UNITED STATES

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:           811-04852

Victory Portfolios
(Exact name of registrant as specified in charter)

4900 Tiedeman Road, 4th Floor, Brooklyn, Ohio                                44144
 (Address of principal executive offices)                                        (Zip code)

Citi Fund Services Ohio, Inc., 4400 Easton Commons, Suite 200, Columbus, OH  43219
(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-539-3863

Date of fiscal year end: June 30

Date of reporting period: December 31, 2024

Item 1. Reports to Stockholders.

(a)

Victory Integrity Discovery Fund

Class A

Ticker: MMEAX

Semi-annual shareholder report — December 31, 2024

The semi-annual shareholder report contains important information about Victory Integrity Discovery Fund (the "Fund") for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Class A	$84	1.58%

Footnote	Description
Footnote*	Annualized

FUND STATISTICS

($ amounts in 000s)

Net Assets	$67,118
Number of Holdings	124
Portfolio Turnover	20%

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

Value	Value
Utilities	0.8%
Energy	4.6%
Real Estate	4.6%
Communication Services	5.0%
Materials	5.4%
Health Care	6.0%
Consumer Discretionary	12.0%
Information Technology	12.3%
Industrials	18.9%
FinancialsFootnote Reference**	29.0%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

The Marcus Corp.	1.4%
Artivion, Inc.	1.2%
Columbus McKinnon Corp.	1.2%
Interface, Inc.	1.2%
Ribbon Communications, Inc.	1.2%
Origin Bancorp, Inc.	1.2%
Dynex Capital, Inc.	1.2%
NETSTREIT Corp.	1.1%
Dime Community Bancshares, Inc.	1.1%
IMAX Corp.	1.1%
*	Does not include futures contracts, money market instruments, short-term investments purchased with cash collateral from securities loaned, or other assets in excess of liabilities.
**	In the Schedule of Portfolio Investments, if a sector comprises more than 25% of the net assets of the Fund, the securities in that sector are displayed at the industry classification level.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financial Statements

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-539-3863 or visit vcm.com/contact-us.

MMEAX — SAR (12/24)

Victory Integrity Discovery Fund

Class C

Ticker: MMECX

Semi-annual shareholder report — December 31, 2024

The semi-annual shareholder report contains important information about Victory Integrity Discovery Fund (the "Fund") for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Class C	$130	2.45%

Footnote	Description
Footnote*	Annualized

FUND STATISTICS

($ amounts in 000s)

Net Assets	$67,118
Number of Holdings	124
Portfolio Turnover	20%

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

Value	Value
Utilities	0.8%
Energy	4.6%
Real Estate	4.6%
Communication Services	5.0%
Materials	5.4%
Health Care	6.0%
Consumer Discretionary	12.0%
Information Technology	12.3%
Industrials	18.9%
FinancialsFootnote Reference**	29.0%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

The Marcus Corp.	1.4%
Artivion, Inc.	1.2%
Columbus McKinnon Corp.	1.2%
Interface, Inc.	1.2%
Ribbon Communications, Inc.	1.2%
Origin Bancorp, Inc.	1.2%
Dynex Capital, Inc.	1.2%
NETSTREIT Corp.	1.1%
Dime Community Bancshares, Inc.	1.1%
IMAX Corp.	1.1%
*	Does not include futures contracts, money market instruments, short-term investments purchased with cash collateral from securities loaned, or other assets in excess of liabilities.
**	In the Schedule of Portfolio Investments, if a sector comprises more than 25% of the net assets of the Fund, the securities in that sector are displayed at the industry classification level.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financial Statements

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-539-3863 or visit vcm.com/contact-us.

MMECX — SAR (12/24)

Victory Integrity Discovery Fund

Class Y

Ticker: MMEYX

Semi-annual shareholder report — December 31, 2024

The semi-annual shareholder report contains important information about Victory Integrity Discovery Fund (the "Fund") for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Class Y	$73	1.37%

Footnote	Description
Footnote*	Annualized

FUND STATISTICS

($ amounts in 000s)

Net Assets	$67,118
Number of Holdings	124
Portfolio Turnover	20%

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

Value	Value
Utilities	0.8%
Energy	4.6%
Real Estate	4.6%
Communication Services	5.0%
Materials	5.4%
Health Care	6.0%
Consumer Discretionary	12.0%
Information Technology	12.3%
Industrials	18.9%
FinancialsFootnote Reference**	29.0%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

The Marcus Corp.	1.4%
Artivion, Inc.	1.2%
Columbus McKinnon Corp.	1.2%
Interface, Inc.	1.2%
Ribbon Communications, Inc.	1.2%
Origin Bancorp, Inc.	1.2%
Dynex Capital, Inc.	1.2%
NETSTREIT Corp.	1.1%
Dime Community Bancshares, Inc.	1.1%
IMAX Corp.	1.1%
*	Does not include futures contracts, money market instruments, short-term investments purchased with cash collateral from securities loaned, or other assets in excess of liabilities.
**	In the Schedule of Portfolio Investments, if a sector comprises more than 25% of the net assets of the Fund, the securities in that sector are displayed at the industry classification level.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financial Statements

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-539-3863 or visit vcm.com/contact-us.

MMEYX — SAR (12/24)

Victory Integrity Discovery Fund

Member Class

Ticker: MMMMX

Semi-annual shareholder report — December 31, 2024

The semi-annual shareholder report contains important information about Victory Integrity Discovery Fund (the "Fund") for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Member Class	$80	1.50%

Footnote	Description
Footnote*	Annualized

FUND STATISTICS

($ amounts in 000s)

Net Assets	$67,118
Number of Holdings	124
Portfolio Turnover	20%

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

Value	Value
Utilities	0.8%
Energy	4.6%
Real Estate	4.6%
Communication Services	5.0%
Materials	5.4%
Health Care	6.0%
Consumer Discretionary	12.0%
Information Technology	12.3%
Industrials	18.9%
FinancialsFootnote Reference**	29.0%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

The Marcus Corp.	1.4%
Artivion, Inc.	1.2%
Columbus McKinnon Corp.	1.2%
Interface, Inc.	1.2%
Ribbon Communications, Inc.	1.2%
Origin Bancorp, Inc.	1.2%
Dynex Capital, Inc.	1.2%
NETSTREIT Corp.	1.1%
Dime Community Bancshares, Inc.	1.1%
IMAX Corp.	1.1%
*	Does not include futures contracts, money market instruments, short-term investments purchased with cash collateral from securities loaned, or other assets in excess of liabilities.
**	In the Schedule of Portfolio Investments, if a sector comprises more than 25% of the net assets of the Fund, the securities in that sector are displayed at the industry classification level.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financial Statements

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-235-8396 or visit vcm.com/contact-us.

MMMMX — SAR (12/24)

Victory Integrity Mid-Cap Value Fund

Class A

Ticker: MAIMX

Semi-annual shareholder report — December 31, 2024

The semi-annual shareholder report contains important information about Victory Integrity Mid-Cap Value Fund (the "Fund") for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Class A	$52	1.00%

Footnote	Description
Footnote*	Annualized

FUND STATISTICS

($ amounts in 000s)

Net Assets	$308,056
Number of Holdings	119
Portfolio Turnover	23%

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

Value	Value
Energy	4.8%
Consumer Staples	6.4%
Materials	6.5%
Utilities	7.3%
Health Care	8.8%
Information Technology	9.0%
Consumer Discretionary	9.3%
Real Estate	9.8%
Financials	16.2%
Industrials	19.1%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

Realty Income Corp.	1.4%
M&T Bank Corp.	1.3%
Raymond James Financial, Inc.	1.3%
Cummins, Inc.	1.2%
Huntington Bancshares, Inc.	1.2%
Fifth Third Bancorp	1.2%
VICI Properties, Inc.	1.2%
First Horizon Corp.	1.2%
State Street Corp.	1.1%
Xcel Energy, Inc.	1.1%
*	Does not include futures contracts, money market instruments, short-term investments purchased with cash collateral from securities loaned, or other assets in excess of liabilities.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financial Statements

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-539-3863 or visit vcm.com/contact-us.

MAIMX — SAR (12/24)

Victory Integrity Mid-Cap Value Fund

Class C

Ticker: MCIMX

Semi-annual shareholder report — December 31, 2024

The semi-annual shareholder report contains important information about Victory Integrity Mid-Cap Value Fund (the "Fund") for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Class C	$90	1.75%

Footnote	Description
Footnote*	Annualized

FUND STATISTICS

($ amounts in 000s)

Net Assets	$308,056
Number of Holdings	119
Portfolio Turnover	23%

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

Value	Value
Energy	4.8%
Consumer Staples	6.4%
Materials	6.5%
Utilities	7.3%
Health Care	8.8%
Information Technology	9.0%
Consumer Discretionary	9.3%
Real Estate	9.8%
Financials	16.2%
Industrials	19.1%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

Realty Income Corp.	1.4%
M&T Bank Corp.	1.3%
Raymond James Financial, Inc.	1.3%
Cummins, Inc.	1.2%
Huntington Bancshares, Inc.	1.2%
Fifth Third Bancorp	1.2%
VICI Properties, Inc.	1.2%
First Horizon Corp.	1.2%
State Street Corp.	1.1%
Xcel Energy, Inc.	1.1%
*	Does not include futures contracts, money market instruments, short-term investments purchased with cash collateral from securities loaned, or other assets in excess of liabilities.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financial Statements

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-539-3863 or visit vcm.com/contact-us.

MCIMX — SAR (12/24)

Victory Integrity Mid-Cap Value Fund

Class R6

Ticker: MRIMX

Semi-annual shareholder report — December 31, 2024

The semi-annual shareholder report contains important information about Victory Integrity Mid-Cap Value Fund (the "Fund") for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Class R6	$31	0.60%

Footnote	Description
Footnote*	Annualized

FUND STATISTICS

($ amounts in 000s)

Net Assets	$308,056
Number of Holdings	119
Portfolio Turnover	23%

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

Value	Value
Energy	4.8%
Consumer Staples	6.4%
Materials	6.5%
Utilities	7.3%
Health Care	8.8%
Information Technology	9.0%
Consumer Discretionary	9.3%
Real Estate	9.8%
Financials	16.2%
Industrials	19.1%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

Realty Income Corp.	1.4%
M&T Bank Corp.	1.3%
Raymond James Financial, Inc.	1.3%
Cummins, Inc.	1.2%
Huntington Bancshares, Inc.	1.2%
Fifth Third Bancorp	1.2%
VICI Properties, Inc.	1.2%
First Horizon Corp.	1.2%
State Street Corp.	1.1%
Xcel Energy, Inc.	1.1%
*	Does not include futures contracts, money market instruments, short-term investments purchased with cash collateral from securities loaned, or other assets in excess of liabilities.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financial Statements

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-539-3863 or visit vcm.com/contact-us.

MRIMX — SAR (12/24)

Victory Integrity Mid-Cap Value Fund

Class Y

Ticker: MYIMX

Semi-annual shareholder report — December 31, 2024

The semi-annual shareholder report contains important information about Victory Integrity Mid-Cap Value Fund (the "Fund") for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Class Y	$39	0.75%

Footnote	Description
Footnote*	Annualized

FUND STATISTICS

($ amounts in 000s)

Net Assets	$308,056
Number of Holdings	119
Portfolio Turnover	23%

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

Value	Value
Energy	4.8%
Consumer Staples	6.4%
Materials	6.5%
Utilities	7.3%
Health Care	8.8%
Information Technology	9.0%
Consumer Discretionary	9.3%
Real Estate	9.8%
Financials	16.2%
Industrials	19.1%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

Realty Income Corp.	1.4%
M&T Bank Corp.	1.3%
Raymond James Financial, Inc.	1.3%
Cummins, Inc.	1.2%
Huntington Bancshares, Inc.	1.2%
Fifth Third Bancorp	1.2%
VICI Properties, Inc.	1.2%
First Horizon Corp.	1.2%
State Street Corp.	1.1%
Xcel Energy, Inc.	1.1%
*	Does not include futures contracts, money market instruments, short-term investments purchased with cash collateral from securities loaned, or other assets in excess of liabilities.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financial Statements

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-539-3863 or visit vcm.com/contact-us.

MYIMX — SAR (12/24)

Victory Integrity Mid-Cap Value Fund

Member Class

Ticker: MMIJX

Semi-annual shareholder report — December 31, 2024

The semi-annual shareholder report contains important information about Victory Integrity Mid-Cap Value Fund (the "Fund") for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Member Class	$44	0.85%

Footnote	Description
Footnote*	Annualized

FUND STATISTICS

($ amounts in 000s)

Net Assets	$308,056
Number of Holdings	119
Portfolio Turnover	23%

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

Value	Value
Energy	4.8%
Consumer Staples	6.4%
Materials	6.5%
Utilities	7.3%
Health Care	8.8%
Information Technology	9.0%
Consumer Discretionary	9.3%
Real Estate	9.8%
Financials	16.2%
Industrials	19.1%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

Realty Income Corp.	1.4%
M&T Bank Corp.	1.3%
Raymond James Financial, Inc.	1.3%
Cummins, Inc.	1.2%
Huntington Bancshares, Inc.	1.2%
Fifth Third Bancorp	1.2%
VICI Properties, Inc.	1.2%
First Horizon Corp.	1.2%
State Street Corp.	1.1%
Xcel Energy, Inc.	1.1%
*	Does not include futures contracts, money market instruments, short-term investments purchased with cash collateral from securities loaned, or other assets in excess of liabilities.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financial Statements

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-235-8396 or visit vcm.com/contact-us.

MMIJX — SAR (12/24)

Victory Integrity Small-Cap Value Fund

Class A

Ticker: VSCVX

Semi-annual shareholder report — December 31, 2024

The semi-annual shareholder report contains important information about Victory Integrity Small-Cap Value Fund (the "Fund") for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Class A	$73	1.42%

Footnote	Description
Footnote*	Annualized

FUND STATISTICS

($ amounts in 000s)

Net Assets	$1,194,284
Number of Holdings	139
Portfolio Turnover	21%

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

Value	Value
Communication Services	2.9%
Materials	5.4%
Energy	6.0%
Health Care	6.0%
Utilities	6.2%
Information Technology	8.1%
Consumer Discretionary	8.8%
Real Estate	11.1%
Industrials	13.2%
FinancialsFootnote Reference**	29.2%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

SouthState Corp.	1.4%
Bank of Hawaii Corp.	1.2%
Glacier Bancorp, Inc.	1.2%
TXNM Energy, Inc.	1.2%
First Merchants Corp.	1.1%
Valley National Bancorp	1.1%
Portland General Electric Co.	1.1%
Banner Corp.	1.1%
Northwestern Energy Group, Inc.	1.1%
Ameris Bancorp	1.1%
*	Does not include futures contracts, money market instruments, short-term investments purchased with cash collateral from securities loaned, or other assets in excess of liabilities.
**	In the Schedule of Portfolio Investments, if a sector comprises more than 25% of the net assets of the Fund, the securities in that sector are displayed at the industry classification level.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financial Statements

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-539-3863 or visit vcm.com/contact-us.

VSCVX — SAR (12/24)

Victory Integrity Small-Cap Value Fund

Class C

Ticker: MCVSX

Semi-annual shareholder report — December 31, 2024

The semi-annual shareholder report contains important information about Victory Integrity Small-Cap Value Fund (the "Fund") for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Class C	$121	2.35%

Footnote	Description
Footnote*	Annualized

FUND STATISTICS

($ amounts in 000s)

Net Assets	$1,194,284
Number of Holdings	139
Portfolio Turnover	21%

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

Value	Value
Communication Services	2.9%
Materials	5.4%
Energy	6.0%
Health Care	6.0%
Utilities	6.2%
Information Technology	8.1%
Consumer Discretionary	8.8%
Real Estate	11.1%
Industrials	13.2%
FinancialsFootnote Reference**	29.2%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

SouthState Corp.	1.4%
Bank of Hawaii Corp.	1.2%
Glacier Bancorp, Inc.	1.2%
TXNM Energy, Inc.	1.2%
First Merchants Corp.	1.1%
Valley National Bancorp	1.1%
Portland General Electric Co.	1.1%
Banner Corp.	1.1%
Northwestern Energy Group, Inc.	1.1%
Ameris Bancorp	1.1%
*	Does not include futures contracts, money market instruments, short-term investments purchased with cash collateral from securities loaned, or other assets in excess of liabilities.
**	In the Schedule of Portfolio Investments, if a sector comprises more than 25% of the net assets of the Fund, the securities in that sector are displayed at the industry classification level.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financial Statements

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-539-3863 or visit vcm.com/contact-us.

MCVSX — SAR (12/24)

Victory Integrity Small-Cap Value Fund

Class R

Ticker: MRVSX

Semi-annual shareholder report — December 31, 2024

The semi-annual shareholder report contains important information about Victory Integrity Small-Cap Value Fund (the "Fund") for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Class R	$90	1.75%

Footnote	Description
Footnote*	Annualized

FUND STATISTICS

($ amounts in 000s)

Net Assets	$1,194,284
Number of Holdings	139
Portfolio Turnover	21%

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

Value	Value
Communication Services	2.9%
Materials	5.4%
Energy	6.0%
Health Care	6.0%
Utilities	6.2%
Information Technology	8.1%
Consumer Discretionary	8.8%
Real Estate	11.1%
Industrials	13.2%
FinancialsFootnote Reference**	29.2%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

SouthState Corp.	1.4%
Bank of Hawaii Corp.	1.2%
Glacier Bancorp, Inc.	1.2%
TXNM Energy, Inc.	1.2%
First Merchants Corp.	1.1%
Valley National Bancorp	1.1%
Portland General Electric Co.	1.1%
Banner Corp.	1.1%
Northwestern Energy Group, Inc.	1.1%
Ameris Bancorp	1.1%
*	Does not include futures contracts, money market instruments, short-term investments purchased with cash collateral from securities loaned, or other assets in excess of liabilities.
**	In the Schedule of Portfolio Investments, if a sector comprises more than 25% of the net assets of the Fund, the securities in that sector are displayed at the industry classification level.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financial Statements

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-539-3863 or visit vcm.com/contact-us.

MRVSX — SAR (12/24)

Victory Integrity Small-Cap Value Fund

Class R6

Ticker: MVSSX

Semi-annual shareholder report — December 31, 2024

The semi-annual shareholder report contains important information about Victory Integrity Small-Cap Value Fund (the "Fund") for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Class R6	$49	0.96%

Footnote	Description
Footnote*	Annualized

FUND STATISTICS

($ amounts in 000s)

Net Assets	$1,194,284
Number of Holdings	139
Portfolio Turnover	21%

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

Value	Value
Communication Services	2.9%
Materials	5.4%
Energy	6.0%
Health Care	6.0%
Utilities	6.2%
Information Technology	8.1%
Consumer Discretionary	8.8%
Real Estate	11.1%
Industrials	13.2%
FinancialsFootnote Reference**	29.2%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

SouthState Corp.	1.4%
Bank of Hawaii Corp.	1.2%
Glacier Bancorp, Inc.	1.2%
TXNM Energy, Inc.	1.2%
First Merchants Corp.	1.1%
Valley National Bancorp	1.1%
Portland General Electric Co.	1.1%
Banner Corp.	1.1%
Northwestern Energy Group, Inc.	1.1%
Ameris Bancorp	1.1%
*	Does not include futures contracts, money market instruments, short-term investments purchased with cash collateral from securities loaned, or other assets in excess of liabilities.
**	In the Schedule of Portfolio Investments, if a sector comprises more than 25% of the net assets of the Fund, the securities in that sector are displayed at the industry classification level.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financial Statements

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-539-3863 or visit vcm.com/contact-us.

MVSSX — SAR (12/24)

Victory Integrity Small-Cap Value Fund

Class Y

Ticker: VSVIX

Semi-annual shareholder report — December 31, 2024

The semi-annual shareholder report contains important information about Victory Integrity Small-Cap Value Fund (the "Fund") for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Class Y	$55	1.06%

Footnote	Description
Footnote*	Annualized

FUND STATISTICS

($ amounts in 000s)

Net Assets	$1,194,284
Number of Holdings	139
Portfolio Turnover	21%

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

Value	Value
Communication Services	2.9%
Materials	5.4%
Energy	6.0%
Health Care	6.0%
Utilities	6.2%
Information Technology	8.1%
Consumer Discretionary	8.8%
Real Estate	11.1%
Industrials	13.2%
FinancialsFootnote Reference**	29.2%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

SouthState Corp.	1.4%
Bank of Hawaii Corp.	1.2%
Glacier Bancorp, Inc.	1.2%
TXNM Energy, Inc.	1.2%
First Merchants Corp.	1.1%
Valley National Bancorp	1.1%
Portland General Electric Co.	1.1%
Banner Corp.	1.1%
Northwestern Energy Group, Inc.	1.1%
Ameris Bancorp	1.1%
*	Does not include futures contracts, money market instruments, short-term investments purchased with cash collateral from securities loaned, or other assets in excess of liabilities.
**	In the Schedule of Portfolio Investments, if a sector comprises more than 25% of the net assets of the Fund, the securities in that sector are displayed at the industry classification level.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financial Statements

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-539-3863 or visit vcm.com/contact-us.

VSVIX — SAR (12/24)

Victory Integrity Small/Mid-Cap Value Fund

Class A

Ticker: MAISX

Semi-annual shareholder report — December 31, 2024

The semi-annual shareholder report contains important information about Victory Integrity Small/Mid-Cap Value Fund (the "Fund") for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Class A	$58	1.13%

Footnote	Description
Footnote*	Annualized

FUND STATISTICS

($ amounts in 000s)

Net Assets	$330,993
Number of Holdings	122
Portfolio Turnover	19%

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

Value	Value
Utilities	4.0%
Consumer Staples	4.1%
Energy	4.8%
Health Care	6.7%
Materials	6.9%
Information Technology	8.4%
Real Estate	9.7%
Consumer Discretionary	12.1%
Financials	19.3%
Industrials	19.9%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

First Horizon Corp.	1.4%
Gaming and Leisure Properties, Inc.	1.3%
First Industrial Realty Trust, Inc.	1.3%
Camden Property Trust	1.3%
ITT, Inc.	1.2%
Federal Realty Investment Trust	1.1%
Amdocs Ltd.	1.1%
Prosperity Bancshares, Inc.	1.1%
Pentair PLC	1.1%
Jabil, Inc.	1.1%
*	Does not include futures contracts, money market instruments, short-term investments purchased with cash collateral from securities loaned, or other assets in excess of liabilities.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financial Statements

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-539-3863 or visit vcm.com/contact-us.

MAISX — SAR (12/24)

Victory Integrity Small/Mid-Cap Value Fund

Class R6

Ticker: MIRSX

Semi-annual shareholder report — December 31, 2024

The semi-annual shareholder report contains important information about Victory Integrity Small/Mid-Cap Value Fund (the "Fund") for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Class R6	$43	0.83%

Footnote	Description
Footnote*	Annualized

FUND STATISTICS

($ amounts in 000s)

Net Assets	$330,993
Number of Holdings	122
Portfolio Turnover	19%

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

Value	Value
Utilities	4.0%
Consumer Staples	4.1%
Energy	4.8%
Health Care	6.7%
Materials	6.9%
Information Technology	8.4%
Real Estate	9.7%
Consumer Discretionary	12.1%
Financials	19.3%
Industrials	19.9%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

First Horizon Corp.	1.4%
Gaming and Leisure Properties, Inc.	1.3%
First Industrial Realty Trust, Inc.	1.3%
Camden Property Trust	1.3%
ITT, Inc.	1.2%
Federal Realty Investment Trust	1.1%
Amdocs Ltd.	1.1%
Prosperity Bancshares, Inc.	1.1%
Pentair PLC	1.1%
Jabil, Inc.	1.1%
*	Does not include futures contracts, money market instruments, short-term investments purchased with cash collateral from securities loaned, or other assets in excess of liabilities.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financial Statements

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-539-3863 or visit vcm.com/contact-us.

MIRSX — SAR (12/24)

Victory Integrity Small/Mid-Cap Value Fund

Class Y

Ticker: MYISX

Semi-annual shareholder report — December 31, 2024

The semi-annual shareholder report contains important information about Victory Integrity Small/Mid-Cap Value Fund (the "Fund") for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Class Y	$46	0.88%

Footnote	Description
Footnote*	Annualized

FUND STATISTICS

($ amounts in 000s)

Net Assets	$330,993
Number of Holdings	122
Portfolio Turnover	19%

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

Value	Value
Utilities	4.0%
Consumer Staples	4.1%
Energy	4.8%
Health Care	6.7%
Materials	6.9%
Information Technology	8.4%
Real Estate	9.7%
Consumer Discretionary	12.1%
Financials	19.3%
Industrials	19.9%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

First Horizon Corp.	1.4%
Gaming and Leisure Properties, Inc.	1.3%
First Industrial Realty Trust, Inc.	1.3%
Camden Property Trust	1.3%
ITT, Inc.	1.2%
Federal Realty Investment Trust	1.1%
Amdocs Ltd.	1.1%
Prosperity Bancshares, Inc.	1.1%
Pentair PLC	1.1%
Jabil, Inc.	1.1%
*	Does not include futures contracts, money market instruments, short-term investments purchased with cash collateral from securities loaned, or other assets in excess of liabilities.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financial Statements

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-539-3863 or visit vcm.com/contact-us.

MYISX — SAR (12/24)

Victory Integrity Small/Mid-Cap Value Fund

Member Class

Ticker: MMMSX

Semi-annual shareholder report — December 31, 2024

The semi-annual shareholder report contains important information about Victory Integrity Small/Mid-Cap Value Fund (the "Fund") for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Member Class	$49	0.95%

Footnote	Description
Footnote*	Annualized

FUND STATISTICS

($ amounts in 000s)

Net Assets	$330,993
Number of Holdings	122
Portfolio Turnover	19%

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

Value	Value
Utilities	4.0%
Consumer Staples	4.1%
Energy	4.8%
Health Care	6.7%
Materials	6.9%
Information Technology	8.4%
Real Estate	9.7%
Consumer Discretionary	12.1%
Financials	19.3%
Industrials	19.9%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

First Horizon Corp.	1.4%
Gaming and Leisure Properties, Inc.	1.3%
First Industrial Realty Trust, Inc.	1.3%
Camden Property Trust	1.3%
ITT, Inc.	1.2%
Federal Realty Investment Trust	1.1%
Amdocs Ltd.	1.1%
Prosperity Bancshares, Inc.	1.1%
Pentair PLC	1.1%
Jabil, Inc.	1.1%
*	Does not include futures contracts, money market instruments, short-term investments purchased with cash collateral from securities loaned, or other assets in excess of liabilities.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financial Statements

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-235-8396 or visit vcm.com/contact-us.

MMMSX — SAR (12/24)

Victory Munder Multi-Cap Fund

Class A

Ticker: MNNAX

Semi-annual shareholder report — December 31, 2024

The semi-annual shareholder report contains important information about Victory Munder Multi-Cap Fund (the "Fund") for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Class A	$65	1.23%

Footnote	Description
Footnote*	Annualized

FUND STATISTICS

($ amounts in 000s)

Net Assets	$485,717
Number of Holdings	76
Portfolio Turnover	45%

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

Value	Value
Materials	1.3%
Consumer Staples	2.4%
Real Estate	2.7%
Energy	4.4%
Consumer Discretionary	8.8%
Industrials	10.1%
Communication Services	10.5%
Health Care	13.4%
Financials	13.8%
Information TechnologyFootnote Reference**	29.5%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

Apple, Inc.	6.8%
Microsoft Corp.	5.8%
NVIDIA Corp.	5.1%
Amazon.com, Inc.	4.6%
Alphabet, Inc., Class A	4.1%
Meta Platforms, Inc., Class A	3.7%
Broadcom, Inc.	2.1%
Eli Lilly & Co.	2.0%
Visa, Inc., Class A	1.8%
Netflix, Inc.	1.7%
*	Does not include futures contracts, money market instruments, short-term investments purchased with cash collateral from securities loaned, or other assets in excess of liabilities.
**	In the Schedule of Portfolio Investments, if a sector comprises more than 25% of the net assets of the Fund, the securities in that sector are displayed at the industry classification level.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financial Statements

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-539-3863 or visit vcm.com/contact-us.

MNNAX — SAR (12/24)

Victory Munder Multi-Cap Fund

Class C

Ticker: MNNCX

Semi-annual shareholder report — December 31, 2024

The semi-annual shareholder report contains important information about Victory Munder Multi-Cap Fund (the "Fund") for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Class C	$113	2.16%

Footnote	Description
Footnote*	Annualized

FUND STATISTICS

($ amounts in 000s)

Net Assets	$485,717
Number of Holdings	76
Portfolio Turnover	45%

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

Value	Value
Materials	1.3%
Consumer Staples	2.4%
Real Estate	2.7%
Energy	4.4%
Consumer Discretionary	8.8%
Industrials	10.1%
Communication Services	10.5%
Health Care	13.4%
Financials	13.8%
Information TechnologyFootnote Reference**	29.5%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

Apple, Inc.	6.8%
Microsoft Corp.	5.8%
NVIDIA Corp.	5.1%
Amazon.com, Inc.	4.6%
Alphabet, Inc., Class A	4.1%
Meta Platforms, Inc., Class A	3.7%
Broadcom, Inc.	2.1%
Eli Lilly & Co.	2.0%
Visa, Inc., Class A	1.8%
Netflix, Inc.	1.7%
*	Does not include futures contracts, money market instruments, short-term investments purchased with cash collateral from securities loaned, or other assets in excess of liabilities.
**	In the Schedule of Portfolio Investments, if a sector comprises more than 25% of the net assets of the Fund, the securities in that sector are displayed at the industry classification level.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financial Statements

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-539-3863 or visit vcm.com/contact-us.

MNNCX — SAR (12/24)

Victory Munder Multi-Cap Fund

Class Y

Ticker: MNNYX

Semi-annual shareholder report — December 31, 2024

The semi-annual shareholder report contains important information about Victory Munder Multi-Cap Fund (the "Fund") for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Class Y	$50	0.95%

Footnote	Description
Footnote*	Annualized

FUND STATISTICS

($ amounts in 000s)

Net Assets	$485,717
Number of Holdings	76
Portfolio Turnover	45%

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

Value	Value
Materials	1.3%
Consumer Staples	2.4%
Real Estate	2.7%
Energy	4.4%
Consumer Discretionary	8.8%
Industrials	10.1%
Communication Services	10.5%
Health Care	13.4%
Financials	13.8%
Information TechnologyFootnote Reference**	29.5%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

Apple, Inc.	6.8%
Microsoft Corp.	5.8%
NVIDIA Corp.	5.1%
Amazon.com, Inc.	4.6%
Alphabet, Inc., Class A	4.1%
Meta Platforms, Inc., Class A	3.7%
Broadcom, Inc.	2.1%
Eli Lilly & Co.	2.0%
Visa, Inc., Class A	1.8%
Netflix, Inc.	1.7%
*	Does not include futures contracts, money market instruments, short-term investments purchased with cash collateral from securities loaned, or other assets in excess of liabilities.
**	In the Schedule of Portfolio Investments, if a sector comprises more than 25% of the net assets of the Fund, the securities in that sector are displayed at the industry classification level.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financial Statements

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-539-3863 or visit vcm.com/contact-us.

MNNYX — SAR (12/24)

Victory S&P 500 Index Fund

Class A

Ticker: MUXAX

Semi-annual shareholder report — December 31, 2024

The semi-annual shareholder report contains important information about Victory S&P 500 Index Fund (the "Fund") for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Class A	$28	0.53%

Footnote	Description
Footnote*	Annualized

FUND STATISTICS

($ amounts in 000s)

Net Assets	$266,374
Number of Holdings	508
Portfolio Turnover	3%

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

Value	Value
Real Estate	2.1%
Utilities	2.3%
Energy	3.1%
Consumer Staples	5.5%
Industrials	8.0%
Communication Services	9.3%
Health Care	10.0%
Consumer Discretionary	11.2%
Financials	13.4%
Information TechnologyFootnote Reference**	32.3%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

Apple, Inc.	7.6%
NVIDIA Corp.	6.6%
Microsoft Corp.	6.3%
Amazon.com, Inc.	4.1%
Meta Platforms, Inc., Class A	2.6%
Tesla, Inc.	2.3%
Alphabet, Inc., Class A	2.2%
Broadcom, Inc.	2.2%
Alphabet, Inc., Class C	1.8%
Berkshire Hathaway, Inc., Class B	1.7%
*	Does not include futures contracts, money market instruments, short-term investments purchased with cash collateral from securities loaned, or other assets in excess of liabilities.
**	In the Schedule of Portfolio Investments, if a sector comprises more than 25% of the net assets of the Fund, the securities in that sector are displayed at the industry classification level.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financial Statements

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-539-3863 or visit vcm.com/contact-us.

MUXAX — SAR (12/24)

Victory S&P 500 Index Fund

Class R

Ticker: MUXRX

Semi-annual shareholder report — December 31, 2024

The semi-annual shareholder report contains important information about Victory S&P 500 Index Fund (the "Fund") for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Class R	$46	0.87%

Footnote	Description
Footnote*	Annualized

FUND STATISTICS

($ amounts in 000s)

Net Assets	$266,374
Number of Holdings	508
Portfolio Turnover	3%

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

Value	Value
Real Estate	2.1%
Utilities	2.3%
Energy	3.1%
Consumer Staples	5.5%
Industrials	8.0%
Communication Services	9.3%
Health Care	10.0%
Consumer Discretionary	11.2%
Financials	13.4%
Information TechnologyFootnote Reference**	32.3%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

Apple, Inc.	7.6%
NVIDIA Corp.	6.6%
Microsoft Corp.	6.3%
Amazon.com, Inc.	4.1%
Meta Platforms, Inc., Class A	2.6%
Tesla, Inc.	2.3%
Alphabet, Inc., Class A	2.2%
Broadcom, Inc.	2.2%
Alphabet, Inc., Class C	1.8%
Berkshire Hathaway, Inc., Class B	1.7%
*	Does not include futures contracts, money market instruments, short-term investments purchased with cash collateral from securities loaned, or other assets in excess of liabilities.
**	In the Schedule of Portfolio Investments, if a sector comprises more than 25% of the net assets of the Fund, the securities in that sector are displayed at the industry classification level.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financial Statements

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-539-3863 or visit vcm.com/contact-us.

MUXRX — SAR (12/24)

Victory S&P 500 Index Fund

Class Y

Ticker: MUXYX

Semi-annual shareholder report — December 31, 2024

The semi-annual shareholder report contains important information about Victory S&P 500 Index Fund (the "Fund") for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Class Y	$26	0.49%

Footnote	Description
Footnote*	Annualized

FUND STATISTICS

($ amounts in 000s)

Net Assets	$266,374
Number of Holdings	508
Portfolio Turnover	3%

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

Value	Value
Real Estate	2.1%
Utilities	2.3%
Energy	3.1%
Consumer Staples	5.5%
Industrials	8.0%
Communication Services	9.3%
Health Care	10.0%
Consumer Discretionary	11.2%
Financials	13.4%
Information TechnologyFootnote Reference**	32.3%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

Apple, Inc.	7.6%
NVIDIA Corp.	6.6%
Microsoft Corp.	6.3%
Amazon.com, Inc.	4.1%
Meta Platforms, Inc., Class A	2.6%
Tesla, Inc.	2.3%
Alphabet, Inc., Class A	2.2%
Broadcom, Inc.	2.2%
Alphabet, Inc., Class C	1.8%
Berkshire Hathaway, Inc., Class B	1.7%
*	Does not include futures contracts, money market instruments, short-term investments purchased with cash collateral from securities loaned, or other assets in excess of liabilities.
**	In the Schedule of Portfolio Investments, if a sector comprises more than 25% of the net assets of the Fund, the securities in that sector are displayed at the industry classification level.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financial Statements

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-539-3863 or visit vcm.com/contact-us.

MUXYX — SAR (12/24)

Victory Munder Mid-Cap Core Growth Fund

Class A

Ticker: MGOAX

Semi-annual shareholder report — December 31, 2024

The semi-annual shareholder report contains important information about Victory Munder Mid-Cap Core Growth Fund (the "Fund") for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Class A	$66	1.28%

Footnote	Description
Footnote*	Annualized

FUND STATISTICS

($ amounts in 000s)

Net Assets	$297,304
Number of Holdings	87
Portfolio Turnover	38%

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

Value	Value
Utilities	3.8%
Materials	4.7%
Energy	5.1%
Consumer Staples	6.6%
Consumer Discretionary	6.7%
Real Estate	7.1%
Health Care	9.7%
Information Technology	15.3%
Industrials	17.8%
Financials	18.1%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

CBRE Group, Inc., Class A	2.2%
SPDR S&P MidCap 400 ETF Trust	2.1%
Brown & Brown, Inc.	1.9%
Ameriprise Financial, Inc.	1.9%
Amphenol Corp., Class A	1.9%
The Trade Desk, Inc., Class A	1.8%
Casey's General Stores, Inc.	1.7%
W.R. Berkley Corp.	1.7%
ResMed, Inc.	1.6%
Evercore, Inc.	1.6%
*	Does not include futures contracts, money market instruments, short-term investments purchased with cash collateral from securities loaned, or other assets in excess of liabilities.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financial Statements

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-539-3863 or visit vcm.com/contact-us.

MGOAX — SAR (12/24)

Victory Munder Mid-Cap Core Growth Fund

Class C

Ticker: MGOTX

Semi-annual shareholder report — December 31, 2024

The semi-annual shareholder report contains important information about Victory Munder Mid-Cap Core Growth Fund (the "Fund") for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Class C	$110	2.12%

Footnote	Description
Footnote*	Annualized

FUND STATISTICS

($ amounts in 000s)

Net Assets	$297,304
Number of Holdings	87
Portfolio Turnover	38%

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

Value	Value
Utilities	3.8%
Materials	4.7%
Energy	5.1%
Consumer Staples	6.6%
Consumer Discretionary	6.7%
Real Estate	7.1%
Health Care	9.7%
Information Technology	15.3%
Industrials	17.8%
Financials	18.1%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

CBRE Group, Inc., Class A	2.2%
SPDR S&P MidCap 400 ETF Trust	2.1%
Brown & Brown, Inc.	1.9%
Ameriprise Financial, Inc.	1.9%
Amphenol Corp., Class A	1.9%
The Trade Desk, Inc., Class A	1.8%
Casey's General Stores, Inc.	1.7%
W.R. Berkley Corp.	1.7%
ResMed, Inc.	1.6%
Evercore, Inc.	1.6%
*	Does not include futures contracts, money market instruments, short-term investments purchased with cash collateral from securities loaned, or other assets in excess of liabilities.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financial Statements

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-539-3863 or visit vcm.com/contact-us.

MGOTX — SAR (12/24)

Victory Munder Mid-Cap Core Growth Fund

Class R6

Ticker: MGOSX

Semi-annual shareholder report — December 31, 2024

The semi-annual shareholder report contains important information about Victory Munder Mid-Cap Core Growth Fund (the "Fund") for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Class R6	$46	0.89%

Footnote	Description
Footnote*	Annualized

FUND STATISTICS

($ amounts in 000s)

Net Assets	$297,304
Number of Holdings	87
Portfolio Turnover	38%

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

Value	Value
Utilities	3.8%
Materials	4.7%
Energy	5.1%
Consumer Staples	6.6%
Consumer Discretionary	6.7%
Real Estate	7.1%
Health Care	9.7%
Information Technology	15.3%
Industrials	17.8%
Financials	18.1%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

CBRE Group, Inc., Class A	2.2%
SPDR S&P MidCap 400 ETF Trust	2.1%
Brown & Brown, Inc.	1.9%
Ameriprise Financial, Inc.	1.9%
Amphenol Corp., Class A	1.9%
The Trade Desk, Inc., Class A	1.8%
Casey's General Stores, Inc.	1.7%
W.R. Berkley Corp.	1.7%
ResMed, Inc.	1.6%
Evercore, Inc.	1.6%
*	Does not include futures contracts, money market instruments, short-term investments purchased with cash collateral from securities loaned, or other assets in excess of liabilities.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financial Statements

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-539-3863 or visit vcm.com/contact-us.

MGOSX — SAR (12/24)

Victory Munder Mid-Cap Core Growth Fund

Class Y

Ticker: MGOYX

Semi-annual shareholder report — December 31, 2024

The semi-annual shareholder report contains important information about Victory Munder Mid-Cap Core Growth Fund (the "Fund") for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Class Y	$52	1.00%

Footnote	Description
Footnote*	Annualized

FUND STATISTICS

($ amounts in 000s)

Net Assets	$297,304
Number of Holdings	87
Portfolio Turnover	38%

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

Value	Value
Utilities	3.8%
Materials	4.7%
Energy	5.1%
Consumer Staples	6.6%
Consumer Discretionary	6.7%
Real Estate	7.1%
Health Care	9.7%
Information Technology	15.3%
Industrials	17.8%
Financials	18.1%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

CBRE Group, Inc., Class A	2.2%
SPDR S&P MidCap 400 ETF Trust	2.1%
Brown & Brown, Inc.	1.9%
Ameriprise Financial, Inc.	1.9%
Amphenol Corp., Class A	1.9%
The Trade Desk, Inc., Class A	1.8%
Casey's General Stores, Inc.	1.7%
W.R. Berkley Corp.	1.7%
ResMed, Inc.	1.6%
Evercore, Inc.	1.6%
*	Does not include futures contracts, money market instruments, short-term investments purchased with cash collateral from securities loaned, or other assets in excess of liabilities.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financial Statements

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-539-3863 or visit vcm.com/contact-us.

MGOYX — SAR (12/24)

Victory Trivalent International Fund - Core Equity

Class A

Ticker: MAICX

Semi-annual shareholder report — December 31, 2024

The semi-annual shareholder report contains important information about Victory Trivalent International Fund - Core Equity (the "Fund") for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Class A	$48	0.95%

Footnote	Description
Footnote*	Annualized

FUND STATISTICS

($ amounts in 000s)

Net Assets	$218,069
Number of Holdings	212
Portfolio Turnover	16%

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

Value	Value
Utilities	3.7%
Energy	5.2%
Communication Services	5.5%
Materials	6.8%
Consumer Staples	7.0%
Health Care	8.4%
Consumer Discretionary	11.0%
Information Technology	11.9%
Industrials	13.2%
Financials	22.6%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

Taiwan Semiconductor Manufacturing Co. Ltd.	3.1%
Novartis AG, Registered Shares	1.5%
Novo Nordisk A/S, Class B	1.5%
Tencent Holdings Ltd.	1.3%
Fairfax Financial Holdings Ltd.	1.2%
AstraZeneca PLC	1.2%
Sumitomo Mitsui Financial Group, Inc.	1.1%
Siemens AG, Registered Shares	1.1%
Deutsche Telekom AG	1.1%
ITOCHU Corp.	1.0%
*	Does not include futures contracts, money market instruments, short-term investments purchased with cash collateral from securities loaned, or other assets in excess of liabilities.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financial Statements

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-539-3863 or visit vcm.com/contact-us.

MAICX — SAR (12/24)

Victory Trivalent International Fund - Core Equity

Class I

Ticker: MICIX

Semi-annual shareholder report — December 31, 2024

The semi-annual shareholder report contains important information about Victory Trivalent International Fund - Core Equity (the "Fund") for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Class I	$30	0.60%

Footnote	Description
Footnote*	Annualized

FUND STATISTICS

($ amounts in 000s)

Net Assets	$218,069
Number of Holdings	212
Portfolio Turnover	16%

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

Value	Value
Utilities	3.7%
Energy	5.2%
Communication Services	5.5%
Materials	6.8%
Consumer Staples	7.0%
Health Care	8.4%
Consumer Discretionary	11.0%
Information Technology	11.9%
Industrials	13.2%
Financials	22.6%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

Taiwan Semiconductor Manufacturing Co. Ltd.	3.1%
Novartis AG, Registered Shares	1.5%
Novo Nordisk A/S, Class B	1.5%
Tencent Holdings Ltd.	1.3%
Fairfax Financial Holdings Ltd.	1.2%
AstraZeneca PLC	1.2%
Sumitomo Mitsui Financial Group, Inc.	1.1%
Siemens AG, Registered Shares	1.1%
Deutsche Telekom AG	1.1%
ITOCHU Corp.	1.0%
*	Does not include futures contracts, money market instruments, short-term investments purchased with cash collateral from securities loaned, or other assets in excess of liabilities.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financial Statements

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-539-3863 or visit vcm.com/contact-us.

MICIX — SAR (12/24)

Victory Trivalent International Fund - Core Equity

Class R6

Ticker: MAIRX

Semi-annual shareholder report — December 31, 2024

The semi-annual shareholder report contains important information about Victory Trivalent International Fund - Core Equity (the "Fund") for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Class R6	$28	0.55%

Footnote	Description
Footnote*	Annualized

FUND STATISTICS

($ amounts in 000s)

Net Assets	$218,069
Number of Holdings	212
Portfolio Turnover	16%

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

Value	Value
Utilities	3.7%
Energy	5.2%
Communication Services	5.5%
Materials	6.8%
Consumer Staples	7.0%
Health Care	8.4%
Consumer Discretionary	11.0%
Information Technology	11.9%
Industrials	13.2%
Financials	22.6%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

Taiwan Semiconductor Manufacturing Co. Ltd.	3.1%
Novartis AG, Registered Shares	1.5%
Novo Nordisk A/S, Class B	1.5%
Tencent Holdings Ltd.	1.3%
Fairfax Financial Holdings Ltd.	1.2%
AstraZeneca PLC	1.2%
Sumitomo Mitsui Financial Group, Inc.	1.1%
Siemens AG, Registered Shares	1.1%
Deutsche Telekom AG	1.1%
ITOCHU Corp.	1.0%
*	Does not include futures contracts, money market instruments, short-term investments purchased with cash collateral from securities loaned, or other assets in excess of liabilities.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financial Statements

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-539-3863 or visit vcm.com/contact-us.

MAIRX — SAR (12/24)

Victory Trivalent International Fund - Core Equity

Class Y

Ticker: MICYX

Semi-annual shareholder report — December 31, 2024

The semi-annual shareholder report contains important information about Victory Trivalent International Fund - Core Equity (the "Fund") for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Class Y	$35	0.70%

Footnote	Description
Footnote*	Annualized

FUND STATISTICS

($ amounts in 000s)

Net Assets	$218,069
Number of Holdings	212
Portfolio Turnover	16%

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

Value	Value
Utilities	3.7%
Energy	5.2%
Communication Services	5.5%
Materials	6.8%
Consumer Staples	7.0%
Health Care	8.4%
Consumer Discretionary	11.0%
Information Technology	11.9%
Industrials	13.2%
Financials	22.6%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

Taiwan Semiconductor Manufacturing Co. Ltd.	3.1%
Novartis AG, Registered Shares	1.5%
Novo Nordisk A/S, Class B	1.5%
Tencent Holdings Ltd.	1.3%
Fairfax Financial Holdings Ltd.	1.2%
AstraZeneca PLC	1.2%
Sumitomo Mitsui Financial Group, Inc.	1.1%
Siemens AG, Registered Shares	1.1%
Deutsche Telekom AG	1.1%
ITOCHU Corp.	1.0%
*	Does not include futures contracts, money market instruments, short-term investments purchased with cash collateral from securities loaned, or other assets in excess of liabilities.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financial Statements

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-539-3863 or visit vcm.com/contact-us.

MICYX — SAR (12/24)

Victory Trivalent International Small-Cap Fund

Class A

Ticker: MISAX

Semi-annual shareholder report — December 31, 2024

The semi-annual shareholder report contains important information about Victory Trivalent International Small-Cap Fund (the "Fund") for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Class A	$68	1.35%

Footnote	Description
Footnote*	Annualized

FUND STATISTICS

($ amounts in 000s)

Net Assets	$3,408,255
Number of Holdings	229
Portfolio Turnover	25%

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

Value	Value
Communication Services	3.6%
Energy	3.9%
Consumer Staples	4.3%
Real Estate	7.7%
Health Care	8.0%
Materials	9.4%
Information Technology	10.7%
Financials	12.7%
Consumer Discretionary	13.3%
Industrials	21.4%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

Celestica, Inc.	1.9%
Fujikura Ltd.	1.1%
Swissquote Group Holding SA, Registered Shares	1.0%
Sanwa Holdings Corp.	1.0%
Vanguard FTSE Developed Markets ETF	1.0%
Technology One Ltd.	0.9%
PSP Swiss Property AG, Registered Shares	0.8%
Beazley PLC	0.8%
Bankinter SA	0.8%
Credit Saison Co. Ltd.	0.8%
*	Does not include futures contracts, money market instruments, short-term investments purchased with cash collateral from securities loaned, or other assets in excess of liabilities.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financial Statements

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-539-3863 or visit vcm.com/contact-us.

MISAX — SAR (12/24)

Victory Trivalent International Small-Cap Fund

Class C

Ticker: MCISX

Semi-annual shareholder report — December 31, 2024

The semi-annual shareholder report contains important information about Victory Trivalent International Small-Cap Fund (the "Fund") for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Class C	$106	2.10%

Footnote	Description
Footnote*	Annualized

FUND STATISTICS

($ amounts in 000s)

Net Assets	$3,408,255
Number of Holdings	229
Portfolio Turnover	25%

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

Value	Value
Communication Services	3.6%
Energy	3.9%
Consumer Staples	4.3%
Real Estate	7.7%
Health Care	8.0%
Materials	9.4%
Information Technology	10.7%
Financials	12.7%
Consumer Discretionary	13.3%
Industrials	21.4%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

Celestica, Inc.	1.9%
Fujikura Ltd.	1.1%
Swissquote Group Holding SA, Registered Shares	1.0%
Sanwa Holdings Corp.	1.0%
Vanguard FTSE Developed Markets ETF	1.0%
Technology One Ltd.	0.9%
PSP Swiss Property AG, Registered Shares	0.8%
Beazley PLC	0.8%
Bankinter SA	0.8%
Credit Saison Co. Ltd.	0.8%
*	Does not include futures contracts, money market instruments, short-term investments purchased with cash collateral from securities loaned, or other assets in excess of liabilities.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financial Statements

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-539-3863 or visit vcm.com/contact-us.

MCISX — SAR (12/24)

Victory Trivalent International Small-Cap Fund

Class I

Ticker: MISIX

Semi-annual shareholder report — December 31, 2024

The semi-annual shareholder report contains important information about Victory Trivalent International Small-Cap Fund (the "Fund") for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Class I	$48	0.96%

Footnote	Description
Footnote*	Annualized

FUND STATISTICS

($ amounts in 000s)

Net Assets	$3,408,255
Number of Holdings	229
Portfolio Turnover	25%

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

Value	Value
Communication Services	3.6%
Energy	3.9%
Consumer Staples	4.3%
Real Estate	7.7%
Health Care	8.0%
Materials	9.4%
Information Technology	10.7%
Financials	12.7%
Consumer Discretionary	13.3%
Industrials	21.4%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

Celestica, Inc.	1.9%
Fujikura Ltd.	1.1%
Swissquote Group Holding SA, Registered Shares	1.0%
Sanwa Holdings Corp.	1.0%
Vanguard FTSE Developed Markets ETF	1.0%
Technology One Ltd.	0.9%
PSP Swiss Property AG, Registered Shares	0.8%
Beazley PLC	0.8%
Bankinter SA	0.8%
Credit Saison Co. Ltd.	0.8%
*	Does not include futures contracts, money market instruments, short-term investments purchased with cash collateral from securities loaned, or other assets in excess of liabilities.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financial Statements

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-539-3863 or visit vcm.com/contact-us.

MISIX — SAR (12/24)

Victory Trivalent International Small-Cap Fund

Class R6

Ticker: MSSIX

Semi-annual shareholder report — December 31, 2024

The semi-annual shareholder report contains important information about Victory Trivalent International Small-Cap Fund (the "Fund") for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Class R6	$51	1.02%

Footnote	Description
Footnote*	Annualized

FUND STATISTICS

($ amounts in 000s)

Net Assets	$3,408,255
Number of Holdings	229
Portfolio Turnover	25%

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

Value	Value
Communication Services	3.6%
Energy	3.9%
Consumer Staples	4.3%
Real Estate	7.7%
Health Care	8.0%
Materials	9.4%
Information Technology	10.7%
Financials	12.7%
Consumer Discretionary	13.3%
Industrials	21.4%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

Celestica, Inc.	1.9%
Fujikura Ltd.	1.1%
Swissquote Group Holding SA, Registered Shares	1.0%
Sanwa Holdings Corp.	1.0%
Vanguard FTSE Developed Markets ETF	1.0%
Technology One Ltd.	0.9%
PSP Swiss Property AG, Registered Shares	0.8%
Beazley PLC	0.8%
Bankinter SA	0.8%
Credit Saison Co. Ltd.	0.8%
*	Does not include futures contracts, money market instruments, short-term investments purchased with cash collateral from securities loaned, or other assets in excess of liabilities.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financial Statements

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-539-3863 or visit vcm.com/contact-us.

MSSIX — SAR (12/24)

Victory Trivalent International Small-Cap Fund

Class Y

Ticker: MYSIX

Semi-annual shareholder report — December 31, 2024

The semi-annual shareholder report contains important information about Victory Trivalent International Small-Cap Fund (the "Fund") for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Class Y	$55	1.10%

Footnote	Description
Footnote*	Annualized

FUND STATISTICS

($ amounts in 000s)

Net Assets	$3,408,255
Number of Holdings	229
Portfolio Turnover	25%

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

Value	Value
Communication Services	3.6%
Energy	3.9%
Consumer Staples	4.3%
Real Estate	7.7%
Health Care	8.0%
Materials	9.4%
Information Technology	10.7%
Financials	12.7%
Consumer Discretionary	13.3%
Industrials	21.4%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

Celestica, Inc.	1.9%
Fujikura Ltd.	1.1%
Swissquote Group Holding SA, Registered Shares	1.0%
Sanwa Holdings Corp.	1.0%
Vanguard FTSE Developed Markets ETF	1.0%
Technology One Ltd.	0.9%
PSP Swiss Property AG, Registered Shares	0.8%
Beazley PLC	0.8%
Bankinter SA	0.8%
Credit Saison Co. Ltd.	0.8%
*	Does not include futures contracts, money market instruments, short-term investments purchased with cash collateral from securities loaned, or other assets in excess of liabilities.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financial Statements

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-539-3863 or visit vcm.com/contact-us.

MYSIX — SAR (12/24)

Victory Core Bond Fund (formerly Victory Total Return Bond Fund)

Class A

Ticker: MUCAX

Semi-annual shareholder report — December 31, 2024

The semi-annual shareholder report contains important information about Victory Core Bond Fund (the "Fund") for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Class A	$43	0.85%

Footnote	Description
Footnote*	Annualized

FUND STATISTICS

($ amounts in 000s)

Net Assets	$43,414
Number of Holdings	271
Portfolio Turnover	23%

Asset AllocationFootnote Reference* (% of Net Assets)

Value	Value
U.S. Treasury Obligations	39.9%
Corporate Bonds	23.3%
U.S. Government Agency Mortgages	14.6%
Asset-Backed Securities	9.1%
Collateralized Mortgage Obligations	7.1%
Yankee Dollars	4.4%
OtherFootnote Reference**	0.3%
*	Does not include futures contracts, money market instruments, short-term investments purchased with cash collateral from securities loaned, or other assets in excess of liabilities.
**	Other includes the remaining asset classes which are each under 2% of the net assets of the Fund.
Percentages are of the net assets of the Fund and may not equal 100%.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financial Statements

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-539-3863 or visit vcm.com/contact-us.

MUCAX — SAR (12/24)

Victory Core Bond Fund (formerly Victory Total Return Bond Fund)

Class C

Ticker: MUCCX

Semi-annual shareholder report — December 31, 2024

The semi-annual shareholder report contains important information about Victory Core Bond Fund (the "Fund") for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Class C	$81	1.60%

Footnote	Description
Footnote*	Annualized

FUND STATISTICS

($ amounts in 000s)

Net Assets	$43,414
Number of Holdings	271
Portfolio Turnover	23%

Asset AllocationFootnote Reference* (% of Net Assets)

Value	Value
U.S. Treasury Obligations	39.9%
Corporate Bonds	23.3%
U.S. Government Agency Mortgages	14.6%
Asset-Backed Securities	9.1%
Collateralized Mortgage Obligations	7.1%
Yankee Dollars	4.4%
OtherFootnote Reference**	0.3%
*	Does not include futures contracts, money market instruments, short-term investments purchased with cash collateral from securities loaned, or other assets in excess of liabilities.
**	Other includes the remaining asset classes which are each under 2% of the net assets of the Fund.
Percentages are of the net assets of the Fund and may not equal 100%.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financial Statements

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-539-3863 or visit vcm.com/contact-us.

MUCCX — SAR (12/24)

Victory Core Bond Fund (formerly Victory Total Return Bond Fund)

Class R6

Ticker: MUCRX

Semi-annual shareholder report — December 31, 2024

The semi-annual shareholder report contains important information about Victory Core Bond Fund (the "Fund") for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Class R6	$30	0.58%

Footnote	Description
Footnote*	Annualized

FUND STATISTICS

($ amounts in 000s)

Net Assets	$43,414
Number of Holdings	271
Portfolio Turnover	23%

Asset AllocationFootnote Reference* (% of Net Assets)

Value	Value
U.S. Treasury Obligations	39.9%
Corporate Bonds	23.3%
U.S. Government Agency Mortgages	14.6%
Asset-Backed Securities	9.1%
Collateralized Mortgage Obligations	7.1%
Yankee Dollars	4.4%
OtherFootnote Reference**	0.3%
*	Does not include futures contracts, money market instruments, short-term investments purchased with cash collateral from securities loaned, or other assets in excess of liabilities.
**	Other includes the remaining asset classes which are each under 2% of the net assets of the Fund.
Percentages are of the net assets of the Fund and may not equal 100%.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financial Statements

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-539-3863 or visit vcm.com/contact-us.

MUCRX — SAR (12/24)

Victory Core Bond Fund (formerly Victory Total Return Bond Fund)

Class Y

Ticker: MUCYX

Semi-annual shareholder report — December 31, 2024

The semi-annual shareholder report contains important information about Victory Core Bond Fund (the "Fund") for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Class Y	$31	0.60%

Footnote	Description
Footnote*	Annualized

FUND STATISTICS

($ amounts in 000s)

Net Assets	$43,414
Number of Holdings	271
Portfolio Turnover	23%

Asset AllocationFootnote Reference* (% of Net Assets)

Value	Value
U.S. Treasury Obligations	39.9%
Corporate Bonds	23.3%
U.S. Government Agency Mortgages	14.6%
Asset-Backed Securities	9.1%
Collateralized Mortgage Obligations	7.1%
Yankee Dollars	4.4%
OtherFootnote Reference**	0.3%
*	Does not include futures contracts, money market instruments, short-term investments purchased with cash collateral from securities loaned, or other assets in excess of liabilities.
**	Other includes the remaining asset classes which are each under 2% of the net assets of the Fund.
Percentages are of the net assets of the Fund and may not equal 100%.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financial Statements

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-539-3863 or visit vcm.com/contact-us.

MUCYX — SAR (12/24)

Victory Diversified Stock Fund

Class A

Ticker: SRVEX

Semi-annual shareholder report — December 31, 2024

The semi-annual shareholder report contains important information about Victory Diversified Stock Fund (the "Fund") for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Class A	$55	1.05%

Footnote	Description
Footnote*	Annualized

FUND STATISTICS

($ amounts in 000s)

Net Assets	$329,431
Number of Holdings	78
Portfolio Turnover	47%

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

Value	Value
Materials	0.5%
Real Estate	1.9%
Consumer Staples	2.4%
Energy	4.3%
Consumer Discretionary	8.8%
Industrials	10.0%
Communication Services	10.4%
Health Care	13.5%
Financials	13.6%
Information TechnologyFootnote Reference**	31.7%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

Apple, Inc.	8.1%
Microsoft Corp.	6.0%
NVIDIA Corp.	5.8%
Amazon.com, Inc.	4.7%
Alphabet, Inc., Class C	4.1%
Meta Platforms, Inc., Class A	3.7%
Broadcom, Inc.	2.1%
Eli Lilly & Co.	2.1%
Visa, Inc., Class A	1.8%
Netflix, Inc.	1.7%
*	Does not include futures contracts, money market instruments, short-term investments purchased with cash collateral from securities loaned, or other assets in excess of liabilities.
**	In the Schedule of Portfolio Investments, if a sector comprises more than 25% of the net assets of the Fund, the securities in that sector are displayed at the industry classification level.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financial Statements

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-539-3863 or visit vcm.com/contact-us.

SRVEX — SAR (12/24)

Victory Diversified Stock Fund

Class C

Ticker: VDSCX

Semi-annual shareholder report — December 31, 2024

The semi-annual shareholder report contains important information about Victory Diversified Stock Fund (the "Fund") for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Class C	$106	2.02%

Footnote	Description
Footnote*	Annualized

FUND STATISTICS

($ amounts in 000s)

Net Assets	$329,431
Number of Holdings	78
Portfolio Turnover	47%

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

Value	Value
Materials	0.5%
Real Estate	1.9%
Consumer Staples	2.4%
Energy	4.3%
Consumer Discretionary	8.8%
Industrials	10.0%
Communication Services	10.4%
Health Care	13.5%
Financials	13.6%
Information TechnologyFootnote Reference**	31.7%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

Apple, Inc.	8.1%
Microsoft Corp.	6.0%
NVIDIA Corp.	5.8%
Amazon.com, Inc.	4.7%
Alphabet, Inc., Class C	4.1%
Meta Platforms, Inc., Class A	3.7%
Broadcom, Inc.	2.1%
Eli Lilly & Co.	2.1%
Visa, Inc., Class A	1.8%
Netflix, Inc.	1.7%
*	Does not include futures contracts, money market instruments, short-term investments purchased with cash collateral from securities loaned, or other assets in excess of liabilities.
**	In the Schedule of Portfolio Investments, if a sector comprises more than 25% of the net assets of the Fund, the securities in that sector are displayed at the industry classification level.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financial Statements

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-539-3863 or visit vcm.com/contact-us.

VDSCX — SAR (12/24)

Victory Diversified Stock Fund

Class I

Ticker: VDSIX

Semi-annual shareholder report — December 31, 2024

The semi-annual shareholder report contains important information about Victory Diversified Stock Fund (the "Fund") for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Class I	$44	0.83%

Footnote	Description
Footnote*	Annualized

FUND STATISTICS

($ amounts in 000s)

Net Assets	$329,431
Number of Holdings	78
Portfolio Turnover	47%

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

Value	Value
Materials	0.5%
Real Estate	1.9%
Consumer Staples	2.4%
Energy	4.3%
Consumer Discretionary	8.8%
Industrials	10.0%
Communication Services	10.4%
Health Care	13.5%
Financials	13.6%
Information TechnologyFootnote Reference**	31.7%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

Apple, Inc.	8.1%
Microsoft Corp.	6.0%
NVIDIA Corp.	5.8%
Amazon.com, Inc.	4.7%
Alphabet, Inc., Class C	4.1%
Meta Platforms, Inc., Class A	3.7%
Broadcom, Inc.	2.1%
Eli Lilly & Co.	2.1%
Visa, Inc., Class A	1.8%
Netflix, Inc.	1.7%
*	Does not include futures contracts, money market instruments, short-term investments purchased with cash collateral from securities loaned, or other assets in excess of liabilities.
**	In the Schedule of Portfolio Investments, if a sector comprises more than 25% of the net assets of the Fund, the securities in that sector are displayed at the industry classification level.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financial Statements

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-539-3863 or visit vcm.com/contact-us.

VDSIX — SAR (12/24)

Victory Diversified Stock Fund

Class R

Ticker: GRINX

Semi-annual shareholder report — December 31, 2024

The semi-annual shareholder report contains important information about Victory Diversified Stock Fund (the "Fund") for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Class R	$70	1.34%

Footnote	Description
Footnote*	Annualized

FUND STATISTICS

($ amounts in 000s)

Net Assets	$329,431
Number of Holdings	78
Portfolio Turnover	47%

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

Value	Value
Materials	0.5%
Real Estate	1.9%
Consumer Staples	2.4%
Energy	4.3%
Consumer Discretionary	8.8%
Industrials	10.0%
Communication Services	10.4%
Health Care	13.5%
Financials	13.6%
Information TechnologyFootnote Reference**	31.7%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

Apple, Inc.	8.1%
Microsoft Corp.	6.0%
NVIDIA Corp.	5.8%
Amazon.com, Inc.	4.7%
Alphabet, Inc., Class C	4.1%
Meta Platforms, Inc., Class A	3.7%
Broadcom, Inc.	2.1%
Eli Lilly & Co.	2.1%
Visa, Inc., Class A	1.8%
Netflix, Inc.	1.7%
*	Does not include futures contracts, money market instruments, short-term investments purchased with cash collateral from securities loaned, or other assets in excess of liabilities.
**	In the Schedule of Portfolio Investments, if a sector comprises more than 25% of the net assets of the Fund, the securities in that sector are displayed at the industry classification level.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financial Statements

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-539-3863 or visit vcm.com/contact-us.

GRINX — SAR (12/24)

Victory Diversified Stock Fund

Class R6

Ticker: VDSRX

Semi-annual shareholder report — December 31, 2024

The semi-annual shareholder report contains important information about Victory Diversified Stock Fund (the "Fund") for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Class R6	$41	0.78%

Footnote	Description
Footnote*	Annualized

FUND STATISTICS

($ amounts in 000s)

Net Assets	$329,431
Number of Holdings	78
Portfolio Turnover	47%

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

Value	Value
Materials	0.5%
Real Estate	1.9%
Consumer Staples	2.4%
Energy	4.3%
Consumer Discretionary	8.8%
Industrials	10.0%
Communication Services	10.4%
Health Care	13.5%
Financials	13.6%
Information TechnologyFootnote Reference**	31.7%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

Apple, Inc.	8.1%
Microsoft Corp.	6.0%
NVIDIA Corp.	5.8%
Amazon.com, Inc.	4.7%
Alphabet, Inc., Class C	4.1%
Meta Platforms, Inc., Class A	3.7%
Broadcom, Inc.	2.1%
Eli Lilly & Co.	2.1%
Visa, Inc., Class A	1.8%
Netflix, Inc.	1.7%
*	Does not include futures contracts, money market instruments, short-term investments purchased with cash collateral from securities loaned, or other assets in excess of liabilities.
**	In the Schedule of Portfolio Investments, if a sector comprises more than 25% of the net assets of the Fund, the securities in that sector are displayed at the industry classification level.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financial Statements

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-539-3863 or visit vcm.com/contact-us.

VDSRX — SAR (12/24)

Victory Diversified Stock Fund

Class Y

Ticker: VDSYX

Semi-annual shareholder report — December 31, 2024

The semi-annual shareholder report contains important information about Victory Diversified Stock Fund (the "Fund") for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Class Y	$45	0.86%

Footnote	Description
Footnote*	Annualized

FUND STATISTICS

($ amounts in 000s)

Net Assets	$329,431
Number of Holdings	78
Portfolio Turnover	47%

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

Value	Value
Materials	0.5%
Real Estate	1.9%
Consumer Staples	2.4%
Energy	4.3%
Consumer Discretionary	8.8%
Industrials	10.0%
Communication Services	10.4%
Health Care	13.5%
Financials	13.6%
Information TechnologyFootnote Reference**	31.7%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

Apple, Inc.	8.1%
Microsoft Corp.	6.0%
NVIDIA Corp.	5.8%
Amazon.com, Inc.	4.7%
Alphabet, Inc., Class C	4.1%
Meta Platforms, Inc., Class A	3.7%
Broadcom, Inc.	2.1%
Eli Lilly & Co.	2.1%
Visa, Inc., Class A	1.8%
Netflix, Inc.	1.7%
*	Does not include futures contracts, money market instruments, short-term investments purchased with cash collateral from securities loaned, or other assets in excess of liabilities.
**	In the Schedule of Portfolio Investments, if a sector comprises more than 25% of the net assets of the Fund, the securities in that sector are displayed at the industry classification level.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financial Statements

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-539-3863 or visit vcm.com/contact-us.

VDSYX — SAR (12/24)

Victory Special Value Fund

Class A

Ticker: SSVSX

Semi-annual shareholder report — December 31, 2024

The semi-annual shareholder report contains important information about Victory Special Value Fund (the "Fund") for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Class A	$65	1.24%

Footnote	Description
Footnote*	Annualized

FUND STATISTICS

($ amounts in 000s)

Net Assets	$44,145
Number of Holdings	74
Portfolio Turnover	51%

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

Value	Value
Materials	0.5%
Real Estate	1.8%
Consumer Staples	2.4%
Energy	4.3%
Consumer Discretionary	8.8%
Industrials	9.9%
Communication Services	10.5%
Health Care	13.4%
Financials	13.7%
Information TechnologyFootnote Reference**	31.5%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

Apple, Inc.	8.1%
Microsoft Corp.	6.1%
NVIDIA Corp.	5.7%
Amazon.com, Inc.	4.7%
Alphabet, Inc., Class C	4.0%
Meta Platforms, Inc., Class A	3.8%
Eli Lilly & Co.	2.1%
Broadcom, Inc.	2.1%
SPDR S&P 500 ETF Trust	2.0%
Visa, Inc., Class A	1.8%
*	Does not include futures contracts, money market instruments, short-term investments purchased with cash collateral from securities loaned, or other assets in excess of liabilities.
**	In the Schedule of Portfolio Investments, if a sector comprises more than 25% of the net assets of the Fund, the securities in that sector are displayed at the industry classification level.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financial Statements

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-539-3863 or visit vcm.com/contact-us.

SSVSX — SAR (12/24)

Victory Special Value Fund

Class C

Ticker: VSVCX

Semi-annual shareholder report — December 31, 2024

The semi-annual shareholder report contains important information about Victory Special Value Fund (the "Fund") for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Class C	$110	2.10%

Footnote	Description
Footnote*	Annualized

FUND STATISTICS

($ amounts in 000s)

Net Assets	$44,145
Number of Holdings	74
Portfolio Turnover	51%

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

Value	Value
Materials	0.5%
Real Estate	1.8%
Consumer Staples	2.4%
Energy	4.3%
Consumer Discretionary	8.8%
Industrials	9.9%
Communication Services	10.5%
Health Care	13.4%
Financials	13.7%
Information TechnologyFootnote Reference**	31.5%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

Apple, Inc.	8.1%
Microsoft Corp.	6.1%
NVIDIA Corp.	5.7%
Amazon.com, Inc.	4.7%
Alphabet, Inc., Class C	4.0%
Meta Platforms, Inc., Class A	3.8%
Eli Lilly & Co.	2.1%
Broadcom, Inc.	2.1%
SPDR S&P 500 ETF Trust	2.0%
Visa, Inc., Class A	1.8%
*	Does not include futures contracts, money market instruments, short-term investments purchased with cash collateral from securities loaned, or other assets in excess of liabilities.
**	In the Schedule of Portfolio Investments, if a sector comprises more than 25% of the net assets of the Fund, the securities in that sector are displayed at the industry classification level.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financial Statements

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-539-3863 or visit vcm.com/contact-us.

VSVCX — SAR (12/24)

Victory Special Value Fund

Class I

Ticker: VSPIX

Semi-annual shareholder report — December 31, 2024

The semi-annual shareholder report contains important information about Victory Special Value Fund (the "Fund") for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Class I	$55	1.05%

Footnote	Description
Footnote*	Annualized

FUND STATISTICS

($ amounts in 000s)

Net Assets	$44,145
Number of Holdings	74
Portfolio Turnover	51%

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

Value	Value
Materials	0.5%
Real Estate	1.8%
Consumer Staples	2.4%
Energy	4.3%
Consumer Discretionary	8.8%
Industrials	9.9%
Communication Services	10.5%
Health Care	13.4%
Financials	13.7%
Information TechnologyFootnote Reference**	31.5%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

Apple, Inc.	8.1%
Microsoft Corp.	6.1%
NVIDIA Corp.	5.7%
Amazon.com, Inc.	4.7%
Alphabet, Inc., Class C	4.0%
Meta Platforms, Inc., Class A	3.8%
Eli Lilly & Co.	2.1%
Broadcom, Inc.	2.1%
SPDR S&P 500 ETF Trust	2.0%
Visa, Inc., Class A	1.8%
*	Does not include futures contracts, money market instruments, short-term investments purchased with cash collateral from securities loaned, or other assets in excess of liabilities.
**	In the Schedule of Portfolio Investments, if a sector comprises more than 25% of the net assets of the Fund, the securities in that sector are displayed at the industry classification level.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financial Statements

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-539-3863 or visit vcm.com/contact-us.

VSPIX — SAR (12/24)

Victory Special Value Fund

Class R

Ticker: VSVGX

Semi-annual shareholder report — December 31, 2024

The semi-annual shareholder report contains important information about Victory Special Value Fund (the "Fund") for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Class R	$84	1.60%

Footnote	Description
Footnote*	Annualized

FUND STATISTICS

($ amounts in 000s)

Net Assets	$44,145
Number of Holdings	74
Portfolio Turnover	51%

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

Value	Value
Materials	0.5%
Real Estate	1.8%
Consumer Staples	2.4%
Energy	4.3%
Consumer Discretionary	8.8%
Industrials	9.9%
Communication Services	10.5%
Health Care	13.4%
Financials	13.7%
Information TechnologyFootnote Reference**	31.5%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

Apple, Inc.	8.1%
Microsoft Corp.	6.1%
NVIDIA Corp.	5.7%
Amazon.com, Inc.	4.7%
Alphabet, Inc., Class C	4.0%
Meta Platforms, Inc., Class A	3.8%
Eli Lilly & Co.	2.1%
Broadcom, Inc.	2.1%
SPDR S&P 500 ETF Trust	2.0%
Visa, Inc., Class A	1.8%
*	Does not include futures contracts, money market instruments, short-term investments purchased with cash collateral from securities loaned, or other assets in excess of liabilities.
**	In the Schedule of Portfolio Investments, if a sector comprises more than 25% of the net assets of the Fund, the securities in that sector are displayed at the industry classification level.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financial Statements

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-539-3863 or visit vcm.com/contact-us.

VSVGX — SAR (12/24)

Victory THB US Small Opportunities Fund

Class A

Ticker: THBVX

Semi-annual shareholder report — December 31, 2024

The semi-annual shareholder report contains important information about Victory THB US Small Opportunities Fund (the "Fund") for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Class A	$86	1.70%

Footnote	Description
Footnote*	Annualized

FUND STATISTICS

($ amounts in 000s)

Net Assets	$8,002
Number of Holdings	65
Portfolio Turnover	28%

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

Value	Value
Consumer Staples	0.9%
Energy	4.4%
Materials	6.2%
Information Technology	14.0%
Financials	14.8%
Health Care	16.4%
Consumer Discretionary	17.5%
IndustrialsFootnote Reference**	25.3%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

Latham Group, Inc.	3.0%
Acadian Asset Management, Inc.	2.8%
Atmus Filtration Technologies, Inc.	2.6%
Vericel Corp.	2.4%
CorVel Corp.	2.4%
Hawkins, Inc.	2.3%
Halozyme Therapeutics, Inc.	2.3%
ESCO Technologies, Inc.	2.3%
Advanced Energy Industries, Inc.	2.2%
ePlus, Inc.	2.2%
*	Does not include futures contracts, money market instruments, short-term investments purchased with cash collateral from securities loaned, or other assets in excess of liabilities.
**	In the Schedule of Portfolio Investments, if a sector comprises more than 25% of the net assets of the Fund, the securities in that sector are displayed at the industry classification level.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financial Statements

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-539-3863 or visit vcm.com/contact-us.

THBVX — SAR (12/24)

Victory THB US Small Opportunities Fund

Class I

Ticker: THBIX

Semi-annual shareholder report — December 31, 2024

The semi-annual shareholder report contains important information about Victory THB US Small Opportunities Fund (the "Fund") for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Class I	$63	1.25%

Footnote	Description
Footnote*	Annualized

FUND STATISTICS

($ amounts in 000s)

Net Assets	$8,002
Number of Holdings	65
Portfolio Turnover	28%

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

Value	Value
Consumer Staples	0.9%
Energy	4.4%
Materials	6.2%
Information Technology	14.0%
Financials	14.8%
Health Care	16.4%
Consumer Discretionary	17.5%
IndustrialsFootnote Reference**	25.3%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

Latham Group, Inc.	3.0%
Acadian Asset Management, Inc.	2.8%
Atmus Filtration Technologies, Inc.	2.6%
Vericel Corp.	2.4%
CorVel Corp.	2.4%
Hawkins, Inc.	2.3%
Halozyme Therapeutics, Inc.	2.3%
ESCO Technologies, Inc.	2.3%
Advanced Energy Industries, Inc.	2.2%
ePlus, Inc.	2.2%
*	Does not include futures contracts, money market instruments, short-term investments purchased with cash collateral from securities loaned, or other assets in excess of liabilities.
**	In the Schedule of Portfolio Investments, if a sector comprises more than 25% of the net assets of the Fund, the securities in that sector are displayed at the industry classification level.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financial Statements

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-539-3863 or visit vcm.com/contact-us.

THBIX — SAR (12/24)

Victory Strategic Allocation Fund

Class A

Ticker: SBALX

Semi-annual shareholder report — December 31, 2024

The semi-annual shareholder report contains important information about Victory Strategic Allocation Fund (the "Fund") for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us. This report describes changes to the Fund that occurred during the period.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Class A	$21	0.40%

Footnote	Description
Footnote*	Annualized

FUND STATISTICS

($ amounts in 000s)

Net Assets	$25,644
Number of Holdings	10
Portfolio Turnover	7%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

Victory Core Bond Fund, Class R6	31.6%
Victory RS Global Fund, Class Y	29.5%
Victory Sophus Emerging Markets Fund, Class R6	8.7%
Victory Investment Grade Convertible Fund, Class I	6.1%
Victory Trivalent International Small-Cap Fund, Class I	6.0%
VictoryShares WestEnd U.S. Sector ETF	5.4%
Victory RS Partners Fund, Class Y	3.7%
Victory Integrity Discovery Fund, Class Y	3.3%
Victory Global Energy Transition Fund, Class Y	3.2%
Victory Market Neutral Income Fund, Class I	1.6%

Asset AllocationFootnote Reference* (% of Net Assets)

Value	Value
Affiliated Equity Mutual Funds	56.0%
Affiliated Fixed-Income Mutual Funds	37.8%
Affiliated Equity Exchange-Traded Funds	5.4%
*	Does not include futures contracts, money market instruments, or other assets in excess of liabilities.
Percentages are of the net assets of the Fund and may not equal 100%.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financial Statements

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-539-3863 or visit vcm.com/contact-us.

SBALX — SAR (12/24)

Victory Strategic Allocation Fund

Class C

Ticker: VBFCX

Semi-annual shareholder report — December 31, 2024

The semi-annual shareholder report contains important information about Victory Strategic Allocation Fund (the "Fund") for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us. This report describes changes to the Fund that occurred during the period.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Class C	$59	1.15%

Footnote	Description
Footnote*	Annualized

FUND STATISTICS

($ amounts in 000s)

Net Assets	$25,644
Number of Holdings	10
Portfolio Turnover	7%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

Victory Core Bond Fund, Class R6	31.6%
Victory RS Global Fund, Class Y	29.5%
Victory Sophus Emerging Markets Fund, Class R6	8.7%
Victory Investment Grade Convertible Fund, Class I	6.1%
Victory Trivalent International Small-Cap Fund, Class I	6.0%
VictoryShares WestEnd U.S. Sector ETF	5.4%
Victory RS Partners Fund, Class Y	3.7%
Victory Integrity Discovery Fund, Class Y	3.3%
Victory Global Energy Transition Fund, Class Y	3.2%
Victory Market Neutral Income Fund, Class I	1.6%

Asset AllocationFootnote Reference* (% of Net Assets)

Value	Value
Affiliated Equity Mutual Funds	56.0%
Affiliated Fixed-Income Mutual Funds	37.8%
Affiliated Equity Exchange-Traded Funds	5.4%
*	Does not include futures contracts, money market instruments, or other assets in excess of liabilities.
Percentages are of the net assets of the Fund and may not equal 100%.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financial Statements

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-539-3863 or visit vcm.com/contact-us.

VBFCX — SAR (12/24)

Victory Strategic Allocation Fund

Class I

Ticker: VBFIX

Semi-annual shareholder report — December 31, 2024

The semi-annual shareholder report contains important information about Victory Strategic Allocation Fund (the "Fund") for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us. This report describes changes to the Fund that occurred during the period.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Class I	$8	0.15%

Footnote	Description
Footnote*	Annualized

FUND STATISTICS

($ amounts in 000s)

Net Assets	$25,644
Number of Holdings	10
Portfolio Turnover	7%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

Victory Core Bond Fund, Class R6	31.6%
Victory RS Global Fund, Class Y	29.5%
Victory Sophus Emerging Markets Fund, Class R6	8.7%
Victory Investment Grade Convertible Fund, Class I	6.1%
Victory Trivalent International Small-Cap Fund, Class I	6.0%
VictoryShares WestEnd U.S. Sector ETF	5.4%
Victory RS Partners Fund, Class Y	3.7%
Victory Integrity Discovery Fund, Class Y	3.3%
Victory Global Energy Transition Fund, Class Y	3.2%
Victory Market Neutral Income Fund, Class I	1.6%

Asset AllocationFootnote Reference* (% of Net Assets)

Value	Value
Affiliated Equity Mutual Funds	56.0%
Affiliated Fixed-Income Mutual Funds	37.8%
Affiliated Equity Exchange-Traded Funds	5.4%
*	Does not include futures contracts, money market instruments, or other assets in excess of liabilities.
Percentages are of the net assets of the Fund and may not equal 100%.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financial Statements

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-539-3863 or visit vcm.com/contact-us.

VBFIX — SAR (12/24)

Victory Fund for Income

Class A

Ticker: IPFIX

Semi-annual shareholder report — December 31, 2024

The semi-annual shareholder report contains important information about Victory Fund for Income (the "Fund") for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Class A	$46	0.91%

Footnote	Description
Footnote*	Annualized

FUND STATISTICS

($ amounts in 000s)

Net Assets	$327,490
Number of Holdings	489
Portfolio Turnover	12%

Asset AllocationFootnote Reference* (% of Net Assets)

Value	Value
U.S. Government Agency Mortgages	73.7%
U.S. Treasury Obligations	22.9%
Collateralized Mortgage Obligations	2.4%
Investment Companies	0.1%
*	Does not include futures contracts, money market instruments, short-term investments purchased with cash collateral from securities loaned, or other assets in excess of liabilities.
Percentages are of the net assets of the Fund and may not equal 100%.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financial Statements

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-539-3863 or visit vcm.com/contact-us.

IPFIX — SAR (12/24)

Victory Fund for Income

Class C

Ticker: VFFCX

Semi-annual shareholder report — December 31, 2024

The semi-annual shareholder report contains important information about Victory Fund for Income (the "Fund") for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Class C	$87	1.71%

Footnote	Description
Footnote*	Annualized

FUND STATISTICS

($ amounts in 000s)

Net Assets	$327,490
Number of Holdings	489
Portfolio Turnover	12%

Asset AllocationFootnote Reference* (% of Net Assets)

Value	Value
U.S. Government Agency Mortgages	73.7%
U.S. Treasury Obligations	22.9%
Collateralized Mortgage Obligations	2.4%
Investment Companies	0.1%
*	Does not include futures contracts, money market instruments, short-term investments purchased with cash collateral from securities loaned, or other assets in excess of liabilities.
Percentages are of the net assets of the Fund and may not equal 100%.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financial Statements

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-539-3863 or visit vcm.com/contact-us.

VFFCX — SAR (12/24)

Victory Fund for Income

Class I

Ticker: VFFIX

Semi-annual shareholder report — December 31, 2024

The semi-annual shareholder report contains important information about Victory Fund for Income (the "Fund") for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Class I	$33	0.64%

Footnote	Description
Footnote*	Annualized

FUND STATISTICS

($ amounts in 000s)

Net Assets	$327,490
Number of Holdings	489
Portfolio Turnover	12%

Asset AllocationFootnote Reference* (% of Net Assets)

Value	Value
U.S. Government Agency Mortgages	73.7%
U.S. Treasury Obligations	22.9%
Collateralized Mortgage Obligations	2.4%
Investment Companies	0.1%
*	Does not include futures contracts, money market instruments, short-term investments purchased with cash collateral from securities loaned, or other assets in excess of liabilities.
Percentages are of the net assets of the Fund and may not equal 100%.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financial Statements

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-539-3863 or visit vcm.com/contact-us.

VFFIX — SAR (12/24)

Victory Fund for Income

Class R

Ticker: GGIFX

Semi-annual shareholder report — December 31, 2024

The semi-annual shareholder report contains important information about Victory Fund for Income (the "Fund") for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Class R	$46	0.91%

Footnote	Description
Footnote*	Annualized

FUND STATISTICS

($ amounts in 000s)

Net Assets	$327,490
Number of Holdings	489
Portfolio Turnover	12%

Asset AllocationFootnote Reference* (% of Net Assets)

Value	Value
U.S. Government Agency Mortgages	73.7%
U.S. Treasury Obligations	22.9%
Collateralized Mortgage Obligations	2.4%
Investment Companies	0.1%
*	Does not include futures contracts, money market instruments, short-term investments purchased with cash collateral from securities loaned, or other assets in excess of liabilities.
Percentages are of the net assets of the Fund and may not equal 100%.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financial Statements

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-539-3863 or visit vcm.com/contact-us.

GGIFX — SAR (12/24)

Victory Fund for Income

Class R6

Ticker: VFFRX

Semi-annual shareholder report — December 31, 2024

The semi-annual shareholder report contains important information about Victory Fund for Income (the "Fund") for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Class R6	$32	0.63%

Footnote	Description
Footnote*	Annualized

FUND STATISTICS

($ amounts in 000s)

Net Assets	$327,490
Number of Holdings	489
Portfolio Turnover	12%

Asset AllocationFootnote Reference* (% of Net Assets)

Value	Value
U.S. Government Agency Mortgages	73.7%
U.S. Treasury Obligations	22.9%
Collateralized Mortgage Obligations	2.4%
Investment Companies	0.1%
*	Does not include futures contracts, money market instruments, short-term investments purchased with cash collateral from securities loaned, or other assets in excess of liabilities.
Percentages are of the net assets of the Fund and may not equal 100%.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financial Statements

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-539-3863 or visit vcm.com/contact-us.

VFFRX — SAR (12/24)

Victory Fund for Income

Class Y

Ticker: VFFYX

Semi-annual shareholder report — December 31, 2024

The semi-annual shareholder report contains important information about Victory Fund for Income (the "Fund") for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Class Y	$36	0.71%

Footnote	Description
Footnote*	Annualized

FUND STATISTICS

($ amounts in 000s)

Net Assets	$327,490
Number of Holdings	489
Portfolio Turnover	12%

Asset AllocationFootnote Reference* (% of Net Assets)

Value	Value
U.S. Government Agency Mortgages	73.7%
U.S. Treasury Obligations	22.9%
Collateralized Mortgage Obligations	2.4%
Investment Companies	0.1%
*	Does not include futures contracts, money market instruments, short-term investments purchased with cash collateral from securities loaned, or other assets in excess of liabilities.
Percentages are of the net assets of the Fund and may not equal 100%.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financial Statements

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-539-3863 or visit vcm.com/contact-us.

VFFYX — SAR (12/24)

Victory Fund for Income

Member Class

Ticker: VFFMX

Semi-annual shareholder report — December 31, 2024

The semi-annual shareholder report contains important information about Victory Fund for Income (the "Fund") for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Member Class	$38	0.75%

Footnote	Description
Footnote*	Annualized

FUND STATISTICS

($ amounts in 000s)

Net Assets	$327,490
Number of Holdings	489
Portfolio Turnover	12%

Asset AllocationFootnote Reference* (% of Net Assets)

Value	Value
U.S. Government Agency Mortgages	73.7%
U.S. Treasury Obligations	22.9%
Collateralized Mortgage Obligations	2.4%
Investment Companies	0.1%
*	Does not include futures contracts, money market instruments, short-term investments purchased with cash collateral from securities loaned, or other assets in excess of liabilities.
Percentages are of the net assets of the Fund and may not equal 100%.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financial Statements

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-235-8396 or visit vcm.com/contact-us.

VFFMX — SAR (12/24)

Victory Investment Grade Convertible Fund

Class A

Ticker: SBFCX

Semi-annual shareholder report — December 31, 2024

The semi-annual shareholder report contains important information about Victory Investment Grade Convertible Fund (the "Fund") for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Class A	$66	1.27%

Footnote	Description
Footnote*	Annualized

FUND STATISTICS

($ amounts in 000s)

Net Assets	$279,048
Number of Holdings	56
Portfolio Turnover	12%

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

Value	Value
Materials	0.7%
Health Care	4.0%
Information Technology	4.9%
Real Estate	10.5%
Industrials	10.5%
Consumer Discretionary	16.9%
Utilities	18.2%
FinancialsFootnote Reference**	32.3%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

Booking Holdings, Inc., 0.75%, 5/1/25	6.5%
Bank of America Corp., Series L, 7.25%	5.2%
Apollo Global Management, Inc., 6.75%, 7/31/26	5.0%
Wells Fargo & Co., Series L, 7.50%	4.9%
Ford Motor Co., 3/15/26	4.4%
Expedia Group, Inc., 2/15/26	4.0%
NextEra Energy, Inc., 6.93%, 9/1/25	3.7%
Envista Holdings Corp., 1.75%, 8/15/28	3.5%
Southwest Airlines Co., 1.25%, 5/1/25	3.3%
Uber Technologies, Inc., 0.88%, 12/1/28	3.3%
*	Does not include futures contracts, money market instruments, short-term investments purchased with cash collateral from securities loaned, or other assets in excess of liabilities.
**	In the Schedule of Portfolio Investments, if a sector comprises more than 25% of the net assets of the Fund, the securities in that sector are displayed at the industry classification level.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financial Statements

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-539-3863 or visit vcm.com/contact-us.

SBFCX — SAR (12/24)

Victory Investment Grade Convertible Fund

Class I

Ticker: VICIX

Semi-annual shareholder report — December 31, 2024

The semi-annual shareholder report contains important information about Victory Investment Grade Convertible Fund (the "Fund") for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Class I	$49	0.94%

Footnote	Description
Footnote*	Annualized

FUND STATISTICS

($ amounts in 000s)

Net Assets	$279,048
Number of Holdings	56
Portfolio Turnover	12%

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

Value	Value
Materials	0.7%
Health Care	4.0%
Information Technology	4.9%
Real Estate	10.5%
Industrials	10.5%
Consumer Discretionary	16.9%
Utilities	18.2%
FinancialsFootnote Reference**	32.3%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

Booking Holdings, Inc., 0.75%, 5/1/25	6.5%
Bank of America Corp., Series L, 7.25%	5.2%
Apollo Global Management, Inc., 6.75%, 7/31/26	5.0%
Wells Fargo & Co., Series L, 7.50%	4.9%
Ford Motor Co., 3/15/26	4.4%
Expedia Group, Inc., 2/15/26	4.0%
NextEra Energy, Inc., 6.93%, 9/1/25	3.7%
Envista Holdings Corp., 1.75%, 8/15/28	3.5%
Southwest Airlines Co., 1.25%, 5/1/25	3.3%
Uber Technologies, Inc., 0.88%, 12/1/28	3.3%
*	Does not include futures contracts, money market instruments, short-term investments purchased with cash collateral from securities loaned, or other assets in excess of liabilities.
**	In the Schedule of Portfolio Investments, if a sector comprises more than 25% of the net assets of the Fund, the securities in that sector are displayed at the industry classification level.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financial Statements

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-539-3863 or visit vcm.com/contact-us.

VICIX — SAR (12/24)

Victory Investment Grade Convertible Fund

Member Class

Ticker: SBFMX

Semi-annual shareholder report — December 31, 2024

The semi-annual shareholder report contains important information about Victory Investment Grade Convertible Fund (the "Fund") for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Member Class	$57	1.10%

Footnote	Description
Footnote*	Annualized

FUND STATISTICS

($ amounts in 000s)

Net Assets	$279,048
Number of Holdings	56
Portfolio Turnover	12%

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

Value	Value
Materials	0.7%
Health Care	4.0%
Information Technology	4.9%
Real Estate	10.5%
Industrials	10.5%
Consumer Discretionary	16.9%
Utilities	18.2%
FinancialsFootnote Reference**	32.3%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

Booking Holdings, Inc., 0.75%, 5/1/25	6.5%
Bank of America Corp., Series L, 7.25%	5.2%
Apollo Global Management, Inc., 6.75%, 7/31/26	5.0%
Wells Fargo & Co., Series L, 7.50%	4.9%
Ford Motor Co., 3/15/26	4.4%
Expedia Group, Inc., 2/15/26	4.0%
NextEra Energy, Inc., 6.93%, 9/1/25	3.7%
Envista Holdings Corp., 1.75%, 8/15/28	3.5%
Southwest Airlines Co., 1.25%, 5/1/25	3.3%
Uber Technologies, Inc., 0.88%, 12/1/28	3.3%
*	Does not include futures contracts, money market instruments, short-term investments purchased with cash collateral from securities loaned, or other assets in excess of liabilities.
**	In the Schedule of Portfolio Investments, if a sector comprises more than 25% of the net assets of the Fund, the securities in that sector are displayed at the industry classification level.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financial Statements

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-235-8396 or visit vcm.com/contact-us.

SBFMX — SAR (12/24)

Victory Sycamore Established Value Fund

Class A

Ticker: VETAX

Semi-annual shareholder report — December 31, 2024

The semi-annual shareholder report contains important information about Victory Sycamore Established Value Fund (the "Fund") for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Class A	$46	0.89%

Footnote	Description
Footnote*	Annualized

FUND STATISTICS

($ amounts in 000s)

Net Assets	$18,288,318
Number of Holdings	79
Portfolio Turnover	19%

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

Value	Value
Utilities	5.2%
Energy	5.9%
Health Care	6.9%
Consumer Staples	7.2%
Consumer Discretionary	8.8%
Information Technology	8.8%
Real Estate	9.4%
Materials	13.8%
Financials	14.3%
Industrials	17.0%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

Willis Towers Watson PLC	2.4%
Alliant Energy Corp.	2.4%
U.S. Foods Holding Corp.	2.4%
Baker Hughes Co.	2.1%
Quest Diagnostics, Inc.	2.0%
Crown Holdings, Inc.	1.9%
The Hartford Financial Services Group, Inc.	1.9%
NNN REIT, Inc.	1.9%
Camden Property Trust	1.9%
Ross Stores, Inc.	1.8%
*	Does not include futures contracts, money market instruments, short-term investments purchased with cash collateral from securities loaned, or other assets in excess of liabilities.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financial Statements

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-539-3863 or visit vcm.com/contact-us.

VETAX — SAR (12/24)

Victory Sycamore Established Value Fund

Class C

Ticker: VEVCX

Semi-annual shareholder report — December 31, 2024

The semi-annual shareholder report contains important information about Victory Sycamore Established Value Fund (the "Fund") for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Class C	$87	1.68%

Footnote	Description
Footnote*	Annualized

FUND STATISTICS

($ amounts in 000s)

Net Assets	$18,288,318
Number of Holdings	79
Portfolio Turnover	19%

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

Value	Value
Utilities	5.2%
Energy	5.9%
Health Care	6.9%
Consumer Staples	7.2%
Consumer Discretionary	8.8%
Information Technology	8.8%
Real Estate	9.4%
Materials	13.8%
Financials	14.3%
Industrials	17.0%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

Willis Towers Watson PLC	2.4%
Alliant Energy Corp.	2.4%
U.S. Foods Holding Corp.	2.4%
Baker Hughes Co.	2.1%
Quest Diagnostics, Inc.	2.0%
Crown Holdings, Inc.	1.9%
The Hartford Financial Services Group, Inc.	1.9%
NNN REIT, Inc.	1.9%
Camden Property Trust	1.9%
Ross Stores, Inc.	1.8%
*	Does not include futures contracts, money market instruments, short-term investments purchased with cash collateral from securities loaned, or other assets in excess of liabilities.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financial Statements

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-539-3863 or visit vcm.com/contact-us.

VEVCX — SAR (12/24)

Victory Sycamore Established Value Fund

Class I

Ticker: VEVIX

Semi-annual shareholder report — December 31, 2024

The semi-annual shareholder report contains important information about Victory Sycamore Established Value Fund (the "Fund") for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Class I	$30	0.58%

Footnote	Description
Footnote*	Annualized

FUND STATISTICS

($ amounts in 000s)

Net Assets	$18,288,318
Number of Holdings	79
Portfolio Turnover	19%

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

Value	Value
Utilities	5.2%
Energy	5.9%
Health Care	6.9%
Consumer Staples	7.2%
Consumer Discretionary	8.8%
Information Technology	8.8%
Real Estate	9.4%
Materials	13.8%
Financials	14.3%
Industrials	17.0%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

Willis Towers Watson PLC	2.4%
Alliant Energy Corp.	2.4%
U.S. Foods Holding Corp.	2.4%
Baker Hughes Co.	2.1%
Quest Diagnostics, Inc.	2.0%
Crown Holdings, Inc.	1.9%
The Hartford Financial Services Group, Inc.	1.9%
NNN REIT, Inc.	1.9%
Camden Property Trust	1.9%
Ross Stores, Inc.	1.8%
*	Does not include futures contracts, money market instruments, short-term investments purchased with cash collateral from securities loaned, or other assets in excess of liabilities.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financial Statements

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-539-3863 or visit vcm.com/contact-us.

VEVIX — SAR (12/24)

Victory Sycamore Established Value Fund

Class R

Ticker: GETGX

Semi-annual shareholder report — December 31, 2024

The semi-annual shareholder report contains important information about Victory Sycamore Established Value Fund (the "Fund") for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Class R	$56	1.09%

Footnote	Description
Footnote*	Annualized

FUND STATISTICS

($ amounts in 000s)

Net Assets	$18,288,318
Number of Holdings	79
Portfolio Turnover	19%

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

Value	Value
Utilities	5.2%
Energy	5.9%
Health Care	6.9%
Consumer Staples	7.2%
Consumer Discretionary	8.8%
Information Technology	8.8%
Real Estate	9.4%
Materials	13.8%
Financials	14.3%
Industrials	17.0%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

Willis Towers Watson PLC	2.4%
Alliant Energy Corp.	2.4%
U.S. Foods Holding Corp.	2.4%
Baker Hughes Co.	2.1%
Quest Diagnostics, Inc.	2.0%
Crown Holdings, Inc.	1.9%
The Hartford Financial Services Group, Inc.	1.9%
NNN REIT, Inc.	1.9%
Camden Property Trust	1.9%
Ross Stores, Inc.	1.8%
*	Does not include futures contracts, money market instruments, short-term investments purchased with cash collateral from securities loaned, or other assets in excess of liabilities.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financial Statements

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-539-3863 or visit vcm.com/contact-us.

GETGX — SAR (12/24)

Victory Sycamore Established Value Fund

Class R6

Ticker: VEVRX

Semi-annual shareholder report — December 31, 2024

The semi-annual shareholder report contains important information about Victory Sycamore Established Value Fund (the "Fund") for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Class R6	$28	0.54%

Footnote	Description
Footnote*	Annualized

FUND STATISTICS

($ amounts in 000s)

Net Assets	$18,288,318
Number of Holdings	79
Portfolio Turnover	19%

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

Value	Value
Utilities	5.2%
Energy	5.9%
Health Care	6.9%
Consumer Staples	7.2%
Consumer Discretionary	8.8%
Information Technology	8.8%
Real Estate	9.4%
Materials	13.8%
Financials	14.3%
Industrials	17.0%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

Willis Towers Watson PLC	2.4%
Alliant Energy Corp.	2.4%
U.S. Foods Holding Corp.	2.4%
Baker Hughes Co.	2.1%
Quest Diagnostics, Inc.	2.0%
Crown Holdings, Inc.	1.9%
The Hartford Financial Services Group, Inc.	1.9%
NNN REIT, Inc.	1.9%
Camden Property Trust	1.9%
Ross Stores, Inc.	1.8%
*	Does not include futures contracts, money market instruments, short-term investments purchased with cash collateral from securities loaned, or other assets in excess of liabilities.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financial Statements

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-539-3863 or visit vcm.com/contact-us.

VEVRX — SAR (12/24)

Victory Sycamore Established Value Fund

Class Y

Ticker: VEVYX

Semi-annual shareholder report — December 31, 2024

The semi-annual shareholder report contains important information about Victory Sycamore Established Value Fund (the "Fund") for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Class Y	$34	0.65%

Footnote	Description
Footnote*	Annualized

FUND STATISTICS

($ amounts in 000s)

Net Assets	$18,288,318
Number of Holdings	79
Portfolio Turnover	19%

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

Value	Value
Utilities	5.2%
Energy	5.9%
Health Care	6.9%
Consumer Staples	7.2%
Consumer Discretionary	8.8%
Information Technology	8.8%
Real Estate	9.4%
Materials	13.8%
Financials	14.3%
Industrials	17.0%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

Willis Towers Watson PLC	2.4%
Alliant Energy Corp.	2.4%
U.S. Foods Holding Corp.	2.4%
Baker Hughes Co.	2.1%
Quest Diagnostics, Inc.	2.0%
Crown Holdings, Inc.	1.9%
The Hartford Financial Services Group, Inc.	1.9%
NNN REIT, Inc.	1.9%
Camden Property Trust	1.9%
Ross Stores, Inc.	1.8%
*	Does not include futures contracts, money market instruments, short-term investments purchased with cash collateral from securities loaned, or other assets in excess of liabilities.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financial Statements

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-539-3863 or visit vcm.com/contact-us.

VEVYX — SAR (12/24)

Victory Sycamore Small Company Opportunity Fund

Class A

Ticker: SSGSX

Semi-annual shareholder report — December 31, 2024

The semi-annual shareholder report contains important information about Victory Sycamore Small Company Opportunity Fund (the "Fund") for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Class A	$64	1.23%

Footnote	Description
Footnote*	Annualized

FUND STATISTICS

($ amounts in 000s)

Net Assets	$6,556,205
Number of Holdings	119
Portfolio Turnover	22%

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

Value	Value
Consumer Staples	3.1%
Utilities	3.6%
Health Care	5.2%
Energy	6.2%
Real Estate	6.4%
Materials	7.0%
Consumer Discretionary	9.7%
Information Technology	10.1%
Industrials	20.1%
FinancialsFootnote Reference**	25.5%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

IDACORP, Inc.	1.7%
JBT Marel Corp.	1.6%
Old National Bancorp	1.6%
United Bankshares, Inc.	1.6%
Renasant Corp.	1.5%
UMB Financial Corp.	1.5%
SouthState Corp.	1.5%
Werner Enterprises, Inc.	1.4%
First American Financial Corp.	1.4%
National Bank Holdings Corp., Class A	1.4%
*	Does not include futures contracts, money market instruments, short-term investments purchased with cash collateral from securities loaned, or other assets in excess of liabilities.
**	In the Schedule of Portfolio Investments, if a sector comprises more than 25% of the net assets of the Fund, the securities in that sector are displayed at the industry classification level.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financial Statements

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-539-3863 or visit vcm.com/contact-us.

SSGSX — SAR (12/24)

Victory Sycamore Small Company Opportunity Fund

Class I

Ticker: VSOIX

Semi-annual shareholder report — December 31, 2024

The semi-annual shareholder report contains important information about Victory Sycamore Small Company Opportunity Fund (the "Fund") for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Class I	$47	0.89%

Footnote	Description
Footnote*	Annualized

FUND STATISTICS

($ amounts in 000s)

Net Assets	$6,556,205
Number of Holdings	119
Portfolio Turnover	22%

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

Value	Value
Consumer Staples	3.1%
Utilities	3.6%
Health Care	5.2%
Energy	6.2%
Real Estate	6.4%
Materials	7.0%
Consumer Discretionary	9.7%
Information Technology	10.1%
Industrials	20.1%
FinancialsFootnote Reference**	25.5%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

IDACORP, Inc.	1.7%
JBT Marel Corp.	1.6%
Old National Bancorp	1.6%
United Bankshares, Inc.	1.6%
Renasant Corp.	1.5%
UMB Financial Corp.	1.5%
SouthState Corp.	1.5%
Werner Enterprises, Inc.	1.4%
First American Financial Corp.	1.4%
National Bank Holdings Corp., Class A	1.4%
*	Does not include futures contracts, money market instruments, short-term investments purchased with cash collateral from securities loaned, or other assets in excess of liabilities.
**	In the Schedule of Portfolio Investments, if a sector comprises more than 25% of the net assets of the Fund, the securities in that sector are displayed at the industry classification level.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financial Statements

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-539-3863 or visit vcm.com/contact-us.

VSOIX — SAR (12/24)

Victory Sycamore Small Company Opportunity Fund

Class R

Ticker: GOGFX

Semi-annual shareholder report — December 31, 2024

The semi-annual shareholder report contains important information about Victory Sycamore Small Company Opportunity Fund (the "Fund") for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Class R	$75	1.44%

Footnote	Description
Footnote*	Annualized

FUND STATISTICS

($ amounts in 000s)

Net Assets	$6,556,205
Number of Holdings	119
Portfolio Turnover	22%

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

Value	Value
Consumer Staples	3.1%
Utilities	3.6%
Health Care	5.2%
Energy	6.2%
Real Estate	6.4%
Materials	7.0%
Consumer Discretionary	9.7%
Information Technology	10.1%
Industrials	20.1%
FinancialsFootnote Reference**	25.5%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

IDACORP, Inc.	1.7%
JBT Marel Corp.	1.6%
Old National Bancorp	1.6%
United Bankshares, Inc.	1.6%
Renasant Corp.	1.5%
UMB Financial Corp.	1.5%
SouthState Corp.	1.5%
Werner Enterprises, Inc.	1.4%
First American Financial Corp.	1.4%
National Bank Holdings Corp., Class A	1.4%
*	Does not include futures contracts, money market instruments, short-term investments purchased with cash collateral from securities loaned, or other assets in excess of liabilities.
**	In the Schedule of Portfolio Investments, if a sector comprises more than 25% of the net assets of the Fund, the securities in that sector are displayed at the industry classification level.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financial Statements

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-539-3863 or visit vcm.com/contact-us.

GOGFX — SAR (12/24)

Victory Sycamore Small Company Opportunity Fund

Class R6

Ticker: VSORX

Semi-annual shareholder report — December 31, 2024

The semi-annual shareholder report contains important information about Victory Sycamore Small Company Opportunity Fund (the "Fund") for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Class R6	$45	0.85%

Footnote	Description
Footnote*	Annualized

FUND STATISTICS

($ amounts in 000s)

Net Assets	$6,556,205
Number of Holdings	119
Portfolio Turnover	22%

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

Value	Value
Consumer Staples	3.1%
Utilities	3.6%
Health Care	5.2%
Energy	6.2%
Real Estate	6.4%
Materials	7.0%
Consumer Discretionary	9.7%
Information Technology	10.1%
Industrials	20.1%
FinancialsFootnote Reference**	25.5%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

IDACORP, Inc.	1.7%
JBT Marel Corp.	1.6%
Old National Bancorp	1.6%
United Bankshares, Inc.	1.6%
Renasant Corp.	1.5%
UMB Financial Corp.	1.5%
SouthState Corp.	1.5%
Werner Enterprises, Inc.	1.4%
First American Financial Corp.	1.4%
National Bank Holdings Corp., Class A	1.4%
*	Does not include futures contracts, money market instruments, short-term investments purchased with cash collateral from securities loaned, or other assets in excess of liabilities.
**	In the Schedule of Portfolio Investments, if a sector comprises more than 25% of the net assets of the Fund, the securities in that sector are displayed at the industry classification level.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financial Statements

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-539-3863 or visit vcm.com/contact-us.

VSORX — SAR (12/24)

Victory Sycamore Small Company Opportunity Fund

Class Y

Ticker: VSOYX

Semi-annual shareholder report — December 31, 2024

The semi-annual shareholder report contains important information about Victory Sycamore Small Company Opportunity Fund (the "Fund") for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Class Y	$50	0.95%

Footnote	Description
Footnote*	Annualized

FUND STATISTICS

($ amounts in 000s)

Net Assets	$6,556,205
Number of Holdings	119
Portfolio Turnover	22%

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

Value	Value
Consumer Staples	3.1%
Utilities	3.6%
Health Care	5.2%
Energy	6.2%
Real Estate	6.4%
Materials	7.0%
Consumer Discretionary	9.7%
Information Technology	10.1%
Industrials	20.1%
FinancialsFootnote Reference**	25.5%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

IDACORP, Inc.	1.7%
JBT Marel Corp.	1.6%
Old National Bancorp	1.6%
United Bankshares, Inc.	1.6%
Renasant Corp.	1.5%
UMB Financial Corp.	1.5%
SouthState Corp.	1.5%
Werner Enterprises, Inc.	1.4%
First American Financial Corp.	1.4%
National Bank Holdings Corp., Class A	1.4%
*	Does not include futures contracts, money market instruments, short-term investments purchased with cash collateral from securities loaned, or other assets in excess of liabilities.
**	In the Schedule of Portfolio Investments, if a sector comprises more than 25% of the net assets of the Fund, the securities in that sector are displayed at the industry classification level.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financial Statements

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-539-3863 or visit vcm.com/contact-us.

VSOYX — SAR (12/24)

(b)  Not applicable.

Item 2. Code of Ethics.

Not applicable— only for annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable— only for annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable— only for annual reports.

Item 5.    Audit Committee of Listed Registrants.

Not applicable.

Item 6.   Investments.

(a)  Not applicable.

(b)  Not applicable.

Item 7. Financial Statements and Other Information.

(a)

December 31, 2024
Semi-Annual Report: Full Financials
Victory Integrity Discovery Fund
Victory Integrity Mid-Cap Value Fund
Victory Integrity Small-Cap Value Fund
Victory Integrity Small/Mid-Cap Value Fund
Victory Munder Multi-Cap Fund
Victory S&P 500 Index Fund
Victory Munder Mid-Cap Core Growth Fund
Victory Trivalent International Fund — Core Equity
Victory Trivalent International Small-Cap Fund
Victory Core Bond Fund
(formerly Victory Total Return Bond Fund)

vcm.com
News, Information And Education 24 Hours A Day, 7 Days A Week
The Victory Capital website gives fund shareholders, prospective shareholders, and investment professionals a convenient way to access fund information, get guidance, and track fund performance anywhere they can access the Internet. The site includes:
Detailed performance records
Daily share prices
The latest fund news
Investment resources to help you become a better investor
A section dedicated to investment professionals
Whether you’re a potential investor searching for the fund that matches your investment philosophy, a seasoned investor interest-
ed in planning tools, or an investment professional, vcm.com has what you seek. Visit us anytime. We’re always open.

Victory
Portfolios
1
Schedules of Portfolio Investments
Victory Integrity Discovery Fund
3
Victory Integrity Mid-Cap Value Fund
6
Victory Integrity Small-Cap Value Fund
9
Victory Integrity Small/Mid-Cap Value Fund
13
Victory Munder Multi-Cap Fund
16
Victory S&P 500 Index Fund
19
Victory Munder Mid-Cap Core Growth Fund
29
Victory Trivalent International Fund — Core Equity
32
Victory Trivalent International Small-Cap Fund
42
Victory Core Bond Fund
51
Financial Statements
Statements of Assets and Liabilities
59
Statements of Operations
63
Statements of Changes in Net Assets
67
Financial Highlights
80
Notes to Financial Statements 121
Supplemental Information
Advisory Contract Approval
134

Call Victory at:
800-539-FUND (800-539-3863)
800-235-8396 for Member Class
Visit our website at:
vcm.com
IRA DISTRIBUTION WITHHOLDING DISCLOSURE
We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state’s tax rate. However, you may elect not to have withholding apply or to have income tax withheld at a higher rate. Any withholding election that you make will apply to any subsequent distribution unless and until you change or revoke the election. If you wish to make a withholding election, or change or revoke a prior withholding election, call 800-539-3863 (800-235-8396 for Member Class) and form W-4P (OMB No. 1545-0074 withholding certificate for pension or annuity payments) will be electronically sent.
If you do not have a withholding election in place by the date of a distribution, federal income tax will be withheld from the taxable portion of your distribution at a rate of 10%. If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.
For more specific information, please consult your tax adviser.
The Funds are distributed by Victory Capital Services, Inc. Victory Capital Management Inc. is the investment adviser to the Funds and receives fees from the Funds for performing services for the Funds.
This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus of the
Victory Funds.
For additional information about any Victory Fund, including fees, expenses, and risks, view our prospectus online at vcm.com or call
800-539-3863 (800-235-8396 for Member Class). Read it carefully before you invest or send money.
The information in this report is based on data obtained from recognized services and sources and is believed to be reliable. Any opinions, projections, or recommendations in this report are subject to change without notice and are not intended as individual investment advice. Past investment performance of the Funds, markets or securities mentioned herein should not be considered to be indicative of future results.
NOT FDIC INSURED NO BANK GUARANTEE MAY LOSE VALUE

Schedule of Portfolio Investments
December 31, 2024
Victory Portfolios
Victory Integrity Discovery Fund
3
(Unaudited)
See notes to financial statements.
Security Description Shares
a
Value
(000)
Common Stocks (99.4%)
Banks (22.9%):
Bridgewater Bancshares, Inc. (a) ............................................ 39,600 $ 535
Business First Bancshares, Inc. ............................................. 15,600 401
Central Pacific Financial Corp. ............................................. 13,000 378
Civista Bancshares, Inc. .................................................. 26,000 547
Community West Bancshares .............................................. 30,900 599
ConnectOne Bancorp, Inc. ................................................ 29,300 671
Dime Community Bancshares, Inc. .......................................... 24,630 757
Financial Institutions, Inc. ................................................. 19,200 524
First Internet Bancorp .................................................... 14,678 528
First Mid Bancshares, Inc. ................................................ 18,500 681
German American Bancorp, Inc. ............................................ 16,500 664
HarborOne Bancorp, Inc. ................................................. 47,200 558
Heritage Commerce Corp. ................................................ 72,000 675
Independent Bank Corp. .................................................. 16,800 585
Mercantile Bank Corp. ................................................... 10,000 445
Origin Bancorp, Inc. ..................................................... 23,364 778
Peapack-Gladstone Financial Corp. .......................................... 20,200 647
Peoples Bancorp, Inc. .................................................... 22,250 705
Premier Financial Corp. .................................................. 25,608 655
Primis Financial Corp. ................................................... 49,800 581
QCR Holdings, Inc. ..................................................... 8,000 645
SmartFinancial, Inc. ..................................................... 19,350 599
Southern Missouri Bancorp, Inc. ............................................ 10,750 617
The First Bancshares, Inc. ................................................. 17,700 620
Univest Financial Corp. .................................................. 16,100 475
Washington Trust Bancorp, Inc. ............................................. 15,000 470
15,340
Capital Markets (0.9%):
Diamond Hill Investment Group, Inc. ........................................ 4,010 622
Communication Services (5.0%):
Clear Channel Outdoor Holdings, Inc. (a) ...................................... 396,500 543
IMAX Corp. (a) ........................................................ 27,950 715
Magnite, Inc. (a) ........................................................ 30,000 478
PubMatic, Inc. , Class A (a) ................................................ 28,700 422
The E.W. Scripps Co. , Class A (a) ........................................... 120,900 267
The Marcus Corp. ...................................................... 42,900 922
3,347
Consumer Discretionary (12.0%):
BJ's Restaurants, Inc. (a) .................................................. 18,100 636
Caleres, Inc. .......................................................... 18,850 437
European Wax Center, Inc. , Class A (a) ........................................ 60,224 402
G-III Apparel Group Ltd. (a) ............................................... 10,700 349
Golden Entertainment, Inc. ................................................ 17,000 537
Jack in the Box, Inc. ..................................................... 9,600 400
Latham Group, Inc. (a) ................................................... 89,000 619
Lindblad Expeditions Holdings, Inc. (a) ....................................... 55,250 655
MarineMax, Inc. (a) ..................................................... 17,700 512
MasterCraft Boat Holdings, Inc. (a) .......................................... 19,050 363
Motorcar Parts of America, Inc. (a) ........................................... 62,729 477
National Vision Holdings, Inc. (a) ............................................ 35,700 372
Portillo's, Inc. , Class A (a) (b) ............................................... 47,070 443
Potbelly Corp. (a) ....................................................... 56,900 536
Universal Electronics, Inc. (a) .............................................. 32,800 361
Wolverine World Wide, Inc. ............................................... 25,050 556
Zumiez, Inc. (a) ........................................................ 19,668 377
8,032

Victory Portfolios
Victory Integrity Discovery Fund

(Unaudited)
Schedule of Portfolio Investments — continued
December 31, 2024
See notes to financial statements.
Security Description Shares
a
Value
(000)
Consumer Finance (0.9%):
EZCORP, Inc. , Class A (a) ................................................. 47,500 $ 580
Consumer Staples (0.8%):
The Honest Co., Inc. (a) ................................................... 74,201 514
Energy (4.6%):
Ardmore Shipping Corp. .................................................. 31,569 384
Berry Corp. ........................................................... 98,800 408
ProPetro Holding Corp. (a) ................................................ 63,600 594
Riley Exploration Permian, Inc. ............................................. 15,800 504
Solaris Energy Infrastructure, Inc. ........................................... 24,852 715
Vital Energy, Inc. (a) ..................................................... 15,500 479
3,084
Financial Services (0.9%):
I3 Verticals, Inc. , Class A (a) ............................................... 27,700 638
Health Care (6.0%):
Artivion, Inc. (a) ........................................................ 29,250 836
Brookdale Senior Living, Inc. (a) ............................................ 134,500 677
Collegium Pharmaceutical, Inc. (a) ........................................... 16,200 464
HealthStream, Inc. ...................................................... 22,250 708
MiMedx Group, Inc. (a) ................................................... 69,500 669
Orthofix Medical, Inc. (a) ................................................. 37,825 660
4,014
Industrials (18.9%):
BlueLinx Holdings, Inc. (a) ................................................ 5,683 581
Columbus McKinnon Corp. ............................................... 22,150 825
Covenant Logistics Group, Inc. ............................................. 9,775 533
CRA International, Inc. ................................................... 2,020 378
Douglas Dynamics, Inc. .................................................. 16,500 390
Ducommun, Inc. (a) ..................................................... 10,825 689
DXP Enterprises, Inc. (a) .................................................. 7,930 655
Enviri Corp. (a) ......................................................... 84,400 650
Great Lakes Dredge & Dock Corp. (a) ........................................ 54,700 618
IBEX Holdings Ltd. (a) ................................................... 31,250 672
Insteel Industries, Inc. .................................................... 17,500 473
Interface, Inc. ......................................................... 32,600 794
Kelly Services, Inc. , Class A ............................................... 18,400 256
Liquidity Services, Inc. (a) ................................................. 18,100 584
Matrix Service Co. (a) .................................................... 41,000 491
Pangaea Logistics Solutions Ltd. ............................................ 72,400 388
Park Aerospace Corp. .................................................... 30,400 445
Park-Ohio Holdings Corp. ................................................ 13,200 347
Quanex Building Products Corp. ............................................ 25,000 606
Thermon Group Holdings, Inc. (a) ........................................... 24,350 700
Titan Machinery, Inc. (a) .................................................. 31,000 438
VSE Corp. ............................................................ 5,820 553
Willdan Group, Inc. (a) ................................................... 16,850 642
12,708
Information Technology (12.3%):
ADTRAN Holdings, Inc. (a) ............................................... 68,900 574
Bel Fuse, Inc. , Class B ................................................... 7,375 608
Benchmark Electronics, Inc. ............................................... 8,900 404
Cohu, Inc. (a) .......................................................... 14,030 375
Digi International, Inc. (a) ................................................. 23,400 707
Harmonic, Inc. (a) ....................................................... 39,000 516
Ichor Holdings Ltd. (a) ................................................... 21,400 690
Kimball Electronics, Inc. (a) ............................................... 34,550 647
nLight, Inc. (a) ......................................................... 58,500 614
OneSpan, Inc. (a) ....................................................... 33,000 612

Victory Portfolios
Victory Integrity Discovery Fund

(Unaudited)
Schedule of Portfolio Investments — continued
December 31, 2024
See notes to financial statements.
Security Description Shares
a
Value
(000)
PDF Solutions, Inc. (a) ................................................... 16,000 $ 433
Ribbon Communications, Inc. (a) ............................................ 190,084 791
SkyWater Technology, Inc. (a) .............................................. 28,000 386
TTM Technologies, Inc. (a) ................................................ 19,200 475
Vishay Precision Group, Inc. (a) ............................................. 18,800 441
8,273
Insurance (1.7%):
HCI Group, Inc. ........................................................ 4,760 555
Heritage Insurance Holdings, Inc. (a) ......................................... 50,600 612
1,167
Materials (5.4%):
AdvanSix, Inc. ......................................................... 23,800 678
Clearwater Paper Corp. (a) ................................................. 22,600 673
Koppers Holdings, Inc. ................................................... 17,350 562
Metallus, Inc. (a) ........................................................ 35,000 495
Radius Recycling, Inc. ................................................... 31,750 483
Ramaco Resources, Inc. , Class A ............................................ 35,100 360
SunCoke Energy, Inc. .................................................... 34,300 367
3,618
Mortgage Real Estate Investment Trusts (REITs) (1.7%):
Ares Commercial Real Estate Corp. .......................................... 68,500 404
Dynex Capital, Inc. ..................................................... 61,200 774
1,178
Real Estate (4.6%):
City Office REIT, Inc. .................................................... 98,700 545
Global Medical REIT, Inc. ................................................ 79,800 616
NETSTREIT Corp. ..................................................... 53,600 758
NexPoint Residential Trust, Inc. ............................................ 12,085 504
Plymouth Industrial REIT, Inc. ............................................. 37,450 667
3,090
Utilities (0.8%):
Unitil Corp. ........................................................... 9,650 523
Total Common Stocks (Cost $55,744)
a
a
a
66,728
Collateral for Securities Loaned (0.3%)^
Goldman Sachs Financial Square Government Fund, Institutional Shares , 4 .41% (c) ........ 42,750 43
HSBC U.S. Government Money Market Fund, Institutional Shares , 4 .38% (c) ............ 42,750 43
Invesco Government & Agency Portfolio, Institutional Shares , 4 .40% (c) ............... 42,750 43
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares , 4 .41% (c) . 42,750 42
Total Collateral for Securities Loaned (Cost $171)
a
a
a
171
Total Investments (Cost $55,915) — 99.7% 66,899
Other assets in excess of liabilities —  0.3% 219
NET ASSETS - 100.00% $ 67,118
^ Purchased with cash collateral from securities on loan.
(a) Non-income producing security.
(b) All or a portion of this security is on loan.
(c) Rate disclosed is the daily yield on December 31, 2024.
REIT
—
Real Estate Investment Trust

Schedule of Portfolio Investments
December 31, 2024
Victory Portfolios
Victory Integrity Mid-Cap Value Fund
6
(Unaudited)
See notes to financial statements.
Security Description Shares
a
Value
(000)
Common Stocks (99.3%)
Communication Services (2.1%):
Liberty Media Corp.-Liberty Formula One (a) ................................... 24,750 $ 2,294
Lions Gate Entertainment Corp. , Class B (a) .................................... 182,807 1,380
Take-Two Interactive Software, Inc. (a) ........................................ 15,771 2,903
6,577
Consumer Discretionary (9.3%):
American Eagle Outfitters, Inc. ............................................. 121,103 2,019
Brunswick Corp. ....................................................... 27,121 1,754
Caesars Entertainment, Inc. (a) .............................................. 72,946 2,438
Dick's Sporting Goods, Inc. ................................................ 10,251 2,346
Marriott Vacations Worldwide Corp. ......................................... 28,710 2,578
Mohawk Industries, Inc. (a) ................................................ 17,754 2,115
Norwegian Cruise Line Holdings Ltd. (a) ...................................... 121,175 3,118
PVH Corp. ........................................................... 24,755 2,618
The Goodyear Tire & Rubber Co. (a) ......................................... 189,537 1,706
TopBuild Corp. (a) ...................................................... 8,200 2,553
Visteon Corp. (a) ........................................................ 24,768 2,197
Yum! Brands, Inc. ...................................................... 23,223 3,115
28,557
Consumer Staples (6.4%):
BJ's Wholesale Club Holdings, Inc. (a) ........................................ 28,200 2,520
Casey's General Stores, Inc. ............................................... 6,781 2,687
Coty, Inc. , Class A (a) .................................................... 300,654 2,092
Kenvue, Inc. .......................................................... 122,875 2,623
Performance Food Group Co. (a) ............................................ 34,972 2,957
Pilgrim's Pride Corp. (a) .................................................. 46,459 2,109
Post Holdings, Inc. (a) .................................................... 21,703 2,484
Sprouts Farmers Market, Inc. (a) ............................................ 18,265 2,321
19,793
Energy (4.8%):
Antero Resources Corp. (a) ................................................ 84,670 2,968
Baker Hughes Co. ...................................................... 70,697 2,900
Civitas Resources, Inc. ................................................... 38,737 1,777
Devon Energy Corp. ..................................................... 50,144 1,641
Diamondback Energy, Inc. ................................................ 16,565 2,714
Kinder Morgan, Inc. ..................................................... 103,213 2,828
14,828
Financials (16.2%):
Annaly Capital Management, Inc. ........................................... 122,028 2,233
Arch Capital Group Ltd. .................................................. 28,796 2,659
Arthur J. Gallagher & Co. ................................................. 10,617 3,013
Axis Capital Holdings Ltd. ................................................ 35,090 3,110
Cincinnati Financial Corp. ................................................ 18,680 2,684
Fifth Third Bancorp ..................................................... 88,829 3,756
First American Financial Corp. ............................................. 52,015 3,248
First Horizon Corp. ..................................................... 177,400 3,573
Flagstar Financial, Inc. (b) ................................................. 248,000 2,314
Huntington Bancshares, Inc. ............................................... 231,800 3,771
Lincoln National Corp. ................................................... 76,187 2,416
M&T Bank Corp. ....................................................... 22,107 4,156
Nasdaq, Inc. .......................................................... 41,777 3,230
Raymond James Financial, Inc. ............................................. 24,913 3,870
State Street Corp. ....................................................... 35,963 3,530
The Hartford Financial Services Group, Inc. .................................... 22,657 2,479
50,042
Health Care (8.8%):
Agilent Technologies, Inc. ................................................. 22,198 2,982
Encompass Health Corp. .................................................. 29,700 2,743

Victory Portfolios
Victory Integrity Mid-Cap Value Fund

(Unaudited)
Schedule of Portfolio Investments — continued
December 31, 2024
See notes to financial statements.
Security Description Shares
a
Value
(000)
GE HealthCare Technologies, Inc. ........................................... 36,695 $ 2,869
Globus Medical, Inc. (a) .................................................. 34,570 2,859
Jazz Pharmaceuticals PLC (a) .............................................. 23,931 2,947
Labcorp Holdings, Inc. ................................................... 11,860 2,720
Perrigo Co. PLC ....................................................... 85,089 2,188
STERIS PLC .......................................................... 15,669 3,221
Tenet Healthcare Corp. (a) ................................................. 15,029 1,897
United Therapeutics Corp. (a) .............................................. 7,800 2,752
27,178
Industrials (19.1%):
Alight, Inc. , Class A ..................................................... 305,000 2,111
Booz Allen Hamilton Holding Corp. ......................................... 17,322 2,229
Builders FirstSource, Inc. (a) ............................................... 17,123 2,447
Chart Industries, Inc. (a) .................................................. 11,975 2,285
Clean Harbors, Inc. (a) ................................................... 11,334 2,608
Cummins, Inc. ......................................................... 10,867 3,788
Delta Air Lines, Inc. ..................................................... 50,690 3,067
ITT, Inc. ............................................................. 17,706 2,530
Jacobs Solutions, Inc. .................................................... 21,934 2,931
Knight-Swift Transportation Holdings, Inc. .................................... 53,854 2,857
L3Harris Technologies, Inc. ............................................... 10,694 2,249
Oshkosh Corp. ......................................................... 24,685 2,347
Owens Corning ........................................................ 15,188 2,587
Pentair PLC ........................................................... 23,451 2,360
Regal Rexnord Corp. .................................................... 14,667 2,275
Robert Half, Inc. ....................................................... 33,003 2,325
Saia, Inc. (a) ........................................................... 6,669 3,039
Sensata Technologies Holding PLC .......................................... 88,965 2,438
Textron, Inc. .......................................................... 27,703 2,119
The Brink's Co. ........................................................ 22,856 2,120
The Timken Co. ........................................................ 30,744 2,194
WESCO International, Inc. ................................................ 14,643 2,650
Westinghouse Air Brake Technologies Corp. .................................... 16,770 3,180
58,736
Information Technology (9.0%):
Akamai Technologies, Inc. (a) .............................................. 26,827 2,566
Amdocs Ltd. .......................................................... 36,200 3,082
Ciena Corp. (a) ......................................................... 30,907 2,621
Corning, Inc. .......................................................... 53,325 2,534
Flex Ltd. (a) ........................................................... 55,231 2,120
HP, Inc. .............................................................. 68,347 2,230
Jabil, Inc. ............................................................ 20,017 2,880
Keysight Technologies, Inc. (a) ............................................. 11,427 1,836
MKS Instruments, Inc. ................................................... 21,610 2,256
ON Semiconductor Corp. (a) ............................................... 46,860 2,955
TD SYNNEX Corp. ..................................................... 23,740 2,784
27,864
Materials (6.5%):
Alcoa Corp. ........................................................... 38,669 1,461
ATI, Inc. (a) ........................................................... 42,916 2,362
Cleveland-Cliffs, Inc. (a) .................................................. 208,268 1,958
Corteva, Inc. .......................................................... 53,960 3,074
International Flavors & Fragrances, Inc. ....................................... 32,139 2,717
International Paper Co. ................................................... 53,325 2,870
Martin Marietta Materials, Inc. ............................................. 5,670 2,928
Reliance, Inc. .......................................................... 9,441 2,542
19,912
Real Estate (9.8%):
Camden Property Trust ................................................... 27,255 3,163
Essex Property Trust, Inc. ................................................. 9,622 2,747

Victory Portfolios
Victory Integrity Mid-Cap Value Fund

(Unaudited)
Schedule of Portfolio Investments — continued
December 31, 2024
See notes to financial statements.
Security Description Shares
a
Value
(000)
Federal Realty Investment Trust ............................................ 26,350 $ 2,950
Host Hotels & Resorts, Inc. ................................................ 115,694 2,027
Kilroy Realty Corp. ..................................................... 71,990 2,912
Realty Income Corp. .................................................... 80,292 4,288
VICI Properties, Inc. .................................................... 123,328 3,602
Welltower, Inc. ......................................................... 17,591 2,217
Weyerhaeuser Co. ...................................................... 100,180 2,820
WP Carey, Inc. ......................................................... 61,050 3,326
30,052
Utilities (7.3%):
CenterPoint Energy, Inc. .................................................. 75,314 2,390
Evergy, Inc. ........................................................... 46,760 2,878
FirstEnergy Corp. ....................................................... 69,894 2,780
National Fuel Gas Co. ................................................... 34,787 2,111
Pinnacle West Capital Corp. ............................................... 31,418 2,663
PPL Corp. ............................................................ 104,675 3,398
UGI Corp. ............................................................ 98,450 2,779
Xcel Energy, Inc. ....................................................... 50,639 3,419
22,418
Total Common Stocks (Cost $265,410)
a
a
a
305,957
Collateral for Securities Loaned (0.0%)^(c)
Goldman Sachs Financial Square Government Fund, Institutional Shares , 4 .41% (d) ........ 1,636 2
HSBC U.S. Government Money Market Fund, Institutional Shares , 4 .38% (d) ............ 1,636 2
Invesco Government & Agency Portfolio, Institutional Shares , 4 .40% (d) ............... 1,636 1
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares , 4 .41% (d) . 1,636 2
Total Collateral for Securities Loaned (Cost $7)
a
a
a
7
Total Investments (Cost $265,417) — 99.3% 305,964
Other assets in excess of liabilities —  0.7% 2,092
NET ASSETS - 100.00% $ 308,056
^ Purchased with cash collateral from securities on loan.
(a) Non-income producing security.
(b) All or a portion of this security is on loan.
(c) Amount represents less than 0.05% of net assets.
(d) Rate disclosed is the daily yield on December 31, 2024.
PLC
—
Public Limited Company

Schedule of Portfolio Investments
December 31, 2024
Victory Portfolios
Victory Integrity Small-Cap Value Fund
9
(Unaudited)
See notes to financial statements.
Security Description Shares
a
Value
(000)
Common Stocks (99.3%)
Banks (20.3%):
Ameris Bancorp ........................................................ 201,700 $ 12,620
Atlantic Union Bankshares Corp. ............................................ 319,000 12,084
Bank of Hawaii Corp. .................................................... 207,200 14,761
Bank OZK ............................................................ 213,600 9,512
Banner Corp. .......................................................... 192,200 12,833
CVB Financial Corp. .................................................... 423,000 9,056
First Bancorp .......................................................... 239,700 10,540
First Interstate BancSystem, Inc. , Class A ...................................... 203,900 6,621
First Merchants Corp. .................................................... 329,250 13,134
Flagstar Financial, Inc. (a) ................................................. 1,102,000 10,282
Glacier Bancorp, Inc. .................................................... 291,300 14,629
Hancock Whitney Corp. .................................................. 213,940 11,707
Independent Bank Corp. .................................................. 177,400 11,387
NBT Bancorp, Inc. ...................................................... 232,400 11,099
Northwest Bancshares, Inc. ................................................ 928,000 12,240
Pacific Premier Bancorp, Inc. .............................................. 502,700 12,527
Prosperity Bancshares, Inc. ................................................ 126,000 9,494
Sandy Spring Bancorp, Inc. ................................................ 208,000 7,012
SouthState Corp. ....................................................... 164,700 16,384
Valley National Bancorp .................................................. 1,435,000 13,001
Veritex Holdings, Inc. .................................................... 428,000 11,625
242,548
Capital Markets (1.4%):
Artisan Partners Asset Management, Inc. , Class A ................................ 189,600 8,162
Virtus Investment Partners, Inc. ............................................. 40,400 8,912
17,074
Communication Services (2.9%):
Cinemark Holdings, Inc. (b) ................................................ 257,000 7,962
Iridium Communications, Inc. .............................................. 294,500 8,546
Lions Gate Entertainment Corp. , Class B (b) .................................... 790,000 5,965
Lumen Technologies, Inc. (b) ............................................... 916,000 4,864
Magnite, Inc. (b) ........................................................ 460,000 7,323
34,660
Consumer Discretionary (8.8%):
American Eagle Outfitters, Inc. ............................................. 464,000 7,735
Bloomin' Brands, Inc. .................................................... 464,000 5,665
G-III Apparel Group Ltd. (b) ............................................... 198,700 6,482
Jack in the Box, Inc. ..................................................... 171,300 7,133
Marriott Vacations Worldwide Corp. ......................................... 134,610 12,088
Newell Brands, Inc. ..................................................... 942,000 9,382
PVH Corp. ........................................................... 84,308 8,916
Sally Beauty Holdings, Inc. (b) ............................................. 814,000 8,506
Steven Madden Ltd. ..................................................... 147,000 6,250
The Buckle, Inc. ........................................................ 138,500 7,037
The Goodyear Tire & Rubber Co. (b) ......................................... 1,047,953 9,432
Victoria's Secret & Co. (b) ................................................. 196,300 8,131
Visteon Corp. (b) ....................................................... 98,000 8,695
105,452
Consumer Staples (2.4%):
Edgewell Personal Care Co. ............................................... 193,000 6,485
Grocery Outlet Holding Corp. (b) ............................................ 369,200 5,763
The Andersons, Inc. ..................................................... 160,000 6,483
The Chefs' Warehouse, Inc. (b) .............................................. 199,474 9,838
28,569
Energy (6.0%):
Atlas Energy Solutions, Inc. (a) ............................................. 410,250 9,099
California Resources Corp. ................................................ 173,300 8,992

Victory Portfolios
Victory Integrity Small-Cap Value Fund

(Unaudited)
Schedule of Portfolio Investments — continued
December 31, 2024
See notes to financial statements.
Security Description Shares
a
Value
(000)
Civitas Resources, Inc. ................................................... 180,000 $ 8,257
CONSOL Energy, Inc. ................................................... 91,075 9,716
Murphy Oil Corp. (a) .................................................... 279,000 8,443
Noble Corp. PLC ....................................................... 190,000 5,966
Talos Energy, Inc. (b) .................................................... 704,200 6,838
Uranium Energy Corp. (b) ................................................. 1,157,700 7,745
Vital Energy, Inc. (b) ..................................................... 199,000 6,153
71,209
Financial Services (0.9%):
MGIC Investment Corp. .................................................. 450,400 10,679
Health Care (6.0%):
Brookdale Senior Living, Inc. (b) ............................................ 1,044,800 5,255
Collegium Pharmaceutical, Inc. (b) ........................................... 171,200 4,905
Haemonetics Corp. (b) .................................................... 110,480 8,626
ICU Medical, Inc. (b) .................................................... 56,700 8,798
LivaNova PLC (b) ...................................................... 208,700 9,665
Perrigo Co. PLC ....................................................... 231,000 5,939
Prestige Consumer Healthcare, Inc. (b) ........................................ 136,240 10,639
Supernus Pharmaceuticals, Inc. (b) ........................................... 298,900 10,808
Surgery Partners, Inc. (b) .................................................. 355,000 7,516
72,151
Industrials (13.2%):
Alight, Inc. , Class A ..................................................... 1,451,000 10,041
American Woodmark Corp. (b) ............................................. 99,150 7,885
ArcBest Corp. ......................................................... 65,450 6,108
BlueLinx Holdings, Inc. (b) ................................................ 79,500 8,122
Columbus McKinnon Corp. ............................................... 300,100 11,176
Hub Group, Inc. , Class A ................................................. 197,500 8,800
Korn Ferry ........................................................... 151,140 10,194
ManpowerGroup, Inc. ................................................... 98,700 5,697
MRC Global, Inc. (b) .................................................... 560,000 7,157
Ryder System, Inc. ...................................................... 55,450 8,698
Science Applications International Corp. ...................................... 60,100 6,718
SkyWest, Inc. (b) ....................................................... 102,675 10,281
Steelcase, Inc. , Class A ................................................... 200,800 2,373
Terex Corp. ........................................................... 137,200 6,341
The Brink's Co. ........................................................ 75,800 7,032
The Greenbrier Cos., Inc. ................................................. 167,350 10,207
The Manitowoc Co., Inc. (b) ............................................... 338,100 3,087
The Timken Co. ........................................................ 129,600 9,249
Titan International, Inc. (b) ................................................ 837,500 5,687
V2X, Inc. (b) .......................................................... 125,500 6,003
Wabash National Corp. ................................................... 386,000 6,612
157,468
Information Technology (8.1%):
Belden, Inc. ........................................................... 68,500 7,714
Diodes, Inc. (b) ......................................................... 153,200 9,448
Extreme Networks, Inc. (b) ................................................ 517,500 8,663
Harmonic, Inc. (b) ....................................................... 489,000 6,469
Knowles Corp. (b) ....................................................... 418,000 8,331
Kulicke & Soffa Industries, Inc. ............................................. 170,550 7,958
MaxLinear, Inc. (b) ...................................................... 285,000 5,637
Plexus Corp. (b) ........................................................ 52,700 8,246
Sanmina Corp. (b) ....................................................... 134,650 10,189
Synaptics, Inc. (b) ....................................................... 127,430 9,725
TTM Technologies, Inc. (b) ................................................ 364,000 9,009
Veeco Instruments, Inc. (b) ................................................ 204,200 5,473
96,862

Victory Portfolios
Victory Integrity Small-Cap Value Fund

(Unaudited)
Schedule of Portfolio Investments — continued
December 31, 2024
See notes to financial statements.
Security Description Shares
a
Value
(000)
Insurance (4.4%):
Brighthouse Financial, Inc. (b) .............................................. 181,000 $ 8,695
CNO Financial Group, Inc. (a) .............................................. 258,500 9,619
Kemper Corp. ......................................................... 109,200 7,255
RLI Corp. ............................................................ 47,450 7,821
Skyward Specialty Insurance Group, Inc. (b) .................................... 217,500 10,993
Stewart Information Services Corp. .......................................... 124,300 8,389
52,772
Materials (5.4%):
Avient Corp. .......................................................... 196,170 8,015
Commercial Metals Co. .................................................. 210,500 10,441
Ingevity Corp. (b) ....................................................... 208,283 8,487
Minerals Technologies, Inc. ................................................ 120,800 9,206
Myers Industries, Inc. .................................................... 401,500 4,433
Orion SA ............................................................. 481,000 7,595
Ryerson Holding Corp. ................................................... 307,400 5,690
Sealed Air Corp. ....................................................... 113,200 3,830
Tronox Holdings PLC ................................................... 643,000 6,475
64,172
Mortgage Real Estate Investment Trusts (REITs) (2.2%):
AGNC Investment Corp. (a) ............................................... 886,000 8,160
Dynex Capital, Inc. ..................................................... 826,000 10,449
Ladder Capital Corp. .................................................... 714,400 7,994
26,603
Real Estate (11.1%):
Broadstone Net Lease, Inc. ................................................ 697,000 11,054
CareTrust REIT, Inc. .................................................... 349,000 9,440
Curbline Properties Corp. ................................................. 476,500 11,064
Cushman & Wakefield PLC (b) ............................................. 950,000 12,426
DiamondRock Hospitality Co. .............................................. 859,500 7,761
Douglas Emmett, Inc. .................................................... 651,500 12,092
Easterly Government Properties, Inc. ......................................... 785,300 8,921
Essential Properties Realty Trust, Inc. ........................................ 367,250 11,488
LXP Industrial Trust ..................................................... 1,090,500 8,855
Sabra Health Care REIT, Inc. .............................................. 568,000 9,838
Sila Realty Trust, Inc. .................................................... 290,000 7,053
STAG Industrial, Inc. .................................................... 174,000 5,885
Summit Hotel Properties, Inc. .............................................. 1,078,000 7,384
Veris Residential, Inc. .................................................... 518,400 8,621
131,882
Utilities (6.2%):
National Fuel Gas Co. ................................................... 171,550 10,410
Northwestern Energy Group, Inc. ........................................... 238,560 12,753
ONE Gas, Inc. ......................................................... 173,600 12,022
Portland General Electric Co. .............................................. 297,000 12,955
Spire, Inc. ............................................................ 177,450 12,036
TXNM Energy, Inc. ..................................................... 290,500 14,284
74,460
Total Common Stocks (Cost $1,100,657)
a
a
a
1,186,561
Collateral for Securities Loaned (1.7%)^
Goldman Sachs Financial Square Government Fund, Institutional Shares , 4 .41% (c) ........ 5,056,930 5,057
HSBC U.S. Government Money Market Fund, Institutional Shares , 4 .38% (c) ............ 5,056,930 5,057
Invesco Government & Agency Portfolio, Institutional Shares , 4 .40% (c) ............... 5,018,180 5,018

Victory Portfolios
Victory Integrity Small-Cap Value Fund

(Unaudited)
Schedule of Portfolio Investments — continued
December 31, 2024
See notes to financial statements.
Security Description Shares
a
Value
(000)
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares , 4 .41% (c) . 5,095,680 $ 5,096
Total Collateral for Securities Loaned (Cost $20,228)
a
a
a
20,228
Total Investments (Cost $1,120,885) — 101.0% 1,206,789
Liabilities in excess of other assets —  (1.0)% (12,505)
NET ASSETS - 100.00% $ 1,194,284
^ Purchased with cash collateral from securities on loan.
(a) All or a portion of this security is on loan.
(b) Non-income producing security.
(c) Rate disclosed is the daily yield on December 31, 2024.
PLC
—
Public Limited Company
REIT
—
Real Estate Investment Trust

Schedule of Portfolio Investments
December 31, 2024
Victory Portfolios
Victory Integrity Small/Mid-Cap Value Fund
13
(Unaudited)
See notes to financial statements.
Security Description Shares
a
Value
(000)
Common Stocks (99.0%)
Communication Services (3.1%):
Cinemark Holdings, Inc. (a) ................................................ 68,400 $ 2,119
Iridium Communications, Inc. .............................................. 110,000 3,192
Liberty Media Corp.-Liberty Formula One (a) ................................... 34,500 3,197
Lions Gate Entertainment Corp. , Class B (a) .................................... 219,300 1,656
10,164
Consumer Discretionary (12.1%):
American Eagle Outfitters, Inc. ............................................. 114,500 1,909
Bloomin' Brands, Inc. .................................................... 128,000 1,563
Brunswick Corp. ....................................................... 29,450 1,905
Caesars Entertainment, Inc. (a) .............................................. 85,736 2,865
Churchill Downs, Inc. .................................................... 17,264 2,305
Marriott Vacations Worldwide Corp. ......................................... 38,700 3,475
Mohawk Industries, Inc. (a) ................................................ 23,200 2,764
Newell Brands, Inc. ..................................................... 299,000 2,978
Norwegian Cruise Line Holdings Ltd. (a) ...................................... 131,000 3,371
PVH Corp. ........................................................... 29,500 3,120
Sally Beauty Holdings, Inc. (a) .............................................. 219,200 2,291
Steven Madden Ltd. ..................................................... 39,100 1,662
The Goodyear Tire & Rubber Co. (a) ......................................... 289,612 2,606
TopBuild Corp. (a) ...................................................... 8,900 2,771
Victoria's Secret & Co. (a) ................................................. 55,100 2,282
Visteon Corp. (a) ........................................................ 26,000 2,307
40,174
Consumer Staples (4.1%):
BJ's Wholesale Club Holdings, Inc. (a) ........................................ 28,209 2,521
Casey's General Stores, Inc. ............................................... 6,867 2,721
Coty, Inc. , Class A (a) .................................................... 324,000 2,255
Performance Food Group Co. (a) ............................................ 40,820 3,451
Post Holdings, Inc. (a) .................................................... 22,000 2,518
13,466
Energy (4.8%):
Antero Resources Corp. (a) ................................................ 84,550 2,963
Cactus, Inc. , Class A ..................................................... 46,500 2,714
California Resources Corp. ................................................ 34,650 1,798
Chord Energy Corp. ..................................................... 13,800 1,613
Civitas Resources, Inc. ................................................... 39,650 1,819
Noble Corp. PLC ....................................................... 35,700 1,121
Ovintiv, Inc. .......................................................... 46,250 1,873
Permian Resources Corp. ................................................. 152,500 2,193
16,094
Financials (19.3%):
AGNC Investment Corp. (b) ............................................... 337,000 3,104
American Financial Group, Inc. ............................................. 17,364 2,378
Annaly Capital Management, Inc. ........................................... 173,000 3,166
Artisan Partners Asset Management, Inc. , Class A ................................ 59,000 2,540
Assurant, Inc. ......................................................... 12,650 2,697
Atlantic Union Bankshares Corp. ............................................ 73,179 2,772
Bank OZK ............................................................ 66,901 2,979
Brighthouse Financial, Inc. (a) .............................................. 54,000 2,594
First American Financial Corp. ............................................. 42,518 2,655
First Horizon Corp. ..................................................... 230,500 4,642
First Interstate BancSystem, Inc. , Class A ...................................... 62,100 2,016
Flagstar Financial, Inc. ................................................... 267,000 2,491
Glacier Bancorp, Inc. .................................................... 67,482 3,389
Independent Bank Corp. .................................................. 42,700 2,741
Lincoln National Corp. ................................................... 70,200 2,226
MGIC Investment Corp. .................................................. 133,000 3,153
Prosperity Bancshares, Inc. ................................................ 47,850 3,606

Victory Portfolios
Victory Integrity Small/Mid-Cap Value Fund

(Unaudited)
Schedule of Portfolio Investments — continued
December 31, 2024
See notes to financial statements.
Security Description Shares
a
Value
(000)
SouthState Corp. ....................................................... 35,100 $ 3,492
Unum Group .......................................................... 42,518 3,105
Valley National Bancorp .................................................. 316,000 2,863
Veritex Holdings, Inc. .................................................... 110,160 2,992
Voya Financial, Inc. ..................................................... 32,959 2,269
63,870
Health Care (6.7%):
Encompass Health Corp. .................................................. 29,526 2,727
Globus Medical, Inc. (a) .................................................. 37,000 3,060
Jazz Pharmaceuticals PLC (a) .............................................. 23,837 2,936
LivaNova PLC (a) ....................................................... 56,050 2,596
Perrigo Co. PLC ....................................................... 84,500 2,172
Prestige Consumer Healthcare, Inc. (a) ........................................ 35,496 2,772
Tenet Healthcare Corp. (a) ................................................. 20,500 2,588
United Therapeutics Corp. (a) .............................................. 9,362 3,303
22,154
Industrials (19.9%):
Alight, Inc. , Class A ..................................................... 358,961 2,484
Builders FirstSource, Inc. (a) ............................................... 15,600 2,230
CACI International, Inc. , Class A (a) ......................................... 5,788 2,339
Chart Industries, Inc. (a) .................................................. 17,537 3,347
Clean Harbors, Inc. (a) ................................................... 13,067 3,007
ITT, Inc. ............................................................. 26,780 3,826
Jacobs Solutions, Inc. .................................................... 18,989 2,537
Kirby Corp. (a) ......................................................... 26,164 2,768
Knight-Swift Transportation Holdings, Inc. .................................... 62,189 3,298
Korn Ferry ........................................................... 45,198 3,049
Oshkosh Corp. ......................................................... 25,693 2,443
Owens Corning ........................................................ 17,460 2,974
Pentair PLC ........................................................... 35,204 3,543
Robert Half, Inc. ....................................................... 41,737 2,941
Ryder System, Inc. ...................................................... 19,796 3,105
Saia, Inc. (a) ........................................................... 7,216 3,288
Sensata Technologies Holding PLC .......................................... 95,469 2,616
SkyWest, Inc. (a) ........................................................ 31,498 3,154
Terex Corp. ........................................................... 43,242 1,999
Textron, Inc. .......................................................... 39,423 3,015
The Brink's Co. ........................................................ 26,643 2,472
The Timken Co. ........................................................ 35,422 2,528
WESCO International, Inc. ................................................ 15,603 2,823
65,786
Information Technology (8.4%):
Amdocs Ltd. .......................................................... 43,005 3,661
Belden, Inc. ........................................................... 18,180 2,047
Ciena Corp. (a) ......................................................... 37,570 3,186
Diodes, Inc. (a) ......................................................... 38,649 2,383
Flex Ltd. (a) ........................................................... 64,595 2,480
Jabil, Inc. ............................................................ 24,500 3,526
Kulicke & Soffa Industries, Inc. ............................................. 51,197 2,389
MKS Instruments, Inc. ................................................... 22,758 2,376
Synaptics, Inc. (a) ....................................................... 33,838 2,583
TD SYNNEX Corp. ..................................................... 26,878 3,152
27,783
Materials (6.9%):
Alcoa Corp. ........................................................... 63,500 2,399
ATI, Inc. (a) ........................................................... 51,150 2,815
Avient Corp. .......................................................... 50,600 2,068
Axalta Coating Systems Ltd. (a) ............................................. 87,203 2,984
Cleveland-Cliffs, Inc. (a) .................................................. 289,522 2,722
Commercial Metals Co. .................................................. 62,388 3,094

Victory Portfolios
Victory Integrity Small/Mid-Cap Value Fund

(Unaudited)
Schedule of Portfolio Investments — continued
December 31, 2024
See notes to financial statements.
Security Description Shares
a
Value
(000)
Ingevity Corp. (a) ....................................................... 60,623 $ 2,470
Reliance, Inc. .......................................................... 11,200 3,016
Sealed Air Corp. ....................................................... 37,774 1,278
22,846
Real Estate (9.7%):
Camden Property Trust ................................................... 35,900 4,166
Cushman & Wakefield PLC (a) ............................................. 252,814 3,307
Federal Realty Investment Trust ............................................ 34,000 3,806
First Industrial Realty Trust, Inc. ............................................ 84,222 4,222
Gaming and Leisure Properties, Inc. ......................................... 89,300 4,301
Highwoods Properties, Inc. ................................................ 100,057 3,060
Host Hotels & Resorts, Inc. ................................................ 144,592 2,533
Kilroy Realty Corp. ..................................................... 82,110 3,321
WP Carey, Inc. ......................................................... 64,654 3,522
32,238
Utilities (4.0%):
Evergy, Inc. ........................................................... 52,480 3,230
National Fuel Gas Co. ................................................... 57,828 3,509
Pinnacle West Capital Corp. ............................................... 36,862 3,125
UGI Corp. ............................................................ 118,800 3,354
13,218
Total Common Stocks (Cost $292,151)
a
a
a
327,793
Collateral for Securities Loaned (1.0%)^
Goldman Sachs Financial Square Government Fund, Institutional Shares , 4 .41% (c) ........ 792,371 792
HSBC U.S. Government Money Market Fund, Institutional Shares , 4 .38% (c) ............ 792,371 792
Invesco Government & Agency Portfolio, Institutional Shares , 4 .40% (c) ............... 792,371 792
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares , 4 .41% (c) . 792,371 793
Total Collateral for Securities Loaned (Cost $3,169)
a
a
a
3,169
Total Investments (Cost $295,320) — 100.0% 330,962
Other assets in excess of liabilities —  (0.0)%(d) 31
NET ASSETS - 100.00% $ 330,993
^ Purchased with cash collateral from securities on loan.
(a) Non-income producing security.
(b) All or a portion of this security is on loan.
(c) Rate disclosed is the daily yield on December 31, 2024.
(d) Amount represents less than 0.05% of net assets.
PLC
—
Public Limited Company

Schedule of Portfolio Investments
December 31, 2024
Victory Portfolios
Victory Munder Multi-Cap Fund
16
(Unaudited)
See notes to financial statements.
Security Description Shares
a
Value
(000)
Common Stocks (96.9%)
Communication Services (10.5%):
Alphabet, Inc. , Class A ................................................... 104,960 $ 19,869
Meta Platforms, Inc. , Class A .............................................. 30,700 17,975
Netflix, Inc. (a) ......................................................... 9,200 8,200
The Walt Disney Co. .................................................... 46,300 5,156
51,200
Consumer Discretionary (8.8%):
Amazon.com, Inc. (a) .................................................... 102,600 22,509
General Motors Co. ..................................................... 90,700 4,832
Tesla, Inc. (a) .......................................................... 13,900 5,613
Texas Roadhouse, Inc. ................................................... 36,800 6,640
Wingstop, Inc. ......................................................... 10,400 2,956
42,550
Consumer Staples (2.4%):
BellRing Brands, Inc. (a) .................................................. 64,800 4,882
Casey's General Stores, Inc. ............................................... 16,700 6,617
11,499
Electronic Equipment, Instruments & Components (3.2%):
Amphenol Corp. , Class A ................................................. 95,300 6,619
Fabrinet (a) ............................................................ 10,900 2,397
OSI Systems, Inc. (a) ..................................................... 38,700 6,479
15,495
Energy (4.4%):
Baker Hughes Co. ...................................................... 82,200 3,372
Diamondback Energy, Inc. ................................................ 19,400 3,178
EOG Resources, Inc. .................................................... 34,100 4,180
Matador Resources Co. ................................................... 71,000 3,995
Oceaneering International, Inc. (a) ........................................... 148,100 3,862
ONEOK, Inc. .......................................................... 29,300 2,942
21,529
Financials (13.8%):
Affiliated Managers Group, Inc. ............................................ 26,000 4,808
Ameriprise Financial, Inc. ................................................. 12,100 6,442
BGC Group, Inc. , Class A ................................................. 516,000 4,675
Brown & Brown, Inc. .................................................... 28,800 2,938
Corebridge Financial, Inc. ................................................. 168,000 5,028
Fiserv, Inc. (a) .......................................................... 23,100 4,745
Interactive Brokers Group, Inc. ............................................. 18,000 3,180
JPMorgan Chase & Co. .................................................. 31,800 7,623
NU Holdings Ltd. , Class A (a) .............................................. 345,900 3,584
Skyward Specialty Insurance Group, Inc. (a) .................................... 55,100 2,785
The Bancorp, Inc. (a) ..................................................... 41,600 2,190
The Goldman Sachs Group, Inc. ............................................ 4,900 2,806
Visa, Inc. , Class A ...................................................... 28,000 8,849
W.R. Berkley Corp. ..................................................... 121,400 7,104
66,757
Health Care (13.4%):
Addus HomeCare Corp. (a) ................................................ 23,600 2,958
AstraZeneca PLC , ADR .................................................. 73,700 4,829
Cencora, Inc. .......................................................... 12,600 2,831
Eli Lilly & Co. ......................................................... 12,300 9,496
Halozyme Therapeutics, Inc. (a) ............................................. 143,800 6,875
HCA Healthcare, Inc. .................................................... 17,900 5,373
Neurocrine Biosciences, Inc. (a) ............................................. 36,700 5,009
Novartis AG , ADR ...................................................... 49,900 4,856
Novo Nordisk A/S , ADR .................................................. 32,700 2,813
ResMed, Inc. .......................................................... 27,100 6,197

Victory Portfolios
Victory Munder Multi-Cap Fund

(Unaudited)
Schedule of Portfolio Investments — continued
December 31, 2024
See notes to financial statements.
Security Description Shares
a
Value
(000)
Stryker Corp. .......................................................... 13,500 $ 4,861
The Ensign Group, Inc. ................................................... 42,100 5,593
Vertex Pharmaceuticals, Inc. (a) ............................................. 8,600 3,463
65,154
Industrials (10.1%):
Allison Transmission Holdings, Inc. ......................................... 49,900 5,392
Booz Allen Hamilton Holding Corp. ......................................... 38,100 4,904
CACI International, Inc. , Class A (a) ......................................... 6,300 2,546
EMCOR Group, Inc. .................................................... 6,300 2,860
Federal Signal Corp. ..................................................... 71,100 6,569
Kirby Corp. (a) ......................................................... 53,700 5,681
Parsons Corp. (a) ....................................................... 67,300 6,208
Quanta Services, Inc. .................................................... 14,800 4,678
Textron, Inc. .......................................................... 47,200 3,610
Trane Technologies PLC .................................................. 11,700 4,321
Verra Mobility Corp. (a) .................................................. 97,400 2,355
49,124
Materials (1.3%):
Linde PLC ............................................................ 9,000 3,768
Summit Materials, Inc. , Class A (a) .......................................... 52,030 2,633
6,401
Real Estate (2.7%):
CBRE Group, Inc. , Class A (a) .............................................. 21,300 2,797
Digital Realty Trust, Inc. .................................................. 17,500 3,103
Simon Property Group, Inc. ............................................... 21,200 3,651
VICI Properties, Inc. .................................................... 116,200 3,394
12,945
Semiconductors & Semiconductor Equipment (9.2%):
Broadcom, Inc. ........................................................ 44,100 10,224
NVIDIA Corp. ......................................................... 184,400 24,763
ON Semiconductor Corp. (a) ............................................... 49,500 3,121
Taiwan Semiconductor Manufacturing Co. Ltd. , ADR ............................. 34,100 6,734
44,842
Software (10.3%):
Adobe, Inc. (a) ......................................................... 8,300 3,691
Cadence Design Systems, Inc. (a) ............................................ 12,400 3,726
Clear Secure, Inc. , Class A ................................................ 181,000 4,822
Corpay, Inc. (a) ......................................................... 13,700 4,636
Microsoft Corp. ........................................................ 66,760 28,139
Nice Ltd. , ADR (a) ...................................................... 29,400 4,993
50,007
Technology Hardware, Storage & Peripherals (6.8%):
Apple, Inc. ........................................................... 132,680 33,226
Total Common Stocks (Cost $314,453)
a
a
a
470,729
Exchange-Traded Funds (1.2%)
iShares Russell 3000 ETF ................................................. 17,400 5,816
Total Exchange-Traded Funds (Cost $5,055)
a
a
a
5,816
Total Investments (Cost $319,508) — 98.1% 476,545
Other assets in excess of liabilities —  1.9% 9,172
NET ASSETS - 100.00% $ 485,717
At December 31, 2024, the Fund's investments in foreign securities were 7.1% of net assets.
(a) Non-income producing security.

Victory Portfolios
Victory Munder Multi-Cap Fund

(Unaudited)
Schedule of Portfolio Investments — continued
December 31, 2024
See notes to financial statements.
ADR
—
American Depositary Receipt
ETF
—
Exchange-Traded Fund
PLC
—
Public Limited Company

Schedule of Portfolio Investments
December 31, 2024
Victory Portfolios
Victory S&P 500 Index Fund
19
(Unaudited)
See notes to financial statements.
Security Description Shares
a
Value
(000)
Common Stocks (99.1%)
Communication Services (9.3%):
Alphabet, Inc. , Class A ................................................... 31,195 $ 5,905
Alphabet, Inc. , Class C ................................................... 25,396 4,836
AT&T, Inc. ........................................................... 37,778 860
Charter Communications, Inc. , Class A (a) ..................................... 508 174
Comcast Corp. , Class A .................................................. 20,052 753
Electronic Arts, Inc. ..................................................... 1,253 183
Fox Corp. , Class A ...................................................... 1,161 56
Fox Corp. , Class B ...................................................... 693 32
Live Nation Entertainment, Inc. (a) ........................................... 823 107
Match Group, Inc. (a) .................................................... 1,318 43
Meta Platforms, Inc. , Class A .............................................. 11,642 6,816
Netflix, Inc. (a) ......................................................... 2,271 2,024
News Corp. , Class A ..................................................... 1,989 55
News Corp. , Class B .................................................... 588 18
Omnicom Group, Inc. .................................................... 1,024 88
Paramount Global , Class B ................................................ 3,124 33
Take-Two Interactive Software, Inc. (a) ........................................ 858 158
The Interpublic Group of Cos., Inc. .......................................... 1,956 55
The Walt Disney Co. .................................................... 9,562 1,065
T-Mobile US, Inc. ...................................................... 2,559 565
Verizon Communications, Inc. .............................................. 22,168 886
Warner Bros Discovery, Inc. (a) ............................................. 11,721 124
24,836
Communications Equipment (0.9%):
Arista Networks, Inc. (a) .................................................. 5,424 599
Cisco Systems, Inc. ..................................................... 21,092 1,249
F5, Inc. (a) ............................................................ 305 77
Juniper Networks, Inc. ................................................... 1,738 65
Motorola Solutions, Inc. .................................................. 877 405
2,395
Consumer Discretionary (11.2%):
Airbnb, Inc. , Class A (a) .................................................. 2,273 299
Amazon.com, Inc. (a) .................................................... 50,018 10,973
Aptiv PLC (a) .......................................................... 1,234 75
AutoZone, Inc. (a) ....................................................... 89 285
Best Buy Co., Inc. ...................................................... 1,026 88
Booking Holdings, Inc. ................................................... 174 865
BorgWarner, Inc. ....................................................... 1,148 37
Caesars Entertainment, Inc. (a) .............................................. 1,116 37
CarMax, Inc. (a) ........................................................ 813 66
Carnival Corp. (a) ....................................................... 5,454 136
Chipotle Mexican Grill, Inc. (a) ............................................. 7,154 431
D.R. Horton, Inc. ....................................................... 1,531 214
Darden Restaurants, Inc. .................................................. 617 115
Deckers Outdoor Corp. (a) ................................................. 798 162
Domino's Pizza, Inc. ..................................................... 181 76
eBay, Inc. ............................................................ 2,515 156
Expedia Group, Inc. (a) ................................................... 645 120
Ford Motor Co. ........................................................ 20,495 203
Garmin Ltd. ........................................................... 807 166
General Motors Co. ..................................................... 5,773 308
Genuine Parts Co. ...................................................... 730 85
Hasbro, Inc. ........................................................... 688 38
Hilton Worldwide Holdings, Inc. ............................................ 1,280 316
Las Vegas Sands Corp. ................................................... 1,827 94
Lennar Corp. , Class A .................................................... 1,254 171
LKQ Corp. ........................................................... 1,365 50
Lowe's Cos., Inc. ....................................................... 2,979 735
Lululemon Athletica, Inc. (a) ............................................... 593 227

Victory Portfolios
Victory S&P 500 Index Fund

(Unaudited)
Schedule of Portfolio Investments — continued
December 31, 2024
See notes to financial statements.
Security Description Shares
a
Value
(000)
Marriott International, Inc. , Class A .......................................... 1,211 $ 338
McDonald's Corp. ...................................................... 3,786 1,098
MGM Resorts International (a) .............................................. 1,188 41
Mohawk Industries, Inc. (a) ................................................ 275 33
NIKE, Inc. , Class B ..................................................... 6,251 473
Norwegian Cruise Line Holdings Ltd. (a) ...................................... 2,309 59
NVR, Inc. (a) .......................................................... 16 131
O'Reilly Automotive, Inc. (a) ............................................... 303 359
Pool Corp. ............................................................ 200 68
PulteGroup, Inc. ........................................................ 1,077 117
Ralph Lauren Corp. ..................................................... 211 49
Ross Stores, Inc. ....................................................... 1,742 264
Royal Caribbean Cruises Ltd. .............................................. 1,299 300
Starbucks Corp. ........................................................ 5,951 543
Tapestry, Inc. .......................................................... 1,224 80
Tesla, Inc. (a) .......................................................... 14,912 6,022
The Home Depot, Inc. ................................................... 5,280 2,054
The TJX Cos., Inc. ...................................................... 5,922 715
Tractor Supply Co. ...................................................... 2,805 149
Ulta Beauty, Inc. (a) ..................................................... 247 107
Wynn Resorts Ltd. ...................................................... 486 42
Yum! Brands, Inc. ...................................................... 1,465 197
29,767
Consumer Staples (5.5%):
Altria Group, Inc. ....................................................... 8,899 465
Archer-Daniels-Midland Co. ............................................... 2,510 127
Brown-Forman Corp. , Class B ............................................. 956 36
Bunge Global SA ....................................................... 733 57
Church & Dwight Co., Inc. ................................................ 1,286 135
Colgate-Palmolive Co. ................................................... 4,290 390
Conagra Brands, Inc. .................................................... 2,506 70
Constellation Brands, Inc. , Class A .......................................... 820 181
Costco Wholesale Corp. .................................................. 2,356 2,159
Dollar General Corp. .................................................... 1,155 88
Dollar Tree, Inc. (a) ...................................................... 1,061 79
General Mills, Inc. ...................................................... 2,915 186
Hormel Foods Corp. ..................................................... 1,526 48
Kellanova ............................................................ 1,412 114
Kenvue, Inc. .......................................................... 10,066 215
Keurig Dr. Pepper, Inc. ................................................... 5,911 190
Kimberly-Clark Corp. .................................................... 1,751 229
Lamb Weston Holdings, Inc. ............................................... 749 50
McCormick & Co., Inc. .................................................. 1,324 101
Molson Coors Beverage Co. , Class B ......................................... 917 53
Mondelez International, Inc. , Class A ......................................... 7,021 419
Monster Beverage Corp. (a) ................................................ 3,676 193
PepsiCo, Inc. .......................................................... 7,248 1,102
Philip Morris International, Inc. ............................................. 8,203 987
Sysco Corp. ........................................................... 2,579 197
Target Corp. .......................................................... 2,419 327
The Campbell's Company ................................................. 1,031 43
The Clorox Co. ........................................................ 650 106
The Coca-Cola Co. ...................................................... 20,520 1,278
The Estee Lauder Cos., Inc. ............................................... 1,226 92
The Hershey Co. ....................................................... 776 131
The J.M. Smucker Co. ................................................... 559 62
The Kraft Heinz Co. ..................................................... 4,635 142
The Kroger Co. ........................................................ 3,495 214
The Procter & Gamble Co. ................................................ 12,519 2,099
Tyson Foods, Inc. , Class A ................................................ 1,501 86
Walgreens Boots Alliance, Inc. ............................................. 3,768 35

Victory Portfolios
Victory S&P 500 Index Fund

(Unaudited)
Schedule of Portfolio Investments — continued
December 31, 2024
See notes to financial statements.
Security Description Shares
a
Value
(000)
Walmart, Inc. .......................................................... 23,072 $ 2,085
14,571
Electronic Equipment, Instruments & Components (0.6%):
Amphenol Corp. , Class A ................................................. 6,330 440
CDW Corp. ........................................................... 700 122
Corning, Inc. .......................................................... 4,046 192
Jabil, Inc. ............................................................ 592 85
Keysight Technologies, Inc. (a) ............................................. 911 146
TE Connectivity PLC .................................................... 1,571 225
Teledyne Technologies, Inc. (a) ............................................. 245 114
Trimble, Inc. (a) ........................................................ 1,282 90
Zebra Technologies Corp. (a) ............................................... 271 105
1,519
Energy (3.1%):
APA Corp. ............................................................ 1,942 45
Baker Hughes Co. ...................................................... 5,195 213
Chevron Corp. ......................................................... 8,846 1,281
ConocoPhillips Co. ..................................................... 6,792 674
Coterra Energy, Inc. ..................................................... 3,868 99
Devon Energy Corp. ..................................................... 3,449 113
Diamondback Energy, Inc. ................................................ 981 161
EOG Resources, Inc. .................................................... 2,953 362
EQT Corp. ............................................................ 3,133 145
Exxon Mobil Corp. ..................................................... 23,388 2,516
Halliburton Co. ........................................................ 4,613 125
Hess Corp. ............................................................ 1,451 193
Kinder Morgan, Inc. ..................................................... 10,148 278
Marathon Petroleum Corp. ................................................ 1,687 235
Occidental Petroleum Corp. ............................................... 3,547 175
ONEOK, Inc. .......................................................... 3,067 308
Phillips 66 Co. ......................................................... 2,168 247
Schlumberger NV ...................................................... 7,414 284
Targa Resources Corp. ................................................... 1,145 204
Texas Pacific Land Corp. ................................................. 99 110
The Williams Cos., Inc. .................................................. 6,400 346
Valero Energy Corp. ..................................................... 1,662 204
8,318
Financials (13.4%):
Aflac, Inc. ............................................................ 2,625 272
American Express Co. ................................................... 2,931 870
American International Group, Inc. .......................................... 3,275 238
Ameriprise Financial, Inc. ................................................. 509 271
Aon PLC , Class A ...................................................... 1,135 408
Apollo Global Management, Inc. ............................................ 2,346 387
Arch Capital Group Ltd. .................................................. 1,967 182
Arthur J. Gallagher & Co. ................................................. 1,152 327
Assurant, Inc. ......................................................... 269 57
Bank of America Corp. ................................................... 35,402 1,556
Berkshire Hathaway, Inc. , Class B (a) ......................................... 9,778 4,432
Blackrock, Inc. ........................................................ 766 785
Blackstone, Inc. ........................................................ 3,791 654
Brown & Brown, Inc. .................................................... 1,246 127
Capital One Financial Corp. ............................................... 2,003 357
Cboe Global Markets, Inc. ................................................ 550 107
Chubb Ltd. ........................................................... 1,968 544
Cincinnati Financial Corp. ................................................ 821 118
Citigroup, Inc. ......................................................... 9,930 699
Citizens Financial Group, Inc. .............................................. 2,314 101
CME Group, Inc. ....................................................... 1,892 439
Discover Financial Services ............................................... 1,318 228
Erie Indemnity Co. , Class A ............................................... 131 54

Victory Portfolios
Victory S&P 500 Index Fund

(Unaudited)
Schedule of Portfolio Investments — continued
December 31, 2024
See notes to financial statements.
Security Description Shares
a
Value
(000)
Everest Group Ltd. ...................................................... 226 $ 82
FactSet Research Systems, Inc. ............................................. 199 96
Fidelity National Information Services, Inc. .................................... 2,827 228
Fifth Third Bancorp ..................................................... 3,521 149
Fiserv, Inc. (a) .......................................................... 2,987 614
Franklin Resources, Inc. .................................................. 1,622 33
Global Payments, Inc. .................................................... 1,336 150
Globe Life, Inc. ........................................................ 441 49
Huntington Bancshares, Inc. ............................................... 7,628 124
Intercontinental Exchange, Inc. ............................................. 3,015 449
Invesco Ltd. ........................................................... 2,360 41
Jack Henry & Associates, Inc. .............................................. 383 67
JPMorgan Chase & Co. .................................................. 15,008 3,598
KeyCorp ............................................................. 5,204 89
KKR & Co., Inc. ....................................................... 3,544 524
Loews Corp. .......................................................... 949 80
M&T Bank Corp. ....................................................... 871 164
MarketAxess Holdings, Inc. ............................................... 198 45
Marsh & McLennan Cos., Inc. ............................................. 2,579 548
Mastercard, Inc. , Class A ................................................. 4,359 2,295
MetLife, Inc. .......................................................... 3,054 250
Moody's Corp. ......................................................... 818 387
Morgan Stanley ........................................................ 6,525 820
MSCI, Inc. ........................................................... 411 247
Nasdaq, Inc. .......................................................... 2,173 168
Northern Trust Corp. .................................................... 1,041 107
PayPal Holdings, Inc. (a) .................................................. 5,264 449
Principal Financial Group, Inc. ............................................. 1,105 86
Prudential Financial, Inc. ................................................. 1,869 222
Raymond James Financial, Inc. ............................................. 961 149
Regions Financial Corp. .................................................. 4,772 112
S&P Global, Inc. ....................................................... 1,670 832
State Street Corp. ....................................................... 1,539 151
Synchrony Financial ..................................................... 2,044 133
T. Rowe Price Group, Inc. ................................................. 1,166 132
The Allstate Corp. ...................................................... 1,390 268
The Bank of New York Mellon Corp. ......................................... 3,818 293
The Charles Schwab Corp. ................................................ 7,849 581
The Goldman Sachs Group, Inc. ............................................ 1,656 948
The Hartford Financial Services Group, Inc. .................................... 1,522 167
The PNC Financial Services Group, Inc. ...................................... 2,083 402
The Progressive Corp. ................................................... 3,076 737
The Travelers Cos., Inc. .................................................. 1,192 287
Truist Financial Corp. .................................................... 6,970 302
U.S. Bancorp .......................................................... 8,191 392
Visa, Inc. , Class A ...................................................... 9,203 2,909
W.R. Berkley Corp. ..................................................... 1,581 93
Wells Fargo & Co. ...................................................... 17,616 1,237
Willis Towers Watson PLC ................................................ 529 166
35,665
Health Care (10.0%):
Abbott Laboratories ..................................................... 9,160 1,036
AbbVie, Inc. .......................................................... 9,377 1,666
Agilent Technologies, Inc. ................................................. 1,509 203
Align Technology, Inc. (a) ................................................. 368 77
Amgen, Inc. ........................................................... 2,822 736
Baxter International, Inc. ................................................. 2,681 78
Becton Dickinson & Co. .................................................. 1,518 344
Biogen, Inc. (a) ......................................................... 765 117
Bio-Techne Corp. ....................................................... 834 60
Boston Scientific Corp. (a) ................................................. 7,738 691
Bristol-Myers Squibb Co. ................................................. 10,649 602

Victory Portfolios
Victory S&P 500 Index Fund

(Unaudited)
Schedule of Portfolio Investments — continued
December 31, 2024
See notes to financial statements.
Security Description Shares
a
Value
(000)
Cardinal Health, Inc. .................................................... 1,271 $ 150
Cencora, Inc. .......................................................... 921 207
Centene Corp. (a) ....................................................... 2,651 161
Charles River Laboratories International, Inc. (a) ................................. 268 50
CVS Health Corp. ...................................................... 6,607 297
Danaher Corp. ......................................................... 3,379 776
DaVita, Inc. (a) ......................................................... 237 35
Dexcom, Inc. (a) ........................................................ 2,051 160
Edwards Lifesciences Corp. (a) ............................................. 3,097 229
Elevance Health, Inc. .................................................... 1,218 449
Eli Lilly & Co. ......................................................... 4,199 3,242
GE HealthCare Technologies, Inc. ........................................... 2,399 188
Gilead Sciences, Inc. .................................................... 6,543 604
HCA Healthcare, Inc. .................................................... 958 288
Henry Schein, Inc. (a) .................................................... 655 45
Hologic, Inc. (a) ........................................................ 1,220 88
Humana, Inc. .......................................................... 632 160
IDEXX Laboratories, Inc. (a) ............................................... 430 178
Incyte Corp. (a) ......................................................... 840 58
Insulet Corp. (a) ........................................................ 368 96
Intuitive Surgical, Inc. (a) ................................................. 1,880 981
IQVIA Holdings, Inc. (a) .................................................. 905 178
Johnson & Johnson ..................................................... 12,787 1,849
Labcorp Holdings, Inc. ................................................... 439 101
McKesson Corp. ....................................................... 666 380
Medtronic PLC ........................................................ 6,734 538
Merck & Co., Inc. ...................................................... 13,393 1,332
Mettler-Toledo International, Inc. (a) ......................................... 111 136
Moderna, Inc. (a) ....................................................... 1,778 74
Molina Healthcare, Inc. (a) ................................................ 300 87
Pfizer, Inc. ............................................................ 29,791 790
Quest Diagnostics, Inc. ................................................... 586 88
Regeneron Pharmaceuticals, Inc. (a) .......................................... 553 394
ResMed, Inc. .......................................................... 771 176
Revvity, Inc. .......................................................... 639 71
Solventum Corp. (a) ..................................................... 726 48
STERIS PLC .......................................................... 518 107
Stryker Corp. .......................................................... 1,801 648
Teleflex, Inc. .......................................................... 244 43
The Cigna Group ....................................................... 1,460 403
The Cooper Cos., Inc. (a) .................................................. 1,046 96
Thermo Fisher Scientific, Inc. .............................................. 2,019 1,050
UnitedHealth Group, Inc. ................................................. 4,896 2,477
Universal Health Services, Inc. , Class B ....................................... 308 55
Vertex Pharmaceuticals, Inc. (a) ............................................. 1,352 545
Viatris, Inc. ........................................................... 6,267 78
Waters Corp. (a) ........................................................ 312 116
West Pharmaceutical Services, Inc. .......................................... 380 125
Zimmer Biomet Holdings, Inc. ............................................. 1,045 110
Zoetis, Inc. ........................................................... 2,369 386
26,533
Industrials (8.0%):
3M Co. .............................................................. 2,859 369
A.O. Smith Corp. ....................................................... 625 43
Allegion PLC ......................................................... 456 60
AMETEK, Inc. ........................................................ 1,214 219
Automatic Data Processing, Inc. ............................................ 2,139 626
Axon Enterprise, Inc. (a) .................................................. 380 226
Broadridge Financial Solutions, Inc. ......................................... 614 139
Builders FirstSource, Inc. (a) ............................................... 604 86
C.H. Robinson Worldwide, Inc. ............................................. 621 64
Carrier Global Corp. ..................................................... 4,381 299

Victory Portfolios
Victory S&P 500 Index Fund

(Unaudited)
Schedule of Portfolio Investments — continued
December 31, 2024
See notes to financial statements.
Security Description Shares
a
Value
(000)
Caterpillar, Inc. ........................................................ 2,545 $ 923
Cintas Corp. .......................................................... 1,800 329
Copart, Inc. (a) ......................................................... 4,603 264
CSX Corp. ............................................................ 10,125 327
Cummins, Inc. ......................................................... 720 251
Dayforce, Inc. (a) (b) ..................................................... 828 60
Deere & Co. .......................................................... 1,336 566
Delta Air Lines, Inc. ..................................................... 3,366 204
Dover Corp. ........................................................... 720 135
Eaton Corp. PLC ....................................................... 2,075 689
Emerson Electric Co. .................................................... 2,994 371
Equifax, Inc. .......................................................... 651 166
Expeditors International of Washington, Inc. .................................... 735 81
Fastenal Co. ........................................................... 3,008 216
FedEx Corp. .......................................................... 1,180 332
Fortive Corp. .......................................................... 1,822 137
GE Vernova, Inc. ....................................................... 1,447 476
Generac Holdings, Inc. (a) ................................................. 312 48
General Dynamics Corp. .................................................. 1,355 357
General Electric Co. ..................................................... 5,708 952
Honeywell International, Inc. .............................................. 3,418 772
Howmet Aerospace, Inc. .................................................. 2,133 233
Hubbell, Inc. .......................................................... 282 118
Huntington Ingalls Industries, Inc. ........................................... 205 39
IDEX Corp. ........................................................... 398 83
Illinois Tool Works, Inc. .................................................. 1,411 358
Ingersoll Rand, Inc. ..................................................... 2,116 191
J.B. Hunt Transport Services, Inc. ........................................... 418 71
Jacobs Solutions, Inc. .................................................... 652 87
Johnson Controls International PLC .......................................... 3,507 277
L3Harris Technologies, Inc. ............................................... 996 210
Leidos Holdings, Inc. .................................................... 701 101
Lennox International, Inc. ................................................. 168 102
Lockheed Martin Corp. ................................................... 1,108 538
Masco Corp. .......................................................... 1,133 82
Nordson Corp. ......................................................... 285 60
Norfolk Southern Corp. .................................................. 1,188 279
Northrop Grumman Corp. ................................................. 719 337
Old Dominion Freight Line, Inc. ............................................ 986 174
Otis Worldwide Corp. .................................................... 2,097 194
PACCAR, Inc. ......................................................... 2,753 286
Parker-Hannifin Corp. ................................................... 676 430
Paychex, Inc. .......................................................... 1,682 236
Paycom Software, Inc. ................................................... 255 52
Pentair PLC ........................................................... 868 87
Quanta Services, Inc. .................................................... 775 245
Republic Services, Inc. ................................................... 1,069 215
Rockwell Automation, Inc. ................................................ 593 170
Rollins, Inc. ........................................................... 1,475 68
RTX Corp. ............................................................ 7,000 810
Snap-on, Inc. .......................................................... 276 94
Southwest Airlines Co. ................................................... 3,149 106
Stanley Black & Decker, Inc. .............................................. 809 65
Textron, Inc. .......................................................... 974 75
The Boeing Co. (a) ...................................................... 3,925 695
Trane Technologies PLC .................................................. 1,181 436
TransDigm Group, Inc. ................................................... 295 374
Uber Technologies, Inc. (a) ................................................ 11,056 667
Union Pacific Corp. ..................................................... 3,183 726
United Airlines Holdings, Inc. (a) ............................................ 1,727 168
United Parcel Service, Inc. , Class B .......................................... 3,840 484
United Rentals, Inc. ..................................................... 345 243
Veralto Corp. .......................................................... 1,298 132

Victory Portfolios
Victory S&P 500 Index Fund

(Unaudited)
Schedule of Portfolio Investments — continued
December 31, 2024
See notes to financial statements.
Security Description Shares
a
Value
(000)
Verisk Analytics, Inc. .................................................... 741 $ 204
W.W. Grainger, Inc. ..................................................... 233 246
Waste Management, Inc. .................................................. 1,918 387
Westinghouse Air Brake Technologies Corp. .................................... 903 171
Xylem, Inc. ........................................................... 1,276 148
21,341
IT Services (1.1%):
Accenture PLC , Class A .................................................. 3,305 1,163
Akamai Technologies, Inc. (a) .............................................. 789 75
Cognizant Technology Solutions Corp. , Class A ................................. 2,603 200
EPAM Systems, Inc. (a) ................................................... 298 70
Gartner, Inc. (a) ........................................................ 405 196
GoDaddy, Inc. , Class A (a) ................................................. 737 145
International Business Machines Corp. ........................................ 4,885 1,074
VeriSign, Inc. (a) ........................................................ 434 90
3,013
Materials (1.9%):
Air Products and Chemicals, Inc. ............................................ 1,167 339
Albemarle Corp. (b) ..................................................... 617 53
Amcor PLC ........................................................... 7,589 71
Avery Dennison Corp. ................................................... 422 79
Ball Corp. ............................................................ 1,567 86
Celanese Corp. ......................................................... 574 40
CF Industries Holdings, Inc. ............................................... 914 78
Corteva, Inc. .......................................................... 3,609 206
Dow, Inc. ............................................................ 3,676 148
DuPont de Nemours, Inc. ................................................. 2,194 167
Eastman Chemical Co. ................................................... 609 56
Ecolab, Inc. ........................................................... 1,323 310
FMC Corp. ........................................................... 655 32
Freeport-McMoRan, Inc. ................................................. 7,545 287
International Flavors & Fragrances, Inc. ....................................... 1,342 113
International Paper Co. ................................................... 1,824 98
Linde PLC ............................................................ 2,515 1,053
LyondellBasell Industries NV , Class A ........................................ 1,364 101
Martin Marietta Materials, Inc. ............................................. 321 166
Newmont Corp. ........................................................ 5,977 222
Nucor Corp. ........................................................... 1,233 144
Packaging Corp. of America ............................................... 468 105
PPG Industries, Inc. ..................................................... 1,218 146
Smurfit WestRock PLC ................................................... 2,594 140
Steel Dynamics, Inc. ..................................................... 743 85
The Mosaic Co. ........................................................ 1,668 41
The Sherwin-Williams Co. ................................................ 1,217 414
Vulcan Materials Co. .................................................... 693 178
4,958
Real Estate (2.1%):
Alexandria Real Estate Equities, Inc. ......................................... 817 80
American Tower Corp. ................................................... 2,453 450
AvalonBay Communities, Inc. .............................................. 746 164
BXP, Inc. ............................................................. 764 57
Camden Property Trust ................................................... 560 65
CBRE Group, Inc. , Class A (a) .............................................. 1,579 207
CoStar Group, Inc. (a) .................................................... 2,152 154
Crown Castle, Inc. ...................................................... 2,282 207
Digital Realty Trust, Inc. .................................................. 1,637 290
Equinix, Inc. .......................................................... 507 478
Equity Residential ...................................................... 1,793 129
Essex Property Trust, Inc. ................................................. 337 96
Extra Space Storage, Inc. ................................................. 1,113 167
Federal Realty Investment Trust ............................................ 401 45

Victory Portfolios
Victory S&P 500 Index Fund

(Unaudited)
Schedule of Portfolio Investments — continued
December 31, 2024
See notes to financial statements.
Security Description Shares
a
Value
(000)
Healthpeak Properties, Inc. ................................................ 3,672 $ 74
Host Hotels & Resorts, Inc. ................................................ 3,670 64
Invitation Homes, Inc. ................................................... 2,991 96
Iron Mountain, Inc. ..................................................... 1,541 162
Kimco Realty Corp. ..................................................... 3,539 83
Mid-America Apartment Communities, Inc. .................................... 614 95
Prologis, Inc. .......................................................... 4,863 514
Public Storage ......................................................... 827 248
Realty Income Corp. .................................................... 4,595 245
Regency Centers Corp. ................................................... 858 63
SBA Communications Corp. ............................................... 565 115
Simon Property Group, Inc. ............................................... 1,610 277
UDR, Inc. ............................................................ 1,576 68
Ventas, Inc. ........................................................... 2,203 130
VICI Properties, Inc. .................................................... 5,535 162
Welltower, Inc. ......................................................... 3,106 392
Weyerhaeuser Co. ...................................................... 3,815 107
5,484
Semiconductors & Semiconductor Equipment (11.4%):
Advanced Micro Devices, Inc. (a) ............................................ 8,568 1,035
Analog Devices, Inc. .................................................... 2,607 554
Applied Materials, Inc. ................................................... 4,329 704
Broadcom, Inc. ........................................................ 24,935 5,781
Enphase Energy, Inc. (a) .................................................. 709 49
First Solar, Inc. (a) ...................................................... 562 99
Intel Corp. ............................................................ 22,645 454
KLA Corp. ........................................................... 702 442
Lam Research Corp. ..................................................... 6,756 488
Microchip Technology, Inc. ................................................ 2,820 162
Micron Technology, Inc. .................................................. 5,821 490
Monolithic Power Systems, Inc. ............................................ 256 151
NVIDIA Corp. ......................................................... 131,168 17,615
NXP Semiconductors NV ................................................. 1,334 277
ON Semiconductor Corp. (a) ............................................... 2,236 141
QUALCOMM, Inc. ..................................................... 5,853 899
Skyworks Solutions, Inc. ................................................. 839 74
Teradyne, Inc. ......................................................... 855 108
Texas Instruments, Inc. ................................................... 4,806 901
30,424
Software (10.4%):
Adobe, Inc. (a) ......................................................... 2,324 1,033
ANSYS, Inc. (a) ........................................................ 459 155
Autodesk, Inc. (a) ....................................................... 1,129 334
Cadence Design Systems, Inc. (a) ............................................ 1,440 433
Corpay, Inc. (a) ......................................................... 366 124
Crowdstrike Holdings, Inc. , Class A (a) ....................................... 1,222 418
Fair Isaac Corp. (a) ...................................................... 128 255
Fortinet, Inc. (a) ........................................................ 3,340 315
Gen Digital, Inc. ....................................................... 2,847 78
Intuit, Inc. ............................................................ 1,478 929
Microsoft Corp. ........................................................ 39,754 16,756
Oracle Corp. .......................................................... 8,515 1,419
Palantir Technologies, Inc. , Class A (a) ........................................ 10,787 816
Palo Alto Networks, Inc. (a) ................................................ 3,436 625
PTC, Inc. (a) ........................................................... 631 116
Roper Technologies, Inc. .................................................. 563 293
Salesforce, Inc. ........................................................ 5,073 1,696
ServiceNow, Inc. (a) ..................................................... 1,089 1,154
Synopsys, Inc. (a) ....................................................... 807 392
Tyler Technologies, Inc. (a) ................................................ 225 130

Victory Portfolios
Victory S&P 500 Index Fund

(Unaudited)
Schedule of Portfolio Investments — continued
December 31, 2024
See notes to financial statements.
Security Description Shares
a
Value
(000)
Workday, Inc. , Class A (a) ................................................. 1,118 $ 288
27,759
Technology Hardware, Storage & Peripherals (7.9%):
Apple, Inc. ........................................................... 80,838 20,243
Dell Technologies, Inc. , Class C ............................................ 1,613 186
Hewlett Packard Enterprise Co. ............................................. 6,819 146
HP, Inc. .............................................................. 5,060 165
NetApp, Inc. .......................................................... 1,075 125
Seagate Technology Holdings PLC .......................................... 1,111 96
Super Micro Computer, Inc. (a) ............................................. 2,644 81
Western Digital Corp. (a) .................................................. 1,815 108
21,150
Utilities (2.3%):
Alliant Energy Corp. .................................................... 1,347 80
Ameren Corp. ......................................................... 1,401 125
American Electric Power Co., Inc. ........................................... 2,796 258
American Water Works Co., Inc. ............................................ 1,023 127
Atmos Energy Corp. ..................................................... 815 113
CenterPoint Energy, Inc. .................................................. 3,422 109
CMS Energy Corp. ...................................................... 1,569 105
Consolidated Edison, Inc. ................................................. 1,819 162
Constellation Energy Corp. ................................................ 1,642 367
Dominion Energy, Inc. ................................................... 4,410 237
DTE Energy Co. ....................................................... 1,087 131
Duke Energy Corp. ...................................................... 4,056 437
Edison International ..................................................... 2,033 162
Entergy Corp. ......................................................... 2,251 171
Evergy, Inc. ........................................................... 1,207 74
Eversource Energy ...................................................... 1,924 110
Exelon Corp. .......................................................... 5,276 199
FirstEnergy Corp. ....................................................... 2,693 107
NextEra Energy, Inc. .................................................... 10,806 775
NiSource, Inc. ......................................................... 2,451 90
NRG Energy, Inc. ....................................................... 1,064 96
PG&E Corp. .......................................................... 11,479 232
Pinnacle West Capital Corp. ............................................... 597 51
PPL Corp. ............................................................ 3,875 126
Public Service Enterprise Group, Inc. ......................................... 2,616 221
Sempra .............................................................. 3,326 292
The AES Corp. ........................................................ 3,733 48
The Southern Co. ....................................................... 5,753 474
Vistra Corp. ........................................................... 1,786 246
WEC Energy Group, Inc. ................................................. 1,661 156
Xcel Energy, Inc. ....................................................... 3,015 204
6,085
Total Common Stocks (Cost $42,617)
a
a
a
263,818
Collateral for Securities Loaned (0.0%)^(c)
Goldman Sachs Financial Square Government Fund, Institutional Shares , 4 .41% (d) ........ 27,472 27
HSBC U.S. Government Money Market Fund, Institutional Shares , 4 .38% (d) ............ 27,472 27
Invesco Government & Agency Portfolio, Institutional Shares , 4 .40% (d) ............... 27,472 28
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares , 4 .41% (d) . 27,472 28
Total Collateral for Securities Loaned (Cost $110)
a
a
a
110
Total Investments (Cost $42,727) — 99.1% 263,928
Other assets in excess of liabilities —  0.9% 2,446
NET ASSETS - 100.00% $ 266,374
^ Purchased with cash collateral from securities on loan.

Victory Portfolios
Victory S&P 500 Index Fund

(Unaudited)
Schedule of Portfolio Investments — continued
December 31, 2024
See notes to financial statements.
(a) Non-income producing security.
(b) All or a portion of this security is on loan.
(c) Amount represents less than 0.05% of net assets.
(d) Rate disclosed is the daily yield on December 31, 2024.
PLC
—
Public Limited Company
Futures Contracts Purchased
Number of
Contracts
Expiration
Date
Notional
Amount Value
Unrealized
Appreciation
(Depreciation)
E-Mini S&P 500 Futures .............. 8 3/21/25 $ 2,412,629 $ 2,374,300 $ (38,329)
Total unrealized appreciation $ —
Total unrealized depreciation (38,329)
Total net unrealized appreciation (depreciation) $ (38,329)

Schedule of Portfolio Investments
December 31, 2024
Victory Portfolios
Victory Munder Mid-Cap Core Growth Fund
29
(Unaudited)
See notes to financial statements.
Security Description Shares
a
Value
(000)
Common Stocks (98.0%)
Communication Services (3.1%):
Live Nation Entertainment, Inc. (a) ........................................... 30,044 $ 3,891
The Trade Desk, Inc. , Class A (a) ............................................ 46,600 5,477
9,368
Consumer Discretionary (6.7%):
Chipotle Mexican Grill, Inc. (a) ............................................. 52,500 3,166
General Motors Co. ..................................................... 56,300 2,999
Ross Stores, Inc. ....................................................... 29,800 4,508
Texas Roadhouse, Inc. ................................................... 22,500 4,060
Wingstop, Inc. ......................................................... 7,800 2,217
YETI Holdings, Inc. (a) ................................................... 80,900 3,115
20,065
Consumer Staples (6.6%):
BellRing Brands, Inc. (a) .................................................. 58,500 4,407
Casey's General Stores, Inc. ............................................... 12,800 5,072
Church & Dwight Co., Inc. ................................................ 34,600 3,623
Freshpet, Inc. (a) ........................................................ 24,500 3,629
Performance Food Group Co. (a) ............................................ 34,200 2,891
19,622
Energy (5.1%):
Cheniere Energy, Inc. .................................................... 20,000 4,298
Diamondback Energy, Inc. ................................................ 17,000 2,785
Matador Resources Co. ................................................... 41,200 2,318
ONEOK, Inc. .......................................................... 33,300 3,343
Permian Resources Corp. ................................................. 162,400 2,335
15,079
Financials (18.1%):
Affiliated Managers Group, Inc. ............................................ 17,700 3,273
Ameriprise Financial, Inc. ................................................. 10,500 5,590
Arch Capital Group Ltd. .................................................. 28,800 2,660
BGC Group, Inc. , Class A ................................................. 331,400 3,002
Brown & Brown, Inc. .................................................... 55,400 5,652
Coinbase Global, Inc. , Class A (a) ........................................... 4,800 1,192
Corebridge Financial, Inc. ................................................. 103,400 3,095
Evercore, Inc. ......................................................... 17,400 4,823
FactSet Research Systems, Inc. ............................................. 7,400 3,554
Global Payments, Inc. .................................................... 33,700 3,776
MSCI, Inc. ........................................................... 7,100 4,260
NU Holdings Ltd. , Class A (a) .............................................. 284,900 2,952
Shift4 Payments, Inc. , Class A (a) ............................................ 31,900 3,311
The Bancorp, Inc. (a) ..................................................... 32,700 1,721
W.R. Berkley Corp. ..................................................... 84,200 4,927
53,788
Health Care (9.7%):
Addus HomeCare Corp. (a) ................................................ 11,900 1,492
Cencora, Inc. .......................................................... 18,000 4,044
Halozyme Therapeutics, Inc. (a) ............................................. 72,600 3,471
Intra-Cellular Therapies, Inc. (a) ............................................. 37,000 3,090
IQVIA Holdings, Inc. (a) .................................................. 13,200 2,594
Neurocrine Biosciences, Inc. (a) ............................................. 23,100 3,153
ResMed, Inc. .......................................................... 21,100 4,826
The Ensign Group, Inc. ................................................... 28,400 3,773
West Pharmaceutical Services, Inc. .......................................... 7,500 2,457
28,900
Industrials (17.8%):
Allison Transmission Holdings, Inc. ......................................... 33,500 3,620
Booz Allen Hamilton Holding Corp. ......................................... 22,300 2,870

Victory Portfolios
Victory Munder Mid-Cap Core Growth Fund

(Unaudited)
Schedule of Portfolio Investments — continued
December 31, 2024
See notes to financial statements.
Security Description Shares
a
Value
(000)
CACI International, Inc. , Class A (a) ......................................... 4,200 $ 1,697
Comfort Systems USA, Inc. ............................................... 4,500 1,908
Copa Holdings SA , Class A ................................................ 31,200 2,742
EMCOR Group, Inc. .................................................... 4,100 1,861
Federal Signal Corp. ..................................................... 47,400 4,379
HEICO Corp. .......................................................... 12,600 2,995
IDEX Corp. ........................................................... 13,000 2,721
Kirby Corp. (a) ......................................................... 35,300 3,735
Parsons Corp. (a) ....................................................... 43,900 4,050
Paylocity Holding Corp. (a) ................................................ 14,000 2,793
Quanta Services, Inc. .................................................... 13,300 4,203
The Middleby Corp. (a) ................................................... 20,300 2,750
Trane Technologies PLC .................................................. 11,400 4,211
Trex Co., Inc. (a) ........................................................ 28,300 1,953
Verisk Analytics, Inc. .................................................... 16,200 4,462
52,950
Information Technology (15.3%):
Amphenol Corp. , Class A ................................................. 80,240 5,573
Clear Secure, Inc. , Class A ................................................ 116,100 3,093
Corpay, Inc. (a) ......................................................... 12,300 4,163
CyberArk Software Ltd. (a) ................................................ 13,700 4,564
Fortinet, Inc. (a) ........................................................ 20,700 1,956
HubSpot, Inc. (a) ....................................................... 6,100 4,250
Keysight Technologies, Inc. (a) ............................................. 27,700 4,449
MicroStrategy, Inc. (a) .................................................... 4,000 1,158
Monolithic Power Systems, Inc. ............................................ 4,500 2,663
OSI Systems, Inc. (a) ..................................................... 21,300 3,566
Palantir Technologies, Inc. , Class A (a) ........................................ 22,900 1,732
Synopsys, Inc. (a) ....................................................... 4,500 2,184
Tyler Technologies, Inc. (a) ................................................ 7,800 4,498
Zscaler, Inc. (a) ......................................................... 9,200 1,660
45,509
Materials (4.7%):
Avery Dennison Corp. ................................................... 25,500 4,772
Freeport-McMoRan, Inc. ................................................. 59,300 2,258
Louisiana-Pacific Corp. .................................................. 45,200 4,681
Summit Materials, Inc. , Class A (a) .......................................... 42,300 2,140
13,851
Real Estate (7.1%):
CBRE Group, Inc. , Class A (a) .............................................. 50,900 6,683
CoStar Group, Inc. (a) .................................................... 47,000 3,365
SBA Communications Corp. ............................................... 15,303 3,119
Sun Communities, Inc. ................................................... 26,716 3,285
VICI Properties, Inc. .................................................... 155,100 4,530
20,982
Utilities (3.8%):
Atmos Energy Corp. ..................................................... 22,000 3,064
NiSource, Inc. ......................................................... 73,000 2,683
PPL Corp. ............................................................ 93,700 3,042
Sempra .............................................................. 29,178 2,559
11,348
Total Common Stocks (Cost $226,161)
a
a
a
291,462

Victory Portfolios
Victory Munder Mid-Cap Core Growth Fund

(Unaudited)
Schedule of Portfolio Investments — continued
December 31, 2024
See notes to financial statements.
Security Description Shares
a
Value
(000)
Exchange-Traded Funds (2.1%)
SPDR S&P MidCap 400 ETF Trust .......................................... 11,000 $ 6,265
Total Exchange-Traded Funds (Cost $6,614)
a
a
a
6,265
Total Investments (Cost $232,775) — 100.1% 297,727
Liabilities in excess of other assets —  (0.1)% (423)
NET ASSETS - 100.00% $ 297,304
At December 31, 2024, the Fund's investments in foreign securities were 5.8% of net assets.
(a) Non-income producing security.
ETF
—
Exchange-Traded Fund
PLC
—
Public Limited Company

Schedule of Portfolio Investments
December 31, 2024
Victory Portfolios
Victory Trivalent International Fund — Core Equity
32
(Unaudited)
See notes to financial statements.
Security Description Shares
Value
(000)
Common Stocks (98.2%)
Australia (4.5%):
Consumer Discretionary (0.6%):
Aristocrat Leisure Ltd. ................................................... 28,467 $ 1,202
Energy (0.3%):
Woodside Energy Group Ltd. .............................................. 36,119 559
Financials (1.2%):
National Australia Bank Ltd. ............................................... 76,761 1,758
QBE Insurance Group Ltd.(a) .............................................. 68,176 810
2,568
Industrials (0.8%):
Brambles Ltd. ......................................................... 70,706 840
Qantas Airways Ltd.(a) ................................................... 182,997 1,013
1,853
Materials (0.9%):
Northern Star Resources Ltd.(a) ............................................ 93,257 886
Rio Tinto Ltd. ......................................................... 16,180 1,173
2,059
Real Estate (0.7%):
Charter Hall Group ...................................................... 71,424 631
Goodman Group ....................................................... 43,826 963
1,594
9,835
Belgium (0.6%):
Materials (0.6%):
Titan Cement International SA ............................................. 32,397 1,347
Brazil (1.1%):
Energy (0.3%):
PRIO SA(a) ........................................................... 97,900 642
Financials (0.3%):
Banco do Brasil SA ..................................................... 183,100 710
Industrials (0.3%):
Embraer SA(a) ......................................................... 73,600 675
Utilities (0.2%):
Equatorial Energia SA ................................................... 96,800 429
2,456
Canada (6.8%):
Consumer Discretionary (0.3%):
Gildan Activewear, Inc. .................................................. 13,568 639
Energy (1.0%):
ARC Resources Ltd. ..................................................... 33,946 615
Headwater Exploration, Inc.(b) ............................................. 145,877 671
Suncor Energy, Inc. ..................................................... 22,570 806
2,092
Financials (2.9%):
Canadian Imperial Bank of Commerce ........................................ 21,816 1,380
Fairfax Financial Holdings Ltd. ............................................. 1,838 2,558
National Bank of Canada ................................................. 11,183 1,019
Royal Bank of Canada ................................................... 11,690 1,410
6,367

Victory Portfolios
Victory Trivalent International Fund — Core Equity

(Unaudited)
Schedule of Portfolio Investments — continued
December 31, 2024
See notes to financial statements.
Security Description Shares
Value
(000)
Industrials (0.7%):
Element Fleet Management Corp. ........................................... 46,144 $ 933
Finning International, Inc. ................................................. 24,579 651
1,584
Information Technology (0.6%):
Celestica, Inc.(a) ....................................................... 7,054 651
Shopify, Inc., Class A(a) .................................................. 6,148 655
1,306
Materials (1.3%):
Dundee Precious Metals, Inc. .............................................. 113,015 1,025
Lundin Mining Corp. .................................................... 105,559 908
Teck Resources Ltd., Class B .............................................. 19,622 796
2,729
14,717
Chile (0.4%):
Consumer Staples (0.4%):
Cencosud SA .......................................................... 357,393 791
China (7.3%):
Communication Services (1.6%):
Kuaishou Technology, Class W(a)(c) ......................................... 108,300 568
Tencent Holdings Ltd. ................................................... 53,500 2,856
3,424
Consumer Discretionary (2.3%):
BYD Co. Ltd. ......................................................... 26,500 901
Fuyao Glass Industry Group Co. Ltd., Class H(c) ................................ 103,600 744
JD.com, Inc., Class SW .................................................. 73,400 1,275
Meituan, Class W(a)(c) ................................................... 71,900 1,398
MINISO Group Holding Ltd., ADR(b) ........................................ 30,845 737
5,055
Consumer Staples (0.5%):
Giant Biogene Holding Co. Ltd.(c) .......................................... 161,400 1,031
Financials (1.9%):
Agricultural Bank of China Ltd., Class H ...................................... 1,485,000 843
Bank of China Ltd., Class H ............................................... 2,071,275 1,054
China Construction Bank Corp., Class H ...................................... 1,210,000 1,002
PICC Property & Casualty Co. Ltd., Class H ................................... 808,000 1,271
4,170
Industrials (0.4%):
Sinotruk Hong Kong Ltd. ................................................. 302,500 884
Materials (0.6%):
Anhui Conch Cement Co. Ltd., Class H ....................................... 229,500 584
Zijin Mining Group Co. Ltd., Class H ........................................ 416,000 751
1,335
15,899
Denmark (2.2%):
Consumer Discretionary (0.7%):
Pandora A/S .......................................................... 8,684 1,589
Health Care (1.5%):
Novo Nordisk A/S, Class B ................................................ 37,626 3,247
4,836

Victory Portfolios
Victory Trivalent International Fund — Core Equity

(Unaudited)
Schedule of Portfolio Investments — continued
December 31, 2024
See notes to financial statements.
Security Description Shares
Value
(000)
France (6.6%):
Communication Services (0.8%):
Publicis Groupe SA ..................................................... 16,572 $ 1,764
Consumer Discretionary (0.7%):
La Francaise des Jeux SACA(c) ............................................ 17,344 668
Renault SA ........................................................... 18,764 913
1,581
Energy (0.4%):
Technip Energies NV .................................................... 31,450 840
Financials (0.8%):
AXA SA ............................................................. 22,342 795
BNP Paribas SA ........................................................ 17,079 1,049
1,844
Health Care (0.7%):
BioMerieux ........................................................... 6,566 703
Ipsen SA ............................................................. 6,749 773
1,476
Industrials (1.8%):
Cie de Saint-Gobain SA .................................................. 17,517 1,557
Eiffage SA ............................................................ 7,816 685
Rexel SA ............................................................. 33,350 849
SPIE SA ............................................................. 24,157 751
3,842
Information Technology (0.3%):
Capgemini SE ......................................................... 4,232 691
Materials (0.4%):
Arkema SA ........................................................... 12,160 925
Real Estate (0.3%):
Klepierre SA .......................................................... 24,519 706
Utilities (0.4%):
Engie SA ............................................................. 49,373 783
14,452
Germany (5.1%):
Communication Services (1.1%):
Deutsche Telekom AG ................................................... 80,730 2,418
Consumer Staples (0.6%):
Henkel AG & Co. KGaA, Preference Shares .................................... 14,879 1,305
Financials (1.0%):
Allianz SE, Registered Shares .............................................. 2,916 896
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Class R ............... 2,870 1,451
2,347
Industrials (1.5%):
GEA Group AG ........................................................ 16,302 810
Siemens AG, Registered Shares ............................................. 12,444 2,426
3,236
Information Technology (0.6%):
SAP SE .............................................................. 5,213 1,282

Victory Portfolios
Victory Trivalent International Fund — Core Equity

(Unaudited)
Schedule of Portfolio Investments — continued
December 31, 2024
See notes to financial statements.
Security Description Shares
Value
(000)
Materials (0.3%):
Evonik Industries AG .................................................... 35,999 $ 626
11,214
Greece (0.3%):
Financials (0.3%):
National Bank of Greece SA ............................................... 84,614 670
Hong Kong (1.0%):
Financials (0.4%):
BOC Hong Kong Holdings Ltd. ............................................ 290,500 928
Real Estate (0.2%):
Sino Land Co. Ltd.(a) .................................................... 490,000 494
Utilities (0.4%):
Kunlun Energy Co. Ltd. .................................................. 702,000 757
2,179
India (4.9%):
Consumer Discretionary (0.3%):
Tata Motors Ltd. ....................................................... 85,801 740
Consumer Staples (0.3%):
Varun Beverages Ltd.(a) .................................................. 92,217 686
Energy (0.5%):
Reliance Industries Ltd. .................................................. 68,170 965
Financials (1.6%):
ICICI Bank Ltd. ........................................................ 111,133 1,661
Nippon Life India Asset Management Ltd.(c) ................................... 100,317 850
Power Finance Corp. Ltd. ................................................. 176,371 921
3,432
Health Care (0.3%):
Zydus Lifesciences Ltd. .................................................. 50,829 576
Information Technology (0.6%):
HCL Technologies Ltd. ................................................... 30,492 681
Wipro Ltd. ............................................................ 177,968 625
1,306
Materials (0.4%):
Hindalco Industries Ltd. .................................................. 136,123 955
Real Estate (0.4%):
Oberoi Realty Ltd. ...................................................... 28,394 765
Utilities (0.5%):
Power Grid Corp. of India Ltd. ............................................. 320,261 1,153
10,578
Indonesia (0.3%):
Energy (0.3%):
PT United Tractors Tbk .................................................. 394,500 656
Ireland (1.3%):
Consumer Staples (0.2%):
Glanbia PLC .......................................................... 36,734 507
Financials (0.3%):
Bank of Ireland Group PLC ............................................... 72,400 660

Victory Portfolios
Victory Trivalent International Fund — Core Equity

(Unaudited)
Schedule of Portfolio Investments — continued
December 31, 2024
See notes to financial statements.
Security Description Shares
Value
(000)
Industrials (0.8%):
AerCap Holdings NV .................................................... 17,784 $ 1,702
2,869
Israel (0.3%):
Information Technology (0.3%):
Nice Ltd.(a) ........................................................... 4,132 703
Italy (2.2%):
Consumer Discretionary (0.9%):
Ferrari NV ............................................................ 1,599 682
PRADA SpA .......................................................... 168,800 1,299
1,981
Health Care (0.4%):
Recordati Industria Chimica e Farmaceutica SpA ................................ 17,015 892
Industrials (0.5%):
Leonardo SpA ......................................................... 38,589 1,038
Utilities (0.4%):
Enel SpA ............................................................. 118,471 845
4,756
Japan (15.2%):
Communication Services (0.7%):
Konami Group Corp. .................................................... 15,200 1,422
Consumer Discretionary (2.6%):
Asics Corp. ........................................................... 49,600 968
Honda Motor Co. Ltd. ................................................... 101,700 968
Sony Group Corp. ...................................................... 38,400 809
Sumitomo Electric Industries Ltd. ........................................... 56,800 1,016
Suzuki Motor Corp. ..................................................... 95,200 1,067
Toyota Motor Corp. ..................................................... 46,100 900
5,728
Consumer Staples (0.8%):
Asahi Group Holdings Ltd. ................................................ 69,300 727
Toyo Suisan Kaisha Ltd. .................................................. 14,800 1,004
1,731
Financials (2.8%):
Mizuho Financial Group, Inc. .............................................. 64,810 1,582
ORIX Corp. ........................................................... 40,000 860
Sumitomo Mitsui Financial Group, Inc. ....................................... 102,975 2,472
Tokio Marine Holdings, Inc. ............................................... 32,800 1,177
6,091
Health Care (1.3%):
Otsuka Holdings Co. Ltd. ................................................. 25,300 1,376
Shionogi & Co. Ltd. ..................................................... 54,300 762
Terumo Corp. ......................................................... 36,900 712
2,850
Industrials (3.6%):
Central Japan Railway Co. ................................................ 30,900 580
Fuji Electric Co. Ltd. .................................................... 18,600 994
Hitachi Ltd. ........................................................... 64,500 1,580
ITOCHU Corp. ........................................................ 44,700 2,198
Komatsu Ltd. .......................................................... 42,200 1,150
Mitsubishi Heavy Industries Ltd. ............................................ 95,800 1,336
7,838

Victory Portfolios
Victory Trivalent International Fund — Core Equity

(Unaudited)
Schedule of Portfolio Investments — continued
December 31, 2024
See notes to financial statements.
Security Description Shares
Value
(000)
Information Technology (2.3%):
Canon, Inc.(b) ......................................................... 24,800 $ 806
Disco Corp. ........................................................... 3,500 928
NEC Corp. ........................................................... 19,500 1,669
Tokyo Electron Ltd. ..................................................... 4,300 646
Yokogawa Electric Corp. ................................................. 46,100 981
5,030
Materials (0.7%):
Nippon Steel Corp. ...................................................... 41,400 832
Tosoh Corp. ........................................................... 58,700 785
1,617
Real Estate (0.4%):
Daiwa House Industry Co. Ltd. ............................................. 26,500 814
33,121
Luxembourg (0.3%):
Energy (0.3%):
Tenaris SA ............................................................ 37,099 700
Malaysia (0.3%):
Health Care (0.3%):
IHH Healthcare Bhd ..................................................... 408,900 668
Mexico (1.1%):
Consumer Staples (0.3%):
Arca Continental SAB de CV .............................................. 76,685 636
Energy (0.5%):
Vista Energy SAB de CV, ADR(a) ........................................... 23,068 1,248
Financials (0.3%):
Gentera SAB de CV ..................................................... 514,841 600
2,484
Netherlands (3.5%):
Communication Services (0.3%):
Koninklijke KPN NV .................................................... 177,353 647
Consumer Discretionary (0.6%):
Prosus NV(a) .......................................................... 32,472 1,290
Consumer Staples (0.5%):
Koninklijke Ahold Delhaize NV ............................................ 32,150 1,051
Financials (1.2%):
Euronext NV(c) ........................................................ 10,249 1,150
ING Groep NV ........................................................ 53,317 835
NN Group NV ......................................................... 15,978 697
2,682
Information Technology (0.9%):
ASML Holding NV ..................................................... 2,839 1,988
7,658
Norway (0.3%):
Energy (0.3%):
Equinor ASA .......................................................... 23,534 558
Portugal (0.4%):
Energy (0.4%):
Galp Energia SGPS SA ................................................... 49,512 820

Victory Portfolios
Victory Trivalent International Fund — Core Equity

(Unaudited)
Schedule of Portfolio Investments — continued
December 31, 2024
See notes to financial statements.
Security Description Shares
Value
(000)
Qatar (0.3%):
Communication Services (0.3%):
Ooredoo QPSC ........................................................ 210,673 $ 669
Russian Federation (0.0%):
Energy (0.0%):
LUKOIL PJSC, ADR(a)(d)(e) .............................................. 8,489 —
Financials (0.0%):
Sberbank of Russia PJSC(a)(d)(e) ........................................... 220,230 —
—
Saudi Arabia (0.4%):
Financials (0.4%):
Saudi Awwal Bank ...................................................... 89,199 798
Singapore (1.6%):
Consumer Discretionary (0.5%):
Trip.com Group Ltd.(a) ................................................... 15,250 1,050
Financials (0.6%):
DBS Group Holdings Ltd. ................................................. 39,380 1,262
Utilities (0.5%):
Sembcorp Industries Ltd. ................................................. 270,300 1,094
3,406
South Africa (0.6%):
Financials (0.6%):
Investec PLC .......................................................... 97,641 664
Sanlam Ltd. ........................................................... 133,346 614
1,278
South Korea (2.8%):
Consumer Discretionary (0.3%):
Kia Corp. ............................................................ 9,994 676
Financials (1.0%):
DB Insurance Co. Ltd. ................................................... 12,684 881
Hana Financial Group, Inc. ................................................ 29,517 1,130
2,011
Industrials (0.6%):
Hanwha Aerospace Co. Ltd. ............................................... 3,827 844
Hanwha Industrial Solutions Co. Ltd.(a) ....................................... 4,239 89
Samsung E&A Co. Ltd.(a) ................................................ 35,017 390
1,323
Information Technology (0.9%):
Samsung Electronics Co. Ltd. .............................................. 27,032 965
SK Hynix, Inc. ......................................................... 8,904 1,021
1,986
5,996
Spain (2.4%):
Consumer Discretionary (0.6%):
Industria de Diseno Textil SA .............................................. 27,259 1,396
Energy (0.2%):
Repsol SA ............................................................ 43,658 531
Financials (1.1%):
Banco Santander SA ..................................................... 355,974 1,647

Victory Portfolios
Victory Trivalent International Fund — Core Equity

(Unaudited)
Schedule of Portfolio Investments — continued
December 31, 2024
See notes to financial statements.
Security Description Shares
Value
(000)
Bankinter SA .......................................................... 92,093 $ 729
2,376
Utilities (0.5%):
Iberdrola SA .......................................................... 74,842 1,031
5,334
Sweden (1.6%):
Consumer Discretionary (0.3%):
Evolution AB(c) ........................................................ 8,258 637
Consumer Staples (0.5%):
Essity AB, Class B ...................................................... 41,703 1,116
Financials (0.4%):
Swedbank AB, A Shares .................................................. 39,377 778
Industrials (0.4%):
Volvo AB, Class B ...................................................... 40,173 977
3,508
Switzerland (5.8%):
Consumer Staples (0.5%):
Coca-Cola HBC AG ..................................................... 31,919 1,090
Financials (0.8%):
Zurich Insurance Group AG ............................................... 3,011 1,792
Health Care (2.1%):
Novartis AG, Registered Shares ............................................. 34,173 3,328
Sandoz Group AG ...................................................... 29,268 1,200
4,528
Industrials (0.5%):
ABB Ltd., Registered Shares ............................................... 22,612 1,221
Information Technology (0.3%):
Logitech International SA, Class R .......................................... 7,494 619
Materials (1.6%):
Clariant AG, Registered Shares ............................................. 48,683 544
Glencore PLC ......................................................... 174,142 767
Holcim AG ........................................................... 22,396 2,157
3,468
12,718
Taiwan (5.4%):
Financials (0.4%):
CTBC Financial Holding Co. Ltd. ........................................... 630,000 750
Health Care (0.3%):
Bora Pharmaceuticals Co. Ltd. ............................................. 30,000 688
Information Technology (4.7%):
Elite Material Co. Ltd. ................................................... 49,000 920
MediaTek, Inc. ......................................................... 21,000 903
Quanta Computer, Inc. ................................................... 99,000 862
Taiwan Semiconductor Manufacturing Co. Ltd. ................................. 207,000 6,728
Wiwynn Corp. ......................................................... 11,000 873
10,286
11,724

Victory Portfolios
Victory Trivalent International Fund — Core Equity

(Unaudited)
Schedule of Portfolio Investments — continued
December 31, 2024
See notes to financial statements.
Security Description Shares
Value
(000)
Thailand (0.3%):
Communication Services (0.3%):
Advanced Info Service PCL, NVDR ......................................... 80,900 $ 679
United Arab Emirates (0.6%):
Real Estate (0.6%):
Emaar Development PJSC ................................................ 362,696 1,350
United Kingdom (10.4%):
Communication Services (0.4%):
Informa PLC .......................................................... 86,999 867
Consumer Discretionary (0.3%):
Birkenstock Holding PLC(a) ............................................... 12,286 696
Consumer Staples (2.4%):
Coca-Cola Europacific Partners PLC ......................................... 10,956 842
Marks & Spencer Group PLC .............................................. 321,060 1,503
Tesco PLC ............................................................ 310,666 1,429
Unilever PLC ......................................................... 27,040 1,536
5,310
Energy (0.7%):
Harbour Energy PLC .................................................... 181,620 581
Shell PLC(a) .......................................................... 26,958 840
1,421
Financials (2.3%):
3i Group PLC ......................................................... 43,007 1,914
Barclays PLC ......................................................... 315,801 1,056
Standard Chartered PLC .................................................. 164,168 2,021
4,991
Health Care (1.5%):
AstraZeneca PLC ....................................................... 19,397 2,529
Hikma Pharmaceuticals PLC ............................................... 28,165 702
3,231
Industrials (1.3%):
easyJet PLC ........................................................... 115,134 805
RELX PLC, ADR ...................................................... 16,720 757
Rolls-Royce Holdings PLC(a) .............................................. 191,922 1,361
2,923
Information Technology (0.4%):
The Sage Group PLC .................................................... 55,127 876
Real Estate (0.3%):
The British Land Co. PLC ................................................ 146,492 660
Utilities (0.8%):
Drax Group PLC ....................................................... 127,554 1,033
National Grid PLC(a) .................................................... 62,893 747
1,780
22,755
Total Common Stocks (Cost $179,558) 214,182
Exchange-Traded Funds (0.9%)
United States (0.9%):
iShares Core MSCI EAFE ETF ............................................. 20,829 1,464

Victory Portfolios
Victory Trivalent International Fund — Core Equity

(Unaudited)
Schedule of Portfolio Investments — continued
December 31, 2024
See notes to financial statements.
Security Name
Acquisition Date
Cost
LUKOIL PJSC, ADR .........................................
8/21/2019
$ 729
Sberbank of Russia PJSC ......................................
12/9/2016
752
Security Description Shares
Value
(000)
iShares Core MSCI Emerging Markets ETF .................................... 7,980 $ 417
1,881
Total Exchange-Traded Funds (Cost $1,998) 1,881
Collateral for Securities Loaned (1.0%)^
United States (1.0%):
Goldman Sachs Financial Square Government Fund, Institutional Shares, 4.41%(f) ........ 567,433 568
HSBC U.S. Government Money Market Fund, Institutional Shares, 4.38%(f) ............ 567,433 568
Invesco Government & Agency Portfolio, Institutional Shares, 4.40%(f) ................ 567,433 567
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares, 4.41%(f) . 567,433 567
Total Collateral for Securities Loaned (Cost $2,270) 2,270
Total Investments (Cost $183,826) — 100.1% 218,333
Liabilities in excess of other assets — (0.1)% (264)
NET ASSETS - 100.00% $ 218,069
^ Purchased with cash collateral from securities on loan.
(a) Non-income producing security.
(b) All or a portion of this security is on loan.
(c) Rule 144A security or other security that is restricted as to resale to institutional investors. As of December 31, 2024, the fair value of these securities was
$7,046 (thousands) and amounted to 3.2% of net assets.
(d) Security was fair valued based upon procedures approved by the Board of Trustees and represents 0.0% of net assets as of December 31, 2024. This security is classified as Level 3 within the fair value hierarchy. (See Note 2 in the Notes to Financial Statements)
(e) The following table details the earliest acquisition date and cost of the Fund's restricted securities due to trading restrictions at December 31, 2024 (amounts
in thousands):
(f) Rate disclosed is the daily yield on December 31, 2024.
ADR
—
American Depositary Receipt
ETF
—
Exchange-Traded Fund
NVDR
—
Non-Voting Depository Receipt
PCL
—
Public Company Limited
PLC
—
Public Limited Company

Schedule of Portfolio Investments
December 31, 2024
Victory Portfolios
Victory Trivalent International Small-Cap Fund
42
(Unaudited)
See notes to financial statements.
Security Description Shares
Value
(000)
Common Stocks (97.7%)
Australia (5.2%):
Consumer Discretionary (0.7%):
JB Hi-Fi Ltd. .......................................................... 394,931 $ 22,589
Energy (0.3%):
Paladin Energy Ltd.(a)(b) ................................................. 2,270,834 10,569
Financials (1.4%):
AMP Ltd. ............................................................ 16,647,296 16,299
Bendigo and Adelaide Bank Ltd. ............................................ 1,865,527 15,093
Magellan Financial Group Ltd. ............................................. 2,506,024 17,192
48,584
Industrials (0.3%):
Ventia Services Group Pty Ltd. ............................................. 5,313,165 11,801
Information Technology (0.9%):
Technology One Ltd. .................................................... 1,519,787 29,350
Materials (0.8%):
Champion Iron Ltd.(b) ................................................... 2,261,149 8,024
Ramelius Resources Ltd.(a) ............................................... 15,664,234 19,974
27,998
Real Estate (0.4%):
Charter Hall Group ...................................................... 1,456,637 12,868
Utilities (0.4%):
AGL Energy Ltd. ....................................................... 1,824,254 12,718
176,477
Belgium (0.3%):
Consumer Staples (0.3%):
Colruyt Group NV ...................................................... 228,528 8,598
Canada (11.2%):
Communication Services (0.7%):
IMAX Corp.(a) ........................................................ 912,446 23,359
Consumer Discretionary (0.3%):
Gildan Activewear, Inc. .................................................. 209,660 9,868
Energy (2.1%):
Headwater Exploration, Inc.(b) ............................................. 3,351,220 15,412
NuVista Energy Ltd.(a) ................................................... 1,545,259 14,858
Secure Energy Services, Inc. ............................................... 1,351,214 15,286
Vermilion Energy, Inc.(b) ................................................. 1,273,160 11,985
Whitecap Resources, Inc. ................................................. 2,110,367 14,977
72,518
Financials (0.4%):
EQB, Inc.(b) .......................................................... 221,192 15,231
Health Care (0.0%):(c)
Tilray Brands, Inc.(a) .................................................... 2 —(d)
Industrials (1.5%):
AtkinsRealis Group, Inc. .................................................. 291,826 15,484
Bombardier, Inc., Class B(a) ............................................... 258,742 17,597
Finning International, Inc. ................................................. 651,997 17,278
50,359
Information Technology (2.2%):
Celestica, Inc.(a) ....................................................... 692,857 63,949

Victory Portfolios
Victory Trivalent International Small-Cap Fund

(Unaudited)
Schedule of Portfolio Investments — continued
December 31, 2024
See notes to financial statements.
Security Description Shares
Value
(000)
Docebo, Inc.(a) ........................................................ 208,271 $ 9,341
73,290
Materials (3.1%):
Agnico Eagle Mines Ltd. ................................................. 1 —(d)
Alamos Gold, Inc. ...................................................... 1,384,343 25,543
Dundee Precious Metals, Inc. .............................................. 2,616,630 23,739
Eldorado Gold Corp.(a) .................................................. 765,720 11,390
Hudbay Minerals, Inc. ................................................... 1,157,632 9,391
Methanex Corp. ........................................................ 294,537 14,720
OceanaGold Corp. ...................................................... 7,315,660 20,258
105,041
Real Estate (0.5%):
Boardwalk Real Estate Investment Trust ...................................... 410,100 18,332
Utilities (0.4%):
Boralex, Inc., Class A .................................................... 598,561 11,956
379,954
Denmark (3.2%):
Consumer Discretionary (0.8%):
Pandora A/S .......................................................... 141,320 25,859
Financials (0.4%):
Jyske Bank A/S, Registered Shares .......................................... 216,085 15,350
Health Care (0.8%):
Ascendis Pharma A/S, ADR(a) ............................................. 89,429 12,311
Bavarian Nordic A/S(a) .................................................. 588,295 15,488
27,799
Industrials (0.7%):
ISS A/S .............................................................. 542,229 9,920
ROCKWOOL A/S, Class B ................................................ 43,792 15,585
25,505
Information Technology (0.5%):
Netcompany Group A/S(a)(e) .............................................. 326,073 15,354
109,867
Finland (1.1%):
Health Care (0.4%):
Orion Oyj, Class B ...................................................... 295,874 13,123
Industrials (0.7%):
Konecranes Oyj ........................................................ 393,858 24,959
38,082
France (7.6%):
Consumer Discretionary (1.8%):
Accor SA ............................................................ 469,133 22,814
La Francaise des Jeux SACA(e) ............................................ 444,306 17,108
Renault SA ........................................................... 464,247 22,598
62,520
Energy (1.1%):
Technip Energies NV .................................................... 653,977 17,466
Vallourec SACA(a)(b) ................................................... 1,114,181 19,007
36,473
Health Care (0.7%):
Ipsen SA ............................................................. 113,481 13,005

Victory Portfolios
Victory Trivalent International Small-Cap Fund

(Unaudited)
Schedule of Portfolio Investments — continued
December 31, 2024
See notes to financial statements.
Security Description Shares
Value
(000)
Virbac SACA .......................................................... 29,596 $ 9,687
22,692
Industrials (2.2%):
Eiffage SA ............................................................ 217,190 19,043
Elis SA .............................................................. 967,199 18,928
Nexans SA ........................................................... 78,765 8,508
Rexel SA ............................................................. 377,822 9,622
SPIE SA ............................................................. 639,327 19,879
75,980
Information Technology (0.5%):
Sopra Steria Group ...................................................... 107,098 18,982
Materials (0.6%):
Arkema SA ........................................................... 254,518 19,364
Real Estate (0.7%):
Klepierre SA .......................................................... 843,288 24,283
260,294
Germany (5.5%):
Communication Services (1.6%):
CTS Eventim AG & Co. KGaA ............................................. 212,623 17,972
Freenet AG ........................................................... 615,213 17,560
Scout24 SE(e) ......................................................... 230,606 20,345
55,877
Consumer Discretionary (1.0%):
TUI AG(a) ............................................................ 2,222,091 19,267
Zalando SE(a)(e) ....................................................... 434,059 14,518
33,785
Industrials (0.8%):
GEA Group AG ........................................................ 407,589 20,243
Nordex SE(a)(b) ....................................................... 696,005 8,149
28,392
Information Technology (1.1%):
AIXTRON SE ......................................................... 494,641 7,771
Bechtle AG ........................................................... 322,690 10,348
SUSS MicroTec SE ..................................................... 229,718 11,716
TeamViewer SE(a)(e) .................................................... 747,830 7,394
37,229
Materials (0.3%):
Evonik Industries AG .................................................... 481,579 8,370
Real Estate (0.7%):
TAG Immobilien AG(a) .................................................. 1,587,785 23,507
187,160
Hong Kong (1.3%):
Consumer Discretionary (0.4%):
Yue Yuen Industrial Holdings Ltd. ........................................... 6,671,000 14,861
Health Care (0.6%):
The United Laboratories International Holdings Ltd. .............................. 13,148,000 20,802
Real Estate (0.3%):
Kerry Properties Ltd. .................................................... 4,152,000 8,294
43,957

Victory Portfolios
Victory Trivalent International Small-Cap Fund

(Unaudited)
Schedule of Portfolio Investments — continued
December 31, 2024
See notes to financial statements.
Security Description Shares
Value
(000)
Ireland (1.1%):
Consumer Discretionary (0.4%):
Dalata Hotel Group PLC .................................................. 2,770,960 $ 13,401
Consumer Staples (0.5%):
Glanbia PLC .......................................................... 1,129,395 15,593
Industrials (0.2%):
DCC PLC ............................................................ 136,188 8,725
37,719
Isle of Man (0.4%):
Consumer Discretionary (0.4%):
Playtech PLC(a) ........................................................ 1,591,340 14,236
Italy (4.5%):
Consumer Discretionary (0.7%):
Brunello Cucinelli SpA ................................................... 111,122 12,137
De' Longhi SpA ........................................................ 350,209 10,962
23,099
Financials (1.4%):
Azimut Holding SpA .................................................... 556,610 13,869
Banca Monte dei Paschi di Siena SpA ........................................ 2,537,095 17,982
BPER Banca SpA ....................................................... 2,535,424 16,168
48,019
Health Care (0.3%):
DiaSorin SpA ......................................................... 109,943 11,338
Industrials (0.6%):
Iveco Group NV ....................................................... 711,797 6,888
Leonardo SpA ......................................................... 537,761 14,466
21,354
Information Technology (0.5%):
Reply SpA ............................................................ 103,804 16,499
Materials (0.7%):
Buzzi SpA ............................................................ 643,394 23,747
Utilities (0.3%):
Iren SpA ............................................................. 5,365,741 10,693
154,749
Japan (23.4%):
Consumer Discretionary (4.7%):
ABC-Mart, Inc. ........................................................ 708,200 14,289
Adastria Co. Ltd. ....................................................... 492,000 10,778
NHK Spring Co. Ltd. .................................................... 1,520,600 19,030
Resorttrust, Inc. ........................................................ 690,000 13,720
Round One Corp. ....................................................... 2,866,400 23,640
Sankyo Co. Ltd. ........................................................ 1,651,600 22,238
Sumitomo Forestry Co. Ltd.(b) ............................................. 414,900 13,814
Takashimaya Co. Ltd. .................................................... 1,670,600 13,286
Toyo Tire Corp.(b) ...................................................... 956,500 14,713
Toyoda Gosei Co. Ltd. ................................................... 843,300 14,727
160,235
Consumer Staples (1.4%):
Morinaga Milk Industry Co. Ltd. ............................................ 602,100 11,201
Nissui Corp. .......................................................... 2,940,000 16,727
Toyo Suisan Kaisha Ltd. .................................................. 300,000 20,346
48,274

Victory Portfolios
Victory Trivalent International Small-Cap Fund

(Unaudited)
Schedule of Portfolio Investments — continued
December 31, 2024
See notes to financial statements.
Security Description Shares
Value
(000)
Financials (2.3%):
Credit Saison Co. Ltd. ................................................... 1,110,400 $ 25,859
Fuyo General Lease Co. Ltd. ............................................... 142,700 10,543
Mebuki Financial Group, Inc. .............................................. 5,517,700 22,356
Yamaguchi Financial Group, Inc. ............................................ 1,902,600 19,691
78,449
Health Care (1.8%):
Jeol Ltd. ............................................................. 443,600 15,498
Santen Pharmaceutical Co. Ltd. ............................................. 1,698,000 17,388
Sawai Group Holdings Co. Ltd. ............................................. 1,018,800 13,895
Tsumura & Co. ........................................................ 484,100 14,403
61,184
Industrials (6.2%):
Ebara Corp. ........................................................... 997,700 15,309
Fujikura Ltd. .......................................................... 879,700 35,918
GS Yuasa Corp. ........................................................ 528,300 8,778
INFRONEER Holdings, Inc. ............................................... 1,576,400 12,182
Kanadevia Corp. ....................................................... 1,521,200 9,421
Kinden Corp. .......................................................... 537,000 10,274
Kyushu Railway Co. .................................................... 580,100 14,145
Miura Co. Ltd. ......................................................... 451,500 11,230
Nitto Boseki Co. Ltd. .................................................... 287,000 11,444
Park24 Co. Ltd. ........................................................ 1,174,600 16,374
Sanwa Holdings Corp. ................................................... 1,221,200 33,734
Senko Group Holdings Co. Ltd. ............................................. 1,188,900 11,228
Takeuchi Manufacturing Co. Ltd.(b) ......................................... 364,800 11,432
TechnoPro Holdings, Inc. ................................................. 559,100 10,455
211,924
Information Technology (2.5%):
Citizen Watch Co. Ltd. ................................................... 1,850,300 10,872
Dexerials Corp. ........................................................ 765,500 11,752
Horiba Ltd. ........................................................... 166,700 9,571
NET One Systems Co. Ltd. ................................................ 491,900 13,946
Nippon Electric Glass Co. Ltd.(b) ........................................... 420,700 8,909
Socionext, Inc. ......................................................... 443,600 6,931
Tokyo Seimitsu Co. Ltd. .................................................. 276,500 12,580
Ulvac, Inc. ............................................................ 221,700 8,505
83,066
Materials (2.6%):
Daicel Corp. .......................................................... 1,906,300 16,850
Daido Steel Co. Ltd. ..................................................... 1,337,200 10,039
Kaneka Corp. .......................................................... 363,100 8,614
Mitsubishi Gas Chemical Co., Inc. ........................................... 861,600 15,284
Mitsui Mining & Smelting Co. Ltd. .......................................... 424,700 12,457
Rengo Co. Ltd. ........................................................ 2,496,100 13,835
Sumitomo Bakelite Co. Ltd. ............................................... 467,400 11,311
88,390
Real Estate (1.6%):
Invincible Investment Corp.(b) ............................................. 33,551 14,062
KDX Realty Investment Corp. .............................................. 6,945 6,594
Nippon Accommodations Fund, Inc.(b) ....................................... 2,146 8,011
Tokyo Tatemono Co. Ltd.(b) ............................................... 940,700 15,527
Tokyu Fudosan Holdings Corp. ............................................. 1,862,700 11,370
55,564
Utilities (0.3%):
Tohoku Electric Power Co., Inc. ............................................ 1,413,700 10,611
797,697

Victory Portfolios
Victory Trivalent International Small-Cap Fund

(Unaudited)
Schedule of Portfolio Investments — continued
December 31, 2024
See notes to financial statements.
Security Description Shares
Value
(000)
Luxembourg (0.4%):
Communication Services (0.4%):
Millicom International Cellular SA .......................................... 539,628 $ 13,254
Netherlands (2.3%):
Financials (1.2%):
ASR Nederland NV ..................................................... 377,902 17,971
Euronext NV(e) ........................................................ 202,096 22,669
40,640
Industrials (0.5%):
Fugro NV ............................................................ 1,039,116 18,003
Information Technology (0.6%):
BE Semiconductor Industries NV ........................................... 141,794 19,433
78,076
Norway (0.2%):
Industrials (0.2%):
Wallenius Wilhelmsen ASA ............................................... 912,683 7,524
Singapore (1.3%):
Industrials (0.3%):
SATS Ltd. ............................................................ 3,649,000 9,729
Real Estate (0.4%):
Keppel DC REIT ....................................................... 9,345,000 14,902
Utilities (0.6%):
Sembcorp Industries Ltd. ................................................. 5,069,800 20,515
45,146
South Africa (0.5%):
Financials (0.5%):
Investec PLC .......................................................... 2,358,485 16,030
South Korea (4.0%):
Communication Services (0.3%):
SOOP Co. Ltd. ......................................................... 168,482 10,330
Consumer Staples (0.2%):
Kolmar Korea Co. Ltd.(a) ................................................. 216,030 8,000
Health Care (1.3%):
Classys, Inc. .......................................................... 522,658 16,780
Hugel, Inc.(a) ......................................................... 57,261 10,813
PharmaResearch Co. Ltd. ................................................. 92,864 16,400
43,993
Industrials (1.2%):
HD Hyundai Electric Co. Ltd. .............................................. 49,523 12,736
Hyosung Heavy Industries Corp. ............................................ 32,350 8,586
LIG Nex1 Co. Ltd. ...................................................... 76,230 11,401
Samsung E&A Co. Ltd.(a) ................................................ 633,052 7,058
39,781
Information Technology (0.5%):
Isu Petasys Co. Ltd.(a) ................................................... 372,558 6,749
LEENO Industrial, Inc. ................................................... 71,750 9,166
15,915
Materials (0.5%):
LOTTE Fine Chemical Co. Ltd.(a) .......................................... 236,566 6,295

Victory Portfolios
Victory Trivalent International Small-Cap Fund

(Unaudited)
Schedule of Portfolio Investments — continued
December 31, 2024
See notes to financial statements.
Security Description Shares
Value
(000)
Poongsan Corp.(a) ...................................................... 382,373 $ 12,915
19,210
137,229
Spain (2.7%):
Financials (1.3%):
Bankinter SA .......................................................... 3,339,418 26,426
Mapfre SA ............................................................ 6,250,986 15,845
42,271
Industrials (0.4%):
Logista Integral SA ..................................................... 495,117 14,980
Information Technology (0.4%):
Indra Sistemas SA ...................................................... 831,570 14,689
Real Estate (0.6%):
Merlin Properties Socimi SA ............................................... 1,980,229 20,868
92,808
Sweden (1.9%):
Financials (0.5%):
Avanza Bank Holding AB ................................................. 592,836 14,606
Industrials (0.9%):
Loomis AB ........................................................... 329,450 10,011
NCC AB, Class B ....................................................... 778,154 11,428
Storskogen Group AB, Class B ............................................. 9,750,081 10,157
31,596
Real Estate (0.5%):
Wihlborgs Fastigheter AB ................................................. 1,785,221 16,980
63,182
Switzerland (6.9%):
Consumer Staples (0.7%):
Coca-Cola HBC AG ..................................................... 708,337 24,194
Financials (1.0%):
Swissquote Group Holding SA, Registered Shares ............................... 90,424 34,731
Health Care (1.2%):
Galenica AG(e) ........................................................ 241,468 19,795
Siegfried Holding AG, Registered Shares ...................................... 20,002 21,766
41,561
Industrials (2.1%):
Accelleron Industries AG ................................................. 357,527 18,446
DKSH Holding AG ..................................................... 137,696 10,230
Flughafen Zurich AG, Registered Shares ...................................... 64,258 15,432
Sulzer AG, Registered Shares .............................................. 177,868 25,740
69,848
Information Technology (0.3%):
Logitech International SA, Class R .......................................... 111,978 9,247
Materials (0.5%):
Clariant AG, Registered Shares(b) ........................................... 1,625,731 18,152
Real Estate (0.8%):
PSP Swiss Property AG, Registered Shares ..................................... 187,262 26,660

Victory Portfolios
Victory Trivalent International Small-Cap Fund

(Unaudited)
Schedule of Portfolio Investments — continued
December 31, 2024
See notes to financial statements.
Security Description Shares
Value
(000)
Utilities (0.3%):
BKW AG ............................................................ 61,349 $ 10,168
234,561
United Kingdom (12.7%):
Communication Services (0.6%):
4imprint Group PLC ..................................................... 191,905 11,625
Rightmove PLC ........................................................ 1,305,114 10,444
22,069
Consumer Discretionary (2.1%):
Bellway PLC .......................................................... 364,376 11,329
Birkenstock Holding PLC(a) ............................................... 204,304 11,576
Deliveroo PLC(a)(e) ..................................................... 6,146,113 10,910
Inchcape PLC ......................................................... 1,135,161 10,916
Taylor Wimpey PLC ..................................................... 7,088,341 10,787
Trainline PLC(a)(e) ..................................................... 2,782,301 14,922
70,440
Consumer Staples (1.2%):
Cranswick PLC ........................................................ 164,914 10,041
Marks & Spencer Group PLC .............................................. 4,546,923 21,291
Nomad Foods Ltd. ...................................................... 506,540 8,500
39,832
Energy (0.4%):
Harbour Energy PLC .................................................... 3,959,068 12,654
Financials (2.3%):
Beazley PLC .......................................................... 2,589,295 26,429
Intermediate Capital Group PLC ............................................ 661,163 17,038
Man Group PLC ....................................................... 3,938,405 10,508
OSB Group PLC ....................................................... 2,249,042 11,392
St James's Place PLC .................................................... 1,271,567 13,765
79,132
Health Care (0.9%):
ConvaTec Group PLC(e) ................................................. 4,307,358 11,904
Hikma Pharmaceuticals PLC ............................................... 765,886 19,092
30,996
Industrials (2.6%):
Babcock International Group PLC ........................................... 1,615,092 10,101
Balfour Beatty PLC ..................................................... 3,240,918 18,426
easyJet PLC ........................................................... 1,691,137 11,820
IMI PLC ............................................................. 567,886 12,896
JET2 PLC ............................................................ 708,493 14,007
QinetiQ Group PLC ..................................................... 1,964,926 10,183
The Weir Group PLC .................................................... 399,879 10,891
88,324
Information Technology (0.7%):
Computacenter PLC ..................................................... 580,897 15,393
Spectris PLC .......................................................... 247,499 7,732
23,125
Materials (0.3%):
Endeavour Mining PLC .................................................. 656,473 11,898
Real Estate (1.2%):
LondonMetric Property PLC(a) ............................................. 6,015,919 13,567
The British Land Co. PLC ................................................ 3,144,363 14,172
Tritax Big Box REIT PLC ................................................. 8,455,069 14,059
41,798

Victory Portfolios
Victory Trivalent International Small-Cap Fund

(Unaudited)
Schedule of Portfolio Investments — continued
December 31, 2024
See notes to financial statements.
Security Description Shares
Value
(000)
Utilities (0.4%):
Drax Group PLC ....................................................... 1,645,818 $ 13,329
433,597
Total Common Stocks (Cost $2,811,160) 3,330,197
Exchange-Traded Funds (1.0%)
United States (1.0%):
Vanguard FTSE Developed Markets ETF ...................................... 695,891 33,278
Total Exchange-Traded Funds (Cost $34,612) 33,278
Collateral for Securities Loaned (1.1%)^
United States (1.1%):
Goldman Sachs Financial Square Government Fund, Institutional Shares, 4.41%(f) ........ 9,365,112 9,365
HSBC U.S. Government Money Market Fund, Institutional Shares, 4.38%(f) ............ 9,348,982 9,349
Invesco Government & Agency Portfolio, Institutional Shares, 4.40%(f) ................ 9,348,982 9,349
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares, 4.41%(f) . 9,354,358 9,354
Total Collateral for Securities Loaned (Cost $37,417) 37,417
Total Investments (Cost $2,883,189) — 99.8% 3,400,892
Other assets in excess of liabilities — 0.2% 7,363
NET ASSETS - 100.00% $ 3,408,255
^ Purchased with cash collateral from securities on loan.
(a) Non-income producing security.
(b) All or a portion of this security is on loan.
(c) Amount represents less than 0.05% of net assets.
(d) Rounds to less than $1 thousand.
(e) Rule 144A security or other security that is restricted as to resale to institutional investors. As of December 31, 2024, the fair value of these securities was
$154,919 (thousands) and amounted to 4.5% of net assets.
(f) Rate disclosed is the daily yield on December 31, 2024.
ADR
—
American Depositary Receipt
ETF
—
Exchange-Traded Fund
PLC
—
Public Limited Company
REIT
—
Real Estate Investment Trust

Schedule of Portfolio Investments
December 31, 2024
Victory Portfolios
Victory Core Bond Fund
51
(Unaudited)
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Asset-Backed Securities (9.1%)
ABS Auto (5.8%):
CarMax Auto Owner Trust , Series 2024-2 , Class B , 5 .69% , 11/15/29 , Callable 11/15/27 @ 100 $ 50 $ 51
Chase Auto Owner Trust ..................................................
Series 2024-1A , Class A4 , 5 .05% , 10/25/29 , Callable 12/25/27 @ 100 (a) ........... 100 101
Series 2024-2A , Class B , 5 .55% , 1/25/30 , Callable 12/25/27 @ 100 (a) ............. 50 51
Series 2024-3A , Class A4 , 5 .08% , 12/25/29 , Callable 12/25/27 @ 100 (a) ........... 50 51
Series 2024-4A , Class B , 5 .23% , 4/25/30 , Callable 12/25/27 @ 100 (a) ............. 50 50
Chesapeake Funding II LLC , Series 2024-1A , Class A1 , 5 .52% , 5/15/36 , Callable 8/15/27 @
100 (a) ........................................................... 37 38
Ent Auto Receivables Trust , Series 2023-1A , Class A4 , 6 .26% , 11/15/29 , Callable 6/15/28 @
100 (a) ........................................................... 50 51
Enterprise Fleet Financing LLC .............................................
Series 2023-3 , Class A3 , 6 .41% , 6/20/30 , Callable 7/20/27 @ 100 (a) .............. 50 52
Series 2024-2 , Class A4 , 5 .69% , 12/20/30 , Callable 1/20/28 @ 100 (a) ............. 34 35
First Investors Auto Owner Trust , Series 2021-1A , Class E , 3 .35% , 4/15/27 , Callable 5/15/25
@ 100 (a) ......................................................... 50 50
Ford Credit Auto Owner Trust , Series 2020-1 , Class C , 2 .54% , 8/15/31 , Callable 2/15/25 @
100 (a) ........................................................... 100 100
Foursight Capital Automobile Receivables Trust .................................
Series 2021-2 , Class E , 3 .35% , 10/15/27 , Callable 3/15/25 @ 100 (a) .............. 175 174
Series 2023-1 , Class A3 , 5 .39% , 12/15/27 , Callable 8/15/26 @ 100 (a) ............. 162 162
LAD Auto Receivables Trust , Series 2023-4A , Class B , 6 .39% , 10/16/28 , Callable 12/15/27 @
100 (a) ........................................................... 50 51
PenFed Auto Receivables Owner Trust , Series 2024-A , Class A4 , 4 .75% , 3/15/30 , Callable
7/15/28 @ 100 (a) ................................................... 50 50
Santander Drive Auto Receivables Trust .......................................
Series 2022-2 , Class B , 3 .44% , 9/15/27 , Callable 5/15/26 @ 100 ................. 126 125
Series 2023-1 , Class B , 4 .98% , 2/15/28 , Callable 11/15/26 @ 100 ................ 184 184
SBNA Auto Receivables Trust ..............................................
Series 2024-A , Class A4 , 5 .21% , 4/16/29 , Callable 12/15/27 @ 100 (a) ............. 50 50
Series 2024-A , Class B , 5 .29% , 9/17/29 , Callable 12/15/27 @ 100 (a) .............. 50 50
SCCU Auto Receivables Trust , Series 2024-1A , Class B , 5 .33% , 7/15/30 , Callable 4/15/28 @
100 (a) ........................................................... 40 40
SFS Auto Receivables Securitization Trust , Series 2024-1A , Class B , 5 .38% , 1/21/31 , Callable
1/20/28 @ 100 (a) ................................................... 42 43
Tesla Auto Lease Trust ...................................................
Series 2023-A , Class B , 6 .41% , 7/20/27 , Callable 7/20/25 @ 100 (a) ............... 100 101
Series 2023-B , Class A4 , 6 .22% , 3/22/27 , Callable 11/20/25 @ 100 (a) ............. 89 90
Toyota Auto Receivables Owner Trust , Series 2024-D , Class A4 , 4 .43% , 4/15/30 , Callable
5/15/28 @ 100 ..................................................... 50 50
U.S. Bank NA , Series 2023-1 , Class B , 6 .79% , 8/25/32 , Callable 10/25/26 @ 100 (a) ....... 75 76
Westlake Automobile Receivables Trust .......................................
Series 2022-1A , Class C , 3 .11% , 3/15/27 , Callable 1/15/26 @ 100 (a) .............. 141 141
Series 2023-1A , Class B , 5 .41% , 1/18/28 , Callable 11/15/26 @ 100 (a) ............. 250 251
Series 2023-2A , Class B , 6 .14% , 3/15/28 , Callable 1/15/27 @ 100 (a) .............. 200 201
Wheels Fleet Lease Funding 1 LLC , Series 2024-2A , Class B , 4 .84% , 6/21/39 (a) ......... 42 41
2,510
ABS Card (1.4%):
American Express Credit Account Master Trust , Series 2023-4 , Class A , 5 .15% , 9/15/30 .... 100 102
BA Credit Card Trust ....................................................
Series 2023-A2 , Class A2 , 4 .98% , 11/15/28 ................................ 61 62
Series 2024-A1 , Class A , 4 .93% , 5/15/29 .................................. 50 50
Capital One Multi-Asset Execution Trust , Series 2021-A2 , Class A2 , 1 .39% , 7/15/30 ....... 73 65
CARDS II Trust , Series 2024-1A , Class C , 5 .84% , 7/16/29 (a) ....................... 25 25
Chase Issuance Trust , Series 2024-A2 , Class A , 4 .63% , 1/15/31 ...................... 75 75
Citibank Credit Card Issuance Trust , Series 2018-A7 , Class A7 , 3 .96% , 10/13/30 ......... 100 97
Master Credit Card Trust II , Series 2023-4A , Class C , 7 .53% , 10/21/32 (a) .............. 127 131
607

Victory Portfolios
Victory Core Bond Fund

(Unaudited)
Schedule of Portfolio Investments — continued
December 31, 2024
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
ABS Home (0.1%):
Credit Suisse First Boston Mortgage Securities Corp. , Series 2002-HE16 , Class M1 , 5 .77%
( TSFR1M + 143 bps ) , 10/25/32 , Callable 1/25/25 @ 100 (b) ...................... $ 46 $ 49
ABS Other (1.8%):
CCG Receivables Trust , Series 2023-2 , Class B , 6 .21% , 4/14/32 , Callable 11/14/27 @ 100 (a) 50 52
Crossroads Asset Trust , Series 2024-A , Class B , 5 .94% , 8/20/30 , Callable 3/20/28 @ 100 (a) . 42 43
CyrusOne Data Centers Issuer I LLC , Series 2024-2A , Class A2 , 4 .50% , 5/20/49 (a) ....... 46 44
Dell Equipment Finance Trust , Series 2024-1 , Class B , 5 .53% , 3/22/30 , Callable 12/22/26 @
100 (a) ........................................................... 100 101
DLLAD LLC , Series 2024-1A , Class A4 , 5 .38% , 9/22/31 , Callable 3/20/29 @ 100 (a) ...... 48 49
DLLMT LLC , Series 2024-1A , Class A4 , 4 .98% , 4/20/32 , Callable 6/20/28 @ 100 (a) ...... 35 35
HPEFS Equipment Trust , Series 2023-2A , Class C , 6 .48% , 1/21/31 , Callable 12/20/26 @
100 (a) ........................................................... 200 202
John Deere Owner Trust , Series 2024-C , Class A4 , 4 .15% , 8/15/31 , Callable 9/15/28 @ 100 . 33 33
Kubota Credit Owner Trust , Series 2024-2A , Class A4 , 5 .19% , 5/15/30 , Callable 5/15/28 @
100 (a) ........................................................... 32 32
M&T Equipment LEAF Notes , Series 2024-1A , Class A4 , 4 .94% , 8/18/31 , Callable 7/16/28 @
100 (a) ........................................................... 40 40
PEAC Solutions Receivables LLC , Series 2024-1A , Class A3 , 5 .64% , 11/20/30 , Callable
4/20/28 @ 100 (a) ................................................... 50 51
SCF Equipment Leasing LLC , Series 2023-1A , Class B , 6 .37% , 5/20/32 , Callable 11/20/28 @
100 (a) ........................................................... 43 45
VB-S1 Issuer LLC - VBTEL , Series 2024-1A , Class C2 , 5 .59% , 5/15/54 , Callable 5/15/27 @
100 (a) ........................................................... 34 34
Volvo Financial Equipment LLC , Series 2024-1A , Class A4 , 4 .29% , 7/15/31 , Callable 7/15/28
@ 100 (a) ......................................................... 45 44
805
Total Asset-Backed Securities (Cost $3,926)
a
a
a
3,971
Collateralized Mortgage Obligations (7.1%)
Agency CMO Other (0.9%):
Federal Home Loan Mortgage Corporation , Series 4395 , Class PA , 2 .50% , 4/15/37 ........ 98 93
Federal National Mortgage Association .......................................
Series 2005-19 , Class PB , 5 .50% , 3/25/35 ................................. 123 125
Series 2011-21 , Class PA , 4 .50% , 5/25/40 ................................. 110 110
Series 2013-81 , Class KA , 2 .75% , 9/25/42 ................................. 94 90
418
Agency Commercial MBS (0.2%):
Federal Home Loan Mortgage Corporation , Series K146 , Class A2 , 2 .92% , 6/25/32 ........ 50 44
Federal National Mortgage Association , Series 2022-M12 , Class A , 3 .10% , 12/25/28 (c) ..... 50 47
91
Commercial MBS (6.0%):
BANK , Series 2020-BN26 , Class AS , 2 .69% , 3/15/63 , Callable 3/15/30 @ 100 ........... 290 249
CFCRE Commercial Mortgage Trust , Series 2016-C4 , Class A4 , 3 .28% , 5/10/58 , Callable
5/10/26 @ 100 ..................................................... 163 160
Citigroup Commercial Mortgage Trust ........................................
Series 2015-GC33 , Class A4 , 3 .78% , 9/10/58 , Callable 5/10/26 @ 100 ............. 463 458
Series 2016-P4 , Class A4 , 2 .90% , 7/10/49 , Callable 7/10/26 @ 100 ............... 244 236
COMM Mortgage Trust , Series 2024-277P , Class A , 6 .34% , 8/10/44 (a) (d) .............. 40 41
CSAIL Commercial Mortgage Trust , Series 2015-C3 , Class A4 , 3 .72% , 8/15/48 , Callable
8/15/25 @ 100 ..................................................... 100 99
GS Mortgage Securities Trust , Series 2016-GS2 , Class A4 , 3 .05% , 5/10/49 , Callable 5/10/26 @
100 ............................................................. 162 158
J.P. Morgan Chase Commercial Mortgage Securities Trust , Series 2016-JP2 , Class A4 , 2 .82% ,
8/15/49 , Callable 7/15/26 @ 100 ........................................ 376 364
JPMBB Commercial Mortgage Securities Trust .................................
Series 2015-C28 , Class A4 , 3 .23% , 10/15/48 , Callable 4/15/25 @ 100 ............. 401 399
Series 2015-C31 , Class A3 , 3 .80% , 8/15/48 , Callable 8/15/25 @ 100 .............. 135 134

Victory Portfolios
Victory Core Bond Fund

(Unaudited)
Schedule of Portfolio Investments — continued
December 31, 2024
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Series 2016-C1 , Class A5 , 3 .58% , 3/17/49 , Callable 2/15/26 @ 100 ............... $ 100 $ 99
Wells Fargo Commercial Mortgage Trust , Series 2016-NXS6 , Class A4 , 2 .92% , 11/15/49 ,
Callable 10/15/26 @ 100 ............................................. 200 193
2,590
Total Collateralized Mortgage Obligations (Cost $3,205)
a
a
a
3,099
Corporate Bonds (23.3%)
Communication Services (1.7%):
AT&T, Inc. , 5 .15% , 11/15/46 , Callable 5/15/46 @ 100 ............................ 100 92
Comcast Corp. , 3 .45% , 2/1/50 , Callable 8/1/49 @ 100 ............................ 250 171
T-Mobile US, Inc. , 3 .88% , 4/15/30 , Callable 1/15/30 @ 100 ........................ 250 236
Verizon Communications, Inc. , 3 .55% , 3/22/51 , Callable 9/22/50 @ 100 ................ 200 141
Warnermedia Holdings, Inc. , 4 .05% , 3/15/29 , Callable 1/15/29 @ 100 ................. 100 93
733
Consumer Discretionary (1.1%):
D.R. Horton, Inc. , 5 .00% , 10/15/34 , Callable 7/15/34 @ 100 ........................ 75 72
Genuine Parts Co.
4 .95% , 8/15/29 , Callable 7/15/29 @ 100 .................................. 50 50
2 .75% , 2/1/32 , Callable 11/1/31 @ 100 ................................... 48 40
NVR, Inc. , 3 .00% , 5/15/30 , Callable 11/15/29 @ 100 ............................. 167 151
O'Reilly Automotive, Inc. , 4 .70% , 6/15/32 , Callable 3/15/32 @ 100 ................... 99 96
Tapestry, Inc. , 5 .50% , 3/11/35 , Callable 12/11/34 @ 100 ........................... 40 39
Volkswagen Group of America Finance LLC , 6 .45% , 11/16/30 , Callable 9/16/30 @ 100 (a) .. 40 41
489
Consumer Staples (2.1%):
Altria Group, Inc. , 4 .40% , 2/14/26 , Callable 12/14/25 @ 100 ........................ 105 105
BAT Capital Corp. , 5 .28% , 4/2/50 , Callable 10/2/49 @ 100 ......................... 100 88
Bimbo Bakeries USA, Inc. , 5 .38% , 1/9/36 , Callable 10/9/35 @ 100 (a) ................. 100 96
Coca-Cola Consolidated, Inc. , 5 .45% , 6/1/34 , Callable 3/1/34 @ 100 .................. 50 50
Keurig Dr. Pepper, Inc. , 4 .50% , 4/15/52 , Callable 10/15/51 @ 100 .................... 100 82
Sodexo, Inc. , 2 .72% , 4/16/31 , Callable 1/16/31 @ 100 (a) .......................... 200 171
The Campbell's Company , 5 .20% , 3/21/29 , Callable 2/21/29 @ 100 ................... 57 57
The Estee Lauder Cos., Inc. , 4 .15% , 3/15/47 , Callable 9/15/46 @ 100 ................. 105 83
The J.M. Smucker Co. , 6 .20% , 11/15/33 , Callable 8/15/33 @ 100 .................... 100 106
The Kroger Co. , 5 .00% , 9/15/34 , Callable 6/15/34 @ 100 .......................... 75 73
911
Energy (2.1%):
Eastern Energy Gas Holdings LLC , 5 .65% , 10/15/54 , Callable 4/15/54 @ 100 ........... 50 47
Energy Transfer LP , 3 .75% , 5/15/30 , Callable 2/15/30 @ 100 ........................ 100 93
Enterprise Products Operating LLC , 4 .95% , 2/15/35 , Callable 11/15/34 @ 100 ........... 50 48
Evergy Missouri West, Inc. , 5 .65% , 6/1/34 , Callable 3/1/34 @ 100 (a) .................. 50 50
MPLX LP , 4 .00% , 3/15/28 , Callable 12/15/27 @ 100 ............................. 150 146
Murphy Oil USA, Inc. , 3 .75% , 2/15/31 , Callable 2/15/26 @ 101.88 (a) ................. 201 177
ONEOK, Inc. , 5 .05% , 11/1/34 , Callable 8/1/34 @ 100 ............................. 45 43
Pioneer Natural Resources Co. , 1 .90% , 8/15/30 , Callable 5/15/30 @ 100 ............... 251 214
Western Midstream Operating LP , 4 .05% , 2/1/30 , Callable 11/1/29 @ 100 .............. 88 83
901
Financials (5.3%):
American Express Co. , 5 .28% ( SOFR + 142 bps ) , 7/26/35 , Callable 7/26/34 @ 100 (b) ....... 50 49
Bank of America Corp. , 2 .57% ( SOFR + 121 bps ) , 10/20/32 , Callable 10/20/31 @ 100 (b) .... 200 168
Capital One Financial Corp. , 2 .36% ( SOFR + 134 bps ) , 7/29/32 , Callable 7/29/31 @ 100 (b) ... 45 36
Citizens Financial Group, Inc. , 2 .50% , 2/6/30 , Callable 11/6/29 @ 100 ................. 75 66
CNO Global Funding , 4 .95% , 9/9/29 (a) ....................................... 29 29
Fiserv, Inc. , 5 .60% , 3/2/33 , Callable 12/2/32 @ 100 .............................. 100 101
JPMorgan Chase & Co. , 5 .72% ( SOFR + 258 bps ) , 9/14/33 , Callable 9/14/32 @ 100 (b) ...... 204 208
KeyCorp , 4 .79% ( SOFRINDX + 206 bps ) , 6/1/33 , MTN , Callable 6/1/32 @ 100 (b) ......... 150 142
MassMutual Global Funding II , 4 .35% , 9/17/31 (a) ............................... 45 43
Morgan Stanley , 2 .51% ( SOFR + 120 bps ) , 10/20/32 , MTN , Callable 10/20/31 @ 100 (b) ..... 150 126

Victory Portfolios
Victory Core Bond Fund

(Unaudited)
Schedule of Portfolio Investments — continued
December 31, 2024
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
New York Life Global Funding , 5 .00% , 1/9/34 (a) ................................ $ 100 $ 99
Old Republic International Corp. , 3 .85% , 6/11/51 , Callable 12/11/50 @ 100 ............. 104 73
PPL Capital Funding, Inc. , 5 .25% , 9/1/34 , Callable 6/1/34 @ 100 ..................... 16 16
Regions Financial Corp. , 1 .80% , 8/12/28 , Callable 6/12/28 @ 100 .................... 100 89
RGA Global Funding , 5 .50% , 1/11/31 (a) ...................................... 100 101
Santander Holdings USA, Inc. , 5 .35% ( SOFR + 194 bps ) , 9/6/30 , Callable 9/6/29 @ 100 (b) ... 50 49
Simon Property Group LP , 5 .85% , 3/8/53 , Callable 9/8/52 @ 100 ..................... 60 60
Swepco Storm Recovery Funding LLC , 4 .88% , 9/1/39 ............................ 74 72
The Bank of New York Mellon Corp. , 4 .70% ( H15T5Y + 436 bps ) , Callable 9/20/25 @
100 (b) (e) ......................................................... 150 149
The Huntington National Bank , 5 .65% , 1/10/30 , Callable 11/10/29 @ 100 .............. 250 254
The PNC Financial Services Group, Inc.
4 .63% ( SOFRINDX + 185 bps ) , 6/6/33 , Callable 6/6/32 @ 100 (b) ................. 55 52
5 .68% ( SOFR + 190 bps ) , 1/22/35 , Callable 1/22/34 @ 100 (b) .................... 56 57
Truist Financial Corp.
4 .95% ( H15T5Y + 461 bps ) , Callable 9/1/25 @ 100 (b) (e) ....................... 50 50
5 .87% ( SOFR + 236 bps ) , 6/8/34 , Callable 6/8/33 @ 100 , MTN (b) ................. 100 102
U.S. Bancorp , 5 .78% ( SOFR + 202 bps ) , 6/12/29 , Callable 6/12/28 @ 100 (b) ............. 50 51
UL Solutions, Inc. , 6 .50% , 10/20/28 , Callable 9/20/28 @ 100 (a) ..................... 50 52
2,294
Health Care (2.6%):
AbbVie, Inc. , 4 .45% , 5/14/46 , Callable 11/14/45 @ 100 ........................... 142 121
Amgen, Inc. , 5 .15% , 3/2/28 , Callable 2/2/28 @ 100 .............................. 140 141
Baxter International, Inc. , 3 .50% , 8/15/46 , Callable 2/15/46 @ 100 ................... 109 75
Bristol-Myers Squibb Co. , 5 .90% , 11/15/33 , Callable 8/15/33 @ 100 .................. 150 157
Centene Corp. , 4 .25% , 12/15/27 , Callable 1/23/25 @ 100.71 ........................ 68 66
Elevance Health, Inc. , 2 .38% , 1/15/25 ........................................ 148 148
HCA, Inc. , 4 .13% , 6/15/29 , Callable 3/15/29 @ 100 .............................. 193 184
Health Care Service Corp. A Mutual Legal Reserve Co. , 5 .45% , 6/15/34 , Callable 3/15/34 @
100 (a) ........................................................... 50 50
Laboratory Corp. of America Holdings , 4 .55% , 4/1/32 , Callable 2/1/32 @ 100 ........... 50 48
Universal Health Services, Inc. , 2 .65% , 10/15/30 , Callable 7/15/30 @ 100 (a) ............ 102 88
Zimmer Biomet Holdings, Inc. , 5 .20% , 9/15/34 , Callable 6/15/34 @ 100 ............... 50 49
1,127
Industrials (3.0%):
Acuity Brands Lighting, Inc. , 2 .15% , 12/15/30 , Callable 9/15/30 @ 100 ................ 50 42
Ashtead Capital, Inc. , 4 .25% , 11/1/29 , Callable 1/18/25 @ 102.13 (a) .................. 100 95
Concentrix Corp. , 6 .85% , 8/2/33 , Callable 5/2/33 @ 100 (f) ......................... 28 28
CSX Corp. , 3 .35% , 9/15/49 , Callable 3/15/49 @ 100 ............................. 92 64
Cummins, Inc. , 4 .90% , 2/20/29 , Callable 1/20/29 @ 100 ........................... 100 101
GXO Logistics, Inc. , 6 .50% , 5/6/34 , Callable 2/6/34 @ 100 ......................... 33 34
Honeywell International, Inc. , 2 .80% , 6/1/50 , Callable 12/1/49 @ 100 ................. 82 52
Norfolk Southern Corp.
2 .30% , 5/15/31 , Callable 2/15/31 @ 100 .................................. 100 85
2 .90% , 8/25/51 , Callable 2/25/51 @ 100 .................................. 125 77
Northrop Grumman Corp. , 5 .25% , 5/1/50 , Callable 11/1/49 @ 100 .................... 116 109
Northwestern Mutual Global Funding , 4 .71% , 1/10/29 (a) .......................... 250 248
Otis Worldwide Corp. , 3 .11% , 2/15/40 , Callable 8/15/39 @ 100 ...................... 50 37
Snap-on, Inc. , 4 .10% , 3/1/48 , Callable 9/1/47 @ 100 .............................. 115 92
The Boeing Co. , 5 .81% , 5/1/50 , Callable 11/1/49 @ 100 ........................... 100 93
United Airlines Pass Through Trust , 5 .45% , 2/15/37 .............................. 50 50
Verisk Analytics, Inc. , 5 .25% , 6/5/34 , Callable 3/5/34 @ 100 ........................ 50 49
Waste Management, Inc. , 5 .35% , 10/15/54 , Callable 4/15/54 @ 100 ................... 40 38
1,294
Information Technology (1.1%):
Broadcom, Inc. , 5 .00% , 4/15/30 , Callable 1/15/30 @ 100 .......................... 100 100
Hewlett Packard Enterprise Co. , 5 .00% , 10/15/34 , Callable 7/15/34 @ 100 .............. 45 43
Keysight Technologies, Inc. , 4 .95% , 10/15/34 , Callable 7/15/34 @ 100 ................ 39 38
Oracle Corp.
2 .95% , 4/1/30 , Callable 1/1/30 @ 100 .................................... 150 135
3 .60% , 4/1/50 , Callable 10/1/49 @ 100 ................................... 100 70

Victory Portfolios
Victory Core Bond Fund

(Unaudited)
Schedule of Portfolio Investments — continued
December 31, 2024
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
TSMC Arizona Corp. , 2 .50% , 10/25/31 , Callable 7/25/31 @ 100 ..................... $ 125 $ 107
493
Materials (1.1%):
Avery Dennison Corp. , 2 .25% , 2/15/32 , Callable 11/15/31 @ 100 .................... 150 123
Huntsman International LLC , 5 .70% , 10/15/34 , Callable 7/15/34 @ 100 ................ 40 38
Martin Marietta Materials, Inc.
2 .40% , 7/15/31 , Callable 4/15/31 @ 100 .................................. 50 42
5 .50% , 12/1/54 , Callable 6/1/54 @ 100 ................................... 41 39
Newmont Corp. , 2 .60% , 7/15/32 , Callable 4/15/32 @ 100 (f) ........................ 104 88
Packaging Corp. of America , 3 .05% , 10/1/51 , Callable 4/1/51 @ 100 .................. 50 32
Solvay Finance America LLC , 5 .85% , 6/4/34 , Callable 3/4/34 @ 100 (a) ................ 50 51
Sonoco Products Co. , 5 .00% , 9/1/34 , Callable 6/1/34 @ 100 ........................ 45 43
Vulcan Materials Co. , 5 .35% , 12/1/34 , Callable 9/1/34 @ 100 ....................... 40 40
496
Real Estate (0.7%):
AvalonBay Communities, Inc. , 5 .35% , 6/1/34 , Callable 3/1/34 @ 100 ................. 55 55
DOC DR. LLC , 2 .63% , 11/1/31 , Callable 8/1/31 @ 100 ........................... 128 109
GLP Capital LP/GLP Financing II, Inc. , 5 .63% , 9/15/34 , Callable 6/15/34 @ 100 ......... 50 49
Sabra Health Care LP , 5 .13% , 8/15/26 , Callable 5/15/26 @ 100 ...................... 45 45
SBA Tower Trust , 4 .83% , 10/15/29 , Callable 10/15/27 @ 100 (a) ..................... 45 44
302
Utilities (2.5%):
AEP Texas, Inc. , 5 .70% , 5/15/34 , Callable 2/15/34 @ 100 .......................... 45 45
Ameren Illinois Co. , 1 .55% , 11/15/30 , Callable 8/15/30 @ 100 ...................... 100 83
Arizona Public Service Co. , 5 .70% , 8/15/34 , Callable 5/15/34 @ 100 .................. 50 51
Black Hills Corp. , 6 .00% , 1/15/35 , Callable 10/15/34 @ 100 ........................ 50 52
Commonwealth Edison Co. , 5 .30% , 6/1/34 , Callable 3/1/34 @ 100 ................... 45 45
Consolidated Edison Co. of New York, Inc. , 6 .30% , 8/15/37 ........................ 125 133
Duke Energy Corp. , 4 .50% , 8/15/32 , Callable 5/15/32 @ 100 ....................... 100 95
Entergy Arkansas LLC , 5 .45% , 6/1/34 , Callable 3/1/34 @ 100 ....................... 55 56
Entergy Louisiana LLC , 5 .15% , 9/15/34 , Callable 6/15/34 @ 100 .................... 50 49
Niagara Mohawk Power Corp. , 5 .29% , 1/17/34 , Callable 10/17/33 @ 100 (a) ............. 50 49
Northern States Power Co. , 5 .65% , 6/15/54 , Callable 12/15/53 @ 100 ................. 45 45
Oglethorpe Power Corp.
4 .20% , 12/1/42 .................................................... 50 39
5 .80% , 6/1/54 , Callable 12/1/53 @ 100 (a) ................................. 10 10
Public Service Electric & Gas Co. , 3 .95% , 5/1/42 , MTN , Callable 11/1/41 @ 100 ......... 159 129
The Southern Co. , 5 .70% , 3/15/34 , Callable 9/15/33 @ 100 ......................... 100 102
Wisconsin Public Service Corp. , 2 .85% , 12/1/51 , Callable 6/1/51 @ 100 ............... 174 107
1,090
Total Corporate Bonds (Cost $10,872)
a
a
a
10,130
Yankee Dollars (4.4%)
Consumer Staples (0.1%):
JBS USA Holding LUX SARL/JBS USA Food Co./JBS LUX Co. SARL , 6 .75% , 3/15/34 ,
Callable 12/15/33 @ 100 (a) ........................................... 50 53
Energy (0.3%):
Canadian Natural Resources Ltd. , 5 .40% , 12/15/34 , Callable 9/15/34 @ 100 (a) ........... 50 49
Enbridge, Inc. , 5 .63% , 4/5/34 , Callable 1/5/34 @ 100 ............................. 50 50
Smurfit Westrock Financing DAC , 5 .42% , 1/15/35 , Callable 10/15/34 @ 100 (a) .......... 35 35
134
Financials (2.4%):
AerCap Ireland Capital DAC/AerCap Global Aviation Trust , 6 .50% , 7/15/25 , Callable 6/15/25
@ 100 ........................................................... 150 151
Amcor Group Finance PLC , 5 .45% , 5/23/29 , Callable 4/23/29 @ 100 .................. 50 50
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand , 5 .62% ,
12/10/29 , Callable 11/10/29 @ 100 (a) .................................... 21 21

Victory Portfolios
Victory Core Bond Fund

(Unaudited)
Schedule of Portfolio Investments — continued
December 31, 2024
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Barclays PLC , 2 .28% ( H15T1Y + 105 bps ) , 11/24/27 , Callable 11/24/26 @ 100 (b) ......... $ 100 $ 95
BPCE SA , 6 .51% ( SOFR + 279 bps ) , 1/18/35 , Callable 1/18/34 @ 100 (a) (b) .............. 100 101
Canadian Imperial Bank of Commerce , 6 .09% , 10/3/33 , Callable 7/3/33 @ 100 ........... 50 52
Credit Agricole SA , 6 .25% ( SOFR + 267 bps ) , 1/10/35 , Callable 1/10/34 @ 100 (a) (b) ....... 150 151
Deutsche Bank AG , 3 .74% ( SOFR + 226 bps ) , 1/7/33 , Callable 10/7/31 @ 100 (b) .......... 100 85
HSBC Holdings PLC , 2 .87% ( SOFR + 141 bps ) , 11/22/32 , Callable 11/22/31 @ 100 (b) ...... 140 118
Mizuho Financial Group, Inc. , 2 .56% , 9/13/31 .................................. 200 167
The Bank of Nova Scotia , 4 .90% ( H15T5Y + 455 bps ) , Callable 6/4/25 @ 100 (b) (e) ........ 48 48
1,039
Health Care (0.2%):
Smith & Nephew PLC , 5 .40% , 3/20/34 , Callable 12/20/33 @ 100 .................... 64 63
Takeda Pharmaceutical Co. Ltd. , 5 .65% , 7/5/54 , Callable 1/5/54 @ 100 ................ 35 34
97
Industrials (1.1%):
Canadian National Railway Co. , 3 .20% , 8/2/46 , Callable 2/2/46 @ 100 ................ 85 60
Canadian Pacific Railway Co. , 3 .10% , 12/2/51 , Callable 6/2/51 @ 100 ................. 92 60
Ferguson Finance PLC , 4 .65% , 4/20/32 , Callable 1/20/32 @ 100 (a) ................... 200 191
LG Energy Solution Ltd. , 5 .50% , 7/2/34 (a) ..................................... 40 38
Pentair Finance Sarl , 5 .90% , 7/15/32 , Callable 4/15/32 @ 100 ....................... 50 51
Trane Technologies Financing Ltd. , 5 .25% , 3/3/33 , Callable 12/3/32 @ 100 ............. 50 50
450
Materials (0.2%):
Rio Tinto Finance USA Ltd. , 5 .20% , 11/2/40 ................................... 75 72
Utilities (0.1%):
Iberdrola International BV , 6 .75% , 9/15/33 ..................................... 50 54
Total Yankee Dollars (Cost $1,972)
a
a
a
1,899
Municipal Bonds (0.3%)
Louisiana (0.3%):
Louisiana Local Government Environmental Facilities & Community Development Authority
Revenue
Series A , 4 .28% , 2/1/36 .............................................. 50 47
Series A , 4 .48% , 8/1/39 .............................................. 75 70
117
Total Municipal Bonds (Cost $121)
a
a
a
117
U.S. Government Agency Mortgages (14.6%)
Farm Credit Bank of Texas
Series 4 , 5 .70% ( H15T5Y + 542 bps ) (a) (b) (e) ................................ 50 49
Federal Farm Credit Banks Funding Corporation
2 .20% , 9/2/36 ..................................................... 100 73
5 .60% , 8/5/39 ..................................................... 32 31
6 .19% , 6/17/44 .................................................... 45 44
148
Federal Home Loan Banks
5 .65% , 7/30/31 .................................................... 50 50
Federal Home Loan Mortgage Corporation
5 .50% , 10/1/38 - 11/1/54 .............................................. 246 247
2 .00% , 3/1/51 ..................................................... 469 369
3 .50% , 3/1/52 ..................................................... 1,612 1,426
4 .50% , 6/1/52 ..................................................... 1,445 1,361
3,403
Federal National Mortgage Association
6 .00% , 2/1/37 - 3/1/54 ............................................... 140 142
4 .00% , 3/1/47 - 10/1/48 .............................................. 46 43

Victory Portfolios
Victory Core Bond Fund

(Unaudited)
Schedule of Portfolio Investments — continued
December 31, 2024
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
2 .50% , 7/1/51 ..................................................... $ 1,714 $ 1,397
1,582
Government National Mortgage Association
4 .50% , 3/20/53 .................................................... 89 85
5 .50% , 4/20/53 - 8/20/53 ............................................. 346 345
2 .50% , 7/20/53 .................................................... 87 73
5 .00% , 7/20/53 - 4/20/54 ............................................. 444 431
6 .00% , 9/20/53 .................................................... 160 163
1,097
Total U.S. Government Agency Mortgages (Cost $6,917)
a
a
a
6,329
U.S. Treasury Obligations (39.9%)
U.S. Treasury Bonds
2 .00% , 11/15/41 .................................................... 356 239
4 .13% , 8/15/44 .................................................... 1,000 906
4 .63% , 11/15/44 .................................................... 100 97
4 .13% , 8/15/53 .................................................... 300 268
4 .75% , 11/15/53 .................................................... 1,000 991
4 .25% , 2/15/54 .................................................... 250 228
4 .25% , 8/15/54 .................................................... 1,000 915
U.S. Treasury Notes
4 .00% , 2/15/26 .................................................... 600 598
0 .50% , 6/30/27 .................................................... 240 219
3 .75% , 8/15/27 .................................................... 750 741
3 .13% , 8/31/27 .................................................... 440 427
4 .13% , 11/15/27 .................................................... 650 647
4 .00% , 2/29/28 .................................................... 1,361 1,349
4 .00% , 1/31/29 .................................................... 1,000 987
4 .25% , 2/28/29 .................................................... 700 697
4 .13% , 8/31/30 .................................................... 50 49
4 .38% , 11/30/30 .................................................... 1,250 1,246
4 .25% , 2/28/31 .................................................... 1,250 1,236
3 .63% , 9/30/31 .................................................... 100 95
4 .13% , 10/31/31 .................................................... 150 147
1 .88% , 2/15/32 .................................................... 289 243
2 .88% , 5/15/32 .................................................... 268 241
2 .75% , 8/15/32 .................................................... 272 241
4 .50% , 11/15/33 .................................................... 1,750 1,743
4 .00% , 2/15/34 .................................................... 1,900 1,820
3 .88% , 8/15/34 .................................................... 250 237
4 .25% , 11/15/34 .................................................... 750 731
Total U.S. Treasury Obligations (Cost $17,731)
a
a
a
17,338
Shares
Collateral for Securities Loaned (0.3%)^
Goldman Sachs Financial Square Government Fund, Institutional Shares , 4 .41% (g) ........ 29,693 29
HSBC U.S. Government Money Market Fund, Institutional Shares , 4 .38% (g) ............ 29,693 30
Invesco Government & Agency Portfolio, Institutional Shares , 4 .40% (g) ............... 29,693 30
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares , 4 .41% (g) . 29,693 30
Total Collateral for Securities Loaned (Cost $119)
a
a
a
119
Total Investments (Cost $44,863) — 99.0% 43,002
Other assets in excess of liabilities —  1.0% 412
NET ASSETS - 100.00% $ 43,414
^ Purchased with cash collateral from securities on loan.
(a) Rule 144A security or other security that is restricted as to resale to institutional investors. As of December 31, 2024, the fair value of these securities was
$5,252 (thousands) and amounted to 12.1% of net assets.
(b) Variable or Floating-Rate Security. Rate disclosed is as of December 31, 2024.

Victory Portfolios
Victory Core Bond Fund

(Unaudited)
Schedule of Portfolio Investments — continued
December 31, 2024
See notes to financial statements.
(c) The rate for certain asset-backed and mortgage-backed securities may vary based on factors relating to the pool of assets underlying the security. The rate disclosed is the rate in effect at December 31, 2024.
(d) Security is interest only.
(e) Security is perpetual and has no final maturity date but may be subject to calls at various dates in the future.
(f) All or a portion of this security is on loan.
(g) Rate disclosed is the daily yield on December 31, 2024.
ABS
—
Asset-Backed Securities
bps
—
Basis points
CMO
—
Collateralized Mortgage Obligations
H15T1Y
—
1 Year Treasury Constant Maturity Rate, rate disclosed as of December 31, 2024.
H15T5Y
—
5 Year Treasury Constant Maturity Rate, rate disclosed as of December 31, 2024.
LLC
—
Limited Liability Company
LP
—
Limited Partnership
MBS
—
Mortgage-Backed Securities
MTN
—
Medium Term Note
PLC
—
Public Limited Company
SOFR
—
Secured Overnight Financing Rate
SOFRINDX
—
United States SOFR Compounded Index, rate disclosed as of December 31, 2024.
TSFR1M
—
1 month Term SOFR, rate disclosed as of December 31, 2024.

Statements of Assets and Liabilities
December 31, 2024

See notes to financial statements.
Victory Portfolios
(Amounts in Thousands, Except Per Share Amounts)
(Unaudited)
Victory Integrity
Discovery Fund
Victory Integrity
Mid-Cap Value
Fund
Victory Integrity
Small-Cap Value
Fund
Assets:
Investments, at value (Cost $55,915, $265,417 and $1,120,885) $ 66,899 (a) $ 305,964 (b) $ 1,206,789 (c)
Cash 937 1,045 8,922
Receivables:
Dividends, interest, and securities lending income 64 594 2,657
Capital shares issued 13 533 1,266
Investments sold 113 273 735
From Adviser 5 150 4
Prepaid expenses 22 25 34
Total Assets 68,053 308,584 1,220,407
Liabilities:
Payables:
Collateral received on loaned securities 171 7 20,228
Investments purchased 314 — 2,698
Capital shares redeemed 341 248 1,980
Accrued expenses and other payables:
Investment advisory fees 59 202 914
Administration fees 3 15 59
Custodian fees 1 3 11
Transfer agent fees 4 5 —
Sub-Transfer agent fees 14 20 158
Compliance fees — (d) — (d) 1
Trustees' fees 10 — 7
12b-1 fees 4 3 10
Other accrued expenses 14 25 57
Total Liabilities 935 528 26,123
Commitments and contingencies (Note 5 )
Net Assets:
Capital 53,252 267,973 1,092,078
Total accumulated earnings (loss) 13,866 40,083 102,206
Net Assets $ 67,118 $ 308,056 $ 1,194,284
Net Assets:
Class A $ 34,028 $ 25,511 $ 69,966
Class C 580 121 2,479
Class R — — 6,064
Class R6 — 209,924 641,416
Class Y 29,215 68,669 474,359
Member Class 3,295 3,831 —
Total $ 67,118 $ 308,056 $ 1,194,284
Shares (unlimited number of shares authorized with a par value of $0.001 per share):
Class A 836 1,150 2,391
Class C 25 5 118
Class R — — 223
Class R6 — 9,309 20,323
Class Y 625 3,051 15,191
Member Class 81 169 —
Total 1,567 13,684 38,246
Net asset value, offering and redemption price per share:(e)
Class A $ 40 .71 $ 22 .18 $ 29 .26
Class C(f) 23 .12 21 .99 20 .93
Class R — — 27 .19
Class R6 — 22 .55 31 .56
Class Y 46 .73 22 .51 31 .23
Member Class 40 .83 22 .66 —
Maximum Sales Charge — Class A 5 .75% 5 .75% 5 .75%
Maximum offering price
(100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent) per share — Class A $ 43 .19 $ 23 .53 $ 31 .05
(a) Includes $161 thousand of securities on loan.
(b) Includes $6 thousand of securities on loan.
(c) Includes $19,607 thousand of securities on loan.
(d) Rounds to less than $1 thousand.
(e) Per share amount may not recalculate due to rounding of net assets and/or shares outstanding.
(f) Redemption price per share varies by length of time shares are held.

Statements of Assets and Liabilities
December 31, 2024

See notes to financial statements.
Victory Portfolios
(Amounts in Thousands, Except Per Share Amounts)
(Unaudited)
Victory Integrity
Small/Mid-Cap
Value Fund
Victory Munder
Multi-Cap Fund
Victory S&P 500
Index Fund
Assets:
Investments, at value (Cost $295,320, $319,508 and $42,727) $ 330,962 (a) $ 476,545 $ 263,928 (b)
Cash 4,639 11,296 2,143
Deposit with broker for futures contracts — — 337
Receivables:
Dividends, interest, and securities lending income 670 160 168
Capital shares issued 146 28 133
From Adviser 51 2 —
Reclaims — — — (c)
Prepaid expenses 13 19 20
Total Assets 336,481 488,050 266,729
Liabilities:
Payables:
Collateral received on loaned securities 3,169 — 110
Investments purchased 1,937 1,737 —
Capital shares redeemed 99 22 91
Variation margin on open futures contracts — — 10
Accrued expenses and other payables:
Investment advisory fees 226 316 44
Administration fees 16 24 13
Custodian fees 3 4 2
Transfer agent fees 1 34 4
Sub-Transfer agent fees 7 70 29
Compliance fees — (c) — (c) — (c)
Trustees' fees — 50 10
12b-1 fees 1 50 21
Other accrued expenses 29 26 21
Total Liabilities 5,488 2,333 355
Commitments and contingencies (Note 5 )
Net Assets:
Capital 292,181 281,074 39,223
Total accumulated earnings (loss) 38,812 204,643 227,151
Net Assets $ 330,993 $ 485,717 $ 266,374
Net Assets:
Class A $ 8,861 $ 437,281 $ 200,396
Class C — 3,736 —
Class R — — 37,044
Class R6 280,790 — —
Class Y 34,670 44,700 28,934
Member Class 6,672 — —
Total $ 330,993 $ 485,717 $ 266,374
Shares (unlimited number of shares authorized with a par value of $0.001 per share):
Class A 419 7,996 7,854
Class C — 109 —
Class R — — 1,462
Class R6 13,039 — —
Class Y 1,617 709 1,119
Member Class 312 — —
Total 15,387 8,814 10,435
Net asset value, offering and redemption price per share:(d)
Class A $ 21 .14 $ 54 .69 $ 25 .52
Class C(e) — 34 .27 —
Class R — — 25 .34
Class R6 21 .54 — —
Class Y 21 .44 63 .03 25 .85
Member Class 21 .37 — —
Maximum Sales Charge — Class A 5 .75% 5 .75% 2 .25%
Maximum offering price
(100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent) per share — Class A $ 22 .43 $ 58 .03 $ 26 .11
(a) Includes $3,073 thousand of securities on loan.
(b) Includes $108 thousand of securities on loan.
(c) Rounds to less than $1 thousand.
(d) Per share amount may not recalculate due to rounding of net assets and/or shares outstanding.
(e) Redemption price per share varies by length of time shares are held.

Statements of Assets and Liabilities
December 31, 2024

See notes to financial statements.
Victory Portfolios
(Amounts in Thousands, Except Per Share Amounts)
(Unaudited)
Victory Munder
Mid-Cap Core
Growth Fund
Victory Trivalent
International Fund
- Core Equity
Victory Trivalent
International
Small-Cap Fund
Assets:
Investments, at value (Cost $232,775, $183,826 and $2,883,189) $ 297,727 $ 218,333 (a) $ 3,400,892 (b)
Foreign currency, at value (Cost $—, $61 and $1,086) — 61 1,086
Cash 242 2,016 33,462
Receivables:
Dividends, interest, and securities lending income 188 187 4,599
Capital shares issued 107 — (c) 3,659
Investments sold 457 — 786
From Adviser 2 164 1,049
Reclaims — 495 7,740
Prepaid expenses 14 16 40
Total Assets 298,737 221,272 3,453,313
Liabilities:
Payables:
Collateral received on loaned securities — 2,270 37,417
Investments purchased — 307 587
Capital shares redeemed 1,101 65 3,042
Accrued foreign capital gains taxes — 356 —
Accrued expenses and other payables:
Investment advisory fees 192 151 2,696
Administration fees 15 11 165
Custodian fees 3 16 83
Transfer agent fees — 1 405
Sub-Transfer agent fees 78 1 421
Compliance fees — (c) — (c) 2
Trustees' fees 13 16 1
12b-1 fees 16 — (c) 6
Other accrued expenses 15 9 233
Total Liabilities 1,433 3,203 45,058
Commitments and contingencies (Note 5 )
Net Assets:
Capital 225,651 192,577 3,104,220
Total accumulated earnings (loss) 71,653 25,492 304,035
Net Assets $ 297,304 $ 218,069 $ 3,408,255
Net Assets:
Class A $ 140,976 $ 3,679 $ 51,427
Class C 1,420 — 950
Class I — 3,411 2,728,156
Class R6 63,273 203,766 125,783
Class Y 91,635 7,213 501,939
Total $ 297,304 $ 218,069 $ 3,408,255
Shares (unlimited number of shares authorized with a par value of $0.001 per share):
Class A 17,066 466 3,487
Class C 177 — 66
Class I — 429 183,742
Class R6 4,698 25,462 8,429
Class Y 7,430 915 33,974
Total 29,371 27,272 229,698
Net asset value, offering and redemption price per share:(d)
Class A $ 8 .26 $ 7 .90 $ 14 .75
Class C(e) 8 .04 — 14 .34
Class I — 7 .95 14 .85
Class R6 13 .47 8 .00 14 .92
Class Y 12 .33 7 .88 14 .77
Maximum Sales Charge — Class A 5 .75% 5 .75% 5 .75%
Maximum offering price
(100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent) per share — Class A $ 8 .76 $ 8 .38 $ 15 .65
(a) Includes $2,171 thousand of securities on loan.
(b) Includes $35,955 thousand of securities on loan.
(c) Rounds to less than $1 thousand.
(d) Per share amount may not recalculate due to rounding of net assets and/or shares outstanding.
(e) Redemption price per share varies by length of time shares are held.

Statements of Assets and Liabilities
December 31, 2024

See notes to financial statements.
Victory Portfolios
(Amounts in Thousands, Except Per Share Amounts)
(Unaudited)
Victory Core Bond
Fund
Assets:
Investments, at value (Cost $44,863) $ 43,002 (a)
Cash 136
Deposit with broker for futures contracts 2
Receivables:
Dividends, interest, and securities lending income 397
Capital shares issued — (b)
Investments sold 5
From Adviser 21
Prepaid expenses 29
Total Assets 43,592
Liabilities:
Payables:
Collateral received on loaned securities 119
Capital shares redeemed 1
Accrued expenses and other payables:
Investment advisory fees 15
Administration fees 2
Custodian fees 2
Transfer agent fees 1
Sub-Transfer agent fees 7
Compliance fees — (b)
Trustees' fees 18
12b-1 fees 1
Other accrued expenses 12
Total Liabilities 178
Commitments and contingencies (Note 5 )
Net Assets:
Capital 56,222
Total accumulated earnings (loss) (12,808)
Net Assets $ 43,414
Net Assets:
Class A $ 5,836
Class C 135
Class R6 20,411
Class Y 17,032
Total $ 43,414
Shares (unlimited number of shares authorized with a par value of $0.001 per share):
Class A 716
Class C 16
Class R6 2,499
Class Y 2,084
Total 5,315
Net asset value, offering and redemption price per share:(c)
Class A $ 8 .15
Class C(d) 8 .22
Class R6 8 .17
Class Y 8 .17
Maximum Sales Charge — Class A 2 .25%
Maximum offering price
(100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent) per share — Class A $ 8 .34
(a) Includes $114 thousand of securities on loan.
(b) Rounds to less than $1 thousand.
(c) Per share amount may not recalculate due to rounding of net assets and/or shares outstanding.
(d) Redemption price per share varies by length of time shares are held.

Statements of Operations
For the Six Months Ended December 31, 2024

See notes to financial statements.
Victory Portfolios
(Amounts in Thousands)
(Unaudited)
Victory Integrity
Discovery Fund
Victory Integrity
Mid-Cap Value
Fund
Victory Integrity
Small-Cap Value
Fund
Investment Income:
Dividends $ 610 $ 3,131 $ 15,871
Interest 26 63 195
Securities lending (net of fees) 4 — (a) 8
Foreign tax withholding — — (a) (3)
Total Income 640 3,194 16,071
Expenses:
Investment advisory fees 343 1,213 5,454
Administration fees 19 88 345
Sub-Administration fees 9 9 9
12b-1 fees — Class A 43 34 90
12b-1 fees — Class C 3 1 14
12b-1 fees — Class R — — 15
Custodian fees 2 7 26
Transfer agent fees — Class A 6 4 5
Transfer agent fees — Class C — (a) — (a) — (a)
Transfer agent fees — Class R — — — (a)
Transfer agent fees — Class R6 — 7 18
Transfer agent fees — Class Y 6 5 6
Transfer agent fees — Member Class 3 2 —
Sub-Transfer agent fees — Class A 17 19 66
Sub-Transfer agent fees — Class C — (a) — (a) 2
Sub-Transfer agent fees — Class R — — 7
Sub-Transfer agent fees — Class Y 20 37 259
Trustees' fees 3 10 38
Compliance fees — (a) 1 5
Printing fees 15 28 62
Legal and audit fees 6 13 36
State registration and filing fees 28 37 45
Other expenses 3 6 20
Total Expenses 526 1,521 6,522
Expenses waived/reimbursed by Adviser (13) (440) (10)
Net Expenses 513 1,081 6,512
Net Investment Income (Loss) 127 2,113 9,559
Realized/Unrealized Gains (Losses) from Investments:
Net realized gains (losses) from investment securities 3,545 8,862 49,932
Net change in unrealized appreciation/depreciation on investment securities 3,473 5,195 (4,528)
Net realized/unrealized gains (losses) on investments 7,018 14,057 45,404
Change in net assets resulting from operations $ 7,145 $ 16,170 $ 54,963
(a) Rounds to less than $1 thousand.

Statements of Operations
For the Six Months Ended December 31, 2024

See notes to financial statements.
Victory Portfolios
(Amounts in Thousands)
(Unaudited)
Victory Integrity
Small/Mid-Cap
Value Fund
Victory Munder
Multi-Cap Fund
Victory S&P 500
Index Fund
Investment Income:
Dividends $ 3,449 $ 1,633 $ 1,778
Interest 127 206 46
Securities lending (net of fees) 1 1 — (a)
Foreign tax withholding — — (a) — (a)
Total Income 3,577 1,840 1,824
Expenses:
Investment advisory fees 1,306 1,831 261
Administration fees 90 133 73
Sub-Administration fees 9 9 10
12b-1 fees — Class A 11 552 151
12b-1 fees — Class C — 18 —
12b-1 fees — Class R — — 89
Custodian fees 7 10 6
Transfer agent fees — Class A — (a) 100 10
Transfer agent fees — Class C — — (a) —
Transfer agent fees — Class R — — 2
Transfer agent fees — Class R6 2 — —
Transfer agent fees — Class Y 1 2 — (a)
Transfer agent fees — Member Class 5 — —
Sub-Transfer agent fees — Class A 7 197 46
Sub-Transfer agent fees — Class C — 2 —
Sub-Transfer agent fees — Class R — — 1
Sub-Transfer agent fees — Class Y 14 14 18
Trustees' fees 10 17 9
Compliance fees 1 2 1
Printing fees 32 39 14
Legal and audit fees 12 16 11
State registration and filing fees 34 25 26
Interfund lending fees — — 14
Other expenses 7 7 18
Total Expenses 1,548 2,974 760
Expenses waived/reimbursed by Adviser (160) (4) —
Net Expenses 1,388 2,970 760
Net Investment Income (Loss) 2,189 (1,130) 1,064
Realized/Unrealized Gains (Losses) from Investments:
Net realized gains (losses) from investment securities 12,720 48,894 35,579
Net realized gains (losses) from futures contracts — — 127
Net change in unrealized appreciation/depreciation on investment securities 1,596 (9,064) (14,980)
Net change in unrealized appreciation/depreciation on futures contracts — — (37)
Net realized/unrealized gains (losses) on investments 14,316 39,830 20,689
Change in net assets resulting from operations $ 16,505 $ 38,700 $ 21,753
(a) Rounds to less than $1 thousand.

Statements of Operations
For the Six Months Ended December 31, 2024

See notes to financial statements.
Victory Portfolios
(Amounts in Thousands)
(Unaudited)
Victory Munder
Mid-Cap Core
Growth Fund
Victory Trivalent
International Fund
- Core Equity
Victory Trivalent
International
Small-Cap Fund
Investment Income:
Dividends $ 1,594 $ 2,559 $ 43,564
Interest 37 43 762
Securities lending (net of fees) 1 3 60
Foreign tax withholding — (331) (3,930)
Total Income 1,632 2,274 40,456
Expenses:
Investment advisory fees 1,189 903 16,333
Administration fees 87 62 975
Sub-Administration fees 9 9 9
12b-1 fees — Class A 187 5 75
12b-1 fees — Class C 8 — 7
Custodian fees 7 44 265
Transfer agent fees — Class A 10 2 3
Transfer agent fees — Class C — — — (a)
Transfer agent fees — Class I — — (a) 916
Transfer agent fees — Class R6 1 — (a) 2
Transfer agent fees — Class Y 3 — (a) 8
Sub-Transfer agent fees — Class A 116 2 123
Sub-Transfer agent fees — Class C 1 — 1
Sub-Transfer agent fees — Class I — 1 1,165
Sub-Transfer agent fees — Class Y 68 — (a) 266
Trustees' fees 10 8 103
Compliance fees 1 1 15
Printing fees 26 12 238
Legal and audit fees 12 18 94
State registration and filing fees 31 27 105
Other expenses 5 21 78
Total Expenses 1,771 1,115 20,781
Expenses waived/reimbursed by Adviser (7) (481) (3,142)
Net Expenses 1,764 634 17,639
Net Investment Income (Loss) (132) 1,640 22,817
Realized/Unrealized Gains (Losses) from Investments:
Net realized gains (losses) from investment securities and foreign currency transactions 36,405 2,961 116,673
Foreign taxes on realized gains — (215) —
Net change in unrealized appreciation/depreciation on investment securities and foreign currency translations (17,862) (5,179) (136,726)
Net change in accrued foreign taxes on unrealized gains — 611 —
Net realized/unrealized gains (losses) on investments 18,543 (1,822) (20,053)
Change in net assets resulting from operations $ 18,411 $ (182) $ 2,764
(a) Rounds to less than $1 thousand.

Statements of Operations
For the Six Months Ended December 31, 2024

See notes to financial statements.
Victory Portfolios
(Amounts in Thousands)
(Unaudited)
Victory Core Bond
Fund
Investment Income:
Interest $ 1,052
Securities lending (net of fees) 1
Total Income 1,053
Expenses:
Investment advisory fees 96
Administration fees 13
Sub-Administration fees 11
12b-1 fees — Class A 8
12b-1 fees — Class C 1
Custodian fees 5
Transfer agent fees — Class A 3
Transfer agent fees — Class C — (a)
Transfer agent fees — Class R6 — (a)
Transfer agent fees — Class Y — (a)
Sub-Transfer agent fees — Class A 3
Sub-Transfer agent fees — Class C — (a)
Sub-Transfer agent fees — Class Y 1
Trustees' fees 3
Compliance fees — (a)
Printing fees 12
Legal and audit fees 7
State registration and filing fees 35
Other expenses 7
Total Expenses 205
Expenses waived/reimbursed by Adviser (55)
Net Expenses 150
Net Investment Income (Loss) 903
Realized/Unrealized Gains (Losses) from Investments:
Net realized gains (losses) from investment securities (138)
Net change in unrealized appreciation/depreciation on investment securities 301
Net realized/unrealized gains (losses) on investments 163
Change in net assets resulting from operations $ 1,066
(a) Rounds to less than $1 thousand.

(Amounts in Thousands)
Victory Portfolios
Statements of Changes in Net Assets
See notes to financial statements.
Victory Integrity Discovery Fund
Victory Integrity Mid-Cap Value
Fund
Six Months
Ended
December 31,
2024 (Unaudited)
Year
Ended
June 30, 2024
Six Months
Ended
December 31,
2024 (Unaudited)
Year
Ended
June 30, 2024
From Investment Activities:
Operations:
Net Investment Income (Loss) $ 127 $ 77 $ 2,113 $ 3,564
Net realized gains (losses) 3,545 6,041 8,862 36,289
Net change in unrealized appreciation/depreciation 3,473 1,775 5,195 (3,491)
Change in net assets resulting from operations 7,145 7,893 16,170 36,362
Distributions to Shareholders:
Class A (2,982) (496) (3,929) (708)
Class C (72) (10) (18) (2)
Class R — (7) (a) — —
Class R6 — — (31,791) (7,650)
Class Y (2,369) (313) (10,769) (1,818)
Member Class (295) (56) (593) (94)
Change in net assets resulting from distributions to shareholders (5,718) (882) (47,100) (10,272)
Change in net assets resulting from capital transactions 4,504 (5,414) 33,934 (41,624)
Change in net assets 5,931 1,597 3,004 (15,534)
Net Assets:
Beginning of period 61,187 59,590 305,052 320,586
End of period $ 67,118 $ 61,187 $ 308,056 $ 305,052
(a) Class R activity is for the period July 1, 2023, to March 28, 2024 (date of conversion to Class A).

(Amounts in Thousands)
Victory Portfolios
Statements of Changes in Net Assets
(continued)
See notes to financial statements.
Victory Integrity Discovery Fund
Victory Integrity Mid-Cap Value
Fund
Six Months
Ended
December 31,
2024 (Unaudited)
Year
Ended
June 30, 2024
Six Months
Ended
December 31,
2024 (Unaudited)
Year
Ended
June 30, 2024
Capital Transactions:
Class A
Proceeds from shares issued $ 624 $ 898 $ 1,615 $ 3,901
Distributions reinvested 2,527 408 3,880 697
Cost of shares redeemed (2,593) (6,155) (3,221) (5,933)
Converted from Class R — 438 — —
Total Class A $ 558 $ (4,411) $ 2,274 $ (1,335)
Class C
Proceeds from shares issued $ 168 $ 30 $ 19 $ — (a)
Distributions reinvested 72 10 18 2
Cost of shares redeemed (262) (311) — (a) (10)
Total Class C $ (22) $ (271) $ 37 $ (8)
Class R
Proceeds from shares issued $ — $ 23 (b) $ — $ —
Distributions reinvested — 7 (b) — —
Cost of shares redeemed — (162) (b) — —
Converted into Class A — (438) — —
Total Class R $ — $ (570) $ — $ —
Class R6
Proceeds from shares issued $ — $ — $ 15,197 $ 34,498
Distributions reinvested — — 31,784 7,642
Cost of shares redeemed — — (29,944) (80,661)
Total Class R6 $ — $ — $ 17,037 $ (38,521)
Class Y
Proceeds from shares issued $ 5,260 $ 7,498 $ 12,456 $ 15,604
Distributions reinvested 1,837 261 10,623 1,794
Cost of shares redeemed (2,958) (7,547) (8,782) (19,148)
Total Class Y $ 4,139 $ 212 $ 14,297 $ (1,750)
Member Class
Proceeds from shares issued $ 412 $ 704 $ 1,075 $ 1,058
Distributions reinvested 295 56 593 94
Cost of shares redeemed (878) (1,134) (1,379) (1,162)
Total Member Class $ (171) $ (374) $ 289 $ (10)
Change in net assets resulting from capital transactions $ 4,504 $ (5,414) $ 33,934 $ (41,624)

(Amounts in Thousands)
Victory Portfolios
Statements of Changes in Net Assets
(continued)
See notes to financial statements.
Victory Integrity Discovery Fund
Victory Integrity Mid-Cap Value
Fund
Six Months
Ended
December 31,
2024 (Unaudited)
Year
Ended
June 30, 2024
Six Months
Ended
December 31,
2024 (Unaudited)
Year
Ended
June 30, 2024
Share Transactions:
Class A
Issued 16 23 64 166
Reinvested 59 11 166 31
Redeemed (61) (162) (129) (256)
Converted from Class R — 11 — —
Total Class A 14 (117) 101 (59)
Class C
Issued 6 1 — (c) — (c)
Reinvested 3 — (c) 1 — (c)
Redeemed (10) (13) — (c) — (c)
Total Class C (1) (12) 1 — (c)
Class R
Issued — 1 (b) — —
Reinvested — — (b) (c) — —
Redeemed — (5) (b) — —
Converted into Class A — (11) — —
Total Class R — (15) — —
Class R6
Issued — — 593 1,466
Reinvested — — 1,339 330
Redeemed — — (1,110) (3,382)
Total Class R6 — — 822 (1,586)
Class Y
Issued 107 183 456 663
Reinvested 38 6 449 78
Redeemed (60) (181) (351) (814)
Total Class Y 85 8 554 (73)
Member Class
Issued 10 19 41 44
Reinvested 7 1 25 4
Redeemed (21) (30) (55) (51)
Total Member Class (4) (10) 11 (3)
Change in Shares 94 (146) 1,489 (1,721)
(a) Rounds to less than $1 thousand.
(b) Class R activity is for the period July 1, 2023, to March 28, 2024 (date of conversion to Class A).
(c) Rounds to less than 1 thousand shares.

(Amounts in Thousands)
Victory Portfolios
Statements of Changes in Net Assets
See notes to financial statements.
Victory Integrity Small-Cap Value
Fund
Victory Integrity Small/Mid-Cap
Value Fund
Six Months
Ended
December 31,
2024 (Unaudited)
Year
Ended
June 30, 2024
Six Months
Ended
December 31,
2024 (Unaudited)
Year
Ended
June 30, 2024
From Investment Activities:
Operations:
Net Investment Income (Loss) $ 9,559 $ 18,164 $ 2,189 $ 3,473
Net realized gains (losses) 49,932 219,421 12,720 21,187
Net change in unrealized appreciation/depreciation (4,528) (86,275) 1,596 3,621
Change in net assets resulting from operations 54,963 151,310 16,505 28,281
Distributions to Shareholders:
Class A (11,452) (7,310) (884) (182)
Class C (531) (453) — —
Class R (1,039) (534) — —
Class R6 (100,276) (72,046) (27,089) (5,824)
Class Y (76,286) (65,250) (3,394) (1,000)
Member Class — — (650) (130)
Change in net assets resulting from distributions to shareholders (189,584) (145,593) (32,017) (7,136)
Change in net assets resulting from capital transactions 120,280 (374,079) 40,585 31,801
Change in net assets (14,341) (368,362) 25,073 52,946
Net Assets:
Beginning of period 1,208,625 1,576,987 305,920 252,974
End of period $ 1,194,284 $ 1,208,625 $ 330,993 $ 305,920

(Amounts in Thousands)
Victory Portfolios
Statements of Changes in Net Assets
(continued)
See notes to financial statements.
Victory Integrity Small-Cap Value
Fund
Victory Integrity Small/Mid-Cap
Value Fund
Six Months
Ended
December 31,
2024 (Unaudited)
Year
Ended
June 30, 2024
Six Months
Ended
December 31,
2024 (Unaudited)
Year
Ended
June 30, 2024
Capital Transactions:
Class A
Proceeds from shares issued $ 9,831 $ 7,698 $ 378 $ 1,518
Distributions reinvested 10,584 6,568 884 182
Cost of shares redeemed (9,186) (18,612) (740) (1,559)
Total Class A $ 11,229 $ (4,346) $ 522 $ 141
Class C
Proceeds from shares issued $ 54 $ 483 $ — $ —
Distributions reinvested 530 437 — —
Cost of shares redeemed (575) (2,645) — —
Total Class C $ 9 $ (1,725) $ — $ —
Class R
Proceeds from shares issued $ 774 $ 1,772 $ — $ —
Distributions reinvested 1,026 527 — —
Cost of shares redeemed (602) (1,112) — —
Total Class R $ 1,198 $ 1,187 $ — $ —
Class R6
Proceeds from shares issued $ 41,158 $ 135,308 $ 36,988 $ 103,372
Distributions reinvested 98,129 70,422 25,087 5,525
Cost of shares redeemed (96,776) (309,572) (24,921) (60,563)
Total Class R6 $ 42,511 $ (103,842) $ 37,154 $ 48,334
Class Y
Proceeds from shares issued $ 57,264 $ 85,056 $ 3,262 $ 15,571
Distributions reinvested 71,285 62,140 3,141 884
Cost of shares redeemed (63,216) (412,549) (4,689) (32,543)
Total Class Y $ 65,333 $ (265,353) $ 1,714 $ (16,088)
Member Class
Proceeds from shares issued $ — $ — $ 1,366 $ 1,262
Distributions reinvested — — 650 130
Cost of shares redeemed — — (821) (1,978)
Total Member Class $ — $ — $ 1,195 $ (586)
Change in net assets resulting from capital transactions $ 120,280 $ (374,079) $ 40,585 $ 31,801

(Amounts in Thousands)
Victory Portfolios
Statements of Changes in Net Assets
(continued)
See notes to financial statements.
Victory Integrity Small-Cap Value
Fund
Victory Integrity Small/Mid-Cap
Value Fund
Six Months
Ended
December 31,
2024 (Unaudited)
Year
Ended
June 30, 2024
Six Months
Ended
December 31,
2024 (Unaudited)
Year
Ended
June 30, 2024
Share Transactions:
Class A
Issued 285 234 16 72
Reinvested 338 203 39 9
Redeemed (271) (564) (32) (75)
Total Class A 352 (127) 23 6
Class C
Issued 2 20 — —
Reinvested 24 18 — —
Redeemed (24) (105) — —
Total Class C 2 (67) — —
Class R
Issued 24 58 — —
Reinvested 35 17 — —
Redeemed (19) (36) — —
Total Class R 40 39 — —
Class R6
Issued 1,110 3,824 1,605 4,854
Reinvested 2,901 2,040 1,101 258
Redeemed (2,613) (8,839) (1,054) (2,821)
Total Class R6 1,398 (2,975) 1,652 2,291
Class Y
Issued 1,571 2,443 141 735
Reinvested 2,131 1,818 138 41
Redeemed (1,768) (11,769) (197) (1,524)
Total Class Y 1,934 (7,508) 82 (748)
Member Class
Issued — — 56 60
Reinvested — — 29 6
Redeemed — — (35) (93)
Total Member Class — — 50 (27)
Change in Shares 3,726 (10,638) 1,807 1,522

(Amounts in Thousands)
Victory Portfolios
Statements of Changes in Net Assets
See notes to financial statements.
Victory Munder Multi-Cap Fund Victory S&P 500 Index Fund
Six Months
Ended
December 31,
2024 (Unaudited)
Year
Ended
June 30, 2024
Six Months
Ended
December 31,
2024 (Unaudited)
Year
Ended
June 30, 2024
From Investment Activities:
Operations:
Net Investment Income (Loss) $ (1,130) $ (1,088) $ 1,064 $ 2,484
Net realized gains (losses) 48,894 42,372 35,706 10,646
Net change in unrealized appreciation/depreciation (9,064) 48,878 (15,017) 42,718
Change in net assets resulting from operations 38,700 90,162 21,753 55,848
Distributions to Shareholders:
Class A (35,580) (17,098) (29,099) (9,878)
Class C (459) (87) — —
Class R — — (5,231) (1,525)
Class Y (3,211) (1,545) (4,304) (2,875)
Change in net assets resulting from distributions to shareholders (39,250) (18,730) (38,634) (14,278)
Change in net assets resulting from capital transactions 16,181 (14,558) (1,608) 4,061
Change in net assets 15,631 56,874 (18,489) 45,631
Net Assets:
Beginning of period 470,086 413,212 284,863 239,232
End of period $ 485,717 $ 470,086 $ 266,374 $ 284,863

(Amounts in Thousands)
Victory Portfolios
Statements of Changes in Net Assets
(continued)
See notes to financial statements.
Victory Munder Multi-Cap Fund Victory S&P 500 Index Fund
Six Months
Ended
December 31,
2024 (Unaudited)
Year
Ended
June 30, 2024
Six Months
Ended
December 31,
2024 (Unaudited)
Year
Ended
June 30, 2024
Capital Transactions:
Class A
Proceeds from shares issued $ 4,448 $ 6,256 $ 7,152 $ 7,340
Distributions reinvested 31,085 14,840 25,077 8,433
Cost of shares redeemed (23,059) (34,194) (13,131) (17,733)
Total Class A $ 12,474 $ (13,098) $ 19,098 $ (1,960)
Class C
Proceeds from shares issued $ 328 $ 1,834 $ — $ —
Distributions reinvested 457 85 — —
Cost of shares redeemed (98) (1,521) — —
Total Class C $ 687 $ 398 $ — $ —
Class R
Proceeds from shares issued $ — $ — $ 5,989 $ 13,322
Distributions reinvested — — 5,231 1,525
Cost of shares redeemed — — (4,318) (8,641)
Total Class R $ — $ — $ 6,902 $ 6,206
Class Y
Proceeds from shares issued $ 2,955 $ 3,535 $ 3,700 $ 6,922
Distributions reinvested 2,899 1,361 4,292 2,869
Cost of shares redeemed (2,834) (6,754) (35,600) (9,976)
Total Class Y $ 3,020 $ (1,858) $ (27,608) $ (185)
Change in net assets resulting from capital transactions $ 16,181 $ (14,558) $ (1,608) $ 4,061
Share Transactions:
Class A
Issued 79 131 257 302
Reinvested 550 319 953 353
Redeemed (402) (698) (467) (726)
Total Class A 227 (248) 743 (71)
Class C
Issued 9 52 — —
Reinvested 13 3 — —
Redeemed (3) (48) — —
Total Class C 19 7 — —
Class R
Issued — — 212 553
Reinvested — — 200 65
Redeemed — — (149) (353)
Total Class R — — 263 265
Class Y
Issued 43 63 124 279
Reinvested 45 26 161 119
Redeemed (44) (124) (1,263) (403)
Total Class Y 44 (35) (978) (5)
Change in Shares 290 (276) 28 189

(Amounts in Thousands)
Victory Portfolios
Statements of Changes in Net Assets
See notes to financial statements.
Victory Munder Mid-Cap Core
Growth Fund
Victory Trivalent International
Fund - Core Equity
Six Months
Ended
December 31,
2024 (Unaudited)
Year
Ended
June 30, 2024
Six Months
Ended
December 31,
2024 (Unaudited)
Year
Ended
June 30, 2024
From Investment Activities:
Operations:
Net Investment Income (Loss) $ (132) $ (844) $ 1,640 $ 4,982
Net realized gains (losses) 36,405 32,286 2,746 2,474
Net change in unrealized appreciation/depreciation (17,862) 4,850 (4,568) 23,667
Change in net assets resulting from operations 18,411 36,292 (182) 31,123
Distributions to Shareholders:
Class A (27,402) (8,665) (120) (134)
Class C (279) (152) — —
Class I — — (121) (129)
Class R — (644) (a) — —
Class R6 (8,053) (2,796) (7,208) (7,030)
Class Y (12,927) (5,138) (249) (279)
Change in net assets resulting from distributions to shareholders (48,661) (17,395) (7,698) (7,572)
Change in net assets resulting from capital transactions 8,653 (47,500) 6,007 1,409
Change in net assets (21,597) (28,603) (1,873) 24,960
Net Assets:
Beginning of period 318,901 347,504 219,942 194,982
End of period $ 297,304 $ 318,901 $ 218,069 $ 219,942
(a) Class R activity is for the period July 1, 2023, to March 28, 2024 (date of conversion to Class A).

(Amounts in Thousands)
Victory Portfolios
Statements of Changes in Net Assets
(continued)
See notes to financial statements.
Victory Munder Mid-Cap Core
Growth Fund
Victory Trivalent International
Fund - Core Equity
Six Months
Ended
December 31,
2024 (Unaudited)
Year
Ended
June 30, 2024
Six Months
Ended
December 31,
2024 (Unaudited)
Year
Ended
June 30, 2024
Capital Transactions:
Class A
Proceeds from shares issued $ 4,197 $ 7,832 $ 69 $ 96
Distributions reinvested 25,423 8,024 102 114
Cost of shares redeemed (16,879) (31,282) (370) (408)
Converted from Class R — 8,294 — —
Total Class A $ 12,741 $ (7,132) $ (199) $ (198)
Class C
Proceeds from shares issued $ 44 $ 69 $ — $ —
Distributions reinvested 279 152 — —
Cost of shares redeemed (713) (2,058) — —
Total Class C $ (390) $ (1,837) $ — $ —
Class I
Proceeds from shares issued $ — $ — $ 4 $ 90
Distributions reinvested — — 121 129
Cost of shares redeemed — — (246) (349)
Total Class I $ — $ — $ (121) $ (130)
Class R
Proceeds from shares issued $ — $ 559 (a) $ — $ —
Distributions reinvested — 643 (a) — —
Cost of shares redeemed — (1,211) (a) — —
Converted into Class A — (8,294) — —
Total Class R $ — $ (8,303) $ — $ —
Class R6
Proceeds from shares issued $ 2,134 $ 6,005 $ 135 $ 515
Distributions reinvested 8,049 2,793 7,208 7,030
Cost of shares redeemed (7,562) (17,673) (1,254) (4,655)
Total Class R6 $ 2,621 $ (8,875) $ 6,089 $ 2,890
Class Y
Proceeds from shares issued $ 3,239 $ 4,010 $ 15 $ 59
Distributions reinvested 12,579 5,018 246 245
Cost of shares redeemed (22,137) (30,381) (23) (1,457)
Total Class Y $ (6,319) $ (21,353) $ 238 $ (1,153)
Change in net assets resulting from capital transactions $ 8,653 $ (47,500) $ 6,007 $ 1,409

(Amounts in Thousands)
Victory Portfolios
Statements of Changes in Net Assets
(continued)
See notes to financial statements.
Victory Munder Mid-Cap Core
Growth Fund
Victory Trivalent International
Fund - Core Equity
Six Months
Ended
December 31,
2024 (Unaudited)
Year
Ended
June 30, 2024
Six Months
Ended
December 31,
2024 (Unaudited)
Year
Ended
June 30, 2024
Share Transactions:
Class A
Issued 456 851 9 13
Reinvested 2,952 901 13 15
Redeemed (1,719) (3,385) (45) (53)
Converted from Class R — 830 — —
Total Class A 1,689 (803) (23) (25)
Class C
Issued 5 8 — —
Reinvested 33 17 — —
Redeemed (75) (228) — —
Total Class C (37) (203) — —
Class I
Issued — — — (b) 12
Reinvested — — 15 17
Redeemed — — (28) (46)
Total Class I — — (13) (17)
Class R
Issued — 85 (a) — —
Reinvested — 102 (a) — —
Redeemed — (186) (a) — —
Converted into Class A — (1,177) — —
Total Class R — (1,176) — —
Class R6
Issued 142 439 15 67
Reinvested 574 208 900 934
Redeemed (498) (1,278) (146) (600)
Total Class R6 218 (631) 769 401
Class Y
Issued 236 313 2 8
Reinvested 979 402 31 33
Redeemed (1,604) (2,398) (3) (198)
Total Class Y (389) (1,683) 30 (157)
Change in Shares 1,481 (4,496) 763 202
(a) Class R activity is for the period July 1, 2023, to March 28, 2024 (date of conversion to Class A).
(b) Rounds to less than 1 thousand shares.

(Amounts in Thousands)
Victory Portfolios
Statements of Changes in Net Assets
See notes to financial statements.
Victory Trivalent International
Small-Cap Fund Victory Core Bond Fund
Six Months
Ended
December 31,
2024 (Unaudited)
Year
Ended
June 30, 2024
Six Months
Ended
December 31,
2024 (Unaudited)
Year
Ended
June 30, 2024
From Investment Activities:
Operations:
Net Investment Income (Loss) $ 22,817 $ 53,241 $ 903 $ 2,233
Net realized gains (losses) 116,673 21,117 (138) (2,464)
Net change in unrealized appreciation/depreciation (136,726) 275,650 301 2,656
Change in net assets resulting from operations 2,764 350,008 1,066 2,425
Distributions to Shareholders:
Class A (925) (1,036) (104) (239)
Class C (8) (9) (1) (3)
Class I (60,851) (46,869) — —
Class R6 (2,703) (2,308) (405) (987)
Class Y (10,488) (12,595) (344) (1,210)
Change in net assets resulting from distributions to shareholders (74,975) (62,817) (854) (2,439)
Change in net assets resulting from capital transactions 18,939 275,924 (7,243) (12,869)
Change in net assets (53,272) 563,115 (7,031) (12,883)
Net Assets:
Beginning of period 3,461,527 2,898,412 50,445 63,328
End of period $ 3,408,255 $ 3,461,527 $ 43,414 $ 50,445

(Amounts in Thousands)
Victory Portfolios
Statements of Changes in Net Assets
(continued)
See notes to financial statements.
Victory Trivalent International
Small-Cap Fund Victory Core Bond Fund
Six Months
Ended
December 31,
2024 (Unaudited)
Year
Ended
June 30, 2024
Six Months
Ended
December 31,
2024 (Unaudited)
Year
Ended
June 30, 2024
Capital Transactions:
Class A
Proceeds from shares issued $ 6,421 $ 10,416 $ 203 $ 184
Distributions reinvested 686 840 91 209
Cost of shares redeemed (17,298) (25,029) (738) (983)
Total Class A $ (10,191) $ (13,773) $ (444) $ (590)
Class C
Proceeds from shares issued $ 4 $ 21 $ 53 $ 19
Distributions reinvested 7 8 1 3
Cost of shares redeemed (491) (917) — (a) (81)
Total Class C $ (480) $ (888) $ 54 $ (59)
Class I
Proceeds from shares issued $ 389,161 $ 1,084,233 $ — $ —
Distributions reinvested 47,463 37,173 — —
Cost of shares redeemed (398,270) (507,098) — —
Total Class I $ 38,354 $ 614,308 $ — $ —
Class R6
Proceeds from shares issued $ 8,674 $ 21,606 $ 127 $ 323
Distributions reinvested 2,332 2,048 405 987
Cost of shares redeemed (9,186) (27,844) (5,489) (2,073)
Total Class R6 $ 1,820 $ (4,190) $ (4,957) $ (763)
Class Y
Proceeds from shares issued $ 46,894 $ 93,021 $ 126 $ 42,569
Distributions reinvested 10,208 12,166 341 1,054
Cost of shares redeemed (67,666) (424,720) (2,363) (55,080)
Total Class Y $ (10,564) $ (319,533) $ (1,896) $ (11,457)
Change in net assets resulting from capital transactions $ 18,939 $ 275,924 $ (7,243) $ (12,869)
Share Transactions:
Class A
Issued 419 738 24 23
Reinvested 47 59 11 26
Redeemed (1,115) (1,771) (88) (122)
Total Class A (649) (974) (53) (73)
Class C
Issued — (b) 2 6 3
Reinvested 1 1 — (b) — (b)
Redeemed (33) (69) — (b) (10)
Total Class C (32) (66) 6 (7)
Class I
Issued 24,993 78,496 — —
Reinvested 3,222 2,592 — —
Redeemed (25,602) (35,512) — —
Total Class I 2,613 45,576 — —
Class R6
Issued 557 1,490 16 40
Reinvested 157 142 49 122
Redeemed (586) (1,892) (649) (256)
Total Class R6 128 (260) (584) (94)
Class Y
Issued 3,031 6,561 15 5,273
Reinvested 696 853 41 129
Redeemed (4,348) (29,523) (286) (6,703)
Total Class Y (621) (22,109) (230) (1,301)
Change in Shares 1,439 22,167 (861) (1,475)
(a) Rounds to less than $1 thousand.
(b) Rounds to less than 1 thousand shares.

Victory Portfolios
Financial Highlights
For a Share Outstanding Throughout Each Period
80
See notes to financial statements.
Victory Integrity Discovery Fund
Class A
Six Months
Ended
December
31, 2024
(Unaudited)
Year
Ended
June 30, 2024
Year
Ended
June 30, 2023
Year
Ended
June 30, 2022
Year
Ended
June 30, 2021
Year
Ended
June 30, 2020
Net Asset Value, Beginning of Period $39.81 $35.60 $36.72 $45.53 $24.03 $32.28
Investment Activities:
Net investment income (loss)(a) 0.06 0.03 0.14 (0.10) (0.07) (0.05)
Net realized and unrealized gains (losses) 4.68 4.73 2.15 (6.57) 21.57 (7.38)
Total from Investment Activities 4.74 4.76 2.29 (6.67) 21.50 (7.43)
Distributions to Shareholders from:
Net investment income (0.02) (0.16) — — — —
Net realized gains (3.82) (0.39) (3.41) (2.14) — (0.82)
Total Distributions (3.84) (0.55) (3.41) (2.14) — (0.82)
Net Asset Value, End of Period $40.71 $39.81 $35.60 $36.72 $45.53 $24.03
Total Return (excludes sales charge)(b)(c) 11.47% 13.43% 6.11% (15.25)% 89.47% (23.78)%
Ratios to Average Net Assets:
Net Expenses(d)(e) 1.58% 1.60% 1.59% 1.57% 1.62% 1.59%
Net Investment Income (Loss)(d) 0.28% 0.07% 0.37% (0.23)% (0.20)% (0.18)%
Gross Expenses(d)(e) 1.58% 1.60% 1.59% 1.57% 1.62% 1.59%
Supplemental Data:
Net Assets at end of period (000's) $34,028 $32,732 $33,409 $35,308 $45,073 $30,614
Portfolio Turnover(b)(f) 20% 37% 35% 36% 41% 40%
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) Not annualized for periods less than one year.
(c) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(d) Annualized for periods less than one year.
(e) Does not include acquired fund fees and expenses, if any.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Victory Portfolios
For a Share Outstanding Throughout Each Period
Financial Highlights — continued
See notes to financial statements.
Victory Integrity Discovery Fund
Class C
Six Months
Ended
December
31, 2024
(Unaudited)
Year
Ended
June 30, 2024
Year
Ended
June 30, 2023
Year
Ended
June 30, 2022
Year
Ended
June 30, 2021
Year
Ended
June 30, 2020
Net Asset Value, Beginning of Period $24.12 $21.80 $23.91 $30.67 $16.32 $22.36
Investment Activities:
Net investment income (loss)(a) (0.08)(b) (0.18) (0.12) (0.32) (0.21) (0.22)
Net realized and unrealized gains (losses) 2.90 2.89 1.42 (4.30) 14.56 (5.00)
Total from Investment Activities 2.82 2.71 1.30 (4.62) 14.35 (5.22)
Distributions to Shareholders from:
Net realized gains (3.82) (0.39) (3.41) (2.14) — (0.82)
Total Distributions (3.82) (0.39) (3.41) (2.14) — (0.82)
Net Asset Value, End of Period $23.12 $24.12 $21.80 $23.91 $30.67 $16.32
Total Return (excludes contingent deferred sales
charge)(c)(d) 10.96% 12.50% 5.17% (15.98)% 87.93% (24.42)%
Ratios to Average Net Assets:
Net Expenses(e)(f) 2.45% 2.45% 2.45% 2.45% 2.45% 2.46%
Net Investment Income (Loss)(e) (0.60)% (0.80)% (0.51)% (1.11)% (0.95)% (1.09)%
Gross Expenses(e)(f) 5.08% 4.27% 3.41% 3.02% 2.87% 2.52%
Supplemental Data:
Net Assets at end of period (000's) $580 $619 $831 $1,227 $2,079 $2,194
Portfolio Turnover(c)(g) 20% 37% 35% 36% 41% 40%
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) The amount shown for a share outstanding throughout the period may not correlate with the Statements of Operations for the period due to the class level expenses recognized.
(c) Not annualized for periods less than one year.
(d) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(e) Annualized for periods less than one year.
(f) Does not include acquired fund fees and expenses, if any.
(g) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Victory Portfolios
Financial Highlights — continued
For a Share Outstanding Throughout Each Period
82
See notes to financial statements.
Victory Integrity Discovery Fund
Class Y
Six Months
Ended
December
31, 2024
(Unaudited)
Year
Ended
June 30, 2024
Year
Ended
June 30, 2023
Year
Ended
June 30, 2022
Year
Ended
June 30, 2021
Year
Ended
June 30, 2020
Net Asset Value, Beginning of Period $45.22 $40.34 $41.12 $50.63 $26.64 $35.65
Investment Activities:
Net investment income (loss)(a) 0.12 0.10 0.24 (0.03) 0.03 —(b)
Net realized and unrealized gains (losses) 5.30 5.38 2.39 (7.34) 23.96 (8.19)
Total from Investment Activities 5.42 5.48 2.63 (7.37) 23.99 (8.19)
Distributions to Shareholders from:
Net investment income (0.09) (0.21) — — — —
Net realized gains (3.82) (0.39) (3.41) (2.14) — (0.82)
Total Distributions (3.91) (0.60) (3.41) (2.14) — (0.82)
Net Asset Value, End of Period $46.73 $45.22 $40.34 $41.12 $50.63 $26.64
Total Return(c)(d) 11.58% 13.67% 6.29% (15.09)% 90.05% (23.64)%
Ratios to Average Net Assets:
Net Expenses(e)(f) 1.37% 1.44% 1.40% 1.38% 1.31% 1.38%
Net Investment Income (Loss)(e) 0.49% 0.24% 0.57% (0.05)% 0.07% 0.00%(g)
Gross Expenses(e)(f) 1.37% 1.45% 1.40% 1.38% 1.31% 1.38%
Supplemental Data:
Net Assets at end of period (000's) $29,215 $24,439 $21,471 $24,479 $40,600 $27,519
Portfolio Turnover(c)(h) 20% 37% 35% 36% 41% 40%
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) Amount is less than $0.005 per share.
(c) Not annualized for periods less than one year.
(d) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(e) Annualized for periods less than one year.
(f) Does not include acquired fund fees and expenses, if any.
(g) Amount is less than 0.005%.
(h) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Victory Portfolios
For a Share Outstanding Throughout Each Period
Financial Highlights — continued
See notes to financial statements.
Victory Integrity Discovery Fund
Member Class
Six Months
Ended
December
31, 2024
(Unaudited)
Year
Ended
June 30, 2024
Year
Ended
June 30, 2023
Year
Ended
June 30, 2022
November 3,
2020(a)
through
June 30, 2021
Net Asset Value, Beginning of Period $39.93 $35.70 $36.80 $45.58 $26.37
Investment Activities:
Net investment income (loss)(b) 0.08 0.07 0.17 (0.04) (0.30)
Net realized and unrealized gains (losses) 4.69 4.76 2.14 (6.60) 19.51
Total from Investment Activities 4.77 4.83 2.31 (6.64) 19.21
Distributions to Shareholders from:
Net investment income (0.05) (0.21) — — —
Net realized gains (3.82) (0.39) (3.41) (2.14) —
Total Distributions (3.87) (0.60) (3.41) (2.14) —
Net Asset Value, End of Period $40.83 $39.93 $35.70 $36.80 $45.58
Total Return(c)(d) 11.51% 13.58% 6.15% (15.17)% 72.85%
Ratios to Average Net Assets:
Net Expenses(e)(f) 1.50% 1.50% 1.50% 1.50% 1.50%
Net Investment Income (Loss)(e) 0.35% 0.17% 0.46% (0.10)% (1.04)%
Gross Expenses(e)(f) 1.82% 1.88% 1.82% 1.99% 5.05%
Supplemental Data:
Net Assets at end of period (000's) $3,295 $3,397 $3,377 $3,232 $2,172
Portfolio Turnover(c)(g) 20% 37% 35% 36% 41%
(a) Commencement of operations.
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c) Not annualized for periods less than one year.
(d) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(e) Annualized for periods less than one year.
(f) Does not include acquired fund fees and expenses, if any.
(g) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Victory Portfolios
Financial Highlights — continued
For a Share Outstanding Throughout Each Period
84
See notes to financial statements.
Victory Integrity Mid-Cap Value Fund
Class A
Six Months
Ended
December
31, 2024
(Unaudited)
Year
Ended
June 30, 2024
Year
Ended
June 30, 2023
Year
Ended
June 30, 2022
Year
Ended
June 30, 2021
Year
Ended
June 30, 2020
Net Asset Value, Beginning of Period $24.66 $22.73 $21.11 $23.72 $15.30 $17.86
Investment Activities:
Net investment income (loss)(a) 0.13 0.19 0.19 0.21 0.13 0.24
Net realized and unrealized gains (losses) 1.24 2.41 2.67 (1.66) 8.74 (2.70)
Total from Investment Activities 1.37 2.60 2.86 (1.45) 8.87 (2.46)
Distributions to Shareholders from:
Net investment income (0.30) (0.09) (0.28) — (0.37) (0.10)
Net realized gains (3.55) (0.58) (0.96) (1.16) — —
Return of capital — — — — (0.08) —
Total Distributions (3.85) (0.67) (1.24) (1.16) (0.45) (0.10)
Net Asset Value, End of Period $22.18 $24.66 $22.73 $21.11 $23.72 $15.30
Total Return (excludes sales charge)(b)(c) 4.99% 11.72% 13.83% (6.56)% 58.66% (13.90)%
Ratios to Average Net Assets:
Net Expenses(d)(e) 1.00% 1.00% 1.00% 1.00% 1.00% 1.00%
Net Investment Income (Loss)(d) 0.97% 0.81% 0.86% 0.90% 0.64% 1.40%
Gross Expenses(d)(e) 1.33% 1.37% 1.35% 1.42% 1.37% 1.43%
Supplemental Data:
Net Assets at end of period (000's) $25,511 $25,867 $25,184 $19,898 $12,542 $8,574
Portfolio Turnover(b)(f) 23% 75% 57% 70% 67% 82%
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) Not annualized for periods less than one year.
(c) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(d) Annualized for periods less than one year.
(e) Does not include acquired fund fees and expenses, if any.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Victory Portfolios
For a Share Outstanding Throughout Each Period
Financial Highlights — continued
See notes to financial statements.
Victory Integrity Mid-Cap Value Fund
Class C
Six Months
Ended
December
31, 2024
(Unaudited)
Year
Ended
June 30, 2024
Year
Ended
June 30, 2023
Year
Ended
June 30, 2022
Year
Ended
June 30, 2021
November 4,
2019(a)
through
June 30, 2020
Net Asset Value, Beginning of Period $24.46 $22.63 $21.03 $23.81 $15.37 $18.75
Investment Activities:
Net investment income (loss)(b) 0.03 0.01 0.02 0.03 (0.05) 0.11
Net realized and unrealized gains (losses) 1.23 2.40 2.66 (1.65) 8.82 (3.39)
Total from Investment Activities 1.26 2.41 2.68 (1.62) 8.77 (3.28)
Distributions to Shareholders from:
Net investment income (0.18) — (0.12) — (0.27) (0.10)
Net realized gains (3.55) (0.58) (0.96) (1.16) — —
Return of capital — — — — (0.06) —
Total Distributions (3.73) (0.58) (1.08) (1.16) (0.33) (0.10)
Net Asset Value, End of Period $21.99 $24.46 $22.63 $21.03 $23.81 $15.37
Total Return (excludes contingent deferred sales
charge)(c)(d) 4.56% 10.90% 12.98% (7.26)% 57.43% (17.55)%
Ratios to Average Net Assets:
Net Expenses(e)(f) 1.75% 1.75% 1.75% 1.75% 1.75% 1.75%
Net Investment Income (Loss)(e) 0.26% 0.06% 0.11% 0.14% (0.25)% 1.02%
Gross Expenses(e)(f) 16.31% 15.97% 13.08% 2.82% 16.27% 43.95%
Supplemental Data:
Net Assets at end of period (000's) $121 $98 $99 $83 $78 $44
Portfolio Turnover(c)(g) 23% 75% 57% 70% 67% 82%
(a) Commencement of operations.
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c) Not annualized for periods less than one year.
(d) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(e) Annualized for periods less than one year.
(f) Does not include acquired fund fees and expenses, if any.
(g) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Victory Portfolios
Financial Highlights — continued
For a Share Outstanding Throughout Each Period
86
See notes to financial statements.
Victory Integrity Mid-Cap Value Fund
Class R6
Six Months
Ended
December
31, 2024
(Unaudited)
Year
Ended
June 30, 2024
Year
Ended
June 30, 2023
Year
Ended
June 30, 2022
Year
Ended
June 30, 2021
Year
Ended
June 30, 2020
Net Asset Value, Beginning of Period $25.06 $23.07 $21.40 $23.99 $15.47 $18.02
Investment Activities:
Net investment income (loss)(a) 0.18 0.28 0.28 0.31 0.19 0.33
Net realized and unrealized gains (losses) 1.25 2.47 2.71 (1.69) 8.85 (2.74)
Total from Investment Activities 1.43 2.75 2.99 (1.38) 9.04 (2.41)
Distributions to Shareholders from:
Net investment income (0.39) (0.18) (0.36) (0.05) (0.43) (0.14)
Net realized gains (3.55) (0.58) (0.96) (1.16) — —
Return of capital — — — — (0.09) —
Total Distributions (3.94) (0.76) (1.32) (1.21) (0.52) (0.14)
Net Asset Value, End of Period $22.55 $25.06 $23.07 $21.40 $23.99 $15.47
Total Return(b)(c) 5.15% 12.20% 14.29% (6.21)% 59.24% (13.53)%
Ratios to Average Net Assets:
Net Expenses(d)(e) 0.60% 0.60% 0.60% 0.60% 0.60% 0.60%
Net Investment Income (Loss)(d) 1.37% 1.20% 1.26% 1.28% 0.94% 1.93%
Gross Expenses(d)(e) 0.86% 0.87% 0.87% 0.87% 0.88% 0.88%
Supplemental Data:
Net Assets at end of period (000's) $209,924 $212,708 $232,401 $207,959 $226,652 $184,503
Portfolio Turnover(b)(f) 23% 75% 57% 70% 67% 82%
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) Not annualized for periods less than one year.
(c) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(d) Annualized for periods less than one year.
(e) Does not include acquired fund fees and expenses, if any.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Victory Portfolios
For a Share Outstanding Throughout Each Period
Financial Highlights — continued
See notes to financial statements.
Victory Integrity Mid-Cap Value Fund
Class Y
Six Months
Ended
December
31, 2024
(Unaudited)
Year
Ended
June 30, 2024
Year
Ended
June 30, 2023
Year
Ended
June 30, 2022
Year
Ended
June 30, 2021
Year
Ended
June 30, 2020
Net Asset Value, Beginning of Period $25.00 $23.03 $21.36 $23.95 $15.44 $18.02
Investment Activities:
Net investment income (loss)(a) 0.16 0.25 0.25 0.28 0.06 0.25
Net realized and unrealized gains (losses) 1.26 2.44 2.70 (1.70) 8.94 (2.68)
Total from Investment Activities 1.42 2.69 2.95 (1.42) 9.00 (2.43)
Distributions to Shareholders from:
Net investment income (0.36) (0.14) (0.32) (0.01) (0.41) (0.15)
Net realized gains (3.55) (0.58) (0.96) (1.16) — —
Return of capital — — — — (0.08) —
Total Distributions (3.91) (0.72) (1.28) (1.17) (0.49) (0.15)
Net Asset Value, End of Period $22.51 $25.00 $23.03 $21.36 $23.95 $15.44
Total Return(b)(c) 5.09% 11.98% 14.14% (6.35)% 59.03% (13.67)%
Ratios to Average Net Assets:
Net Expenses(d)(e) 0.75% 0.75% 0.75% 0.75% 0.75% 0.75%
Net Investment Income (Loss)(d) 1.24% 1.06% 1.12% 1.18% 0.29% 1.46%
Gross Expenses(d)(e) 0.99% 1.01% 1.04% 1.03% 1.08% 1.21%
Supplemental Data:
Net Assets at end of period (000's) $68,669 $62,417 $59,183 $45,535 $25,003 $9,352
Portfolio Turnover(b)(f) 23% 75% 57% 70% 67% 82%
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) Not annualized for periods less than one year.
(c) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(d) Annualized for periods less than one year.
(e) Does not include acquired fund fees and expenses, if any.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Victory Portfolios
Financial Highlights — continued
For a Share Outstanding Throughout Each Period
88
See notes to financial statements.
Victory Integrity Mid-Cap Value Fund
Member Class
Six Months
Ended
December
31, 2024
(Unaudited)
Year
Ended
June 30, 2024
Year
Ended
June 30, 2023
Year
Ended
June 30, 2022
November 3,
2020(a)
through
June 30, 2021
Net Asset Value, Beginning of Period $25.14 $23.15 $21.47 $24.08 $16.94
Investment Activities:
Net investment income (loss)(b) 0.15 0.22 0.23 0.27 (0.26)
Net realized and unrealized gains (losses) 1.26 2.47 2.72 (1.72) 7.58
Total from Investment Activities 1.41 2.69 2.95 (1.45) 7.32
Distributions to Shareholders from:
Net investment income (0.34) (0.12) (0.31) — (0.17)
Net realized gains (3.55) (0.58) (0.96) (1.16) —
Return of capital — — — — (0.01)
Total Distributions (3.89) (0.70) (1.27) (1.16) (0.18)
Net Asset Value, End of Period $22.66 $25.14 $23.15 $21.47 $24.08
Total Return(c)(d) 5.02% 11.91% 14.02% (6.46)% 43.46%
Ratios to Average Net Assets:
Net Expenses(e)(f) 0.85% 0.85% 0.85% 0.85% 0.85%
Net Investment Income (Loss)(e) 1.13% 0.95% 1.04% 1.11% (1.69)%
Gross Expenses(e)(f) 1.38% 1.42% 1.53% 1.97% 8.67%
Supplemental Data:
Net Assets at end of period (000's) $3,831 $3,962 $3,719 $2,385 $845
Portfolio Turnover(c)(g) 23% 75% 57% 70% 67%
(a) Commencement of operations.
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c) Not annualized for periods less than one year.
(d) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(e) Annualized for periods less than one year.
(f) Does not include acquired fund fees and expenses, if any.
(g) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Victory Portfolios
For a Share Outstanding Throughout Each Period
Financial Highlights — continued
See notes to financial statements.
Victory Integrity Small-Cap Value Fund
Class A
Six Months
Ended
December
31, 2024
(Unaudited)
Year
Ended
June 30, 2024
Year
Ended
June 30, 2023
Year
Ended
June 30, 2022
Year
Ended
June 30, 2021
Year
Ended
June 30, 2020
Net Asset Value, Beginning of Period $33.07 $33.19 $32.51 $43.97 $24.40 $32.37
Investment Activities:
Net investment income (loss)(a) 0.19 0.29 0.24 0.03 (0.01) 0.03
Net realized and unrealized gains (losses) 1.50 3.04 4.82 (4.51) 19.61 (7.86)
Total from Investment Activities 1.69 3.33 5.06 (4.48) 19.60 (7.83)
Distributions to Shareholders from:
Net investment income (0.48) (0.31) (0.05) (0.04) (0.03) —
Net realized gains (5.02) (3.14) (4.33) (6.94) — (0.14)
Total Distributions (5.50) (3.45) (4.38) (6.98) (0.03) (0.14)
Net Asset Value, End of Period $29.26 $33.07 $33.19 $32.51 $43.97 $24.40
Total Return (excludes sales charge)(b)(c) 4.20% 10.42% 16.23% (12.11)% 80.37% (24.33)%
Ratios to Average Net Assets:
Net Expenses(d)(e) 1.42% 1.44% 1.43% 1.50% 1.50% 1.48%
Net Investment Income (Loss)(d) 1.12% 0.88% 0.71% 0.08% (0.02)% 0.10%
Gross Expenses(d)(e) 1.42% 1.44% 1.43% 1.50% 1.50% 1.48%
Supplemental Data:
Net Assets at end of period (000's) $69,966 $67,444 $71,905 $69,687 $91,203 $79,429
Portfolio Turnover(b)(f) 21% 62%(g) 61% 58% 56% 80%
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) Not annualized for periods less than one year.
(c) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(d) Annualized for periods less than one year.
(e) Does not include acquired fund fees and expenses, if any.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.
(g) Excludes impact of in-kind transactions.

Victory Portfolios
Financial Highlights — continued
For a Share Outstanding Throughout Each Period
90
See notes to financial statements.
Victory Integrity Small-Cap Value Fund
Class C
Six Months
Ended
December
31, 2024
(Unaudited)
Year
Ended
June 30, 2024
Year
Ended
June 30, 2023
Year
Ended
June 30, 2022
Year
Ended
June 30, 2021
Year
Ended
June 30, 2020
Net Asset Value, Beginning of Period $25.01 $25.89 $26.39 $37.22 $20.81 $27.85
Investment Activities:
Net investment income (loss)(a) 0.02 (0.02) (0.05) (0.22) (0.26) (0.17)
Net realized and unrealized gains (losses) 1.20 2.36 3.88 (3.67) 16.67 (6.73)
Total from Investment Activities 1.22 2.34 3.83 (3.89) 16.41 (6.90)
Distributions to Shareholders from:
Net investment income (0.28) (0.08) — — — —
Net realized gains (5.02) (3.14) (4.33) (6.94) — (0.14)
Total Distributions (5.30) (3.22) (4.33) (6.94) — (0.14)
Net Asset Value, End of Period $20.93 $25.01 $25.89 $26.39 $37.22 $20.81
Total Return (excludes contingent deferred sales
charge)(b)(c) 3.69% 9.41% 15.23% (12.77)% 78.86% (24.91)%
Ratios to Average Net Assets:
Net Expenses(d)(e) 2.35% 2.35% 2.29% 2.25% 2.34% 2.25%
Net Investment Income (Loss)(d) 0.17% (0.08)% (0.17)% (0.67)% (0.89)% (0.69)%
Gross Expenses(d)(e) 2.62% 2.38% 2.29% 2.25% 2.34% 2.25%
Supplemental Data:
Net Assets at end of period (000's) $2,479 $2,889 $4,746 $5,667 $7,578 $5,796
Portfolio Turnover(b)(f) 21% 62%(g) 61% 58% 56% 80%
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) Not annualized for periods less than one year.
(c) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(d) Annualized for periods less than one year.
(e) Does not include acquired fund fees and expenses, if any.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.
(g) Excludes impact of in-kind transactions.

Victory Portfolios
For a Share Outstanding Throughout Each Period
Financial Highlights — continued
See notes to financial statements.
Victory Integrity Small-Cap Value Fund
Class R
Six Months
Ended
December
31, 2024
(Unaudited)
Year
Ended
June 30, 2024
Year
Ended
June 30, 2023
Year
Ended
June 30, 2022
Year
Ended
June 30, 2021
Year
Ended
June 30, 2020
Net Asset Value, Beginning of Period $31.09 $31.43 $31.04 $42.35 $23.53 $31.32
Investment Activities:
Net investment income (loss)(a) 0.13 0.19 0.12 (0.07) (0.10) (0.05)
Net realized and unrealized gains (losses) 1.41 2.86 4.60 (4.30) 18.92 (7.60)
Total from Investment Activities 1.54 3.05 4.72 (4.37) 18.82 (7.65)
Distributions to Shareholders from:
Net investment income (0.42) (0.25) — — — —
Net realized gains (5.02) (3.14) (4.33) (6.94) — (0.14)
Total Distributions (5.44) (3.39) (4.33) (6.94) — (0.14)
Net Asset Value, End of Period $27.19 $31.09 $31.43 $31.04 $42.35 $23.53
Total Return(b)(c) 4.03% 10.06% 15.86% (12.32)% 79.91% (24.54)%
Ratios to Average Net Assets:
Net Expenses(d)(e) 1.75% 1.75% 1.75% 1.75% 1.75% 1.75%
Net Investment Income (Loss)(d) 0.78% 0.60% 0.39% (0.18)% (0.29)% (0.19)%
Gross Expenses(d)(e) 1.95% 1.98% 1.99% 1.99% 1.95% 1.86%
Supplemental Data:
Net Assets at end of period (000's) $6,064 $5,689 $4,538 $4,605 $7,099 $5,303
Portfolio Turnover(b)(f) 21% 62%(g) 61% 58% 56% 80%
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) Not annualized for periods less than one year.
(c) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(d) Annualized for periods less than one year.
(e) Does not include acquired fund fees and expenses, if any.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.
(g) Excludes impact of in-kind transactions.

Victory Portfolios
Financial Highlights — continued
For a Share Outstanding Throughout Each Period
92
See notes to financial statements.
Victory Integrity Small-Cap Value Fund
Class R6
Six Months
Ended
December
31, 2024
(Unaudited)
Year
Ended
June 30, 2024
Year
Ended
June 30, 2023
Year
Ended
June 30, 2022
Year
Ended
June 30, 2021
Year
Ended
June 30, 2020
Net Asset Value, Beginning of Period $35.34 $35.21 $34.24 $45.91 $25.43 $33.70
Investment Activities:
Net investment income (loss)(a) 0.30 0.47 0.42 0.26 0.18 0.19
Net realized and unrealized gains (losses) 1.56 3.26 5.09 (4.75) 20.47 (8.18)
Total from Investment Activities 1.86 3.73 5.51 (4.49) 20.65 (7.99)
Distributions to Shareholders from:
Net investment income (0.62) (0.46) (0.21) (0.24) (0.17) (0.14)
Net realized gains (5.02) (3.14) (4.33) (6.94) — (0.14)
Total Distributions (5.64) (3.60) (4.54) (7.18) (0.17) (0.28)
Net Asset Value, End of Period $31.56 $35.34 $35.21 $34.24 $45.91 $25.43
Total Return(b)(c) 4.42% 10.94% 16.78% (11.63)% 81.42% (23.95)%
Ratios to Average Net Assets:
Net Expenses(d)(e) 0.96% 0.96% 0.96% 0.95% 0.96% 0.97%
Net Investment Income (Loss)(d) 1.59% 1.34% 1.19% 0.61% 0.52% 0.64%
Gross Expenses(d)(e) 0.96% 0.96% 0.96% 0.95% 0.96% 0.97%
Supplemental Data:
Net Assets at end of period (000's) $641,416 $668,753 $771,075 $716,271 $1,145,953 $984,938
Portfolio Turnover(b)(f) 21% 62%(g) 61% 58% 56% 80%
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) Not annualized for periods less than one year.
(c) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(d) Annualized for periods less than one year.
(e) Does not include acquired fund fees and expenses, if any.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.
(g) Excludes impact of in-kind transactions.

Victory Portfolios
For a Share Outstanding Throughout Each Period
Financial Highlights — continued
See notes to financial statements.
Victory Integrity Small-Cap Value Fund
Class Y
Six Months
Ended
December
31, 2024
(Unaudited)
Year
Ended
June 30, 2024
Year
Ended
June 30, 2023
Year
Ended
June 30, 2022
Year
Ended
June 30, 2021
Year
Ended
June 30, 2020
Net Asset Value, Beginning of Period $34.99 $34.90 $33.98 $45.62 $25.27 $33.49
Investment Activities:
Net investment income (loss)(a) 0.27 0.42 0.38 0.21 0.13 0.14
Net realized and unrealized gains (losses) 1.57 3.23 5.05 (4.71) 20.34 (8.13)
Total from Investment Activities 1.84 3.65 5.43 (4.50) 20.47 (7.99)
Distributions to Shareholders from:
Net investment income (0.58) (0.42) (0.18) (0.20) (0.12) (0.09)
Net realized gains (5.02) (3.14) (4.33) (6.94) — (0.14)
Total Distributions (5.60) (3.56) (4.51) (7.14) (0.12) (0.23)
Net Asset Value, End of Period $31.23 $34.99 $34.90 $33.98 $45.62 $25.27
Total Return(b)(c) 4.40% 10.84% 16.65% (11.72)% 81.13% (24.04)%
Ratios to Average Net Assets:
Net Expenses(d)(e) 1.06% 1.07% 1.06% 1.07% 1.08% 1.11%
Net Investment Income (Loss)(d) 1.47% 1.21% 1.10% 0.51% 0.36% 0.47%
Gross Expenses(d)(e) 1.06% 1.07% 1.06% 1.07% 1.08% 1.11%
Supplemental Data:
Net Assets at end of period (000's) $474,359 $463,850 $724,723 $606,277 $765,951 $491,836
Portfolio Turnover(b)(f) 21% 62%(g) 61% 58% 56% 80%
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) Not annualized for periods less than one year.
(c) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(d) Annualized for periods less than one year.
(e) Does not include acquired fund fees and expenses, if any.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.
(g) Excludes impact of in-kind transactions.

Victory Portfolios
Financial Highlights — continued
For a Share Outstanding Throughout Each Period
94
See notes to financial statements.
Victory Integrity Small/Mid-Cap Value Fund
Class A
Six Months
Ended
December
31, 2024
(Unaudited)
Year
Ended
June 30, 2024
Year
Ended
June 30, 2023
Year
Ended
June 30, 2022
Year
Ended
June 30, 2021
Year
Ended
June 30, 2020
Net Asset Value, Beginning of Period $22.15 $20.65 $19.70 $22.98 $13.46 $16.70
Investment Activities:
Net investment income (loss)(a) 0.12 0.19 0.18 0.15 0.05 0.10
Net realized and unrealized gains (losses) 1.15 1.77 2.68 (1.99) 9.73 (3.24)
Total from Investment Activities 1.27 1.96 2.86 (1.84) 9.78 (3.14)
Distributions to Shareholders from:
Net investment income (0.19) (0.19) (0.16) (0.05) (0.26) (0.10)
Net realized gains (2.09) (0.27) (1.75) (1.39) — —
Total Distributions (2.28) (0.46) (1.91) (1.44) (0.26) (0.10)
Net Asset Value, End of Period $21.14 $22.15 $20.65 $19.70 $22.98 $13.46
Total Return (excludes sales charge)(b)(c) 5.24% 9.62% 15.08% (8.64)% 73.21% (18.97)%
Ratios to Average Net Assets:
Net Expenses(d)(e) 1.13% 1.13% 1.13% 1.13% 1.13% 1.13%
Net Investment Income (Loss)(d) 1.04% 0.90% 0.90% 0.67% 0.27% 0.67%
Gross Expenses(d)(e) 1.48% 1.51% 1.51% 1.50% 1.68% 1.65%
Supplemental Data:
Net Assets at end of period (000's) $8,861 $8,764 $8,049 $7,149 $6,589 $3,241
Portfolio Turnover(b)(f) 19% 75% 55% 63% 61% 72%
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) Not annualized for periods less than one year.
(c) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(d) Annualized for periods less than one year.
(e) Does not include acquired fund fees and expenses, if any.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Victory Portfolios
For a Share Outstanding Throughout Each Period
Financial Highlights — continued
See notes to financial statements.
Victory Integrity Small/Mid-Cap Value Fund
Class R6
Six Months
Ended
December
31, 2024
(Unaudited)
Year
Ended
June 30, 2024
Year
Ended
June 30, 2023
Year
Ended
June 30, 2022
Year
Ended
June 30, 2021
Year
Ended
June 30, 2020
Net Asset Value, Beginning of Period $22.55 $21.01 $20.00 $23.30 $13.64 $16.91
Investment Activities:
Net investment income (loss)(a) 0.16 0.26 0.25 0.22 0.14 0.15
Net realized and unrealized gains (losses) 1.17 1.79 2.73 (2.02) 9.82 (3.28)
Total from Investment Activities 1.33 2.05 2.98 (1.80) 9.96 (3.13)
Distributions to Shareholders from:
Net investment income (0.25) (0.24) (0.22) (0.11) (0.30) (0.14)
Net realized gains (2.09) (0.27) (1.75) (1.39) — —
Total Distributions (2.34) (0.51) (1.97) (1.50) (0.30) (0.14)
Net Asset Value, End of Period $21.54 $22.55 $21.01 $20.00 $23.30 $13.64
Total Return(b)(c) 5.37% 9.98% 15.47% (8.38)% 73.68% (18.70)%
Ratios to Average Net Assets:
Net Expenses(d)(e) 0.83% 0.83% 0.83% 0.83% 0.83% 0.83%
Net Investment Income (Loss)(d) 1.35% 1.21% 1.21% 0.97% 0.72% 0.97%
Gross Expenses(d)(e) 0.91% 0.94% 0.93% 0.93% 0.94% 0.97%
Supplemental Data:
Net Assets at end of period (000's) $280,790 $256,829 $191,098 $151,752 $143,273 $80,284
Portfolio Turnover(b)(f) 19% 75% 55% 63% 61% 72%
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) Not annualized for periods less than one year.
(c) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(d) Annualized for periods less than one year.
(e) Does not include acquired fund fees and expenses, if any.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Victory Portfolios
Financial Highlights — continued
For a Share Outstanding Throughout Each Period
96
See notes to financial statements.
Victory Integrity Small/Mid-Cap Value Fund
Class Y
Six Months
Ended
December
31, 2024
(Unaudited)
Year
Ended
June 30, 2024
Year
Ended
June 30, 2023
Year
Ended
June 30, 2022
Year
Ended
June 30, 2021
Year
Ended
June 30, 2020
Net Asset Value, Beginning of Period $22.46 $20.93 $19.93 $23.23 $13.60 $16.86
Investment Activities:
Net investment income (loss)(a) 0.15 0.24 0.23 0.21 0.12 0.14
Net realized and unrealized gains (losses) 1.16 1.80 2.73 (2.02) 9.81 (3.27)
Total from Investment Activities 1.31 2.04 2.96 (1.81) 9.93 (3.13)
Distributions to Shareholders from:
Net investment income (0.24) (0.24) (0.21) (0.10) (0.30) (0.13)
Net realized gains (2.09) (0.27) (1.75) (1.39) — —
Total Distributions (2.33) (0.51) (1.96) (1.49) (0.30) (0.13)
Net Asset Value, End of Period $21.44 $22.46 $20.93 $19.93 $23.23 $13.60
Total Return(b)(c) 5.34% 9.88% 15.42% (8.45)% 73.61% (18.73)%
Ratios to Average Net Assets:
Net Expenses(d)(e) 0.88% 0.88% 0.88% 0.88% 0.88% 0.88%
Net Investment Income (Loss)(d) 1.29% 1.14% 1.14% 0.91% 0.66% 0.92%
Gross Expenses(d)(e) 1.01% 0.99% 0.98% 0.97% 0.98% 1.01%
Supplemental Data:
Net Assets at end of period (000's) $34,670 $34,469 $47,787 $46,579 $56,537 $32,572
Portfolio Turnover(b)(f) 19% 75% 55% 63% 61% 72%
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) Not annualized for periods less than one year.
(c) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(d) Annualized for periods less than one year.
(e) Does not include acquired fund fees and expenses, if any.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Victory Portfolios
For a Share Outstanding Throughout Each Period
Financial Highlights — continued
See notes to financial statements.
Victory Integrity Small/Mid-Cap Value Fund
Member Class
Six Months
Ended
December
31, 2024
(Unaudited)
Year
Ended
June 30, 2024
Year
Ended
June 30, 2023
Year
Ended
June 30, 2022
November 3,
2020(a)
through
June 30, 2021
Net Asset Value, Beginning of Period $22.39 $20.86 $19.87 $23.18 $14.86
Investment Activities:
Net investment income (loss)(b) 0.15 0.23 0.22 0.21 (0.27)
Net realized and unrealized gains (losses) 1.15 1.79 2.72 (2.04) 8.73
Total from Investment Activities 1.30 2.02 2.94 (1.83) 8.46
Distributions to Shareholders from:
Net investment income (0.23) (0.22) (0.20) (0.09) (0.14)
Net realized gains (2.09) (0.27) (1.75) (1.39) —
Total Distributions (2.32) (0.49) (1.95) (1.48) (0.14)
Net Asset Value, End of Period $21.37 $22.39 $20.86 $19.87 $23.18
Total Return(c)(d) 5.30% 9.84% 15.28% (8.50)% 57.17%
Ratios to Average Net Assets:
Net Expenses(e)(f) 0.95% 0.95% 0.95% 0.95% 0.95%
Net Investment Income (Loss)(e) 1.24% 1.07% 1.08% 0.90% (1.84)%
Gross Expenses(e)(f) 1.33% 1.38% 1.40% 1.59% 4.39%
Supplemental Data:
Net Assets at end of period (000's) $6,672 $5,858 $6,040 $5,054 $2,388
Portfolio Turnover(c)(g) 19% 75% 55% 63% 61%
(a) Commencement of operations.
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c) Not annualized for periods less than one year.
(d) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(e) Annualized for periods less than one year.
(f) Does not include acquired fund fees and expenses, if any.
(g) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Victory Portfolios
Financial Highlights — continued
For a Share Outstanding Throughout Each Period
98
See notes to financial statements.
Victory Munder Multi-Cap Fund
Class A
Six Months
Ended
December
31, 2024
(Unaudited)
Year
Ended
June 30, 2024
Year
Ended
June 30, 2023
Year
Ended
June 30, 2022
Year
Ended
June 30, 2021
Year
Ended
June 30, 2020
Net Asset Value, Beginning of Period $54.75 $46.61 $43.96 $53.57 $38.28 $38.75
Investment Activities:
Net investment income (loss)(a) (0.14) (0.14) 0.01 —(b) (0.09) 0.03
Net realized and unrealized gains (losses) 4.85 10.48 8.74 (3.48) 15.41 0.65
Total from Investment Activities 4.71 10.34 8.75 (3.48) 15.32 0.68
Distributions to Shareholders from:
Net investment income — (0.01) —(b) — (0.03) (0.10)
Net realized gains (4.77) (2.19) (6.10) (6.13) — (1.05)
Total Distributions (4.77) (2.20) (6.10) (6.13) (0.03) (1.15)
Net Asset Value, End of Period $54.69 $54.75 $46.61 $43.96 $53.57 $38.28
Total Return (excludes sales charge)(c)(d) 8.29% 23.03% 21.82% (8.71)% 40.04% 1.53%
Ratios to Average Net Assets:
Net Expenses(e)(f) 1.23% 1.26% 1.29% 1.28% 1.35% 1.35%
Net Investment Income (Loss)(e) (0.48)% (0.28)% 0.01% 0.00%(g) (0.20)% 0.09%
Gross Expenses(e)(f) 1.23% 1.26% 1.29% 1.28% 1.35% 1.35%
Supplemental Data:
Net Assets at end of period (000's) $437,281 $425,370 $373,676 $332,533 $393,769 $311,642
Portfolio Turnover(c)(h) 45% 75% 83% 64% 70% 100%
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) Amount is less than $0.005 per share.
(c) Not annualized for periods less than one year.
(d) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(e) Annualized for periods less than one year.
(f) Does not include acquired fund fees and expenses, if any.
(g) Amount is less than 0.005%.
(h) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Victory Portfolios
For a Share Outstanding Throughout Each Period
Financial Highlights — continued
See notes to financial statements.
Victory Munder Multi-Cap Fund
Class C
Six Months
Ended
December
31, 2024
(Unaudited)
Year
Ended
June 30, 2024
Year
Ended
June 30, 2023
Year
Ended
June 30, 2022
Year
Ended
June 30, 2021
Year
Ended
June 30, 2020
Net Asset Value, Beginning of Period $36.07 $31.69 $31.96 $40.76 $29.35 $30.10
Investment Activities:
Net investment income (loss)(a) (0.26) (0.39) (0.27) (0.35) (0.35) (0.22)
Net realized and unrealized gains (losses) 3.23 6.96 6.10 (2.32) 11.76 0.52
Total from Investment Activities 2.97 6.57 5.83 (2.67) 11.41 0.30
Distributions to Shareholders from:
Net investment income — — —(b) — — —
Net realized gains (4.77) (2.19) (6.10) (6.13) — (1.05)
Total Distributions (4.77) (2.19) (6.10) (6.13) — (1.05)
Net Asset Value, End of Period $34.27 $36.07 $31.69 $31.96 $40.76 $29.35
Total Return (excludes contingent deferred sales
charge)(c)(d) 7.79% 21.92% 20.78% (9.53)% 38.88% 0.69%
Ratios to Average Net Assets:
Net Expenses(e)(f) 2.16% 2.16% 2.16% 2.16% 2.16% 2.18%
Net Investment Income (Loss)(e) (1.40)% (1.19)% (0.85)% (0.88)% (1.00)% (0.73)%
Gross Expenses(e)(f) 2.38% 2.76% 2.38% 2.37% 2.32% 2.20%
Supplemental Data:
Net Assets at end of period (000's) $3,736 $3,244 $2,625 $3,287 $4,339 $5,769
Portfolio Turnover(c)(g) 45% 75% 83% 64% 70% 100%
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) Amount is less than $0.005 per share.
(c) Not annualized for periods less than one year.
(d) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(e) Annualized for periods less than one year.
(f) Does not include acquired fund fees and expenses, if any.
(g) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Victory Portfolios
Financial Highlights — continued
For a Share Outstanding Throughout Each Period
100
See notes to financial statements.
Victory Munder Multi-Cap Fund
Class Y
Six Months
Ended
December
31, 2024
(Unaudited)
Year
Ended
June 30, 2024
Year
Ended
June 30, 2023
Year
Ended
June 30, 2022
Year
Ended
June 30, 2021
Year
Ended
June 30, 2020
Net Asset Value, Beginning of Period $62.37 $52.76 $48.98 $58.88 $42.05 $42.42
Investment Activities:
Net investment income (loss)(a) (0.06) 0.01 0.17 0.19 0.08 0.19
Net realized and unrealized gains (losses) 5.49 11.92 9.83 (3.96) 16.93 0.72
Total from Investment Activities 5.43 11.93 10.00 (3.77) 17.01 0.91
Distributions to Shareholders from:
Net investment income — (0.13) (0.12) — (0.18) (0.23)
Net realized gains (4.77) (2.19) (6.10) (6.13) — (1.05)
Total Distributions (4.77) (2.32) (6.22) (6.13) (0.18) (1.28)
Net Asset Value, End of Period $63.03 $62.37 $52.76 $48.98 $58.88 $42.05
Total Return(b)(c) 8.44% 23.42% 22.20% (8.41)% 40.51% 1.92%
Ratios to Average Net Assets:
Net Expenses(d)(e) 0.95% 0.97% 0.96% 0.96% 0.99% 0.99%
Net Investment Income (Loss)(d) (0.19)% 0.02% 0.34% 0.32% 0.16% 0.46%
Gross Expenses(d)(e) 0.95% 0.97% 0.96% 0.96% 0.99% 0.99%
Supplemental Data:
Net Assets at end of period (000's) $44,700 $41,472 $36,911 $35,063 $40,374 $30,258
Portfolio Turnover(b)(f) 45% 75% 83% 64% 70% 100%
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) Not annualized for periods less than one year.
(c) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(d) Annualized for periods less than one year.
(e) Does not include acquired fund fees and expenses, if any.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Victory Portfolios
For a Share Outstanding Throughout Each Period
Financial Highlights — continued
See notes to financial statements.
Victory S&P 500 Index Fund
Class A
Six Months
Ended
December
31, 2024
(Unaudited)
Year
Ended
June 30, 2024
Year
Ended
June 30, 2023
Year
Ended
June 30, 2022
Year
Ended
June 30, 2021
Year
Ended
June 30, 2020
Net Asset Value, Beginning of Period $27.33 $23.37 $21.24 $25.84 $19.80 $21.07
Investment Activities:
Net investment income (loss)(a) 0.12 0.24 0.25 0.23 0.22 0.29
Net realized and unrealized gains (losses) 2.28 5.12 3.56 (2.72) 7.43 1.20
Total from Investment Activities 2.40 5.36 3.81 (2.49) 7.65 1.49
Distributions to Shareholders from:
Net investment income (0.12) (0.25) (0.25) (0.21) (0.24) (0.28)
Net realized gains (4.09) (1.15) (1.43) (1.90) (1.37) (2.48)
Total Distributions (4.21) (1.40) (1.68) (2.11) (1.61) (2.76)
Net Asset Value, End of Period $25.52 $27.33 $23.37 $21.24 $25.84 $19.80
Total Return (excludes sales charge)(b)(c) 8.37% 23.87% 18.88% (11.11)% 40.00% 6.96%
Ratios to Average Net Assets:
Net Expenses(d)(e) 0.53% 0.53% 0.54% 0.53% 0.55% 0.55%
Net Investment Income (Loss)(d) 0.84% 1.00% 1.14% 0.89% 0.97% 1.42%
Gross Expenses(d)(e) 0.53% 0.53% 0.54% 0.53% 0.55% 0.55%
Supplemental Data:
Net Assets at end of period (000's) $200,396 $194,342 $167,870 $156,112 $194,818 $153,714
Portfolio Turnover(b)(f) 3% 4% 2% 5% 3% 4%
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) Not annualized for periods less than one year.
(c) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(d) Annualized for periods less than one year.
(e) Does not include acquired fund fees and expenses, if any.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Victory Portfolios
Financial Highlights — continued
For a Share Outstanding Throughout Each Period
102
See notes to financial statements.
Victory S&P 500 Index Fund
Class R
Six Months
Ended
December
31, 2024
(Unaudited)
Year
Ended
June 30, 2024
Year
Ended
June 30, 2023
Year
Ended
June 30, 2022
Year
Ended
June 30, 2021
Year
Ended
June 30, 2020
Net Asset Value, Beginning of Period $27.17 $23.25 $21.15 $25.74 $19.74 $21.01
Investment Activities:
Net investment income (loss)(a) 0.07 0.16 0.17 0.13 0.13 0.21
Net realized and unrealized gains (losses) 2.27 5.08 3.54 (2.70) 7.39 1.21
Total from Investment Activities 2.34 5.24 3.71 (2.57) 7.52 1.42
Distributions to Shareholders from:
Net investment income (0.08) (0.17) (0.18) (0.12) (0.15) (0.21)
Net realized gains (4.09) (1.15) (1.43) (1.90) (1.37) (2.48)
Total Distributions (4.17) (1.32) (1.61) (2.02) (1.52) (2.69)
Net Asset Value, End of Period $25.34 $27.17 $23.25 $21.15 $25.74 $19.74
Total Return(b)(c) 8.15% 23.48% 18.39% (11.43)% 39.38% 6.57%
Ratios to Average Net Assets:
Net Expenses(d)(e) 0.87% 0.87% 0.92% 0.92% 0.95% 0.95%
Net Investment Income (Loss)(d) 0.50% 0.66% 0.77% 0.50% 0.57% 1.02%
Gross Expenses(d)(e) 0.87% 0.87% 0.92% 0.92% 0.95% 0.95%
Supplemental Data:
Net Assets at end of period (000's) $37,044 $32,594 $21,717 $17,735 $17,907 $13,726
Portfolio Turnover(b)(f) 3% 4% 2% 5% 3% 4%
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) Not annualized for periods less than one year.
(c) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(d) Annualized for periods less than one year.
(e) Does not include acquired fund fees and expenses, if any.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Victory Portfolios
For a Share Outstanding Throughout Each Period
Financial Highlights — continued
See notes to financial statements.
Victory S&P 500 Index Fund
Class Y
Six Months
Ended
December
31, 2024
(Unaudited)
Year
Ended
June 30, 2024
Year
Ended
June 30, 2023
Year
Ended
June 30, 2022
Year
Ended
June 30, 2021
Year
Ended
June 30, 2020
Net Asset Value, Beginning of Period $27.63 $23.61 $21.44 $26.07 $19.96 $21.22
Investment Activities:
Net investment income (loss)(a) 0.13 0.26 0.27 0.25 0.25 0.32
Net realized and unrealized gains (losses) 2.29 5.18 3.60 (2.75) 7.49 1.21
Total from Investment Activities 2.42 5.44 3.87 (2.50) 7.74 1.53
Distributions to Shareholders from:
Net investment income (0.11) (0.27) (0.27) (0.23) (0.26) (0.31)
Net realized gains (4.09) (1.15) (1.43) (1.90) (1.37) (2.48)
Total Distributions (4.20) (1.42) (1.70) (2.13) (1.63) (2.79)
Net Asset Value, End of Period $25.85 $27.63 $23.61 $21.44 $26.07 $19.96
Total Return(b)(c) 8.38% 23.97% 18.98% (11.06)% 40.16% 7.07%
Ratios to Average Net Assets:
Net Expenses(d)(e) 0.49% 0.46% 0.46% 0.44% 0.45% 0.43%
Net Investment Income (Loss)(d) 0.88% 1.06% 1.22% 0.98% 1.07% 1.56%
Gross Expenses(d)(e) 0.49% 0.46% 0.46% 0.44% 0.45% 0.43%
Supplemental Data:
Net Assets at end of period (000's) $28,934 $57,927 $49,645 $49,382 $56,607 $46,072
Portfolio Turnover(b)(f) 3% 4% 2% 5% 3% 4%
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) Not annualized for periods less than one year.
(c) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(d) Annualized for periods less than one year.
(e) Does not include acquired fund fees and expenses, if any.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Victory Portfolios
Financial Highlights — continued
For a Share Outstanding Throughout Each Period
104
See notes to financial statements.
Victory Munder Mid-Cap Core Growth Fund
Class A
Six Months
Ended
December
31, 2024
(Unaudited)
Year
Ended
June 30, 2024
Year
Ended
June 30, 2023
Year
Ended
June 30, 2022
Year
Ended
June 30, 2021
Year
Ended
June 30, 2020
Net Asset Value, Beginning of Period $9.57 $9.14 $9.53 $15.41 $11.76 $22.95
Investment Activities:
Net investment income (loss)(a) (0.01) (0.04) (0.03) (0.05) (0.09) (0.07)
Net realized and unrealized gains (losses) 0.64 1.05 1.07 (1.67) 5.40 0.01
Total from Investment Activities 0.63 1.01 1.04 (1.72) 5.31 (0.06)
Distributions to Shareholders from:
Net investment income — — — —(b) — —
Net realized gains (1.94) (0.58) (1.43) (4.16) (1.66) (11.13)
Total Distributions (1.94) (0.58) (1.43) (4.16) (1.66) (11.13)
Net Asset Value, End of Period $8.26 $9.57 $9.14 $9.53 $15.41 $11.76
Total Return (excludes sales charge)(c)(d) 5.75% 11.53% 11.33% (16.84)% 47.52% (3.04)%
Ratios to Average Net Assets:
Net Expenses(e)(f) 1.28% 1.27% 1.28% 1.26% 1.27% 1.29%
Net Investment Income (Loss)(e) (0.24)% (0.41)% (0.27)% (0.35)% (0.62)% (0.40)%
Gross Expenses(e)(f) 1.28% 1.27% 1.28% 1.26% 1.27% 1.29%
Supplemental Data:
Net Assets at end of period (000's) $140,976 $147,194 $147,859 $157,570 $216,453 $186,571
Portfolio Turnover(c)(g) 38% 53% 60% 80% 103% 86%
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) Amount is less than $0.005 per share.
(c) Not annualized for periods less than one year.
(d) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(e) Annualized for periods less than one year.
(f) Does not include acquired fund fees and expenses, if any.
(g) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Victory Portfolios
For a Share Outstanding Throughout Each Period
Financial Highlights — continued
See notes to financial statements.
Victory Munder Mid-Cap Core Growth Fund
Class C
Six Months
Ended
December
31, 2024(a)
(Unaudited)
Year
Ended
June 30,
2024(a)
Year
Ended
June 30,
2023(a)
Year
Ended
June 30,
2022(a)
Year
Ended
June 30,
2021(a)
Year
Ended
June 30,
2020(a)
Net Asset Value, Beginning of Period $9.41 $9.06 $9.54 $47.25 $44.12 $143.63
Investment Activities:
Net investment income (loss)(b) (0.06) (0.12) (0.10) (0.27) (0.63) (0.90)
Net realized and unrealized gains (losses) 0.63 1.05 1.05 —(c) 18.70 1.56
Total from Investment Activities 0.57 0.93 0.95 (0.27) 18.07 0.66
Distributions to Shareholders from:
Net investment income — — — —(c) — —
Net realized gains (1.94) (0.58) (1.43) (37.44) (14.94) (100.17)
Total Distributions (1.94) (0.58) (1.43) (37.44) (14.94) (100.17)
Net Asset Value, End of Period $8.04 $9.41 $9.06 $9.54 $47.25 $44.12
Total Return (excludes contingent deferred sales
charge)(d)(e) 5.21% 10.71% 10.29% (17.53)% 46.51% (3.82)%
Ratios to Average Net Assets:
Net Expenses(f)(g) 2.12% 2.12% 2.12% 2.12% 2.06% 2.03%
Net Investment Income (Loss)(f) (1.13)% (1.28)% (1.11)% (1.23)% (1.40)% (1.15)%
Gross Expenses(f)(g) 2.92% 2.51% 2.28% 2.15% 2.06% 2.03%
Supplemental Data:
Net Assets at end of period (000's) $1,420 $2,009 $3,775 $4,714 $9,806 $14,053
Portfolio Turnover(d)(h) 38% 53% 60% 80% 103% 86%
(a) Per share amounts adjusted for a 1:9 reverse stock split.
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c) Amount is less than $0.005 per share.
(d) Not annualized for periods less than one year.
(e) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(f) Annualized for periods less than one year.
(g) Does not include acquired fund fees and expenses, if any.
(h) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Victory Portfolios
Financial Highlights — continued
For a Share Outstanding Throughout Each Period
106
See notes to financial statements.
Victory Munder Mid-Cap Core Growth Fund
Class R6
Six Months
Ended
December
31, 2024
(Unaudited)
Year
Ended
June 30, 2024
Year
Ended
June 30, 2023
Year
Ended
June 30, 2022
Year
Ended
June 30, 2021
Year
Ended
June 30, 2020
Net Asset Value, Beginning of Period $14.47 $13.48 $13.38 $19.99 $14.80 $26.00
Investment Activities:
Net investment income (loss)(a) 0.01(b) (—)(c) 0.02 0.01 (0.04) —(c)
Net realized and unrealized gains (losses) 0.93 1.57 1.51 (2.44) 6.89 (0.07)
Total from Investment Activities 0.94 1.57 1.53 (2.43) 6.85 (0.07)
Distributions to Shareholders from:
Net investment income — — — (0.02) — —
Net realized gains (1.94) (0.58) (1.43) (4.16) (1.66) (11.13)
Total Distributions (1.94) (0.58) (1.43) (4.18) (1.66) (11.13)
Net Asset Value, End of Period $13.47 $14.47 $13.48 $13.38 $19.99 $14.80
Total Return(d)(e) 5.96% 11.98% 11.75% (16.53)% 48.19% (2.60)%
Ratios to Average Net Assets:
Net Expenses(f)(g) 0.89% 0.89% 0.88% 0.87% 0.87% 0.86%
Net Investment Income (Loss)(f) 0.15% (0.03)% 0.13% 0.04% (0.21)% 0.01%
Gross Expenses(f)(g) 0.89% 0.89% 0.88% 0.87% 0.87% 0.86%
Supplemental Data:
Net Assets at end of period (000's) $63,273 $64,842 $68,898 $70,577 $98,852 $113,104
Portfolio Turnover(d)(h) 38% 53% 60% 80% 103% 86%
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) The amount shown for a share outstanding throughout the period may not correlate with the Statements of Operations for the period due to the class level expenses recognized.
(c) Amount is less than $0.005 per share.
(d) Not annualized for periods less than one year.
(e) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(f) Annualized for periods less than one year.
(g) Does not include acquired fund fees and expenses, if any.
(h) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Victory Portfolios
For a Share Outstanding Throughout Each Period
Financial Highlights — continued
See notes to financial statements.
Victory Munder Mid-Cap Core Growth Fund
Class Y
Six Months
Ended
December
31, 2024
(Unaudited)
Year
Ended
June 30, 2024
Year
Ended
June 30, 2023
Year
Ended
June 30, 2022
Year
Ended
June 30, 2021
Year
Ended
June 30, 2020
Net Asset Value, Beginning of Period $13.41 $12.54 $12.55 $19.00 $14.15 $25.37
Investment Activities:
Net investment income (loss)(a) —(b)(c) (0.02) —(b) (0.02) (0.05) (0.04)
Net realized and unrealized gains (losses) 0.86 1.47 1.42 2.27 6.56 (0.05)
Total from Investment Activities 0.86 1.45 1.42 (2.29) 6.51 (0.09)
Distributions to Shareholders from:
Net realized gains (1.94) (0.58) (1.43) (4.16) (1.66) (11.13)
Total Distributions (1.94) (0.58) (1.43) (4.16) (1.66) (11.13)
Net Asset Value, End of Period $12.33 $13.41 $12.54 $12.55 $19.00 $14.15
Total Return(d)(e) 5.82% 11.92% 11.64% (16.64)% 48.00% (2.76)%
Ratios to Average Net Assets:
Net Expenses(f)(g) 1.00% 1.00% 0.97% 0.98% 0.98% 1.04%
Net Investment Income (Loss)(f) 0.02% (0.14)% 0.04% (0.10)% (0.33)% (0.18)%
Gross Expenses(f)(g) 1.00% 1.00% 0.97% 0.98% 0.98% 1.04%
Supplemental Data:
Net Assets at end of period (000's) $91,635 $104,856 $119,188 $122,169 $242,860 $257,692
Portfolio Turnover(d)(h) 38% 53% 60% 80% 103% 86%
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) Amount is less than $0.005 per share.
(c) The amount shown for a share outstanding throughout the period may not correlate with the Statements of Operations for the period due to the class level expenses recognized.
(d) Not annualized for periods less than one year.
(e) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(f) Annualized for periods less than one year.
(g) Does not include acquired fund fees and expenses, if any.
(h) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Victory Portfolios
Financial Highlights — continued
For a Share Outstanding Throughout Each Period
108
See notes to financial statements.
Victory Trivalent International Fund - Core Equity
Class A
Six Months
Ended
December
31, 2024
(Unaudited)
Year
Ended
June 30, 2024
Year
Ended
June 30, 2023
Year
Ended
June 30, 2022
Year
Ended
June 30, 2021
Year
Ended
June 30, 2020
Net Asset Value, Beginning of Period $8.19 $7.32 $6.51 $8.35 $6.49 $6.87
Investment Activities:
Net investment income (loss)(a) 0.05 0.16 0.15 0.17 0.18 0.12
Net realized and unrealized gains (losses) (0.08) 0.97 0.81 (1.73) 1.77 (0.44)
Total from Investment Activities (0.03) 1.13 0.96 (1.56) 1.95 (0.32)
Distributions to Shareholders from:
Net investment income (0.26) (0.26) (0.15) (0.28) (0.09) (0.06)
Total Distributions (0.26) (0.26) (0.15) (0.28) (0.09) (0.06)
Net Asset Value, End of Period $7.90 $8.19 $7.32 $6.51 $8.35 $6.49
Total Return (excludes sales charge)(b)(c) (0.34)% 15.87% 15.09% (19.33)% 30.28% (4.72)%
Ratios to Average Net Assets:
Net Expenses(d)(e) 0.95% 0.95% 0.95% 0.95% 0.95% 0.95%
Net Investment Income (Loss)(d) 1.07% 2.04% 2.28% 2.18% 2.32% 1.73%
Gross Expenses(d)(e) 1.83% 1.79% 1.79% 1.77% 1.76% 1.84%
Supplemental Data:
Net Assets at end of period (000's) $3,679 $4,003 $3,765 $4,147 $5,379 $4,550
Portfolio Turnover(b)(f) 16% 38% 49% 55% 47% 49%
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) Not annualized for periods less than one year.
(c) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(d) Annualized for periods less than one year.
(e) Does not include acquired fund fees and expenses, if any.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Victory Portfolios
For a Share Outstanding Throughout Each Period
Financial Highlights — continued
See notes to financial statements.
Victory Trivalent International Fund - Core Equity
Class I
Six Months
Ended
December
31, 2024
(Unaudited)
Year
Ended
June 30, 2024
Year
Ended
June 30, 2023
Year
Ended
June 30, 2022
Year
Ended
June 30, 2021
Year
Ended
June 30, 2020
Net Asset Value, Beginning of Period $8.25 $7.37 $6.55 $8.40 $6.53 $6.90
Investment Activities:
Net investment income (loss)(a) 0.06 0.18 0.17 0.20 0.21 0.14
Net realized and unrealized gains (losses) (0.07) 0.99 0.82 (1.74) 1.78 (0.43)
Total from Investment Activities (0.01) 1.17 0.99 (1.54) 1.99 (0.29)
Distributions to Shareholders from:
Net investment income (0.29) (0.29) (0.17) (0.31) (0.12) (0.08)
Total Distributions (0.29) (0.29) (0.17) (0.31) (0.12) (0.08)
Net Asset Value, End of Period $7.95 $8.25 $7.37 $6.55 $8.40 $6.53
Total Return(b)(c) (0.11)% 16.27% 15.40% (19.03)% 30.65% (4.36)%
Ratios to Average Net Assets:
Net Expenses(d)(e) 0.60% 0.60% 0.60% 0.60% 0.60% 0.60%
Net Investment Income (Loss)(d) 1.42% 2.40% 2.57% 2.57% 2.69% 2.12%
Gross Expenses(d)(e) 1.45% 1.42% 1.37% 1.62% 1.42% 1.54%
Supplemental Data:
Net Assets at end of period (000's) $3,411 $3,651 $3,381 $2,834 $3,303 $2,579
Portfolio Turnover(b)(f) 16% 38% 49% 55% 47% 49%
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) Not annualized for periods less than one year.
(c) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(d) Annualized for periods less than one year.
(e) Does not include acquired fund fees and expenses, if any.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Victory Portfolios
Financial Highlights — continued
For a Share Outstanding Throughout Each Period
110
See notes to financial statements.
Victory Trivalent International Fund - Core Equity
Class R6
Six Months
Ended
December
31, 2024
(Unaudited)
Year
Ended
June 30, 2024
Year
Ended
June 30, 2023
Year
Ended
June 30, 2022
Year
Ended
June 30, 2021
Year
Ended
June 30, 2020
Net Asset Value, Beginning of Period $8.30 $7.42 $6.60 $8.45 $6.57 $6.92
Investment Activities:
Net investment income (loss)(a) 0.06 0.19 0.18 0.21 0.21 0.14
Net realized and unrealized gains (losses) (0.07) 0.98 0.82 (1.75) 1.78 (0.43)
Total from Investment Activities (0.01) 1.17 1.00 (1.54) 1.99 (0.29)
Distributions to Shareholders from:
Net investment income (0.29) (0.29) (0.18) (0.31) (0.11) (0.06)
Total Distributions (0.29) (0.29) (0.18) (0.31) (0.11) (0.06)
Net Asset Value, End of Period $8.00 $8.30 $7.42 $6.60 $8.45 $6.57
Total Return(b)(c) (0.08)% 16.21% 15.50% (18.93)% 30.57% (4.34)%
Ratios to Average Net Assets:
Net Expenses(d)(e) 0.55% 0.55% 0.55% 0.55% 0.55% 0.55%
Net Investment Income (Loss)(d) 1.46% 2.46% 2.68% 2.60% 2.75% 2.06%
Gross Expenses(d)(e) 0.96% 0.98% 0.98% 0.96% 1.00% 1.01%
Supplemental Data:
Net Assets at end of period (000's) $203,766 $205,050 $180,222 $172,965 $204,691 $119,275
Portfolio Turnover(b)(f) 16% 38% 49% 55% 47% 49%
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) Not annualized for periods less than one year.
(c) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(d) Annualized for periods less than one year.
(e) Does not include acquired fund fees and expenses, if any.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Victory Portfolios
For a Share Outstanding Throughout Each Period
Financial Highlights — continued
See notes to financial statements.
Victory Trivalent International Fund - Core Equity
Class Y
Six Months
Ended
December
31, 2024
(Unaudited)
Year
Ended
June 30, 2024
Year
Ended
June 30, 2023
Year
Ended
June 30, 2022
Year
Ended
June 30, 2021
Year
Ended
June 30, 2020
Net Asset Value, Beginning of Period $8.18 $7.31 $6.50 $8.34 $6.48 $6.87
Investment Activities:
Net investment income (loss)(a) 0.06 0.17 0.17 0.19 0.20 0.13
Net realized and unrealized gains (losses) (0.08) 0.98 0.81 (1.73) 1.77 (0.44)
Total from Investment Activities (0.02) 1.15 0.98 (1.54) 1.97 (0.31)
Distributions to Shareholders from:
Net investment income (0.28) (0.28) (0.17) (0.30) (0.11) (0.08)
Total Distributions (0.28) (0.28) (0.17) (0.30) (0.11) (0.08)
Net Asset Value, End of Period $7.88 $8.18 $7.31 $6.50 $8.34 $6.48
Total Return(b)(c) (0.23)% 16.16% 15.22% (19.16)% 30.62% (4.60)%
Ratios to Average Net Assets:
Net Expenses(d)(e) 0.70% 0.70% 0.70% 0.70% 0.70% 0.70%
Net Investment Income (Loss)(d) 1.31% 2.25% 2.58% 2.42% 2.59% 1.95%
Gross Expenses(d)(e) 1.17% 1.17% 1.16% 1.21% 1.19% 1.32%
Supplemental Data:
Net Assets at end of period (000's) $7,213 $7,238 $7,614 $6,614 $8,574 $6,532
Portfolio Turnover(b)(f) 16% 38% 49% 55% 47% 49%
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) Not annualized for periods less than one year.
(c) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(d) Annualized for periods less than one year.
(e) Does not include acquired fund fees and expenses, if any.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Victory Portfolios
Financial Highlights — continued
For a Share Outstanding Throughout Each Period
112
See notes to financial statements.
Victory Trivalent International Small-Cap Fund
Class A
Six Months
Ended
December
31, 2024
(Unaudited)
Year
Ended
June 30, 2024
Year
Ended
June 30, 2023
Year
Ended
June 30, 2022
Year
Ended
June 30, 2021
Year
Ended
June 30, 2020
Net Asset Value, Beginning of Period $15.04 $13.96 $12.43 $18.04 $12.83 $13.02
Investment Activities:
Net investment income (loss)(a) 0.07 0.17 0.20 0.18 0.14 0.06
Net realized and unrealized gains (losses) (0.09) 1.13 1.42 (4.40) 5.07 (0.02)
Total from Investment Activities (0.02) 1.30 1.62 (4.22) 5.21 0.04
Distributions to Shareholders from:
Net investment income (0.27) (0.22) (0.09) (0.23) — (0.23)
Net realized gains — — — (1.16) — —
Total Distributions (0.27) (0.22) (0.09) (1.39) — (0.23)
Net Asset Value, End of Period $14.75 $15.04 $13.96 $12.43 $18.04 $12.83
Total Return (excludes sales charge)(b)(c) (0.12)% 9.42% 13.11% (25.22)% 40.61% 0.15%
Ratios to Average Net Assets:
Net Expenses(d)(e) 1.35% 1.35% 1.35% 1.35% 1.35% 1.35%
Net Investment Income (Loss)(d) 0.92% 1.21% 1.55% 1.09% 0.91% 0.47%
Gross Expenses(d)(e) 1.70% 1.69% 1.65% 1.63% 1.63% 1.63%
Supplemental Data:
Net Assets at end of period (000's) $51,427 $62,195 $71,343 $64,968 $93,832 $108,115
Portfolio Turnover(b)(f) 25% 45% 54% 68% 64% 52%
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) Not annualized for periods less than one year.
(c) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(d) Annualized for periods less than one year.
(e) Does not include acquired fund fees and expenses, if any.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Victory Portfolios
For a Share Outstanding Throughout Each Period
Financial Highlights — continued
See notes to financial statements.
Victory Trivalent International Small-Cap Fund
Class C
Six Months
Ended
December
31, 2024
(Unaudited)
Year
Ended
June 30, 2024
Year
Ended
June 30, 2023
Year
Ended
June 30, 2022
Year
Ended
June 30, 2021
Year
Ended
June 30, 2020
Net Asset Value, Beginning of Period $14.53 $13.46 $11.98 $17.46 $12.51 $12.71
Investment Activities:
Net investment income (loss)(a) 0.01 0.05 0.08 0.05 0.04 (0.03)
Net realized and unrealized gains (losses) (0.09) 1.09 1.40 (4.26) 4.91 (0.03)
Total from Investment Activities (0.08) 1.14 1.48 (4.21) 4.95 (0.06)
Distributions to Shareholders from:
Net investment income (0.11) (0.07) — (0.11) — (0.14)
Net realized gains — — — (1.16) — —
Total Distributions (0.11) (0.07) — (1.27) — (0.14)
Net Asset Value, End of Period $14.34 $14.53 $13.46 $11.98 $17.46 $12.51
Total Return (excludes contingent deferred sales
charge)(b)(c) (0.52)% 8.52% 12.35% (25.84)% 39.57% (0.65)%
Ratios to Average Net Assets:
Net Expenses(d)(e) 2.10% 2.10% 2.10% 2.10% 2.10% 2.10%
Net Investment Income (Loss)(d) 0.18% 0.39% 0.64% 0.30% 0.26% (0.28)%
Gross Expenses(d)(e) 3.34% 2.91% 2.57% 2.49% 2.41% 2.42%
Supplemental Data:
Net Assets at end of period (000's) $950 $1,427 $2,204 $3,283 $4,945 $4,327
Portfolio Turnover(b)(f) 25% 45% 54% 68% 64% 52%
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) Not annualized for periods less than one year.
(c) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(d) Annualized for periods less than one year.
(e) Does not include acquired fund fees and expenses, if any.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Victory Portfolios
Financial Highlights — continued
For a Share Outstanding Throughout Each Period
114
See notes to financial statements.
Victory Trivalent International Small-Cap Fund
Class I
Six Months
Ended
December
31, 2024
(Unaudited)
Year
Ended
June 30, 2024
Year
Ended
June 30, 2023
Year
Ended
June 30, 2022
Year
Ended
June 30, 2021
Year
Ended
June 30, 2020
Net Asset Value, Beginning of Period $15.18 $14.09 $12.54 $18.19 $12.94 $13.13
Investment Activities:
Net investment income (loss)(a) 0.10 0.26 0.25 0.26 0.25 0.11
Net realized and unrealized gains (losses) (0.09) 1.11 1.44 (4.46) 5.07 (0.02)
Total from Investment Activities 0.01 1.37 1.69 (4.20) 5.32 0.09
Distributions to Shareholders from:
Net investment income (0.34) (0.28) (0.14) (0.29) (0.07) (0.28)
Net realized gains — — — (1.16) — —
Total Distributions (0.34) (0.28) (0.14) (1.45) (0.07) (0.28)
Net Asset Value, End of Period $14.85 $15.18 $14.09 $12.54 $18.19 $12.94
Total Return(b)(c) 0.07% 9.80% 13.62% (24.96)% 41.16% 0.54%
Ratios to Average Net Assets:
Net Expenses(d)(e) 0.96% 0.95% 0.95% 0.95% 0.95% 0.95%
Net Investment Income (Loss)(d) 1.31% 1.77% 1.95% 1.56% 1.52% 0.88%
Gross Expenses(d)(e) 1.17% 1.19% 1.21% 1.16% 1.17% 1.18%
Supplemental Data:
Net Assets at end of period (000's) $2,728,156 $2,749,212 $1,909,343 $1,655,788 $2,003,337 $1,014,425
Portfolio Turnover(b)(f) 25% 45% 54% 68% 64% 52%
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) Not annualized for periods less than one year.
(c) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(d) Annualized for periods less than one year.
(e) Does not include acquired fund fees and expenses, if any.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Victory Portfolios
For a Share Outstanding Throughout Each Period
Financial Highlights — continued
See notes to financial statements.
Victory Trivalent International Small-Cap Fund
Class R6
Six Months
Ended
December
31, 2024
(Unaudited)
Year
Ended
June 30, 2024
Year
Ended
June 30, 2023
Year
Ended
June 30, 2022
Year
Ended
June 30, 2021
Year
Ended
June 30, 2020
Net Asset Value, Beginning of Period $15.25 $14.15 $12.59 $18.26 $13.00 $13.19
Investment Activities:
Net investment income (loss)(a) 0.10 0.23 0.24 0.25 0.23 0.12
Net realized and unrealized gains (losses) (0.10) 1.14 1.45 (4.48) 5.09 (0.04)
Total from Investment Activities — 1.37 1.69 (4.23) 5.32 0.08
Distributions to Shareholders from:
Net investment income (0.33) (0.27) (0.13) (0.28) (0.06) (0.27)
Net realized gains — — — (1.16) — —
Total Distributions (0.33) (0.27) (0.13) (1.44) (0.06) (0.27)
Net Asset Value, End of Period $14.92 $15.25 $14.15 $12.59 $18.26 $13.00
Total Return(b)(c) (0.00)%(d) 9.76% 13.55% (25.02)% 41.06% 0.36%
Ratios to Average Net Assets:
Net Expenses(e)(f) 1.02% 1.03% 1.03% 1.03% 1.03% 1.06%
Net Investment Income (Loss)(e) 1.24% 1.60% 1.84% 1.52% 1.43% 0.94%
Gross Expenses(e)(f) 1.02% 1.03% 1.03% 1.03% 1.03% 1.06%
Supplemental Data:
Net Assets at end of period (000's) $125,783 $126,582 $121,147 $123,487 $133,486 $73,480
Portfolio Turnover(b)(g) 25% 45% 54% 68% 64% 52%
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) Not annualized for periods less than one year.
(c) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(d) Amount is less than 0.005%.
(e) Annualized for periods less than one year.
(f) Does not include acquired fund fees and expenses, if any.
(g) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Victory Portfolios
Financial Highlights — continued
For a Share Outstanding Throughout Each Period
116
See notes to financial statements.
Victory Trivalent International Small-Cap Fund
Class Y
Six Months
Ended
December
31, 2024
(Unaudited)
Year
Ended
June 30, 2024
Year
Ended
June 30, 2023
Year
Ended
June 30, 2022
Year
Ended
June 30, 2021
Year
Ended
June 30, 2020
Net Asset Value, Beginning of Period $15.09 $14.01 $12.47 $18.10 $12.88 $13.07
Investment Activities:
Net investment income (loss)(a) 0.09 0.19 0.23 0.22 0.22 0.10
Net realized and unrealized gains (losses) (0.10) 1.15 1.43 (4.42) 5.05 (0.03)
Total from Investment Activities (0.01) 1.34 1.66 (4.20) 5.27 0.07
Distributions to Shareholders from:
Net investment income (0.31) (0.26) (0.12) (0.27) (0.05) (0.26)
Net realized gains — — — (1.16) — —
Total Distributions (0.31) (0.26) (0.12) (1.43) (0.05) (0.26)
Net Asset Value, End of Period $14.77 $15.09 $14.01 $12.47 $18.10 $12.88
Total Return(b)(c) (0.02)% 9.64% 13.43% (25.07)% 40.96% 0.41%
Ratios to Average Net Assets:
Net Expenses(d)(e) 1.10% 1.10% 1.10% 1.10% 1.10% 1.10%
Net Investment Income (Loss)(d) 1.16% 1.31% 1.78% 1.33% 1.35% 0.75%
Gross Expenses(d)(e) 1.12% 1.15% 1.14% 1.12% 1.13% 1.19%
Supplemental Data:
Net Assets at end of period (000's) $501,939 $522,111 $794,375 $703,026 $1,099,890 $663,638
Portfolio Turnover(b)(f) 25% 45% 54% 68% 64% 52%
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) Not annualized for periods less than one year.
(c) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(d) Annualized for periods less than one year.
(e) Does not include acquired fund fees and expenses, if any.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Victory Portfolios
For a Share Outstanding Throughout Each Period
Financial Highlights — continued
See notes to financial statements.
Victory Core Bond Fund
Class A
Six Months
Ended
December
31, 2024
(Unaudited)
Year
Ended
June 30, 2024
Year
Ended
June 30, 2023
Year
Ended
June 30, 2022
Year
Ended
June 30, 2021
Year
Ended
June 30, 2020
Net Asset Value, Beginning of Period $8.15 $8.26 $8.62 $9.84 $9.91 $9.46
Investment Activities:
Net investment income (loss)(a) 0.15 0.27 0.20 0.13 0.15 0.20
Net realized and unrealized gains (losses) (0.01)(b) (0.08) (0.31) (1.15) 0.01 0.50
Total from Investment Activities 0.14 0.19 (0.11) (1.02) 0.16 0.70
Distributions to Shareholders from:
Net investment income (0.14) (0.30) (0.25) (0.20) (0.23) (0.25)
Total Distributions (0.14) (0.30) (0.25) (0.20) (0.23) (0.25)
Net Asset Value, End of Period $8.15 $8.15 $8.26 $8.62 $9.84 $9.91
Total Return (excludes sales charge)(c)(d) 1.81% 2.25% (1.33)% (10.48)% 1.67% 7.57%
Ratios to Average Net Assets:
Net Expenses(e)(f) 0.85% 0.85% 0.85% 0.85% 0.85% 0.85%
Net Investment Income (Loss)(e) 3.54% 3.35% 2.32% 1.34% 1.51% 2.03%
Gross Expenses(e)(f) 1.37% 1.34% 1.27% 1.20% 1.16% 1.11%
Supplemental Data:
Net Assets at end of period (000's) $5,836 $6,267 $6,955 $7,507 $9,380 $11,472
Portfolio Turnover(c)(g) 23% 142%(h) 59% 55% 79% 74%
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) The amount shown reflects a net realized and unrealized gain per share, whereas the Statement of Operations reflected a net realized and unrealized loss for the period for the Fund in total. The difference in realized and unrealized gains and losses for the Fund versus the class is due to the timing of sales and repurchases of the class in relation to fluctuating market values during the period.
(c) Not annualized for periods less than one year.
(d) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(e) Annualized for periods less than one year.
(f) Does not include acquired fund fees and expenses, if any.
(g) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.
(h) Reflects increase trading activity due to a change in portfolio management and asset allocation shift.

Victory Portfolios
Financial Highlights — continued
For a Share Outstanding Throughout Each Period
118
See notes to financial statements.
Victory Core Bond Fund
Class C
Six Months
Ended
December
31, 2024
(Unaudited)
Year
Ended
June 30, 2024
Year
Ended
June 30, 2023
Year
Ended
June 30, 2022
Year
Ended
June 30, 2021
Year
Ended
June 30, 2020
Net Asset Value, Beginning of Period $8.22 $8.33 $8.69 $9.92 $9.99 $9.53
Investment Activities:
Net investment income (loss)(a) 0.12 0.21 0.13 0.05 0.08 0.12
Net realized and unrealized gains (losses) (0.01)(b) (0.08) (0.31) (1.15) 0.01 0.52
Total from Investment Activities 0.11 0.13 (0.18) (1.10) 0.09 0.64
Distributions to Shareholders from:
Net investment income (0.11) (0.24) (0.18) (0.13) (0.16) (0.18)
Total Distributions (0.11) (0.24) (0.18) (0.13) (0.16) (0.18)
Net Asset Value, End of Period $8.22 $8.22 $8.33 $8.69 $9.92 $9.99
Total Return (excludes contingent deferred sales
charge)(c)(d) 1.33% 1.58% (2.03)% (11.23)% 0.91% 6.76%
Ratios to Average Net Assets:
Net Expenses(e)(f) 1.60% 1.60% 1.60% 1.60% 1.60% 1.60%
Net Investment Income (Loss)(e) 2.78% 2.56% 1.54% 0.56% 0.80% 1.27%
Gross Expenses(e)(f) 16.22% 13.91% 9.74% 5.81% 3.68% 3.54%
Supplemental Data:
Net Assets at end of period (000's) $135 $82 $142 $163 $451 $727
Portfolio Turnover(c)(g) 23% 142%(h) 59% 55% 79% 74%
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) The amount shown reflects a net realized and unrealized gain per share, whereas the Statement of Operations reflected a net realized and unrealized loss for the period for the Fund in total. The difference in realized and unrealized gains and losses for the Fund versus the class is due to the timing of sales and repurchases of the class in relation to fluctuating market values during the period.
(c) Not annualized for periods less than one year.
(d) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(e) Annualized for periods less than one year.
(f) Does not include acquired fund fees and expenses, if any.
(g) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.
(h) Reflects increase trading activity due to a change in portfolio management and asset allocation shift.

Victory Portfolios
For a Share Outstanding Throughout Each Period
Financial Highlights — continued
See notes to financial statements.
Victory Core Bond Fund
Class R6
Six Months
Ended
December
31, 2024
(Unaudited)
Year
Ended
June 30, 2024
Year
Ended
June 30, 2023
Year
Ended
June 30, 2022
Year
Ended
June 30, 2021
Year
Ended
June 30, 2020
Net Asset Value, Beginning of Period $8.17 $8.28 $8.64 $9.87 $9.94 $9.48
Investment Activities:
Net investment income (loss)(a) 0.16 0.30 0.22 0.15 0.17 0.22
Net realized and unrealized gains (losses) (0.01)(b) (0.09) (0.31) (1.15) 0.02 0.51
Total from Investment Activities 0.15 0.21 (0.09) (1.00) 0.19 0.73
Distributions to Shareholders from:
Net investment income (0.15) (0.32) (0.27) (0.23) (0.26) (0.27)
Total Distributions (0.15) (0.32) (0.27) (0.23) (0.26) (0.27)
Net Asset Value, End of Period $8.17 $8.17 $8.28 $8.64 $9.87 $9.94
Total Return(c)(d) 1.82% 2.64% (1.06)% (10.30)% 1.93% 7.94%
Ratios to Average Net Assets:
Net Expenses(e)(f) 0.58% 0.58% 0.58% 0.58% 0.58% 0.58%
Net Investment Income (Loss)(e) 3.81% 3.63% 2.59% 1.62% 1.73% 2.30%
Gross Expenses(e)(f) 0.70% 0.66% 0.64% 0.63% 0.61% 0.59%
Supplemental Data:
Net Assets at end of period (000's) $20,411 $25,190 $26,311 $23,854 $26,970 $25,999
Portfolio Turnover(c)(g) 23% 142%(h) 59% 55% 79% 74%
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) The amount shown reflects a net realized and unrealized gain per share, whereas the Statement of Operations reflected a net realized and unrealized loss for the period for the Fund in total. The difference in realized and unrealized gains and losses for the Fund versus the class is due to the timing of sales and repurchases of the class in relation to fluctuating market values during the period.
(c) Not annualized for periods less than one year.
(d) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(e) Annualized for periods less than one year.
(f) Does not include acquired fund fees and expenses, if any.
(g) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.
(h) Reflects increase trading activity due to a change in portfolio management and asset allocation shift.

Victory Portfolios
Financial Highlights — continued
For a Share Outstanding Throughout Each Period
120
See notes to financial statements.
Victory Core Bond Fund
Class Y
Six Months
Ended
December
31, 2024
(Unaudited)
Year
Ended
June 30, 2024
Year
Ended
June 30, 2023
Year
Ended
June 30, 2022
Year
Ended
June 30, 2021
Year
Ended
June 30, 2020
Net Asset Value, Beginning of Period $8.17 $8.28 $8.64 $9.87 $9.94 $9.47
Investment Activities:
Net investment income (loss)(a) 0.16 0.29 0.22 0.15 0.17 0.22
Net realized and unrealized gains (losses) (0.01)(b) (0.08) (0.31) (1.15) 0.02 0.52
Total from Investment Activities 0.15 0.21 (0.09) (1.00) 0.19 0.74
Distributions to Shareholders from:
Net investment income (0.15) (0.32) (0.27) (0.23) (0.26) (0.27)
Total Distributions (0.15) (0.32) (0.27) (0.23) (0.26) (0.27)
Net Asset Value, End of Period $8.17 $8.17 $8.28 $8.64 $9.87 $9.94
Total Return(c)(d) 1.81% 2.62% (1.08)% (10.32)% 1.91% 7.92%
Ratios to Average Net Assets:
Net Expenses(e)(f) 0.60% 0.60% 0.60% 0.60% 0.60% 0.60%
Net Investment Income (Loss)(e) 3.79% 3.59% 2.56% 1.60% 1.74% 2.28%
Gross Expenses(e)(f) 0.79% 0.72% 0.67% 0.65% 0.64% 0.62%
Supplemental Data:
Net Assets at end of period (000's) $17,032 $18,906 $29,920 $28,539 $31,032 $33,455
Portfolio Turnover(c)(g) 23% 142%(h) 59% 55% 79% 74%
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) The amount shown reflects a net realized and unrealized gain per share, whereas the Statement of Operations reflected a net realized and unrealized loss for the period for the Fund in total. The difference in realized and unrealized gains and losses for the Fund versus the class is due to the timing of sales and repurchases of the class in relation to fluctuating market values during the period.
(c) Not annualized for periods less than one year.
(d) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(e) Annualized for periods less than one year.
(f) Does not include acquired fund fees and expenses, if any.
(g) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.
(h) Reflects increase trading activity due to a change in portfolio management and asset allocation shift.

Notes to Financial Statements
December 31, 2024
Victory Portfolios
121
(Unaudited)
1. Organization:
Victory Portfolios (the “Trust”) is organized as a Delaware statutory trust and the Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end investment company. The Trust is comprised of 37 funds and is authorized to issue an unlimited number of shares, which are units of beneficial interest with a par value of $0.001 per share.
The accompanying financial statements are those of the following 10 Funds (collectively, the “Funds” and individually, a “Fund”). Each Fund is classified as diversified under the 1940 Act.
* Effective March 28, 2024, the Fund's Class R shares were converted to Class A shares.
** On August 27, 2024, the Board of Trustees of the Trust (the “Board”) approved a change in the name of the Victory Total Return Bond Fund.
Effective at the start of business on November 1, 2024, the Fund was renamed Victory Core Bond Fund.
Each class of shares of a Fund has substantially identical rights and privileges except with respect to sales charges, fees paid under distribution plans, expenses allocable exclusively to each class of shares, voting rights on matters solely affecting a single class of shares, and the exchange privilege of each class of shares. Victory Capital Management Inc. (“VCM” or the “Adviser”) is an indirect wholly owned subsidiary of Victory
Capital Holdings, Inc., a publicly traded Delaware corporation, and a wholly owned direct subsidiary of Victory Capital Operating, LLC.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts with their vendors and others that provide for general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds. However, based on experience, the Funds expect that risk of loss to be remote.
2. Significant Accounting Policies:
The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements.  The policies are in conformity with U.S. Generally Accepted Accounting Principles (“GAAP”). The preparation of financial statements in accordance with GAAP requires the Adviser to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period.
Actual results could differ from those estimates. The Funds follow the specialized accounting and reporting requirements under GAAP that are applicable to investment companies under Accounting Standards Codification Topic 946.
Investment Valuation:
The Funds record investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.
The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Funds’ investments are summarized in the three broad levels listed below:
Level 1 — quoted prices (unadjusted) in active markets for identical securities
Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, or credit spreads, applicable to those securities, etc.)
Level 3 — significant unobservable inputs (including the Adviser’s assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The inputs or methodologies used for valuation techniques are not necessarily an indication of the risks associated with entering into those investments.
The Adviser, appointed as the valuation designee by the Trust’s Board of Trustees (the “Board”), has established the Pricing and Liquidity
Committee (the “Committee”), and subject to Board oversight, the Committee administers and oversees the Funds’ valuation policies and procedures, which are approved by the Board.
Portfolio securities listed or traded on securities exchanges, including Exchange-Traded Funds (“ETFs”) and American Depositary Receipts,
are valued at the last sale price on the exchange or system where the security is principally traded, if available, or at the Nasdaq Official Closing
Price. If there have been no sales for that day on the exchange or system, then a security is valued at the closing bid quotation on the exchange
Funds (Legal Name) Funds (Short Name) Investment Share Classes Offered
Victory Integrity Discovery Fund* Integrity Discovery Fund A, C, Y, and Member Class
Victory Integrity Mid-Cap Value Fund Integrity Mid-Cap Value Fund A, C, R6, Y, and Member Class
Victory Integrity Small-Cap Value Fund Integrity Small-Cap Value Fund A, C, R, R6, and Y
Victory Integrity Small/Mid-Cap Value Fund Integrity Small/Mid-Cap Value Fund A, R6, Y, and Member Class
Victory Munder Multi-Cap Fund Munder Multi-Cap Fund A, C, and Y
Victory S&P 500 Index Fund S&P 500 Index Fund A, R, and Y
Victory Munder Mid-Cap Core Growth Fund* Munder Mid-Cap Core Growth Fund A, C, R6, and Y
Victory Trivalent International Fund — Core Equity Trivalent International Fund — Core Equity A, I, R6 and Y
Victory Trivalent International Small-Cap Fund Trivalent International Small-Cap Fund A, C, I, R6, and Y
Victory Core Bond Fund (formerly Victory Total Return
Bond Fund)**
Core Bond Fund A, C, R6, and Y

Notes to Financial Statements — continued
December 31, 2024
Victory Portfolios
122
(Unaudited)
or system where the security is principally traded. In each of these situations, valuations are typically categorized as Level 1 in the fair value hierarchy.
Investments in open-end investment companies, other than ETFs, are valued at their net asset value (“NAV”). These valuations are typically categorized as Level 1 in the fair value hierarchy.
Debt securities are valued each business day by a pricing service approved by the valuation designee and subject to the oversight of the Board.
The pricing service uses the evaluated bid or market quotes to value securities. Debt obligations maturing within 60 days may be valued at amortized cost, provided that the amortized cost represents the fair value of such securities. These valuations are typically categorized as Level
2 in the fair value hierarchy.
Swap agreements are valued at the mean between the current bid and ask prices. To the extent this model is utilized, these valuations are considered as Level 2 in the fair value hierarchy.
Futures contracts are valued at the settlement price established each day by the board of trade or an exchange on which they are traded. These valuations are typically categorized as Level 1 in the fair value hierarchy.
In the event that price quotations or valuations are not readily available, investments are valued at fair value in accordance with procedures established by and under the general supervision and responsibility of the Board. These valuations are typically categorized as Level 2 or Level
3 in the fair value hierarchy, based on the observability of inputs used to determine the fair value. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Funds’ NAV to be more reliable than it otherwise would be.
In accordance with procedures adopted by the Board, fair value pricing may be used if events materially affecting the value of foreign securities occur between the time the exchange on which they are traded closes and the time the Funds’ NAV is calculated. The Funds use a systematic valuation model, provided daily by an independent third party to fair value their international equity securities. These valuations are categorized as Level 2 in the fair value hierarchy.
A summary of the valuations as of December 31, 2024, based upon the three levels defined above, is included in the table below while the breakdown, by category, of investments is disclosed on the Schedules of Portfolio Investments (amounts in thousands):
Level 1 Level 2 Level 3 Total
Integrity Discovery Fund
Common Stocks ............................................... $ 66,728 $ — $ — $ 66,728
Collateral for Securities Loaned ................................... 171 — — 171
Total ....................................................... $ 66,899 $ — $ — $ 66,899
Integrity Mid-Cap Value Fund
Common Stocks ............................................... 305,957 — — 305,957
Collateral for Securities Loaned ................................... 7 — — 7
Total ....................................................... $ 305,964 $ — $ — $ 305,964
Integrity Small-Cap Value Fund
Common Stocks ............................................... 1,186,561 — — 1,186,561
Collateral for Securities Loaned ................................... 20,228 — — 20,228
Total ....................................................... $ 1,206,789 $ — $ — $ 1,206,789
Integrity Small/Mid-Cap Value Fund
Common Stocks ............................................... 327,793 — — 327,793
Collateral for Securities Loaned ................................... 3,169 — — 3,169
Total ....................................................... $ 330,962 $ — $ — $ 330,962
Munder Multi-Cap Fund
Common Stocks ............................................... 470,729 — — 470,729
Exchange-Traded Funds ......................................... 5,816 — — 5,816
Total ....................................................... $ 476,545 $ — $ — $ 476,545
S&P 500 Index Fund
Common Stocks ............................................... 263,818 — — 263,818

Notes to Financial Statements — continued
December 31, 2024
Victory Portfolios
123
(Unaudited)
As of December 31, 2024, there were no significant transfers into/out of Level 3.
Real Estate Investment Trusts (“REITs”):
The Funds may invest in REITs, which report information on the source of their distributions annually. REITs are pooled investment vehicles that invest primarily in income-producing real estate or real estate related loans or interests (such as mortgages). Certain distributions received from REITs will be reclassified to realized gains or return of capital as estimated by the Funds based on calendar year-end information as it becomes known or available.
Level 1 Level 2 Level 3 Total
S&P 500 Index Fund, continued
Collateral for Securities Loaned ................................... $ 110 $ — $ — $ 110
Total ....................................................... $ 263,928 $ — $ — $ 263,928
Other Financial Investments:*
Liabilities:
Futures Contracts .............................................. (38) — — (38)
Total ....................................................... $ (38) $ — $ — $ (38)
Munder Mid-Cap Core Growth Fund
Common Stocks ............................................... 291,462 — — 291,462
Exchange-Traded Funds ......................................... 6,265 — — 6,265
Total ....................................................... $ 297,727 $ — $ — $ 297,727
Trivalent International Fund - Core Equity
Common Stocks ............................................... 21,177 193,005 —(a) 214,182
Exchange-Traded Funds ......................................... 1,881 — — 1,881
Collateral for Securities Loaned ................................... 2,270 — — 2,270
Total ....................................................... $ 25,328 $ 193,005 $ —(a) $ 218,333
Trivalent International Small-Cap Fund
Common Stocks ............................................... 424,239 2,905,958 — 3,330,197
Exchange-Traded Funds ......................................... 33,278 — — 33,278
Collateral for Securities Loaned ................................... 37,417 — — 37,417
Total ....................................................... $ 494,934 $ 2,905,958 $ — $ 3,400,892
Core Bond Fund
Asset-Backed Securities ......................................... — 3,971 — 3,971
Collateralized Mortgage Obligations ................................ — 3,099 — 3,099
Corporate Bonds .............................................. — 10,130 — 10,130
Yankee Dollars ............................................... — 1,899 — 1,899
Municipal Bonds .............................................. — 117 — 117
U.S. Government Agency Mortgages ................................ — 6,329 — 6,329
U.S. Treasury Obligations ........................................ — 17,338 — 17,338
Collateral for Securities Loaned ................................... 119 — — 119
Total ....................................................... $ 119 $ 42,883 $ — $ 43,002
* Futures Contracts are presented at the unrealized appreciation (depreciation) on the investment.
(a) Zero market value securities.

Notes to Financial Statements — continued
December 31, 2024
Victory Portfolios
124
(Unaudited)
Investment Companies:
Exchange-Traded Funds:
The Funds may invest in ETFs, the shares of which are bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities often designed to track the performance and dividend yield of a particular domestic or foreign market index. Among other purposes, the Funds may purchase shares of an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, although the lack of liquidity of an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.
Open-End Funds:
The Funds may invest in portfolios of open-end investment companies. These investment companies value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the board of directors of the underlying funds.
Mortgage- and Asset-Backed Securities:
The values of some mortgage-related or asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Early repayment of principal on some mortgage-related securities may expose the Funds to a lower rate of return upon reinvestment of principal.
The values of mortgage- and asset-backed securities depend in part on the credit quality and adequacy of the underlying assets or collateral and may fluctuate in response to the market’s perception of these factors as well as current and future repayment rates. Some mortgage-backed securities are backed by the full faith and credit of the U.S. government (e.g., mortgage-backed securities issued by the Government National
Mortgage Association, commonly known as “Ginnie Mae”), while other mortgage-backed securities (e.g., mortgage-backed securities issued by the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation, commonly known as “Fannie Mae” and
“Freddie Mac,” respectively), are backed only by the credit of the government entity issuing them. In addition, some mortgage-backed securities are issued by private entities and, as such, are not guaranteed by the U.S. government or any agency or instrumentality of the U.S. government.
Derivative Instruments:
Foreign Exchange Currency Contracts:
The Funds may enter into foreign exchange currency contracts to convert U.S. dollars to and from various foreign currencies. A foreign exchange currency contract is an obligation by the Funds to purchase or sell a specific currency at a future date at a price (in U.S. dollars) set at the time of the contract. The Funds do not engage in “cross-currency” foreign exchange contracts (i.e., contracts to purchase or sell one foreign currency in exchange for another foreign currency). The Funds’ foreign exchange currency contracts might be considered spot contracts
(typically a contract of one week or less) or forward contracts (typically a contract term over one week). A spot contract is entered into for purposes of hedging against foreign currency fluctuations relating to a specific portfolio transaction, such as the delay between a security transaction trade date and settlement date. Forward contracts are entered into for purposes of hedging portfolio holdings or concentrations of such holdings. Each foreign exchange currency contract is adjusted daily by the prevailing spot or forward rate of the underlying currency, and any appreciation or depreciation is recorded for financial statement purposes as unrealized until the contract settlement date, at which time the
Funds record realized gains or losses equal to the difference between the value of a contract at the time it was opened and the value at the time it was closed. The Funds could be exposed to risk if a counterparty is unable to meet the terms of a foreign exchange currency contract or if the value of the foreign currency changes unfavorably. In addition, the use of foreign exchange currency contracts does not eliminate fluctuations in the underlying prices of the securities. The Funds enter into foreign exchange currency contracts solely for spot or forward hedging purposes, and not for speculative purposes (i.e., the Funds do not enter into such contracts solely for the purpose of earning foreign currency gains).  As of December 31, 2024, the Funds had no open forward foreign exchange currency contracts.
Futures Contracts:
The Funds may enter into contracts for the future delivery of securities or foreign currencies and futures contracts based on a specific security, class of securities, foreign currency or an index, and purchase or sell options on any such futures contracts. A futures contract on a securities index is an agreement obligating either party to pay, and entitling the other party to receive, while the contract is outstanding, cash payments based on the level of a specified securities index. No physical delivery of the underlying asset is made. The Funds may enter into futures contracts in an effort to hedge against market risks. The acquisition of put and call options on futures contracts will give the Funds the right (but not the obligation), for a specified price, to sell or to purchase the underlying futures contract, upon exercise of the option, at any time during the option period. Futures transactions involve brokerage costs and a good faith margin deposit, known as initial margin, of cash or government securities with a broker or custodian is required to initiate and maintain open positions in futures contracts. Subsequent payments, known as variation margin, are made or received by the Funds based on the change in the market value of the position and are recorded as unrealized appreciation or depreciation until the contract is closed out, at which time the gain or loss is realized. The Funds may lose the expected benefit of futures transactions if interest rates, exchange rates or securities prices change in an unanticipated manner. Such unanticipated changes may also result in lower overall performance than if the Funds had not entered into any futures transactions. In addition, the value of the Funds’
futures positions may not prove to be perfectly or even highly correlated with the value of its portfolio securities or foreign currencies, limiting

Notes to Financial Statements — continued
December 31, 2024
Victory Portfolios
125
(Unaudited)
the Funds’ ability to hedge effectively against interest rate, exchange rate and/or market risk and giving rise to additional risks. There is no assurance of liquidity in the secondary market for purposes of closing out futures positions. The collateral held by the Funds is reflected on the
Statements of Assets and Liabilities under Deposit with broker for futures contracts.
Management has determined that no offsetting requirements exist as a result of their conclusion that the Funds are not subject to master netting agreements for futures contracts. During the six months ended December 31, 2024, the S&P 500 Index Fund and the Core Bond Fund entered into futures contracts primarily for the strategy of hedging or other purposes, including but not limited to, providing liquidity and equitizing cash.
Summary of Derivative Instruments:
The following table summarizes the fair values of derivative instruments on the Statements of Assets and Liabilities, categorized by risk exposure, as of December 31, 2024 (amounts in thousands):
* Includes cumulative unrealized appreciation (depreciation) of futures contracts as reported on the Schedule of Portfolio Investments. Only current day’s variation margin for futures contracts is reported within the Statement of Assets and Liabilities.
The following table presents the effect of derivative instruments on the Statements of Operations, categorized by risk exposure, for the period ended December 31, 2024 (amounts in thousands):
All open derivative positions at period end are reflected on each respective Fund’s Schedule of Portfolio Investments. The underlying face value of open derivative positions relative to each Fund’s net assets at period end is generally representative of the notional amount of open positions to net assets throughout the period.
Investment Transactions and Related Income:
Changes in holdings of investments are accounted for no later than one business day following the trade date. For financial reporting purposes, however, investment transactions are accounted for on trade date or the last business day of the reporting period. Interest income is determined on the basis of coupon interest accrued and recorded daily  using the effective interest method which adjusts, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Gains or losses realized on sales of securities are recorded on the identified cost basis.
Paydown gains or losses on applicable securities, if any, are recorded as components of Interest income on the Statements of Operations.
Withholding taxes on interest, dividends, and gains as a result of certain investments by the Funds have been provided for in accordance with each investment’s applicable country’s tax rules and rates.
Securities Lending:
The Funds, through a Securities Lending Agreement with Citibank, N.A. (“Citibank”), may lend their securities to qualified financial institutions, such as certain broker-dealers and banks, to earn additional income, net of income retained by Citibank.  Borrowers are required to initially secure their loans for collateral in the amount of at least 102% of the value of U.S. securities loaned or at least 105% of the value of non-U.S. securities loaned, marked-to-market daily. Any collateral shortfalls associated with increases in the valuation of the securities loaned are generally cured the next business day. The collateral can be received in the form of cash collateral and/or non-cash collateral. Non-
cash collateral can include U.S. Government Securities and other securities as permitted by Securities and Exchange Commission (“SEC”)
guidelines. The cash collateral is invested in short-term instruments or cash equivalents, primarily open-end investment companies, as noted
on the Funds’ Schedules of Portfolio Investments. The Funds effectively do not have control of the non-cash collateral and therefore it is not disclosed on the Funds’ Schedules of Portfolio Investments. Collateral requirements are determined daily based on the value of the Funds’
securities on loan as of the end of the prior business day.  During the time portfolio securities are on loan, the borrower will pay the Funds any dividends or interest paid on such securities plus any fee negotiated between the parties to the lending agreement. The Funds also earn a return from the collateral. The Funds pay Citibank various fees in connection with the investment of cash collateral and fees based on the investment income received from securities lending activities. Securities lending income (net of these fees) is disclosed on the Statements of Operations.
Liabilities
Variation
Margin Payable
on Open Futures
Contracts*
Equity Risk Exposure: (38,000)
S&P 500 Index Fund ................................................................................. $ 38
Net Realized Gains
(Losses) from
Futures Contracts
Net Change
in Unrealized
Appreciation/
Depreciation on
Futures Contracts
Equity Risk Exposure: 127,000 (37,000)
S&P 500 Index Fund ............................................................... $ 127 $ (37)

Notes to Financial Statements — continued
December 31, 2024
Victory Portfolios
126
(Unaudited)
Loans are terminable upon demand and the borrower must return the loaned securities within the lesser of one standard settlement period or five business days.  Although risk is mitigated by the collateral, a Fund could experience a delay in recovering its securities and possible loss of income or value if the borrower fails to return them. In addition, there is a risk that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower.
The Funds’ agreement with Citibank does not include master netting provisions. Non-cash collateral received by the Funds may not be sold or repledged, except to satisfy borrower default.
The following table is a summary of the Funds’ securities lending transactions as of December 31, 2024 (amounts in thousands):
Foreign Currency Translations:
The accounting records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities of a Fund denominated in a foreign currency are translated into U.S. dollars at current exchange rates. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the exchange rates on the date of the transactions. The Funds do not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations, if any, are disclosed as Net change in unrealized appreciation/depreciation on investment securities and foreign currency translations on the Statements of Operations. Realized gains or losses from these fluctuations, if any, are disclosed as Net realized gains (losses) from investment securities and foreign currency transactions on the Statements of Operations.
Mortgage Dollar Rolls:
The Total Return Bond Fund may enter into mortgage dollar roll transactions in which the Fund sells a mortgage-backed security to a counterparty to buy back similar, but not identical, securities on a specific future date at a predetermined price. Mortgage dollar rolls may be renewed by a new sale and repurchased with a cash settlement at each renewal without physical delivery of the securities. Certain risks may arise upon entering into mortgage dollar rolls from the potential inability of counterparties to meet the terms of their commitments. Additionally, the value of such securities may change adversely before the Fund is able to repurchase them. Mortgage dollar rolls are treated as financing transactions unless the sale and repurchase are determined to involve securities that are not substantially the same. Therefore, any gain or loss is considered unrealized until the roll reaches ultimate disposition or the sale and repurchase are determined to involve securities that are not substantially the same. Income is generated as consideration for entering into these transactions and is included in mortgage dollar roll income on the Fund’s
Statement of Operations. For the six months ended December 31, 2024, there were no mortgage dollar roll transactions.
Municipal Obligations:
The values of municipal obligations can fluctuate and may be affected by adverse tax, legislative, or political changes, and by financial developments affecting municipal issuers. Payments of municipal obligations may depend on a relatively limited source of revenue, resulting in greater credit risk. Future changes in federal tax laws or the activity of an issuer may adversely affect the tax-exempt status of municipal obligations.
Foreign Taxes:
The Funds may be subject to foreign taxes related to foreign income received (a portion of which may be reclaimable), capital gains on the sale of securities, and certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable regulations and rates that exist in the foreign jurisdictions in which the Funds invest.
The Trivalent International Small-Cap Fund received European Union (“EU”) reclaims related to prior years. For the six months ended
December 31, 2024, the Fund recognized $261 thousand related to EU reclaims. These EU reclaims and related interest and entitlements are reflected on the Statements of Operations as a reduction to Foreign tax withholding expense.
Federal Income Taxes:
Each Fund intends to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes is required in the financial statements. The Funds have a tax year end of June 30.
Value of
Securities on Loan
Non-Cash
Collateral Cash Collateral
Integrity Discovery Fund ........................................... $ 161 $ — $ 171
Integrity Mid-Cap Value Fund ........................................ 6 — 7
Integrity Small-Cap Value Fund ....................................... 19,607 — 20,228
Integrity Small/Mid-Cap Value Fund ................................... 3,073 — 3,169
S&P 500 Index Fund .............................................. 108 — 110
Trivalent International Fund - Core Equity ............................... 2,171 — 2,270
Trivalent International Small-Cap Fund ................................. 35,955 87 37,417
Core Bond Fund .................................................. 114 — 119

Notes to Financial Statements — continued
December 31, 2024
Victory Portfolios
127
(Unaudited)
For the six months ended December 31, 2024, the Funds did not incur any income tax, interest, or penalties, and have recorded no liability for net unrecognized tax benefits relating to uncertain tax positions.
Management of the Funds has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax years, which includes the current fiscal tax year end). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.
Allocations:
Expenses directly attributable to a Fund are charged to that Fund, while expenses that are attributable to more than one fund in the Trust, or jointly with an affiliated trust, are allocated among the respective funds in the Trust and/or an affiliated trust based upon net assets or another appropriate basis.
Income, expenses (other than class-specific expenses such as transfer agent fees, state registration fees, printing fees, and 12b-1 fees), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets on the date income is earned or expenses and realized and unrealized gains and losses are incurred.
Fees Paid Indirectly:
Expense offsets to custody fees that arise from credits on cash balances maintained on deposit are reflected on the Statements of Operations, as applicable, as Fees paid indirectly.
3. Purchases and Sales:
Purchases and sales of securities (excluding securities maturing less than one year from acquisition) for the six months ended December 31,
2024, were as follows (amounts in thousands):
4. Affiliated Fund Ownership:
The Funds offer shares for investment by other funds including VCM affiliated fund-of-funds. The affiliated fund-of-funds do not invest in the underlying funds for the purpose of exercising management or control; however, investments by affiliated fund-of-funds within its principal investment strategies may represent a significant portion of an underlying fund’s assets, and together with the investments of the other affiliated funds-of-funds, may represent a substantial portion or even all of an underlying fund’s net assets. The affiliated fund-of-funds’ annual and semi-annual reports may be viewed at vcm.com. As of December 31, 2024, certain affiliated fund-of-funds owned total outstanding shares of the Funds as follows:
Excluding U.S. Government
Securities U.S. Government Securities
Purchases Sales Purchases Sales
Integrity Discovery Fund .......................................... $ 13,291 $ 13,621 $ — $ —
Integrity Mid-Cap Value Fund ....................................... 73,923 82,545 — —
Integrity Small-Cap Value Fund ...................................... 267,048 321,611 — —
Integrity Small/Mid-Cap Value Fund .................................. 75,773 60,497 — —
Munder Multi-Cap Fund ........................................... 213,599 242,299 — —
S&P 500 Index Fund ............................................. 7,933 46,594 — —
Munder Mid-Cap Core Growth Fund ................................... 120,578 159,945 — —
Trivalent International Fund - Core Equity .............................. 36,388 35,958 — —
Trivalent International Small-Cap Fund ................................ 881,550 910,379 — —
Core Bond Fund ................................................. 2,482 8,104 8,007 9,095
Integrity Discovery Fund
Ownership %
Victory Strategic Allocation Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 1.2
Integrity Mid-Cap Value Fund
Ownership %
Victory Target Retirement Income Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 1.4
Victory Target Retirement 2030 Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 5.0
Victory Target Retirement 2040 Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 8.7
Victory Target Retirement 2050 Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 6.5
Victory Target Retirement 2060 Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.9
Trivalent International Fund — Core Equity
Ownership %
Victory Target Retirement Income Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 7.2
Victory Target Retirement 2030 Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 21.1

Notes to Financial Statements — continued
December 31, 2024
Victory Portfolios
128
(Unaudited)
5. Fees and Transactions with Affiliates and Related Parties:
Investment Advisory Fees:
Investment advisory services are provided to the Funds by the Adviser, which is a New York corporation registered as an investment adviser with the SEC.
Under the terms of the Investment Advisory Agreement, the Adviser is entitled to receive fees accrued daily and paid monthly at an annualized rate based on a percentage of the average daily net assets of each Fund. The rates at which the Adviser is paid by each Fund are included in the table below.
Amounts incurred and paid to VCM for the six months ended December 31, 2024, are reflected on the Statements of Operations as Investment advisory fees.
Administration and Servicing Fees:
VCM also serves as the Funds’ administrator and fund accountant. Under the Administration and Fund Accounting Agreement, VCM is paid an administration fee based on a percentage of the average daily net assets of the Trust, Victory Variable Insurance Funds and Victory Portfolios II.
The tiered rates at which VCM is paid by the Funds are shown in the table below:
Amounts incurred for the six months ended December 31, 2024, are reflected on the Statements of Operations as Administration fees.
Citi Fund Services Ohio, Inc. (“Citi”), an affiliate of Citibank, acts as sub-administrator and sub-fund accountant to the Funds pursuant to the
Sub-Administration and Sub-Fund Accounting Services Agreement between VCM and Citi. VCM pays Citi a fee for providing these services.
The Funds reimburse VCM and Citi for out-of-pocket expenses incurred in providing these services and certain other expenses specifically
Victory Target Retirement 2040 Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 34.5
Victory Target Retirement 2050 Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 23.7
Victory Target Retirement 2060 Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 3.4
Trivalent International Small-Cap Fund
Ownership %
Victory Strategic Allocation Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.0*
* Amount represents less than 0.05% of shares owned.
Core Bond Fund
Ownership %
Victory Strategic Allocation Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 18.7
Adviser Fee Tier Rates
Flat Rate
Integrity Discovery Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 1.00%
Up to $500 million Over $500 million
Integrity Mid-Cap Value Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.75% 0.70%
Up to $300 million Over $300 million
Integrity Small-Cap Value Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.90% 0.85%
Integrity Small/Mid-Cap Value Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.80% 0.75%
Up to $1 billion $1 billion -$2 billion Over $2 billion
Munder Multi-Cap Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.75% 0.72% 0.70%
Up to $250 million
$250 million -$500
million Over $500 million
S&P 500 Index Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.20% 0.12% 0.07%
Up to $6 billion $6 billion -$8 billion Over $8 billion
Munder Mid-Cap Core Growth Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.75% 0.70% 0.65%
Up to $1 billion Over $1 billion
Trivalent International Fund — Core Equity . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.80% 0.75%
Trivalent International Small-Cap Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.95% 0.90%
Flat Rate
Core Bond Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.40%
Net Assets
Up to $15 billion $15 billion — $30 billion Over $30 billion
0.08%, plus 0.05%, plus 0.04%

Notes to Financial Statements — continued
December 31, 2024
Victory Portfolios
129
(Unaudited)
allocated to the Funds. Amounts incurred for the six months ended December 31, 2024, are reflected on the Statements of Operations as Sub-
Administration fees.
The Funds (as part of the Trust) have entered into an agreement with the Adviser to provide compliance services, pursuant to which the Adviser furnishes its compliance personnel, including the services of the Chief Compliance Officer (“CCO”), and other resources reasonably necessary to provide the Trust with compliance oversight services related to the design, administration, and oversight of a compliance program for the
Trust in accordance with Rule 38a-1 under the 1940 Act. The CCO is an employee of the Adviser, which pays the compensation of the CCO and support staff. The funds in the Trust, Victory Variable Insurance Funds, and Victory Portfolios II, in aggregate, compensate the Adviser for these services. Amounts incurred for the six months ended December 31, 2024, are reflected on the Statements of Operations as Compliance fees.
Transfer Agency Fees:
FIS Investor Services, LLC (“FIS”) serves as the Funds’ transfer agent. Under the Transfer Agent Agreement, the Trust pays FIS a fee for its services and reimburses FIS for all of their reasonable out-of-pocket expenses incurred in providing these services.  Amounts incurred for the six months ended December 31, 2024, are reflected on the Statements of Operations as Transfer agent fees.
Victory Capital Transfer Agency, Inc., an affiliate of the Adviser, serves as sub-transfer agent for the Member Class. Amounts incurred for the six months ended December 31, 2024, if any, are reflected on the Statements of Operations as Transfer agent fees.
Sub-Transfer Agency Fees:
The Funds have entered into Sub-Transfer Agency Agreements with financial intermediaries that provide recordkeeping, processing, shareholder communications and other services to customers of the intermediaries that hold positions in the Funds and have agreed to compensate the intermediaries for providing those services. Intermediaries transact with the Funds primarily through the use of omnibus accounts on behalf of their customers who hold positions in the Funds. These services would have been provided by the Funds’ transfer agent and other service providers if the shareholders’ accounts were maintained directly at the Funds’ transfer agent. Amounts incurred for the six months ended
December 31, 2024, are reflected on the Statements of Operations as Sub-Transfer agent fees.
Distributor/Underwriting Services:
Victory Capital Services, Inc. (the “Distributor”), an affiliate of the Adviser, serves as Distributor for the continuous offering of the shares of the
Funds pursuant to a Distribution Agreement between the Distributor and the Trust.
Pursuant to the Distribution and Service Plans adopted in accordance with Rule 12b-1 under the 1940 Act, the Distributor may receive a monthly distribution and service fee up to the annual rate shown in the table below:
The distribution and service fees paid to the Distributor may be used by the Distributor to pay for activities primarily intended to result in the sale of Class A, Class C, and Class R. Amounts incurred for the six months ended December 31, 2024, are reflected on the Statements of
Operations as 12b-1 fees.
In addition, the Distributor is entitled to receive commissions in connection with sales of the Class A. For the six months ended December 31,
2024, the Distributor received the following (amounts in thousands) from commissions earned in connection with sales of Class A:
Class A Class C Class R
Integrity Discovery Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.25% 1.00% N/A
Integrity Mid-Cap Value Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.25% 1.00% N/A
Integrity Small-Cap Value Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.25% 1.00% 0.50%
Integrity Small/Mid-Cap Value Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.25% N/A N/A
Munder Multi-Cap Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.25% 1.00% N/A
S&P 500 Index Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.15% N/A 0.50%
Munder Mid-Cap Core Growth Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.25% 1.00% N/A
Trivalent International Fund — Core Equity . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.25% N/A N/A
Trivalent International Small-Cap Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.25% 1.00% N/A
Core Bond Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.25% 1.00% N/A
Amount
Integrity Discovery Fund ............................................................................... $ —(a)
Integrity Mid-Cap Value Fund ............................................................................ 2
Integrity Small-Cap Value Fund ........................................................................... 2
Integrity Small/Mid-Cap Value Fund ....................................................................... 1
Munder Multi-Cap Fund ................................................................................ 3
S&P 500 Index Fund .................................................................................. 2
Munder Mid-Cap Core Growth Fund ....................................................................... 1
Trivalent International Fund - Core Equity ................................................................... —(a)
Trivalent International Small-Cap Fund ..................................................................... 1
Core Bond Fund ...................................................................................... —(a)
(a) Rounds to less than $1 thousand.

Notes to Financial Statements — continued
December 31, 2024
Victory Portfolios
130
(Unaudited)
Other Fees:
Citibank serves as the Funds’ custodian. The Funds pay Citibank a fee for providing these services. Amounts incurred for the six months ended
December 31, 2024, are reflected on the Statements of Operations as Custodian fees.
Sidley Austin LLP provides legal services to the Trust.
The Adviser has entered into an expense limitation agreement with the Trust. Under the terms of the agreement, the Adviser has agreed to waive fees or reimburse certain expenses to the extent that ordinary operating expenses incurred by certain classes of the Funds in any fiscal year exceed the expense limits for the Funds. Such excess amounts will be the liability of the Adviser. Acquired fund fees and expenses, interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with GAAP, and other extraordinary expenses not incurred in the ordinary course of the Funds’ business are excluded from the expense limits. As of December 31, 2024, the expense limits
(excluding voluntary waivers) were as follows:
(a)  Effective November 1, 2024 rate was changed from 0.95% to 0.97%.
Under the terms of the expense limitation agreement, the Funds have agreed to repay fees and expenses that were waived or reimbursed by the Adviser for a period of up to three years (thirty-six (36) months) after the waiver or reimbursement took place, subject to the lesser of any operating expense limits in effect at the time of: (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount.
The Funds have not recorded any amounts available to be repaid to the Adviser as a commitment and contingency liability due to an assessment that such repayments are not probable at December 31, 2024.
As of December 31, 2024, the following amounts are available to be repaid to the Adviser (amounts in thousands):
The Adviser may voluntarily waive or reimburse additional fees to assist the Funds in maintaining competitive expense ratios. Voluntary waivers and reimbursements applicable to the Funds are not available to be recouped at a future time. There were no voluntary waivers or reimbursements for the six months ended December 31, 2024.
The Funds had adopted a Deferred Compensation Plan (the “Plan”) for their Trustees who received compensation from the Funds. Under the terms of the Plan, a Trustee may have elected to defer all or a portion of their compensation. Amounts deferred were allocated to investment options that were specified in the Plan as selected by the Trustee, among certain Victory Munder Funds, in which their deferred accounts are deemed invested. Deferred compensation liability under the Plan constitutes a general unsecured obligation for the applicable Victory Fund to be paid to the final Trustee participant. For the six months ended December 31, 2024, $130 thousand has been deferred and included in the
Funds’ Statements of Assets and Liabilities.
Certain officers and/or interested trustees of the Funds are also officers and/or employees of the Adviser, administrator, fund accountant, legal counsel, and Distributor.
6. Risks:
The Funds may be subject to other risks in addition to these identified risks.
In effect until October 31, 2025
Class A Class C Class I Class R Class R6 Class Y Member Class
Integrity Discovery Fund . . . . . . . . . . . . . . . . . . . . . . . . 1.66% 2.45% N/A N/A N/A 1.44% 1.50%
Integrity Mid-Cap Value Fund . . . . . . . . . . . . . . . . . . . . . 1.00% 1.75% N/A N/A 0.60% 0.75% 0.85%
Integrity Small-Cap Value Fund . . . . . . . . . . . . . . . . . . . . 1.50% 2.35% N/A 1.75% N/A N/A N/A
Integrity Small/Mid-Cap Value Fund . . . . . . . . . . . . . . . . . . 1.13% N/A N/A N/A 0.83% 0.88% 0.95%
Munder Multi-Cap Fund . . . . . . . . . . . . . . . . . . . . . . . . N/A 2.16% N/A N/A N/A N/A N/A
S&P 500 Index Fund . . . . . . . . . . . . . . . . . . . . . . . . . . N/A N/A N/A N/A N/A N/A N/A
Munder Mid-Cap Core Growth Fund . . . . . . . . . . . . . . . . . . 1.32% 2.12% N/A N/A N/A N/A N/A
Trivalent International Fund — Core Equity . . . . . . . . . . . . . . 0.95% N/A 0.60% N/A 0.55% 0.70% N/A
Trivalent International Small-Cap Fund . . . . . . . . . . . . . . . . 1.35% 2.10% 0.97%(a) N/A 1.10% 1.10% N/A
Core Bond Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.85% 1.60% N/A N/A 0.58% 0.60% N/A
Expires
2025
Expires
2026
Expires
2027
Expires
2028 Total
Integrity Discovery Fund ................................... $ 14 $ 20 $ 25 $ 13 $ 72
Integrity Mid-Cap Value Fund ................................ 418 865 887 440 2,610
Integrity Small-Cap Value Fund ............................... 7 11 13 10 41
Integrity Small/Mid-Cap Value Fund ........................... 141 283 357 160 941
Munder Multi-Cap Fund .................................... 4 7 10 4 25
Munder Mid-Cap Core Growth Fund ........................... — 7 10 7 24
Trivalent International Fund - Core Equity ....................... 456 846 910 481 2,693
Trivalent International Small-Cap Fund ......................... 2,678 5,201 6,101 3,142 17,122
Core Bond Fund .......................................... 43 81 103 55 282

Notes to Financial Statements — continued
December 31, 2024
Victory Portfolios
131
(Unaudited)
Equity Securities Risk — The value of the equity securities in which the Funds invest may decline in response to developments affecting individual companies and/or general economic conditions in the United States or abroad. A company’s earnings or dividends may not increase as expected (or may decline) because of poor management, competitive pressures, reliance on particular suppliers or geographical regions, labor problems or shortages, corporate restructurings, fraudulent disclosures, man-made or natural disasters, military confrontations or wars, terrorism, public health crises, or other events, conditions, and factors. Price changes may be temporary or last for extended periods.
Foreign Securities Risk — Foreign securities (including depositary receipts) are subject to political, regulatory, and economic risks not present in domestic investments. Foreign securities could be affected by factors not present in the United States, including expropriation, confiscation of property, and difficulties in enforcing contracts. Compared to U.S. companies, there generally is less publicly available information about foreign companies and there may be less governmental regulation and supervision of foreign companies. Foreign securities generally experience more volatility than their domestic counterparts. Depositary receipts may have additional risks, including creditworthiness of the depositary bank and the risk of an illiquid market. In addition, to the extent investments are made in a limited number of countries, events in those countries will have a more significant impact on the Funds. Fluctuations in the exchange rates between the U.S. dollar and foreign currencies, currency exchange control regulations, and restrictions or prohibitions on the repatriation of foreign currencies may negatively affect an investment.
Interest Rate Risk —  The Total Return Bond Fund is subject to credit and interest rate risk with respect to fixed income securities. Credit risk refers to the ability of an issuer to make timely payments of interest and principal. Interest rates may rise or the rate of inflation may increase, impacting the value of investments in fixed income securities. A debt issuer’s credit quality may be downgraded or an issuer may default.
Interest rates may fluctuate due to changes in governmental fiscal policy initiatives and resulting market reaction to those initiatives.
Credit Risk — The Funds will be subject to credit risk with respect to the amount each expects to receive from counterparties for financial instruments entered into by the Funds. The Funds may be negatively impacted if a counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties. The Funds may experience significant delays in obtaining any recovery in bankruptcy or other reorganization proceeding and the Funds may obtain only limited recovery or may obtain no recovery in such circumstances. The Funds typically enter into transactions with counterparties whose credit ratings are investment grade, as determined by a nationally recognized statistical rating organization or, if unrated, judged by the Adviser to be of comparable quality.
Smaller-Capitalization Stock Risk — Small- and mid-sized companies are subject to a number of risks not associated with larger, more established companies, potentially making their stock prices more volatile and increasing the risk of loss. Smaller companies may have limited markets, product lines, or financial resources and lack management experience and may experience higher failure rates than larger companies.
Sector Focus Risk —  To the extent the Funds focus in one or more sectors, such as the information technology sector or financial sector, market or economic factors impacting those sectors could have a significant effect on the value of the Funds’ investments and could make the Funds’
performance more volatile.
General Market Risk — Overall market risks may affect the value of the Funds. Domestic and international factors such as political events, war, terrorism, trade disputes, inflation rates, interest rate levels, and other fiscal and monetary policy changes; cybersecurity incidents, pandemics, and other public health crises; sanctions against a particular foreign country, its nationals, businesses, or industries; and related geopolitical events, as well as environmental disasters such as earthquakes, fires, and floods, or other catastrophes, may add to instability in global economies and markets generally, and may lead to increased market volatility. Global economies and financial markets are highly interconnected, which increases the possibility that conditions in one country or region might adversely affect issuers in another country or region. The impact of these and other factors may be short-term or may last for extended periods.
Passive Investment Risk/Index Risk  — Certain Funds are designed to track the index and is not actively managed. A Fund will not buy or sell shares of an equity security due to current or projected performance of a security, industry or sector, unless that security is added to or removed, respectively, from its index. A Fund does not, therefore, seek returns in excess of its index, and does not attempt to take defensive positions or hedge against potential risks unless such defensive positions are also taken by its index.
High-Yield/Junk Bond Risk — Lower-quality debt securities can involve a substantially greater risk of default than higher quality debt securities, and their values can decline significantly over short and longer periods of time. Lower-quality debt securities tend to be more sensitive to adverse news about the issuer, or the market or economy in general.
7. Borrowing and Interfund Lending:
Line of Credit:
The Victory Funds Complex participates in a short-term demand note “Line of Credit” agreement with Citibank. Under the agreement with
Citibank, the funds in the Trust, Victory Variable Insurance Funds, Victory Portfolios II, and Victory Portfolios III (collectively, the "Victory
Funds Complex"), in aggregate, may borrow up to $600 million, of which $300 million is committed and $300 million is uncommitted. $40 million of the Line of Credit is reserved for use by the Victory Floating Rate Fund, another series of the Victory Funds Complex, with Victory
Floating Rate Fund paying the related commitment fees for that amount. The purpose of the Line of Credit is to meet temporary or emergency cash needs. For the six months ended December 31, 2024, Citibank received an annual commitment fee of 0.15% on $300 million for providing the Line of Credit. Each Fund in the Victory Funds Complex paid a pro-rata portion of the commitment fees plus any interest on amounts borrowed. Interest is based on the one-month Secured Overnight Financing Rate plus 1.10 percent. Effective June 25, 2024, the agreement was renewed with a termination date of June 23, 2025, and the annual commitment fee of 0.15% remained unchanged. Interest charged to each
Fund during the period, if applicable, is reflected on the Statements of Operations under Line of credit fees.

Notes to Financial Statements — continued
December 31, 2024
Victory Portfolios
132
(Unaudited)
The Funds had no borrowings under the Line of Credit agreement during the six months ended December 31, 2024.
Interfund Lending:
The Trust and the Adviser rely on an exemptive order granted by the SEC in March 2017 (the “Order”), permitting the establishment and operation of an Interfund Lending Facility (the “Facility”). The Facility allows each Fund to directly lend and borrow money to or from any other fund in the Victory Funds Complex that is permitted to participate in the Facility, relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are allowed for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund’s borrowing restrictions.
The interfund loan rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. As a Borrower (as defined in the Order), interest charged to each Fund, if any, during the period, is reflected on the Statements of Operations under Interfund lending fees. As a Lender (as defined in the Order), interest earned by each Fund, if any, during the period, is reflected on the
Statements of Operations under Interfund lending.
The average borrowing or lending for the days outstanding and average interest rate for the Funds that utilized this Facility during the six months ended December 31, 2024, were as follows (amounts in thousands):
* Based on the number of days borrowings were outstanding for the six months ended December 31, 2024.
8. Federal Income Tax Information:
Dividends from net investment income, if any, are declared and paid as noted in the table below. Distributable net realized gains, if any, are declared and distributed at least annually from each Fund.
The amounts of dividends from net investment income and distributions from net realized gains (collectively, distributions to shareholders) are determined in accordance with federal income tax regulations, which may differ from GAAP. To the extent these “book/tax” differences are permanent in nature (e.g., net operating loss and distribution reclassification), such amounts are reclassified within the components of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales) do not require reclassification. To the extent dividends and distributions exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital. Net investment losses incurred by the Funds may be reclassified as an offset to capital on the accompanying Statements of Assets and Liabilities.
The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings (loss) will be determined at the end of the current tax year.
As of the tax year ended June 30, 2024, the following Fund had net capital loss carryforwards as shown in the table below. It is unlikely that the Board will authorize a distribution of capital gains realized in the future until the capital loss carryforwards have been used (amounts in thousands):
Borrower or
Lender
Amount
Outstanding at
December 31, 2024
Average
Borrowing*
Average
Interest Rate*
Maximum
Borrowing
During the
Period
S&P 500 Index Fund ............................. Borrower $ — $ 28,259 5.87% $ 28,259
Declared Paid
Integrity Discovery Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . Annually Annually
Integrity Mid-Cap Value Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . Annually Annually
Integrity Small-Cap Value Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . Annually Annually
Integrity Small/Mid-Cap Value Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . Annually Annually
Munder Multi-Cap Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . Annually Annually
S&P 500 Index Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . Quarterly Quarterly
Munder Mid-Cap Core Growth Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . Annually Annually
Trivalent International Fund — Core Equity . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . Annually Annually
Trivalent International Small-Cap Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . Annually Annually
Core Bond Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . Monthly Monthly
Short-Term
Amount
Long-Term
Amount Total
Trivalent International Fund - Core Equity .................................... $ (5,350) $ — $ (5,350)
Trivalent International Small-Cap Fund ...................................... (258,942) (50,003) (308,945)
Core Bond Fund ....................................................... (1,674) (9,053) (10,727)

Notes to Financial Statements — continued
December 31, 2024
Victory Portfolios
133
(Unaudited)
9. New Accounting Pronouncement:
In this reporting period, the Funds adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280): Improvements to
Reportable Segment Disclosures. Adoption of the new standard impacted financial statement disclosures only and did not affect each Fund’s financial position or the results of its operations.
The management committee of the Adviser acts as each Fund’s Chief Operating Decision Maker (“CODM”). Each Fund represents a single operating segment, as the CODM monitors the operating results of each Fund as a whole and the Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy. The financial information in the form of the Funds’ portfolio composition, total returns, expense ratios, and changes in net assets, which are used by the CODM to assess the segment’s performance versus each Fund’s comparative benchmarks and to make resource allocation decisions for the Fund’s single segment, is consistent with that presented within each Fund’s financial statements. Segment assets are reflected on the accompanying Statements of Assets and
Liabilities as “total assets” and significant segment expenses are listed on the accompanying Statements of Operations.

Supplemental Information
December 31, 2024
Victory Portfolios
134
(Unaudited)
Considerations of the Board in Continuing the Investment Advisory Agreement (the “Agreement”)
The Board approved the Agreement on behalf of each of the Funds at a meeting, which was called for that purpose, on December 5, 2024.
The Board also considered information relating to the Funds and the Agreement provided throughout the year and, more specifically, at the meetings on October 21, 2024 and December 5, 2024. In considering whether to approve the Agreement, the Board requested from the Adviser certain information concerning the Funds to assist it in evaluating the terms of the Agreement. In response to the request from the Independent
Trustees, the Adviser provided information and reports relevant to the continuation of the Agreement. The Board, including the Independent
Trustees, evaluated this information along with other information obtained throughout the year and was advised by legal counsel to the Funds and independent legal counsel to the Independent Trustees.
The Board considered each Fund’s advisory fee, expense ratio and investment performance as significant factors in determining whether the
Agreement should be continued. In considering whether the compensation paid to the Adviser was fair and reasonable, the Board also evaluated, among other things, the following factors:
The requirements of the Funds for the services provided by the Adviser;
The nature, quality and extent of the services provided and expected to be provided;
The performance of the Funds as compared to comparable funds;
The fees payable for the services and whether the fee arrangements provided for economies of scale that would benefit Fund shareholders as the Funds grow (acknowledging that economies of scale can be complex to assess and typically are not directly measurable) and whether additions of or revisions to breakpoints would be appropriate;
Whether the fee would be sufficient to enable the Adviser to attract and retain experienced personnel and continue to provide quality services to the Funds;
The fees paid by other clients of the Adviser whose accounts are managed in a similar investment style and any differences in the services provided to the other clients compared to those provided to the Funds;
The total expenses of each Fund;
Management’s commitment to operating the Funds at competitive expense levels;
The profitability of the Adviser (as reflected by comparing fees earned against an estimate of the Adviser’s costs) with respect to the Adviser’s relationship with the Funds;
Research and other service benefits received by the Adviser obtained through payment of client commissions for securities transactions;
Other benefits received by the Adviser, and its affiliates, including revenues paid to the Adviser, or its affiliates, by the Funds for administration and fund accounting services, shareholder services and distribution;
The capabilities and financial condition of the Adviser;
Current economic and industry trends; and
The historical relationship between each Fund and the Adviser.
The Board reviewed each Fund’s gross management fee, comprised of the advisory fee plus the administrative services fee paid to the Adviser, in the context of the Adviser’s business and services with respect to each Fund individually and with respect to all the funds as a whole. The
Board retained an independent, third-party consultant to provide comparative information about fees, expenses and performance, and to design and maintain a database of relevant information designed to assist the Board in retrieving and analyzing comparative information. The Board met with the consultant to review its inputs and methodologies, among other things. The Board compared each Fund’s gross management fees and total operating expense ratio on a net and gross basis with the median gross management fee and median expense ratio of a universe of comparable mutual funds compiled by the consultant and a peer group of funds selected by that consultant from the universe. The Board reviewed the factors and methodology used by the consultant in the selection of each Fund’s peer group, including the consultant’s selection of a broad universe of funds, the more specific universe of comparable funds, and peer groups of funds with comparable investment strategies and asset levels, among other factors. The Board also reviewed any changes to the consultant’s methodology as compared to the prior year, including those resulting from the Adviser’s input, if any. With respect to certain Funds, the Board also reviewed fees and other information related to the
Adviser’s management of similarly managed institutional or private accounts, and the differences in the services provided to the other accounts.
The Board also noted that the breakpoints in the advisory fee schedule for some of the Funds evidenced one way in which the Adviser has shown a willingness to share in its economies of scale.
As in prior years, in evaluating the Adviser’s performance, the Board also considered how the Adviser addressed challenges related to changing market conditions and legal and regulatory developments affecting the Funds.
To help it evaluate the fees and expenses of each Fund with a total net expense ratio that ranked within the fourth quartile (most expensive) in relation to funds in a peer group selected by an independent third-party consultant, the Board requested, and the Adviser provided, supplemental information about fee levels and the nature of the services provided on a Fund-by-Fund basis as described in greater detail below. When a Fund’s management fee or total expenses were higher than those of other funds in the peer group, the Board considered factors that contributed to the
Fund’s management fee or the Fund’s total expenses, including, among other things, whether the Fund requires specific or specialized portfolio management, administration or oversight needs; the size of the Fund’s assets in relation to its peers; whether the Fund has experienced sustained redemptions leading to decreased assets; and the factors that resulted in, for example, rapid or recent changes in expenses. The Board also

Supplemental Information — continued
December 31, 2024
Victory Portfolios
135
(Unaudited)
considered the extent to which the Adviser waives management fees and/or reimburses any Fund for other Fund-level expenses, including the extent to which any such waivers or reimbursements were applied at different rates for different share classes. The Board asked for and received information to help it evaluate the process that the Adviser uses to monitor whether any such waiver or reimbursement resulted in any potential
“cross-subsidization” of one share class by another share class.
The Board also reviewed the compliance and administrative services provided to the Funds by the Adviser and its affiliates, including the Adviser’s oversight of the Funds’ day-to-day operations and oversight of Fund accounting, assistance in meeting legal and regulatory requirements, and other services necessary for the operation of the Funds and the Trust.
The Board reviewed each Fund’s performance over one-, three-, five- and ten-year periods (as applicable) against the performance of the Fund’s selected peer group and benchmark index. The Board recognized that the performance of the Funds and the peer group funds are net of expenses, while the performance of the benchmark index reflects gross returns.
When a Fund underperformed the funds in its selected peer group and/or benchmark index for any of the periods reported, the Board considered the magnitude and duration of that underperformance relative to the selected peer group and/or benchmark index (e.g., the amount by which a
Fund underperformed, including, for example, whether the Fund slightly underperformed or significantly underperformed its benchmark both in absolute and relative terms). For those Funds identified as having underperformed the selected peer group and/or benchmark index for multiple periods of time, the Board further inquired into the circumstances of its underperformance, including with respect to significant differences in investment strategy or securities exposure of the Fund as compared to its benchmark index and selected peer group. In these cases, the Board discussed with the Adviser each such Fund’s performance, potential reasons for the relative performance, and, if necessary, steps that the
Adviser had taken, or intends to take, to improve performance, including, as appropriate, matters relating to staffing levels, and portfolio trading strategies, among other things.
When a Fund’s gross management fee, net management fee (gross management fees less any fees waived or expenses reimbursed by the
Adviser) or total net expenses ranked in the fourth quartile (most expensive), the Board considered the magnitude of differences relative to the selected peer group (e.g., the amount by which a Fund’s expenses differed, including, for example, whether the Fund’s fees and expenses were slightly or significantly higher as compared to funds in its selected peer group). The Board also considered the types of expenses paid by the funds in the Funds’ selected peer groups noting, for example, that certain funds in the Funds’ selected peer groups do not pay rule 12b-1 fees, and the changes in the selected peer groups as compared to prior years.
The Board also met with the portfolio managers of the Funds during the 12 months prior to voting on the contract renewal to discuss the Funds’
performance, and received a report each quarter on the Funds’ performance, among other things, from the Adviser’s President of Investment
Franchises & Solutions and Head of Product & Strategy. The Board also considered the Adviser’s responsiveness with respect to the relative performance. The Board recognized that the performance data reflects a period as of a particular date and that selecting a different performance period could produce significantly different results. The Board further acknowledged that long-term performance could be affected by even one period of significant outperformance or underperformance. In this regard, the Board noted that performance, especially short-term performance, is only one of the factors that it deems relevant to its consideration of the Agreement.
The Board reviewed various other specific factors with respect to each Fund, as described below. In their deliberations, the Trustees did not rank the importance of any particular information or factor considered and each Trustee may have attributed different weights to various factors.
Integrity Discovery Fund:
Performance. The Board compared the Fund’s Class A performance for the one-, three-, five- and ten-year periods ended June 30, 2024, to that of the median performance of the Fund’s peer group and benchmark index for the same periods and considered the fact that the Fund outperformed the benchmark index for all of the periods reviewed, outperformed the peer group median for the one- and ten-year periods, and underperformed the peer group median for the three- and five-year periods.
Fees and Expenses. The Board considered that, as compared to other funds in the Fund’s peer group, the Fund’s gross management fee ranked in the fourth quartile (most expensive), the Fund’s net management fee (gross management fees less any fees waived or expenses reimbursed by the Adviser) ranked in the fourth quartile (most expensive) and the Fund’s total net expenses ranked in the fourth quartile (most expensive).
The Board also considered that the Fund benefited from a contractual agreement with the Adviser pursuant to which the Adviser waives and/or reimburses expenses for certain classes of the Fund’s shares, and that it believed that the waivers and/or reimbursements likely would stabilize the Fund’s expenses for those share classes during that period.
In evaluating the Agreement, the Board considered, in addition to those considerations described above and among other things: (1) the Fund’s management fee compared to comparable mutual funds; (2) the Fund’s total expense ratio compared to comparable mutual funds; (3) that the
Adviser’s willingness to limit the expenses of certain classes for a period of time likely would stabilize the Fund’s expenses for those share classes during that period; and (4) any discussions the Board had with the Adviser as outlined above. Taking these factors, among others, into consideration, the Board concluded that the Agreement continued to be in the best interests of the Fund’s shareholders.
Integrity Mid-Cap Value Fund:
Performance. The Board compared the Fund’s Class A performance for the one-, three-, five- and ten-year year periods ended June 30, 2024, to that of the median performance of the Fund’s peer group and benchmark index for the same periods and considered the fact that the Fund underperformed the benchmark index for the one-year period, outperformed the benchmark index for the three-, five- and ten-year periods,

Supplemental Information — continued
December 31, 2024
Victory Portfolios
136
(Unaudited)
underperformed the peer group median for the one-year period, outperformed the peer group median for the three- and ten-year periods, and matched the peer group median for the five-year period.
Fees and Expenses. The Board considered that, as compared to other funds in the Fund’s peer group, the Fund’s gross management fee ranked in the third quartile, the Fund’s net management fee (gross management fees less any fees waived or expenses reimbursed by the Adviser) ranked in the first quartile (least expensive) and the Fund’s total net expenses ranked in the first quartile (least expensive). The Board also considered that the Fund benefited from a contractual agreement with the Adviser pursuant to which the Adviser waives and/or reimburses expenses for certain classes of the Fund’s shares, and that it believed that the waivers and/or reimbursements likely would stabilize the Fund’s expenses for those share classes during that period.
In evaluating the Agreement, the Board considered, in addition to those considerations described above and among other things: (1) the Fund’s management fee compared to comparable mutual funds; (2) the Fund’s total expense ratio compared to comparable mutual funds; (3) that the
Adviser’s willingness to limit the expenses of certain classes for a period of time likely would stabilize the Fund’s expenses for those share classes during that period; and (4) any discussions the Board had with the Adviser as outlined above. Taking these factors, among others, into consideration, the Board concluded that the Agreement continued to be in the best interests of the Fund’s shareholders.
Integrity Small-Cap Value Fund:
Performance. The Board compared the Fund’s Class A performance for the one-, three-, five- and ten-year periods ended June 30, 2024, to that of the median performance of the Fund’s peer group and benchmark index for the same periods and considered the fact that the Fund underperformed the benchmark index for the one-year period, outperformed the benchmark index for the three-, five- and ten-year periods, underperformed the peer group median for the one- and ten-year periods, outperformed the peer group median for the three-year period, and matched the peer group median for the five-year period.
Fees and Expenses. The Board considered that, as compared to other funds in the Fund’s peer group, the Fund’s gross management fee ranked in the fourth quartile (most expensive), the Fund’s net management fee (gross management fees less any fees waived or expenses reimbursed by the Adviser) ranked in the fourth quartile (most expensive) and the Fund’s total net expenses ranked in the fourth quartile (most expensive).
The Board also considered that the Fund benefited from a contractual agreement with the Adviser pursuant to which the Adviser waives and/or reimburses expenses for certain classes of the Fund’s shares, and that it believed that the waivers and/or reimbursements likely would stabilize the Fund’s expenses for those share classes during that period.
In evaluating the Agreement, the Board considered, in addition to those considerations described above and among other things: (1) the Fund’s management fee compared to comparable mutual funds; (2) the Fund’s total expense ratio compared to comparable mutual funds; (3) that the
Adviser’s willingness to limit the expenses of certain classes for a period of time likely would stabilize the Fund’s expenses for those share classes during that period; and (4) any discussions the Board had with the Adviser as outlined above. Taking these factors, among others, into consideration, the Board concluded that the Agreement continued to be in the best interests of the Fund’s shareholders.
Integrity Small/Mid-Cap Value Fund:
Performance. The Board compared the Fund’s Class A performance for the one-, three-, five- and ten-year periods ended June 30, 2024, to that of the median performance of the Fund’s peer group and benchmark index for the same periods and considered the fact that the Fund underperformed the benchmark index for the one-year period, outperformed the benchmark index for the three-, five- and ten-year periods, underperformed the peer group median for the one-year period, and outperformed the peer group median for the three-, five- and ten-year periods.
Fees and Expenses. The Board considered that, as compared to other funds in the Fund’s peer group, the Fund’s gross management fee ranked in the third quartile, the Fund’s net management fee (gross management fees less any fees waived or expenses reimbursed by the Adviser) ranked in the first quartile (least expensive) and the Fund’s total net expenses ranked in the second quartile. The Board also considered that the Fund benefited from a contractual agreement with the Adviser pursuant to which the Adviser waives and/or reimburses expenses for certain classes of the Fund’s shares, and that it believed that the waivers and/or reimbursements likely would stabilize the Fund’s expenses for those share classes during that period.
In evaluating the Agreement, the Board considered, in addition to those considerations described above and among other things: (1) the Fund’s management fee compared to comparable mutual funds; (2) the Fund’s total expense ratio compared to comparable mutual funds; (3) that the
Adviser’s willingness to limit the expenses of certain classes for a period of time likely would stabilize the Fund’s expenses for those share classes during that period; and (4) any discussions the Board had with the Adviser as outlined above. Taking these factors, among others, into consideration, the Board concluded that the Agreement continued to be in the best interests of the Fund’s shareholders.
Munder Multi-Cap Fund:
Performance. The Board compared the Fund’s Class A performance for the one-, three-, five- and ten-year periods ended June 30, 2024, to that of the median performance of the Fund’s peer group and benchmark index for the same periods and considered the fact that the Fund underperformed the benchmark index for the one- and ten-year periods, outperformed the benchmark index for the three- and five-year periods, and outperformed the peer group median for all of the periods reviewed.
Fees and Expenses. The Board considered that, as compared to other funds in the Fund’s peer group, the Fund’s gross management fee ranked in the fourth quartile (most expensive), the Fund’s net management fee (gross management fees less any fees waived or expenses reimbursed

Supplemental Information — continued
December 31, 2024
Victory Portfolios
137
(Unaudited)
by the Adviser) ranked in the fourth quartile (most expensive) and the Fund’s total net expenses ranked in the fourth quartile (most expensive).
The Board also considered that the Fund benefited from a contractual agreement with the Adviser pursuant to which the Adviser waives and/or reimburses expenses for certain classes of the Fund’s shares, and that it believed that the waivers and/or reimbursements likely would stabilize the Fund’s expenses for those share classes during that period.
In evaluating the Agreement, the Board considered, in addition to those considerations described above and among other things: (1) the Fund’s management fee compared to comparable mutual funds; (2) the Fund’s total expense ratio compared to comparable mutual funds; (3) that the
Adviser’s willingness to limit the expenses of certain classes for a period of time likely would stabilize the Fund’s expenses for those share classes during that period; and (4) any discussions the Board had with the Adviser as outlined above. Taking these factors, among others, into consideration, the Board concluded that the Agreement continued to be in the best interests of the Fund’s shareholders.
S&P 500 Index Fund:
Performance. Noting that the Fund’s objective is to provide performance and income that is comparable to the S&P 500 Index, the Board compared the Fund’s Class A performance for the one-, three-, five- and ten-year periods ended June 30, 2024, to that of the median performance of the Fund’s peer group and benchmark index for the same periods and considered the fact that the Fund underperformed both the benchmark index and the peer group median for all of the periods reviewed. The Board considered the Fund’s tracking error as a factor in evaluating performance.
Fees and Expenses. The Board considered that, as compared to other funds in the Fund’s peer group, the Fund’s gross management fee ranked in the third quartile, the Fund’s net management fee (gross management fees less any fees waived or expenses reimbursed by the Adviser) ranked in the fourth quartile (most expensive) and the Fund’s total net expenses ranked in the second quartile.
In evaluating the Agreement, the Board considered, in addition to those considerations described above and among other things: (1) the Fund’s management fee compared to comparable mutual funds; (2) the Fund’s total expense ratio compared to comparable mutual funds; and (3) any discussions the Board had with the Adviser as outlined above. Taking these factors, among others, into consideration, the Board concluded that the Agreement continued to be in the best interests of the Fund’s shareholders.
Munder Mid-Cap Core Growth Fund:
Performance. The Board compared the Fund’s Class A performance for the one-, three-, five- and ten-year periods ended June 30, 2024, to that of the median performance of the Fund’s peer group and benchmark index for the same periods and considered the fact that the Fund underperformed the benchmark index for all of the periods reviewed, matched the peer group median for the one- and three-year periods, and underperformed the peer group median for the five- and ten-year periods.
Fees and Expenses. The Board considered that, as compared to other funds in the Fund’s peer group, the Fund’s gross management fee ranked in the third quartile, the Fund’s net management fee (gross management fees less any fees waived or expenses reimbursed by the Adviser) ranked in the third quartile and the Fund’s total net expenses ranked in the fourth quartile (most expensive). The Board also considered that the Fund benefited from a contractual agreement with the Adviser pursuant to which the Adviser waives and/or reimburses expenses for certain classes of the Fund’s shares, and that it believed that the waivers and/or reimbursements likely would stabilize the Fund’s expenses for those share classes during that period.
In evaluating the Agreement, the Board considered, in addition to those considerations described above and among other things: (1) the Fund’s management fee compared to comparable mutual funds; (2) the Fund’s total expense ratio compared to comparable mutual funds; (3) that the
Adviser’s willingness to limit the expenses of certain classes for a period of time likely would stabilize the Fund’s expenses for those share classes during that period; and (4) any discussions the Board had with the Adviser as outlined above. Taking these factors, among others, into consideration, the Board concluded that the Agreement continued to be in the best interests of the Fund’s shareholders.
Trivalent International Fund—Core Equity:
Performance. The Board compared the Fund’s Class A performance for the one-, three-, five- and ten-year periods ended June 30, 2024, to that of the median performance of the Fund’s peer group and benchmark index for the same periods and considered the fact that the Fund outperformed the benchmark index for all of the periods reviewed, outperformed the peer group median for the one-year period, and underperformed the peer group median for the three-, five- and ten-year periods.
Fees and Expenses. The Board considered that, as compared to other funds in the Fund’s peer group, the Fund’s gross management fee ranked in the third quartile, the Fund’s net management fee (gross management fees less any fees waived or expenses reimbursed by the Adviser) ranked in the first quartile (least expensive) and the Fund’s total net expenses ranked in the first quartile (least expensive). The Board also considered that the Fund benefited from a contractual agreement with the Adviser pursuant to which the Adviser waives and/or reimburses expenses for certain classes of the Fund’s shares, and that it believed that the waivers and/or reimbursements likely would stabilize the Fund’s expenses for those share classes during that period.
In evaluating the Agreement, the Board considered, in addition to those considerations described above and among other things: (1) the Fund’s management fee compared to comparable mutual funds; (2) the Fund’s total expense ratio compared to comparable mutual funds; (3) that the
Adviser’s willingness to limit the expenses of certain classes for a period of time likely would stabilize the Fund’s expenses for those share classes during that period; and (4) any discussions the Board had with the Adviser as outlined above. Taking these factors, among others, into consideration, the Board concluded that the Agreement continued to be in the best interests of the Fund’s shareholders.

Supplemental Information — continued
December 31, 2024
Victory Portfolios
138
(Unaudited)
Trivalent International Small-Cap Fund:
Performance. The Board compared the Fund’s Class A performance for the one-, three-, five- and ten-year periods ended June 30, 2024, to that of the median performance of the Fund’s peer group and benchmark index for the same periods and considered the fact that the Fund outperformed the benchmark index for all of the periods reviewed, outperformed the peer group median for the one-, five- and ten- year periods, and underperformed the peer group median for the three-year period.
Fees and Expenses . The Board considered that, as compared to other funds in the Fund’s peer group, the Fund’s gross management fee ranked in the third quartile, the Fund’s net management fee (gross management fees less any fees waived or expenses reimbursed by the Adviser) ranked in the first quartile (least expensive) and the Fund’s total net expenses ranked in the second quartile. The Board also considered that the Fund benefited from a contractual agreement with the Adviser pursuant to which the Adviser waives and/or reimburses expenses for certain classes of the Fund’s shares, and that it believed that the waivers and/or reimbursements likely would stabilize the Fund’s expenses for those share classes during that period.
In evaluating the Agreement, the Board considered, in addition to those considerations described above and among other things: (1) the Fund’s management fee compared to comparable mutual funds; (2) the Fund’s total expense ratio compared to comparable mutual funds; (3) that the
Adviser’s willingness to limit the expenses of certain classes for a period of time likely would stabilize the Fund’s expenses for those share classes during that period; and (4) any discussions the Board had with the Adviser as outlined above. Taking these factors, among others, into consideration, the Board concluded that the Agreement continued to be in the best interests of the Fund’s shareholders.
Core Bond Fund (formerly Total Return Bond Fund):
Performance. Noting that the Fund changed its name and investment strategy in November 2024, the Board compared the Fund’s Class A performance for the one-, three-, five- and ten-year periods ended June 30, 2024, to that of the median performance of the Fund’s peer group and benchmark index for the same periods and considered the fact that the Fund underperformed both the benchmark index and the peer group median for all of the periods reviewed.
Fees and Expenses. The Board considered that, as compared to other funds in the Fund’s peer group, the Fund’s gross management fee ranked in the third quartile, the Fund’s net management fee (gross management fees less any fees waived or expenses reimbursed by the Adviser) ranked in the first quartile (least expensive) and the Fund’s total net expenses ranked in the fourth quartile (most expensive). The Board also considered that the Fund benefited from a contractual agreement with the Adviser pursuant to which the Adviser waives and/or reimburses expenses for certain classes of the Fund’s shares, and that it believed that the waivers and/or reimbursements likely would stabilize the Fund’s expenses for those share classes during that period.
In evaluating the Agreement, the Board considered, in addition to those considerations described above and among other things: (1) the Fund’s management fee compared to comparable mutual funds; (2) the Fund’s total expense ratio compared to comparable mutual funds; (3) that the
Adviser’s willingness to limit the expenses of certain classes for a period of time likely would stabilize the Fund’s expenses for those share classes during that period; and (4) any discussions the Board had with the Adviser as outlined above. Taking these factors, among others, into consideration, the Board concluded that the Agreement continued to be in the best interests of the Fund’s shareholders.
Conclusion:
Based on its review of the information requested and provided, and following extended discussions, the Board determined that: (i) the Adviser’s services benefitted each Fund’s shareholders, particularly in light of the nature of each Fund and the services required to support each Fund; (ii) it was generally satisfied with the nature, quality and extent of the services provide by the Adviser to each Fund; and (iii) the Agreement, on behalf of each Fund discussed above, was consistent with the best interests of each Fund and its shareholders. Accordingly, the Board unanimously approved the Agreement, on behalf of each Fund, for an additional annual period on the basis of the foregoing review and discussions and the following considerations, among others:
The fairness and reasonableness of the investment advisory fee payable to the Adviser under the Agreement in light of the investment advisory services provided, the costs of these services, the profitability of the Adviser’s relationship with each Fund and the comparability of the fee paid to the fees paid by other investment companies;
The nature, quality and extent of the investment advisory services provided by the Adviser;
The Adviser’s entrepreneurial commitment to the management of each Fund and the creation of a broad-based family of funds, which entails a substantial commitment of the Adviser’s resources to the successful operation of each Fund;
The Adviser’s representations regarding its staffing and capabilities to manage each Fund, including the retention of personnel with relevant portfolio management experience;
The Adviser’s efforts to enhance investment results by, among other things, developing and supporting quality portfolio management teams;
and
The overall high quality of the personnel, operations, financial condition, investment management

Victory Funds
P.O. Box 182593
Columbus, Ohio 43218-2593
Visit our website at:
vcm.com
Call Victory at:
800-539-FUND (800-539-3863)
800-235-8396 for Member Class
VP-MUNDER-SAR (12/24)

December 31, 2024
Semi-Annual Report: Full Financials
Victory Diversified Stock Fund
Victory Special Value Fund
Victory THB US Small Opportunities Fund
Victory Strategic Allocation Fund
Victory Fund for Income
Victory Investment Grade Convertible Fund

vcm.com
News, Information And Education 24 Hours A Day, 7 Days A Week
The Victory Capital website gives fund shareholders, prospective shareholders, and investment professionals a convenient way to access fund information, get guidance, and track fund performance anywhere they can access the Internet. The site includes:
Detailed performance records
Daily share prices
The latest fund news
Investment resources to help you become a better investor
A section dedicated to investment professionals
Whether you’re a potential investor searching for the fund that matches your investment philosophy, a seasoned investor interest-
ed in planning tools, or an investment professional, vcm.com has what you seek. Visit us anytime. We’re always open.

Victory
Portfolios
1
Schedules of Portfolio Investments
Victory Diversified Stock Fund
3
Victory Special Value Fund
6
Victory THB US Small Opportunities Fund
8
Victory Strategic Allocation Fund
10
Victory Fund for Income
11
Victory Investment Grade Convertible Fund
13
Financial Statements
Statements of Assets and Liabilities
15
Statements of Operations
17
Statements of Changes in Net Assets
19
Financial Highlights
27
Notes to Financial Statements 52
Supplemental Information
Advisory Contract Approval
62

2
Call Victory at:
800-539-FUND (800-539-3863)
800-235-8396 for Member Class
Visit our website at:
vcm.com
IRA DISTRIBUTION WITHHOLDING DISCLOSURE
We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state’s tax rate. However, you may elect not to have withholding apply or to have income tax withheld at a higher rate. Any withholding election that you make will apply to any subsequent distribution unless and until you change or revoke the election. If you wish to make a withholding election, or change or revoke a prior withholding election, call 800-539-3863 (800-235-8396 for Member Class) and form W-4P (OMB No. 1545-0074 withholding certificate for pension or annuity payments) will be electronically sent.
If you do not have a withholding election in place by the date of a distribution, federal income tax will be withheld from the taxable portion of your distribution at a rate of 10%. If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.
For more specific information, please consult your tax adviser.
The Funds are distributed by Victory Capital Services, Inc. Victory Capital Management Inc. is the investment adviser to the Funds and receives fees from the Funds for performing services for the Funds.
This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus of the
Victory Funds.
For additional information about any Victory Fund, including fees, expenses, and risks, view our prospectus online at vcm.com or call
800-539-3863 (800-235-8396 for Member Class). Read it carefully before you invest or send money.
The information in this report is based on data obtained from recognized services and sources and is believed to be reliable. Any opinions, projections, or recommendations in this report are subject to change without notice and are not intended as individual investment advice. Past investment performance of the Funds, markets or securities mentioned herein should not be considered to be indicative of future results.
NOT FDIC INSURED NO BANK GUARANTEE MAY LOSE VALUE

Schedule of Portfolio Investments
December 31, 2024
Victory Portfolios
Victory Diversified Stock Fund
3
(Unaudited)
See notes to financial statements.
Security Description Shares
a
Value
(000)
Common Stocks (97.1%)
Communication Services (10.4%):
Alphabet, Inc. , Class C ................................................... 70,322 $ 13,392
Meta Platforms, Inc. , Class A .............................................. 20,874 12,222
Netflix, Inc. (a) ......................................................... 6,221 5,545
The Walt Disney Co. .................................................... 29,526 3,288
34,447
Consumer Discretionary (8.8%):
Amazon.com, Inc. (a) .................................................... 70,379 15,440
General Motors Co. ..................................................... 61,509 3,277
Tesla, Inc. (a) .......................................................... 9,266 3,742
Texas Roadhouse, Inc. ................................................... 25,073 4,524
Wingstop, Inc. ......................................................... 7,030 1,998
28,981
Consumer Staples (2.4%):
BellRing Brands, Inc. (a) .................................................. 43,973 3,313
Casey's General Stores, Inc. ............................................... 11,372 4,506
7,819
Electronic Equipment, Instruments & Components (3.2%):
Amphenol Corp. , Class A ................................................. 64,830 4,502
Fabrinet (a) ............................................................ 7,398 1,627
OSI Systems, Inc. (a) ..................................................... 26,232 4,392
10,521
Energy (4.3%):
Baker Hughes Co. ...................................................... 55,710 2,285
Diamondback Energy, Inc. ................................................ 12,964 2,124
EOG Resources, Inc. .................................................... 22,435 2,750
Matador Resources Co. ................................................... 46,625 2,623
Oceaneering International, Inc. (a) ........................................... 97,741 2,549
ONEOK, Inc. .......................................................... 19,897 1,998
14,329
Financials (13.6%):
Affiliated Managers Group, Inc. ............................................ 17,078 3,158
Ameriprise Financial, Inc. ................................................. 8,241 4,388
BGC Group, Inc. , Class A ................................................. 349,589 3,167
Brown & Brown, Inc. .................................................... 19,559 1,996
Corebridge Financial, Inc. ................................................. 114,282 3,421
Fiserv, Inc. (a) .......................................................... 15,667 3,218
Interactive Brokers Group, Inc. ............................................. 12,226 2,160
JPMorgan Chase & Co. .................................................. 20,613 4,941
NU Holdings Ltd. , Class A (a) .............................................. 230,696 2,390
Skyward Specialty Insurance Group, Inc. (a) .................................... 37,383 1,889
The Bancorp, Inc. (a) ..................................................... 28,354 1,492
The Goldman Sachs Group, Inc. ............................................ 3,339 1,912
Visa, Inc. , Class A ...................................................... 19,139 6,049
W.R. Berkley Corp. ..................................................... 80,250 4,696
44,877
Health Care (13.5%):
Addus HomeCare Corp. (a) ................................................ 15,807 1,981
AstraZeneca PLC , ADR .................................................. 50,263 3,293
Cencora, Inc. .......................................................... 8,646 1,943
Eli Lilly & Co. ......................................................... 8,993 6,943
Halozyme Therapeutics, Inc. (a) ............................................. 97,445 4,659
HCA Healthcare, Inc. .................................................... 11,801 3,542
Neurocrine Biosciences, Inc. (a) ............................................. 24,889 3,397
Novartis AG , ADR ...................................................... 34,024 3,311
Novo Nordisk A/S , ADR .................................................. 22,267 1,915
ResMed, Inc. (b) ........................................................ 18,407 4,210
Stryker Corp. .......................................................... 9,213 3,317
The Ensign Group, Inc. ................................................... 27,704 3,681

Victory Portfolios
Victory Diversified Stock Fund
4
(Unaudited)
Schedule of Portfolio Investments — continued
December 31, 2024
See notes to financial statements.
Security Description Shares
a
Value
(000)
Vertex Pharmaceuticals, Inc. (a) ............................................. 5,666 $ 2,282
44,474
Industrials (10.0%):
Allison Transmission Holdings, Inc. ......................................... 32,880 3,553
Booz Allen Hamilton Holding Corp. ......................................... 24,670 3,175
CACI International, Inc. , Class A (a) ......................................... 4,283 1,731
EMCOR Group, Inc. .................................................... 4,277 1,941
Federal Signal Corp. ..................................................... 48,353 4,467
Kirby Corp. (a) ......................................................... 36,554 3,867
Parsons Corp. (a) ....................................................... 45,778 4,223
Quanta Services, Inc. .................................................... 10,081 3,186
Textron, Inc. .......................................................... 31,464 2,407
Trane Technologies PLC .................................................. 7,941 2,933
Verra Mobility Corp. (a) .................................................. 65,173 1,576
33,059
Materials (0.5%):
Linde PLC ............................................................ 3,890 1,629
Real Estate (1.9%):
CBRE Group, Inc. , Class A (a) .............................................. 14,509 1,905
Digital Realty Trust, Inc. .................................................. 11,622 2,061
VICI Properties, Inc. .................................................... 76,535 2,235
6,201
Semiconductors & Semiconductor Equipment (9.9%):
Broadcom, Inc. ........................................................ 30,029 6,962
NVIDIA Corp. ......................................................... 142,148 19,089
ON Semiconductor Corp. (a) ............................................... 32,407 2,043
Taiwan Semiconductor Manufacturing Co. Ltd. , ADR ............................. 22,520 4,447
32,541
Software (10.5%):
Adobe, Inc. (a) ......................................................... 5,695 2,532
Cadence Design Systems, Inc. (a) ............................................ 8,370 2,515
Clear Secure, Inc. , Class A ................................................ 122,586 3,266
Corpay, Inc. (a) ......................................................... 9,373 3,172
Microsoft Corp. ........................................................ 47,054 19,833
Nice Ltd. , ADR (a) (b) .................................................... 19,578 3,325
34,643
Technology Hardware, Storage & Peripherals (8.1%):
Apple, Inc. ........................................................... 106,306 26,621
Total Common Stocks (Cost $214,419)
a
a
a
320,142
Exchange-Traded Funds (1.5%)
SPDR S&P 500 ETF Trust ................................................ 8,418 4,934
Total Exchange-Traded Funds (Cost $4,777)
a
a
a
4,934
Collateral for Securities Loaned (0.8%)^
Goldman Sachs Financial Square Government Fund, Institutional Shares , 4 .41% (c) ........ 623,625 623
HSBC U.S. Government Money Market Fund, Institutional Shares , 4 .38% (c) ............ 623,625 624
Invesco Government & Agency Portfolio, Institutional Shares , 4 .40% (c) ............... 623,625 624
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares , 4 .41% (c) . 623,625 624
Total Collateral for Securities Loaned (Cost $2,495)
a
a
a
2,495
Total Investments (Cost $221,691) — 99.4% 327,571
Other assets in excess of liabilities —  0.6% 1,860
NET ASSETS - 100.00% $ 329,431
At December 31, 2024, the Fund's investments in foreign securities were 7.1% of net assets.
^ Purchased with cash collateral from securities on loan.
(a) Non-income producing security.
(b) All or a portion of this security is on loan.

Victory Portfolios
Victory Diversified Stock Fund
5
(Unaudited)
Schedule of Portfolio Investments — continued
December 31, 2024
See notes to financial statements.
(c) Rate disclosed is the daily yield on December 31, 2024.
ADR
—
American Depositary Receipt
ETF
—
Exchange-Traded Fund
PLC
—
Public Limited Company

Schedule of Portfolio Investments
December 31, 2024
Victory Portfolios
Victory Special Value Fund
6
(Unaudited)
See notes to financial statements.
Security Description Shares
a
Value
(000)
Common Stocks (96.8%)
Communication Services (10.5%):
Alphabet, Inc. , Class C ................................................... 9,345 $ 1,780
Meta Platforms, Inc. , Class A .............................................. 2,892 1,693
Netflix, Inc. (a) ......................................................... 830 740
The Walt Disney Co. .................................................... 3,925 437
4,650
Consumer Discretionary (8.8%):
Amazon.com, Inc. (a) .................................................... 9,432 2,069
General Motors Co. ..................................................... 8,183 436
Tesla, Inc. (a) .......................................................... 1,208 488
Texas Roadhouse, Inc. ................................................... 3,332 601
Wingstop, Inc. ......................................................... 942 268
3,862
Consumer Staples (2.4%):
BellRing Brands, Inc. (a) .................................................. 5,893 444
Casey's General Stores, Inc. ............................................... 1,507 597
1,041
Electronic Equipment, Instruments & Components (3.2%):
Amphenol Corp. , Class A ................................................. 8,635 599
Fabrinet (a) ............................................................ 981 216
OSI Systems, Inc. (a) ..................................................... 3,494 585
1,400
Energy (4.3%):
Baker Hughes Co. ...................................................... 7,423 304
Diamondback Energy, Inc. ................................................ 1,743 286
EOG Resources, Inc. .................................................... 2,901 356
Matador Resources Co. ................................................... 6,029 339
Oceaneering International, Inc. (a) ........................................... 13,090 341
ONEOK, Inc. .......................................................... 2,666 268
1,894
Financials (13.7%):
Affiliated Managers Group, Inc. ............................................ 2,637 488
Ameriprise Financial, Inc. ................................................. 1,096 583
BGC Group, Inc. , Class A ................................................. 46,510 421
Brown & Brown, Inc. .................................................... 2,606 266
Corebridge Financial, Inc. ................................................. 15,226 456
Fiserv, Inc. (a) .......................................................... 2,087 429
Interactive Brokers Group, Inc. ............................................. 1,627 287
JPMorgan Chase & Co. .................................................. 2,700 647
NU Holdings Ltd. , Class A (a) .............................................. 30,110 312
Skyward Specialty Insurance Group, Inc. (a) .................................... 4,978 252
The Bancorp, Inc. (a) ..................................................... 3,769 198
The Goldman Sachs Group, Inc. ............................................ 445 255
Visa, Inc. , Class A ...................................................... 2,543 804
W.R. Berkley Corp. ..................................................... 10,688 625
6,023
Health Care (13.4%):
Addus HomeCare Corp. (a) ................................................ 2,181 273
AstraZeneca PLC , ADR .................................................. 6,680 438
Cencora, Inc. .......................................................... 1,150 258
Eli Lilly & Co. ......................................................... 1,205 930
Halozyme Therapeutics, Inc. (a) ............................................. 12,978 621
HCA Healthcare, Inc. .................................................... 1,539 462
Neurocrine Biosciences, Inc. (a) ............................................. 3,306 451
Novartis AG , ADR ...................................................... 4,522 440
Novo Nordisk A/S , ADR .................................................. 2,967 255
ResMed, Inc. .......................................................... 2,464 564
Stryker Corp. .......................................................... 1,227 442
The Ensign Group, Inc. ................................................... 3,710 493

Victory Portfolios
Victory Special Value Fund
7
(Unaudited)
Schedule of Portfolio Investments — continued
December 31, 2024
See notes to financial statements.
Security Description Shares
a
Value
(000)
Vertex Pharmaceuticals, Inc. (a) ............................................. 760 $ 306
5,933
Industrials (9.9%):
Allison Transmission Holdings, Inc. ......................................... 4,403 476
Booz Allen Hamilton Holding Corp. ......................................... 3,287 423
CACI International, Inc. , Class A (a) ......................................... 569 230
EMCOR Group, Inc. .................................................... 567 257
Federal Signal Corp. ..................................................... 6,398 591
Kirby Corp. (a) ......................................................... 4,838 512
Parsons Corp. (a) ....................................................... 6,068 560
Quanta Services, Inc. .................................................... 1,341 424
Textron, Inc. .......................................................... 4,127 316
Trane Technologies PLC .................................................. 1,056 390
Verra Mobility Corp. (a) .................................................. 8,608 208
4,387
Materials (0.5%):
Linde PLC ............................................................ 515 216
Real Estate (1.8%):
CBRE Group, Inc. , Class A (a) .............................................. 1,923 253
Digital Realty Trust, Inc. .................................................. 1,517 269
VICI Properties, Inc. .................................................... 9,904 289
811
Semiconductors & Semiconductor Equipment (9.7%):
Broadcom, Inc. ........................................................ 4,001 927
NVIDIA Corp. ......................................................... 18,718 2,514
ON Semiconductor Corp. (a) ............................................... 4,231 267
Taiwan Semiconductor Manufacturing Co. Ltd. , ADR ............................. 2,985 589
4,297
Software (10.5%):
Adobe, Inc. (a) ......................................................... 757 337
Cadence Design Systems, Inc. (a) ............................................ 1,114 335
Clear Secure, Inc. , Class A ................................................ 16,331 435
Corpay, Inc. (a) ......................................................... 1,245 421
Microsoft Corp. ........................................................ 6,377 2,688
Nice Ltd. , ADR (a) ...................................................... 2,575 437
4,653
Technology Hardware, Storage & Peripherals (8.1%):
Apple, Inc. ........................................................... 14,351 3,594
Total Common Stocks (Cost $28,685)
a
a
a
42,761
Exchange-Traded Funds (2.0%)
SPDR S&P 500 ETF Trust ................................................ 1,495 876
Total Exchange-Traded Funds (Cost $810)
a
a
a
876
Total Investments (Cost $29,495) — 98.8% 43,637
Other assets in excess of liabilities —  1.2% 508
NET ASSETS - 100.00% $ 44,145
At December 31, 2024, the Fund's investments in foreign securities were 7.0% of net assets.
(a) Non-income producing security.
ADR
—
American Depositary Receipt
ETF
—
Exchange-Traded Fund
PLC
—
Public Limited Company

Schedule of Portfolio Investments
December 31, 2024
Victory Portfolios
Victory THB US Small Opportunities Fund
8
(Unaudited)
See notes to financial statements.
Security Description Shares
a
Value
(000)
Common Stocks (99.5%)
Air Freight & Logistics (0.9%):
Hub Group, Inc. , Class A ................................................. 1,560 $ 69
Building Products (4.2%):
AAON, Inc. ........................................................... 840 99
The AZEK Co., Inc. (a) ................................................... 1,820 86
UFP Industries, Inc. ..................................................... 1,310 148
333
Commercial Services & Supplies (2.4%):
ABM Industries, Inc. .................................................... 1,970 101
Casella Waste Systems, Inc. (a) ............................................. 900 95
196
Construction & Engineering (3.4%):
Arcosa, Inc. ........................................................... 1,550 150
Sterling Infrastructure, Inc. (a) .............................................. 750 126
276
Consumer Discretionary (17.5%):
Atmus Filtration Technologies, Inc. .......................................... 5,350 210
Brunswick Corp. ....................................................... 2,120 137
Cavco Industries, Inc. (a) .................................................. 110 49
Century Communities, Inc. ................................................ 790 58
Dorman Products, Inc. (a) ................................................. 390 50
Installed Building Products, Inc. ............................................ 560 98
Latham Group, Inc. (a) ................................................... 34,005 237
LCI Industries ......................................................... 1,040 108
M/I Homes, Inc. (a) ...................................................... 775 103
Steven Madden Ltd. ..................................................... 2,490 106
Thor Industries, Inc. ..................................................... 1,170 112
Tri Pointe Homes, Inc. (a) ................................................. 3,700 134
1,402
Consumer Staples (0.9%):
WD-40 Co. ........................................................... 290 70
Energy (4.4%):
Cactus, Inc. , Class A ..................................................... 1,820 106
Expro Group Holdings NV (a) .............................................. 9,346 117
Oceaneering International, Inc. (a) ........................................... 4,840 126
349
Financials (14.8%):
Acadian Asset Management, Inc. ............................................ 8,411 222
EVERTEC, Inc. ........................................................ 4,520 156
First Busey Corp. ....................................................... 5,581 132
Home Bancshares, Inc. ................................................... 5,070 143
Houlihan Lokey, Inc. .................................................... 740 129
OFG Bancorp ......................................................... 3,210 136
Stifel Financial Corp. .................................................... 1,050 111
Texas Capital Bancshares, Inc. (a) ........................................... 1,950 152
1,181
Ground Transportation (1.7%):
Landstar System, Inc. .................................................... 790 136
Health Care (16.4%):
Addus HomeCare Corp. (a) ................................................ 320 40
CorVel Corp. (a) ........................................................ 1,701 189
Halozyme Therapeutics, Inc. (a) ............................................. 3,843 184
Integer Holdings Corp. (a) ................................................. 990 131
Merit Medical Systems, Inc. (a) ............................................. 1,210 117

Victory Portfolios
Victory THB US Small Opportunities Fund
9
(Unaudited)
Schedule of Portfolio Investments — continued
December 31, 2024
See notes to financial statements.
Security Description Shares
a
Value
(000)
Neogen Corp. (a) ....................................................... 10,590 $ 128
Privia Health Group, Inc. (a) ............................................... 6,500 127
STAAR Surgical Co. (a) .................................................. 4,514 110
UFP Technologies, Inc. (a) ................................................. 400 98
Vericel Corp. (a) ........................................................ 3,490 192
1,316
Information Technology (14.0%):
Advanced Energy Industries, Inc. ........................................... 1,540 178
Alarm.com Holdings, Inc. (a) ............................................... 1,770 108
Diodes, Inc. (a) ......................................................... 2,050 126
DoubleVerify Holdings, Inc. (a) ............................................. 4,510 87
ePlus, Inc. (a) .......................................................... 2,362 175
Fabrinet (a) ............................................................ 500 110
Plexus Corp. (a) ........................................................ 840 131
Progress Software Corp. .................................................. 2,240 146
ScanSource, Inc. (a) ..................................................... 1,250 59
1,120
Machinery (7.8%):
Alamo Group, Inc. ...................................................... 480 89
ESCO Technologies, Inc. ................................................. 1,370 182
RBC Bearings, Inc. (a) ................................................... 390 117
SPX Technologies, Inc. (a) ................................................. 780 114
Standex International Corp. ................................................ 640 120
622
Materials (6.2%):
Balchem Corp. ......................................................... 784 128
H.B. Fuller Co. ........................................................ 1,370 92
Hawkins, Inc. ......................................................... 1,510 185
NewMarket Corp. ...................................................... 180 95
500
Trading Companies & Distributors (4.9%):
Boise Cascade Co. ...................................................... 900 107
GMS, Inc. (a) .......................................................... 1,204 102
McGrath RentCorp ...................................................... 740 83
Rush Enterprises, Inc. , Class A ............................................. 1,860 102
394
Total Common Stocks (Cost $6,752)
a
a
a
7,964
Total Investments (Cost $6,752) — 99.5% 7,964
Other assets in excess of liabilities —  0.5% 38
NET ASSETS - 100.00% $ 8,002
At December 31, 2024, the Fund's investments in foreign securities were 5.0% of net assets.
(a) Non-income producing security.

Schedule of Portfolio Investments
December 31, 2024
Victory Portfolios
Victory Strategic Allocation Fund
10
(Unaudited)
See notes to financial statements.
Security Description Shares
a
Value
(000)
Affiliated Exchange-Traded Funds (5.4%)
VictoryShares WestEnd U.S. Sector ETF ...................................... 34,570 $ 1,391
Total Affiliated Exchange-Traded Funds (Cost $1,407)
a
a
a
1,391
Affiliated Mutual Funds (93.8%)
Victory Core Bond Fund, Class R6 .......................................... 993,364 8,116
Victory Global Energy Transition Fund, Class Y ................................. 25,791 832
Victory Integrity Discovery Fund, Class Y ..................................... 18,185 850
Victory Investment Grade Convertible Fund, Class I .............................. 87,129 1,570
Victory Market Neutral Income Fund, Class I ................................... 49,306 419
Victory RS Global Fund, Class Y ............................................ 312,167 7,567
Victory RS Partners Fund, Class Y ........................................... 30,126 937
Victory Sophus Emerging Markets Fund, Class R6 ............................... 114,586 2,231
Victory Trivalent International Small-Cap Fund, Class I ........................... 103,014 1,530
Total Affiliated Mutual Funds (Cost $20,334)
a
a
a
24,052
Total Investments (Cost $21,741) — 99.2% 25,443
Other assets in excess of liabilities —  0.8% 201
NET ASSETS - 100.00% $ 25,644
At December 31, 2024, the foreign securities held by the underlying Funds were 49.0% of net assets.
ETF
—
Exchange-Traded Fund

Schedule of Portfolio Investments
December 31, 2024
Victory Portfolios
Victory Fund for Income
11
(Unaudited)
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Collateralized Mortgage Obligations (2.4%)
Agency CMO Other (2.4%):
Government National Mortgage Association ....................................
Series 2001-10 , Class PE , 6 .50% , 3/16/31 , Callable 1/16/25 @ 100 ............... $ 48 $ 48
Series 2005-74 , Class HB , 7 .50% , 9/16/35 ................................. 1 1
Series 2005-74 , Class HC , 7 .50% , 9/16/35 ................................. 18 18
Series 2011-166 , Class NT , 7 .73% , 11/20/31 (a) .............................. 308 315
Series 2012-106 , Class JM , 7 .33% , 10/20/34 (a) ............................. 243 256
Series 2012-30 , Class WB , 6 .92% , 11/20/39 (a) .............................. 596 621
Series 2013-190 , Class KT , 8 .19% , 9/20/30 (a) .............................. 55 57
Series 2013-51 , Class BL , 6 .03% , 4/20/34 (a) ............................... 721 736
Series 2013-64 , Class KY , 6 .56% , 12/20/38 (a) .............................. 325 337
Series 2013-70 , Class KP , 6 .89% , 2/20/39 (a) ............................... 361 373
Series 2014-69 , Class W , 7 .21% , 11/20/34 (a) ............................... 40 42
Series 2014-74 , Class PT , 7 .80% , 5/16/44 (a) ............................... 29 30
Series 2015-77 , Class PT , 7 .14% , 6/20/39 (a) ............................... 127 132
Series 2019-22 , Class PT , 7 .93% , 2/20/49 (a) ............................... 1,585 1,657
Series 2021-1 , Class WT , 7 .85% , 1/20/51 (a) ................................ 1,713 1,795
Series 2023-186 , Class BT , 8 .00% , 9/20/31 ................................ 1,315 1,392
7,810
Total Collateralized Mortgage Obligations (Cost $8,391)
a
a
a
7,810
U.S. Government Agency Mortgages (73.7%)
Single Family Pass-throughs (73.4%):
Government National Mortgage Association
8 .50% , 7/15/25 - 7/15/32 ............................................. 690 726
6 .50% , 8/15/25 - 2/20/41 ............................................. 64,950 67,136
7 .50% , 8/15/25 - 12/20/38 ............................................. 17,689 18,358
7 .00% , 1/20/26 - 5/20/39 ............................................. 40,828 42,569
8 .00% , 7/15/27 - 4/15/38 ............................................. 11,514 12,060
6 .13% , 6/20/28 - 11/20/28 ............................................. 87 87
6 .00% , 8/15/28 - 2/20/49 ............................................. 51,573 53,350
6 .28% , 10/20/28 - 9/20/29 ............................................. 232 236
6 .10% , 5/20/29 - 7/20/31 ............................................. 231 235
7 .30% , 4/20/30 - 2/20/31 ............................................. 100 100
9 .00% , 5/15/30 - 9/15/30 ............................................. 157 165
6 .49% , 6/20/31 - 3/20/32 ............................................. 430 436
5 .50% , 3/20/32 - 11/15/45 ............................................. 24,969 25,512
4 .50% , 12/15/33 - 5/15/41 ............................................. 6,066 5,890
5 .00% , 1/20/34 - 2/20/42 ............................................. 13,110 13,098
4 .00% , 8/15/41 .................................................... 409 388
240,346
Multi-Family Pass-throughs (0.3%):
Government National Mortgage Association
8 .00% , 1/15/31 - 11/15/33 ............................................. 787 788
7 .75% , 9/15/33 .................................................... 312 312
6 .00% , 4/20/38 .................................................... 47 47
1,147
Total U.S. Government Agency Mortgages (Cost $260,104)
a
a
a
241,493
U.S. Treasury Obligations (22.9%)
U.S. Treasury Bills , 3 .89% , 1/23/25 (b) ........................................ 10,207 10,182
U.S. Treasury Bonds
7 .63% , 2/15/25 .................................................... 40,766 40,923
6 .38% , 8/15/27 .................................................... 22,712 23,914
Total U.S. Treasury Obligations (Cost $74,999)
a
a
a
75,019

Victory Portfolios
Victory Fund for Income
12
(Unaudited)
Schedule of Portfolio Investments — continued
December 31, 2024
See notes to financial statements.
Security Description Shares
a
Value
(000)
Investment Companies (0.1%)
BlackRock Liquidity Funds FedFund Portfolio, Institutional Shares , 4 .43% (b) ........... 167,551 $ 168
Total Investment Companies (Cost $168)
a
a
a
168
Total Investments (Cost $343,662) — 99.1% 324,490
Other assets in excess of liabilities —  0.9% 3,000
NET ASSETS - 100.00% $ 327,490
(a) The rate for certain asset-backed and mortgage-backed securities may vary based on factors relating to the pool of assets underlying the security. The rate disclosed is the rate in effect at December 31, 2024.
(b) Rate represents the effective yield at December 31, 2024.
CMO
—
Collateralized Mortgage Obligations

Schedule of Portfolio Investments
December 31, 2024
Victory Portfolios
Victory Investment Grade Convertible Fund
13
(Unaudited)
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Convertible Corporate Bonds (75.0%)
Consumer Discretionary (16.9%):
Booking Holdings, Inc. , 0 .75% , 5/1/25 ........................................ $ 6,920 $ 18,275
Expedia Group, Inc. , 0.00% , 2/15/26 (a) ....................................... 11,328 11,247
Ford Motor Co. , 0.00% , 3/15/26 (a) .......................................... 12,795 12,386
Meritage Homes Corp. , 1 .75% , 5/15/28 (b) ..................................... 4,660 4,574
Winnebago Industries, Inc. , 1 .50% , 4/1/25 ..................................... 755 734
47,216
Financials (14.8%):
Barclays Bank PLC , 1 .00% , 2/16/29 ......................................... 8,990 8,776
Blackstone Mortgage Trust, Inc. , 5 .50% , 3/15/27 (c) .............................. 3,440 3,325
Block, Inc. , 0 .13% , 3/1/25 ................................................. 1,210 1,200
Capital Southwest Corp. , 5 .13% , 11/15/29 ..................................... 1,460 1,425
Euronet Worldwide, Inc. , 0 .75% , 3/15/49 , Callable 3/20/25 @ 100 .................... 3,937 3,896
Global Payments, Inc. , 1 .50% , 3/1/31 (b) ...................................... 6,342 6,224
HAT Holdings I LLC/HAT Holdings II LLC , 3 .75% , 8/15/28 (b) ...................... 520 602
JPMorgan Chase Financial Co. LLC , 0 .50% , 6/15/27 ............................. 1,760 1,862
New Mountain Finance Corp. , 7 .50% , 10/15/25 , Callable 7/15/25 @ 100 ............... 6,565 6,650
PPL Capital Funding, Inc. , 2 .88% , 3/15/28 ..................................... 6,530 6,819
Prospect Capital Corp. , 6 .38% , 3/1/25 ........................................ 691 687
41,466
Health Care (4.0%):
Dexcom, Inc. , 0 .38% , 5/15/28 .............................................. 1,500 1,348
Envista Holdings Corp. , 1 .75% , 8/15/28 ....................................... 10,900 9,785
11,133
Industrials (10.5%):
Parsons Corp.
0 .25% , 8/15/25 .................................................... 3,555 7,278
2 .63% , 3/1/29 (b) (c) ................................................. 2,380 2,796
Southwest Airlines Co. , 1 .25% , 5/1/25 ........................................ 8,995 9,273
The Middleby Corp. , 1 .00% , 9/1/25 .......................................... 535 599
Uber Technologies, Inc. , 0 .88% , 12/1/28 ...................................... 8,395 9,260
29,206
Information Technology (4.9%):
Akamai Technologies, Inc. , 0 .13% , 5/1/25 ..................................... 5,399 5,729
ON Semiconductor Corp. , 0.00% , 5/1/27 (a) .................................... 735 962
Vishay Intertechnology, Inc. , 2 .25% , 9/15/30 ................................... 7,740 6,928
13,619
Real Estate (10.5%):
Digital Realty Trust LP , 1 .88% , 11/15/29 (b) .................................... 945 975
Federal Realty OP LP , 3 .25% , 1/15/29 (b) ...................................... 4,380 4,462
Kite Realty Group LP , 0 .75% , 4/1/27 (b) ....................................... 8,280 8,946
Rexford Industrial Realty LP
4 .38% , 3/15/27 (b) .................................................. 640 628
4 .13% , 3/15/29 (b) .................................................. 1,165 1,133
Ventas Realty LP , 3 .75% , 6/1/26 ............................................ 4,750 5,405
Welltower OP LLC
2 .75% , 5/15/28 (b) .................................................. 4,920 6,671
3 .13% , 7/15/29 (b) .................................................. 860 982
29,202
Utilities (13.4%):
Alliant Energy Corp. , 3 .88% , 3/15/26 ........................................ 3,185 3,273
American Water Capital Corp. , 3 .63% , 6/15/26 .................................. 8,060 7,961
CenterPoint Energy, Inc. , 4 .25% , 8/15/26 ...................................... 4,245 4,343
CMS Energy Corp. , 3 .38% , 5/1/28 (c) ......................................... 2,455 2,549
Duke Energy Corp. , 4 .13% , 4/15/26 .......................................... 5,140 5,276
Evergy, Inc. , 4 .50% , 12/15/27 .............................................. 2,520 2,737

Victory Portfolios
Victory Investment Grade Convertible Fund
14
(Unaudited)
Schedule of Portfolio Investments — continued
December 31, 2024
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
The Southern Co.
3 .88% , 12/15/25 .................................................... $ 6,410 $ 6,752
4 .50% , 6/15/27 (b) .................................................. 1,590 1,660
WEC Energy Group, Inc.
4 .38% , 6/1/27 (b) ................................................... 1,310 1,400
4 .38% , 6/1/29 (b) ................................................... 1,310 1,415
37,366
Total Convertible Corporate Bonds (Cost $198,136)
a
a
a
209,208
Shares
Convertible Preferred Stocks (23.0%)
Financials (17.5%):
Apollo Global Management, Inc. , 6 .75% , 7/31/26 ................................ 160,025 13,908
Ares Management Corp. , Series B , 6 .75% ..................................... 113,930 6,271
Bank of America Corp. , Series L , 7 .25% (d) .................................... 11,950 14,570
New York Community Capital Trust V , 6 .00% , 11/1/51 ............................ 11,702 439
Wells Fargo & Co. , Series L , 7 .50% (d) ........................................ 11,369 13,578
48,766
Materials (0.7%):
Albemarle Corp. , 7 .25% , 3/1/27 ............................................ 47,050 1,914
Utilities (4.8%):
NextEra Energy, Inc. , 7 .23% (e) ............................................. 68,521 3,125
NextEra Energy, Inc. , 6 .93% , 9/1/25 ......................................... 253,106 10,357
13,482
Total Convertible Preferred Stocks (Cost $62,006)
a
a
a
64,162
Collateral for Securities Loaned (1.3%)^
Goldman Sachs Financial Square Government Fund, Institutional Shares , 4 .41% (f) ........ 937,623 938
HSBC U.S. Government Money Market Fund, Institutional Shares , 4 .38% (f) ............ 937,623 938
Invesco Government & Agency Portfolio, Institutional Shares , 4 .40% (f) ................ 949,373 949
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares , 4 .41% (f) . 925,873 925
Total Collateral for Securities Loaned (Cost $3,750)
a
a
a
3,750
Total Investments (Cost $263,892) — 99.3% 277,120
Other assets in excess of liabilities —  0.7% 1,928
NET ASSETS - 100.00% $ 279,048
^ Purchased with cash collateral from securities on loan.
(a) Zero-coupon bond.
(b) Rule 144A security or other security that is restricted as to resale to institutional investors. As of December 31, 2024, the fair value of these securities was
$42,468 (thousands) and amounted to 15.2% of net assets.
(c) All or a portion of this security is on loan.
(d) Security is perpetual and has no final maturity date but may be subject to calls at various dates in the future.
(e) Non-income producing security.
(f) Rate disclosed is the daily yield on December 31, 2024.
LLC
—
Limited Liability Company
LP
—
Limited Partnership
PLC
—
Public Limited Company

Statements of Assets and Liabilities
December 31, 2024
15
See notes to financial statements.
Victory Portfolios
(Amounts in Thousands, Except Per Share Amounts)
(Unaudited)
Victory Diversified
Stock Fund
Victory Special
Value Fund
Victory THB
US Small
Opportunities Fund
Assets:
Investments, at value (Cost $221,691, $29,495 and $6,752) $ 327,571 (a) $ 43,637 $ 7,964
Cash 6,508 1,086 15
Receivables:
Dividends, interest, and securities lending income 122 17 3
Capital shares issued 21 22 —
Investments sold — — 31
From Adviser 9 7 13
Prepaid expenses 17 14 3
Total Assets 334,248 44,783 8,029
Liabilities:
Payables:
Collateral received on loaned securities 2,495 — —
Investments purchased 1,861 569 —
Capital shares redeemed 166 7 5
Accrued expenses and other payables:
Investment advisory fees 185 29 9
Administration fees 16 2 — (b)
Custodian fees 3 1 — (b)
Transfer agent fees 7 1 — (b)
Sub-Transfer agent fees 27 8 1
Compliance fees — (b) — (b) — (b)
Trustees' fees — (b) — (b) — (b)
12b-1 fees 37 6 — (b)
Other accrued expenses 20 15 12
Total Liabilities 4,817 638 27
Commitments and contingencies (Note 5 )
Net Assets:
Capital 206,115 27,433 6,449
Total accumulated earnings (loss) 123,316 16,712 1,553
Net Assets $ 329,431 $ 44,145 $ 8,002
Net Assets:
Class A $ 252,048 $ 27,887 $ 596
Class C 518 1,114 —
Class I 27,609 3,418 7,406
Class R 39,473 11,726 —
Class R6 4,239 — —
Class Y 5,544 — —
Total $ 329,431 $ 44,145 $ 8,002
Shares (unlimited number of shares authorized with a par value of $0.001 per share):
Class A 11,568 894 74
Class C 28 48 —
Class I 1,264 106 797
Class R 1,899 417 —
Class R6 194 — —
Class Y 253 — —
Total 15,206 1,465 871
Net asset value, offering and redemption price per share:(c)
Class A $ 21 .79 $ 31 .21 $ 8 .03
Class C(d) 18 .22 23 .03 —
Class I 21 .84 32 .20 9 .29
Class R 20 .78 28 .09 —
Class R6 21 .89 — —
Class Y 21 .90 — —
Maximum Sales Charge — Class A 5 .75% 5 .75% 5 .75%
Maximum offering price
(100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent) per share — Class A $ 23 .12 $ 33 .11 $ 8 .52
(a) Includes $2,433 thousand of securities on loan.
(b) Rounds to less than $1 thousand.
(c) Per share amount may not recalculate due to rounding of net assets and/or shares outstanding.
(d) Redemption price per share varies by length of time shares are held.

Statements of Assets and Liabilities
December 31, 2024
16
See notes to financial statements.
Victory Portfolios
(Amounts in Thousands, Except Per Share Amounts)
(Unaudited)
Victory Strategic
Allocation Fund
Victory Fund for
Income
Victory Investment
Grade Convertible
Fund
Assets:
Affiliated investments, at value (Cost $21,741, $— and $—) $ 25,443 $ — $ —
Unaffiliated investments, at value (Cost $—, $343,662 and $263,892) — 324,490 277,120 (a)
Cash 198 — 4,605
Receivables:
Dividends, interest, and securities lending income 1 3,016 1,196
Capital shares issued — 315 184
From Adviser 20 40 3
Prepaid expenses 7 20 12
Total Assets 25,669 327,881 283,120
Liabilities:
Payables:
Collateral received on loaned securities — — 3,750
Capital shares redeemed — (b) 141 57
Accrued expenses and other payables:
Investment advisory fees 2 140 180
Administration fees 1 16 13
Custodian fees 1 1 2
Transfer agent fees 1 16 6
Sub-Transfer agent fees 4 32 40
Compliance fees — (b) — (b) — (b)
Trustees' fees — (b) — (b) — (b)
12b-1 fees 3 10 2
Other accrued expenses 13 35 22
Total Liabilities 25 391 4,072
Commitments and contingencies (Note 5 )
Net Assets:
Capital 21,112 780,164 266,856
Total accumulated earnings (loss) 4,532 (452,674) 12,192
Net Assets $ 25,644 $ 327,490 $ 279,048
Net Assets:
Class A $ 13,992 $ 66,792 $ 15,937
Class C 4,121 2,354 —
Class I 7,531 169,393 260,881
Class R — 14,182 —
Class R6 — 23,274 —
Class Y — 49,329 —
Member Class — 2,166 2,230
Total $ 25,644 $ 327,490 $ 279,048
Shares (unlimited number of shares authorized with a par value of $0.001 per share):
Class A 739 9,821 885
Class C 223 351 —
Class I 395 24,910 14,470
Class R — 2,082 —
Class R6 — 3,427 —
Class Y — 7,255 —
Member Class — 317 119
Total 1,357 48,163 15,474
Net asset value, offering and redemption price per share:(c)
Class A $ 18 .93 $ 6 .80 $ 18 .01
Class C(d) 18 .51 6 .71 —
Class I 19 .06 6 .80 18 .03
Class R — 6 .81 —
Class R6 — 6 .79 —
Class Y — 6 .80 —
Member Class — 6 .83 18 .80
Maximum Sales Charge — Class A 2 .25% 2 .25% 2 .25%
Maximum offering price
(100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent) per share — Class A $ 19 .37 $ 6 .96 $ 18 .42
(a) Includes $3,633 thousand of securities on loan.
(b) Rounds to less than $1 thousand.
(c) Per share amount may not recalculate due to rounding of net assets and/or shares outstanding.
(d) Redemption price per share varies by length of time shares are held.

Statements of Operations
For the Six Months Ended December 31, 2024
17
See notes to financial statements.
Victory Portfolios
(Amounts in Thousands)
(Unaudited)
Victory Diversified
Stock Fund
Victory Special
Value Fund
Victory THB
US Small
Opportunities Fund
Investment Income:
Dividends $ 1,032 $ 138 $ 39
Interest 134 19 2
Securities lending (net of fees) 1 — (a) — (a)
Foreign tax withholding — — — (a)
Total Income 1,167 157 41
Expenses:
Investment advisory fees 1,072 165 63
Administration fees 90 12 3
Sub-Administration fees 9 9 9
12b-1 fees — Class A 315 35 1
12b-1 fees — Class C 3 5 —
12b-1 fees — Class R 100 30 —
Custodian fees 7 1 1
Transfer agent fees — Class A 13 2 — (a)
Transfer agent fees — Class C — (a) — (a) —
Transfer agent fees — Class I 1 — (a) — (a)
Transfer agent fees — Class R 3 1 —
Transfer agent fees — Class R6 — (a) — —
Transfer agent fees — Class Y — (a) — —
Sub-Transfer agent fees — Class A 54 10 — (a)
Sub-Transfer agent fees — Class C — (a) — (a) —
Sub-Transfer agent fees — Class I 6 1 1
Sub-Transfer agent fees — Class R 9 6 —
Sub-Transfer agent fees — Class Y 3 — —
Trustees' fees 10 2 1
Compliance fees 1 — (a) — (a)
Printing fees 21 12 7
Legal and audit fees 11 5 4
State registration and filing fees 43 29 16
Other expenses 7 4 1
Total Expenses 1,778 329 107
Expenses waived/reimbursed by Adviser (24) (33) (38)
Net Expenses 1,754 296 69
Net Investment Income (Loss) (587) (139) (28)
Realized/Unrealized Gains (Losses) from Investments:
Net realized gains (losses) from investment securities 35,180 5,284 1,199
Net change in unrealized appreciation/depreciation on investment securities (7,958) (1,331) (587)
Net realized/unrealized gains (losses) on investments 27,222 3,953 612
Change in net assets resulting from operations $ 26,635 $ 3,814 $ 584
(a) Rounds to less than $1 thousand.

Statements of Operations
For the Six Months Ended December 31, 2024
18
See notes to financial statements.
Victory Portfolios
(Amounts in Thousands)
(Unaudited)
Victory Strategic
Allocation Fund
Victory Fund for
Income
Victory Investment
Grade Convertible
Fund
Investment Income:
Dividends from affiliated investments $ 405 $ — $ —
Dividends from unaffiliated investments — 4 2,089
Interest from unaffiliated investments 3 4,955 2,240
Securities lending (net of fees) — — 17
Total Income 408 4,959 4,346
Expenses:
Investment advisory fees 13 835 1,047
Administration fees 7 91 76
Sub-Administration fees 8 9 8
12b-1 fees — Class A 19 87 21
12b-1 fees — Class C 18 13 —
12b-1 fees — Class R — 19 —
Custodian fees 1 8 6
Transfer agent fees — Class A 3 4 1
Transfer agent fees — Class C — (a) — (a) —
Transfer agent fees — Class I — (a) 17 11
Transfer agent fees — Class R — 1 —
Transfer agent fees — Class R6 — 1 —
Transfer agent fees — Class Y — — (a) —
Transfer agent fees — Member Class — 1 2
Sub-Transfer agent fees — Class A 5 28 4
Sub-Transfer agent fees — Class C 2 1 —
Sub-Transfer agent fees — Class I 3 60 98
Sub-Transfer agent fees — Class R — 3 —
Sub-Transfer agent fees — Class Y — 18 —
Trustees' fees 2 11 9
Compliance fees — (a) 1 1
Printing fees 10 27 17
Legal and audit fees 4 11 11
State registration and filing fees 22 51 27
Interfund lending fees — (a) — —
Line of credit fees — — (a) —
Other expenses 6 35 6
Total Expenses 123 1,332 1,345
Expenses waived/reimbursed by Adviser (65) (117) (7)
Net Expenses 58 1,215 1,338
Net Investment Income (Loss) 350 3,744 3,008
Realized/Unrealized Gains (Losses) from Investments:
Net realized gains (losses) from affiliated investment securities 1,329 — —
Net realized gains (losses) from unaffiliated investment securities 1 28 (1,231)
Capital gain distributions received from affiliated investment securities 92 — —
Net change in unrealized appreciation/depreciation on affiliated investment securities (863) — —
Net change in unrealized appreciation/depreciation on unaffiliated investment securities — 4,653 13,989
Net realized/unrealized gains (losses) on investments 559 4,681 12,758
Change in net assets resulting from operations $ 909 $ 8,425 $ 15,766
(a) Rounds to less than $1 thousand.

19
(Amounts in Thousands)
Victory Portfolios
Statements of Changes in Net Assets
See notes to financial statements.
Victory Diversified Stock Fund Victory Special Value Fund
Six Months
Ended
December 31,
2024 (Unaudited)
Year
Ended
June 30, 2024
Six Months
Ended
December 31,
2024 (Unaudited)
Year
Ended
June 30, 2024
From Investment Activities:
Operations:
Net Investment Income (Loss) $ (587) $ (316) $ (139) $ (162)
Net realized gains (losses) 35,180 29,263 5,284 5,036
Net change in unrealized appreciation/depreciation (7,958) 33,627 (1,331) 3,907
Change in net assets resulting from operations 26,635 62,574 3,814 8,781
Distributions to Shareholders:
Class A (24,646) (20,806) (3,259) (2,052)
Class C (61) (77) (168) (104)
Class I (2,721) (2,365) (398) (248)
Class R (4,042) (3,496) (1,504) (1,251)
Class R6 (416) (183) — —
Class Y (540) (479) — (94) (a)
Change in net assets resulting from distributions to shareholders (32,426) (27,406) (5,329) (3,749)
Change in net assets resulting from capital transactions 17,021 5,088 3,341 (4,059)
Change in net assets 11,230 40,256 1,826 973
Net Assets:
Beginning of period 318,201 277,945 42,319 41,346
End of period $ 329,431 $ 318,201 $ 44,145 $ 42,319
(a) Class Y activity is for the period July 1, 2023, to March 28, 2024 (date of termination).

20
(Amounts in Thousands)
Victory Portfolios
Statements of Changes in Net Assets
(continued)
See notes to financial statements.
Victory Diversified Stock Fund Victory Special Value Fund
Six Months
Ended
December 31,
2024 (Unaudited)
Year
Ended
June 30, 2024
Six Months
Ended
December 31,
2024 (Unaudited)
Year
Ended
June 30, 2024
Capital Transactions:
Class A
Proceeds from shares issued $ 2,957 $ 10,606 $ 2,094 $ 2,083
Distributions reinvested 23,297 19,618 3,010 1,873
Cost of shares redeemed (12,355) (25,525) (2,738) (3,390)
Total Class A $ 13,899 $ 4,699 $ 2,366 $ 566
Class C
Proceeds from shares issued $ 6 $ 90 $ 3 $ 6
Distributions reinvested 61 77 168 104
Cost of shares redeemed (81) (590) (2) (86)
Total Class C $ (14) $ (423) $ 169 $ 24
Class I
Proceeds from shares issued $ 1,197 $ 2,032 $ 46 $ 85
Distributions reinvested 2,494 2,172 354 220
Cost of shares redeemed (2,717) (4,155) (115) (393)
Total Class I $ 974 $ 49 $ 285 $ (88)
Class R
Proceeds from shares issued $ 189 $ 619 $ 434 $ 1,289
Distributions reinvested 3,977 3,407 1,504 1,251
Cost of shares redeemed (2,729) (5,106) (1,417) (6,008)
Total Class R $ 1,437 $ (1,080) $ 521 $ (3,468)
Class R6
Proceeds from shares issued $ 421 $ 2,232 $ — $ —
Distributions reinvested 407 183 — —
Cost of shares redeemed (166) (995) — —
Total Class R6 $ 662 $ 1,420 $ — $ —
Class Y
Proceeds from shares issued $ 184 $ 856 $ — $ 63
Distributions reinvested 477 420 — 84
Cost of shares redeemed (598) (853) — (1,240)
Total Class Y $ 63 $ 423 $ — $ (1,093)
Change in net assets resulting from capital transactions $ 17,021 $ 5,088 $ 3,341 $ (4,059)

21
(Amounts in Thousands)
Victory Portfolios
Statements of Changes in Net Assets
(continued)
See notes to financial statements.
Victory Diversified Stock Fund Victory Special Value Fund
Six Months
Ended
December 31,
2024 (Unaudited)
Year
Ended
June 30, 2024
Six Months
Ended
December 31,
2024 (Unaudited)
Year
Ended
June 30, 2024
Share Transactions:
Class A
Issued 131 528 62 72
Reinvested 1,035 1,046 93 69
Redeemed (535) (1,269) (81) (117)
Total Class A 631 305 74 24
Class C
Issued — (a) 5 — (a) — (a)
Reinvested 3 5 7 5
Redeemed (4) (34) — (a) (4)
Total Class C (1) (24) 7 1
Class I
Issued 50 100 1 3
Reinvested 111 116 11 8
Redeemed (118) (206) (4) (13)
Total Class I 43 10 8 (2)
Class R
Issued 8 32 14 48
Reinvested 185 189 52 50
Redeemed (124) (263) (46) (220)
Total Class R 69 (42) 20 (122)
Class R6
Issued 18 110 — —
Reinvested 18 10 — —
Redeemed (7) (52) — —
Total Class R6 29 68 — —
Class Y
Issued 8 43 — 2
Reinvested 21 22 — 3
Redeemed (26) (42) — (39)
Total Class Y 3 23 — (34)
Change in Shares 774 340 109 (133)
(a) Rounds to less than 1 thousand shares.

22
(Amounts in Thousands)
Victory Portfolios
Statements of Changes in Net Assets
See notes to financial statements.
Victory THB US Small
Opportunities Fund Victory Strategic Allocation Fund
Six Months
Ended
December 31,
2024 (Unaudited)
Year
Ended
June 30, 2024
Six Months
Ended
December 31,
2024 (Unaudited)
Year
Ended
June 30, 2024
From Investment Activities:
Operations:
Net Investment Income (Loss) $ (28) $ (50) $ 350 $ 517
Net realized gains (losses) 1,199 4,408 1,422 372
Net change in unrealized appreciation/depreciation (587) (3,966) (863) 1,748
Change in net assets resulting from operations 584 392 909 2,637
Distributions to Shareholders:
Class A (572) (238) (577) (411)
Class C — — (148) (77)
Class I (3,764) (3,174) (308) (258)
Class R — — — (30) (a)
Change in net assets resulting from distributions to shareholders (4,336) (3,412) (1,033) (776)
Change in net assets resulting from capital transactions (3,610) (402) (941) (526)
Change in net assets (7,362) (3,422) (1,065) 1,335
Net Assets:
Beginning of period 15,364 18,786 26,709 25,374
End of period $ 8,002 $ 15,364 $ 25,644 $ 26,709
(a) Class R activity is for the period July 1, 2023, to March 28, 2024 (date of conversion to Class A).

23
(Amounts in Thousands)
Victory Portfolios
Statements of Changes in Net Assets
(continued)
See notes to financial statements.
Victory THB US Small
Opportunities Fund Victory Strategic Allocation Fund
Six Months
Ended
December 31,
2024 (Unaudited)
Year
Ended
June 30, 2024
Six Months
Ended
December 31,
2024 (Unaudited)
Year
Ended
June 30, 2024
Capital Transactions:
Class A
Proceeds from shares issued $ 661 $ 14 $ 566 $ 1,550
Distributions reinvested 548 237 567 403
Cost of shares redeemed (838) (522) (2,110) (2,448)
Converted from Class R — — — 1,203
Total Class A $ 371 $ (271) $ (977) $ 708
Class C
Proceeds from shares issued $ — $ — $ 1,031 $ 852
Distributions reinvested — — 148 77
Cost of shares redeemed — — (247) (733)
Total Class C $ — $ — $ 932 $ 196
Class I
Proceeds from shares issued $ 135 $ 463 $ 687 $ 809
Distributions reinvested 2,479 1,680 306 255
Cost of shares redeemed (6,595) (2,274) (1,889) (1,278)
Total Class I $ (3,981) $ (131) $ (896) $ (214)
Class R
Proceeds from shares issued $ — $ — $ — $ 20 (a)
Distributions reinvested — — — 30 (a)
Cost of shares redeemed — — — (63) (a)
Converted into Class A — — — (1,203)
Total Class R $ — $ — $ — $ (1,216)
Change in net assets resulting from capital transactions $ (3,610) $ (402) $ (941) $ (526)
Share Transactions:
Class A
Issued 42 1 29 86
Reinvested 64 18 30 22
Redeemed (88) (36) (109) (135)
Converted from Class R — — — 64
Total Class A 18 (17) (50) 37
Class C
Issued — — 53 49
Reinvested — — 8 4
Redeemed — — (12) (41)
Total Class C — — 49 12
Class I
Issued 8 28 35 45
Reinvested 250 115 16 14
Redeemed (410) (139) (96) (71)
Total Class I (152) 4 (45) (12)
Class R
Issued — — — 1 (a)
Reinvested — — — 2 (a)
Redeemed — — — (4) (a)
Converted into Class A — — — (64)
Total Class R — — — (65)
Change in Shares (134) (13) (46) (28)
(a) Class R activity is for the period July 1, 2023, to March 28, 2024 (date of conversion to Class A).

24
(Amounts in Thousands)
Victory Portfolios
Statements of Changes in Net Assets
See notes to financial statements.
Victory Fund for Income
Victory Investment Grade
Convertible Fund
Six Months
Ended
December 31,
2024 (Unaudited)
Year
Ended
June 30, 2024
Six Months
Ended
December 31,
2024 (Unaudited)
Year
Ended
June 30, 2024
From Investment Activities:
Operations:
Net Investment Income (Loss) $ 3,744 $ 5,986 $ 3,008 $ 4,910
Net realized gains (losses) 28 (669) (1,231) 21,703
Net change in unrealized appreciation/depreciation 4,653 10,233 13,989 (5,475)
Change in net assets resulting from operations 8,425 15,550 15,766 21,138
Distributions to Shareholders:
Class A (2,046) (4,117) (123) (470)
Class C (65) (155) — —
Class I (5,314) (10,414) (2,223) (7,349)
Class R (441) (771) — —
Class R6 (609) (1,294) — —
Class Y (1,540) (2,474) — —
Member Class (63) (75) (16) (47)
Change in net assets resulting from distributions to shareholders (10,078) (19,300) (2,362) (7,866)
Change in net assets resulting from capital transactions 2,159 (47,908) 939 (64,099)
Change in net assets 506 (51,658) 14,343 (50,827)
Net Assets:
Beginning of period 326,984 378,642 264,705 315,532
End of period $ 327,490 $ 326,984 $ 279,048 $ 264,705

25
(Amounts in Thousands)
Victory Portfolios
Statements of Changes in Net Assets
(continued)
See notes to financial statements.
Victory Fund for Income
Victory Investment Grade
Convertible Fund
Six Months
Ended
December 31,
2024 (Unaudited)
Year
Ended
June 30, 2024
Six Months
Ended
December 31,
2024 (Unaudited)
Year
Ended
June 30, 2024
Capital Transactions:
Class A
Proceeds from shares issued $ 3,256 $ 7,697 $ 477 $ 4,627
Distributions reinvested 1,804 3,641 116 425
Cost of shares redeemed (8,410) (25,485) (1,585) (7,644)
Total Class A $ (3,350) $ (14,147) $ (992) $ (2,592)
Class C
Proceeds from shares issued $ 172 $ 18 $ — $ —
Distributions reinvested 64 153 — —
Cost of shares redeemed (466) (1,503) — —
Total Class C $ (230) $ (1,332) $ — $ —
Class I
Proceeds from shares issued $ 21,997 $ 52,435 $ 22,762 $ 57,576
Distributions reinvested 4,429 8,577 2,094 6,947
Cost of shares redeemed (27,078) (93,280) (23,068) (126,204)
Total Class I $ (652) $ (32,268) $ 1,788 $ (61,681)
Class R
Proceeds from shares issued $ 464 $ 5,113 $ — $ —
Distributions reinvested 437 763 — —
Cost of shares redeemed (2,300) (3,857) — —
Total Class R $ (1,399) $ 2,019 $ — $ —
Class R6
Proceeds from shares issued $ 9,945 $ 8,693 $ — $ —
Distributions reinvested 601 1,280 — —
Cost of shares redeemed (1,759) (18,946) — —
Total Class R6 $ 8,787 $ (8,973) $ — $ —
Class Y
Proceeds from shares issued $ 9,162 $ 26,528 $ — $ —
Distributions reinvested 1,540 2,469 — —
Cost of shares redeemed (12,079) (22,647) — —
Total Class Y $ (1,377) $ 6,350 $ — $ —
Member Class
Proceeds from shares issued $ 885 $ 1,226 $ 293 $ 451
Distributions reinvested 63 75 16 47
Cost of shares redeemed (568) (858) (166) (324)
Total Member Class $ 380 $ 443 $ 143 $ 174
Change in net assets resulting from capital transactions $ 2,159 $ (47,908) $ 939 $ (64,099)

26
(Amounts in Thousands)
Victory Portfolios
Statements of Changes in Net Assets
(continued)
See notes to financial statements.
Victory Fund for Income
Victory Investment Grade
Convertible Fund
Six Months
Ended
December 31,
2024 (Unaudited)
Year
Ended
June 30, 2024
Six Months
Ended
December 31,
2024 (Unaudited)
Year
Ended
June 30, 2024
Share Transactions:
Class A
Issued 474 1,122 27 279
Reinvested 263 532 6 26
Redeemed (1,224) (3,718) (89) (455)
Total Class A (487) (2,064) (56) (150)
Class C
Issued 25 3 — —
Reinvested 10 23 — —
Redeemed (69) (222) — —
Total Class C (34) (196) — —
Class I
Issued 3,203 7,647 1,266 3,469
Reinvested 647 1,255 116 417
Redeemed (3,943) (13,604) (1,285) (7,611)
Total Class I (93) (4,702) 97 (3,725)
Class R
Issued 67 743 — —
Reinvested 64 111 — —
Redeemed (334) (562) — —
Total Class R (203) 292 — —
Class R6
Issued 1,448 1,269 — —
Reinvested 88 187 — —
Redeemed (256) (2,770) — —
Total Class R6 1,280 (1,314) — —
Class Y
Issued 1,332 3,869 — —
Reinvested 225 361 — —
Redeemed (1,756) (3,306) — —
Total Class Y (199) 924 — —
Member Class
Issued 128 178 16 26
Reinvested 9 11 1 3
Redeemed (82) (124) (9) (19)
Total Member Class 55 65 8 10
Change in Shares 319 (6,995) 49 (3,865)

Victory Portfolios
Financial Highlights
For a Share Outstanding Throughout Each Period
27
See notes to financial statements.
Victory Diversified Stock Fund
Class A
Six Months
Ended
December
31, 2024
(Unaudited)
Year
Ended
June 30, 2024
Year
Ended
June 30, 2023
Eight Months
Ended
June 30,
2022(a)
Year
Ended
October 31,
2021
Year
Ended
October 31,
2020
Net Asset Value, Beginning of Period $22.16 $19.82 $17.86 $24.89 $17.41 $17.65
Investment Activities:
Net investment income (loss)(b) (0.04) (0.02) 0.04 0.05 —(c) 0.05
Net realized and unrealized gains (losses) 2.00 4.33 3.65 (3.68) 7.95 0.90
Total from Investment Activities 1.96 4.31 3.69 (3.63) 7.95 0.95
Distributions to Shareholders from:
Net investment income — —(c) (0.04) (0.04) (0.01) (0.04)
Net realized gains (2.33) (1.97) (1.69) (3.36) (0.46) (1.15)
Total Distributions (2.33) (1.97) (1.73) (3.40) (0.47) (1.19)
Net Asset Value, End of Period $21.79 $22.16 $19.82 $17.86 $24.89 $17.41
Total Return (excludes sales charge)(d)(e) 8.47% 23.66% 21.98% (17.22)% 46.50% 5.47%
Ratios to Average Net Assets:
Net Expenses(f)(g) 1.05% 1.07% 1.07% 1.08% 1.07% 1.09%
Net Investment Income (Loss)(f) (0.34)% (0.10)% 0.22% 0.33% 0.00%(h) 0.29%
Gross Expenses(f)(g) 1.05% 1.07% 1.07% 1.08% 1.07% 1.09%
Supplemental Data:
Net Assets at end of period (000's) $252,048 $242,430 $210,774 $191,392 $246,063 $184,217
Portfolio Turnover(d)(i) 47% 81% 88% 49% 61% 95%
(a) The Fund’s fiscal year-end changed from October 31 to June 30.
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c) Amount is less than $0.005 per share.
(d) Not annualized for periods less than one year.
(e) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(f) Annualized for periods less than one year.
(g) Does not include acquired fund fees and expenses, if any.
(h) Amount is less than 0.005%.
(i) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Victory Portfolios
Financial Highlights — continued
For a Share Outstanding Throughout Each Period
28
See notes to financial statements.
Victory Diversified Stock Fund
Class C
Six Months
Ended
December
31, 2024
(Unaudited)
Year
Ended
June 30, 2024
Year
Ended
June 30, 2023
Eight Months
Ended
June 30,
2022(a)
Year
Ended
October 31,
2021
Year
Ended
October 31,
2020
Net Asset Value, Beginning of Period $18.96 $17.39 $15.97 $22.70 $16.05 $16.46
Investment Activities:
Net investment income (loss)(b) (0.13) (0.18) (0.12) (0.08) (0.18) (0.10)
Net realized and unrealized gains (losses) 1.72 3.72 3.23 (3.29) 7.29 0.84
Total from Investment Activities 1.59 3.54 3.11 (3.37) 7.11 0.74
Distributions to Shareholders from:
Net investment income — — —(c) — — —
Net realized gains (2.33) (1.97) (1.69) (3.36) (0.46) (1.15)
Total Distributions (2.33) (1.97) (1.69) (3.36) (0.46) (1.15)
Net Asset Value, End of Period $18.22 $18.96 $17.39 $15.97 $22.70 $16.05
Total Return (excludes contingent deferred sales
charge)(d)(e) 7.95% 22.45% 20.86% (17.72)% 45.01% 4.53%
Ratios to Average Net Assets:
Net Expenses(f)(g) 2.02% 2.02% 2.02% 2.02% 2.02% 2.05%
Net Investment Income (Loss)(f) (1.32)% (1.04)% (0.73)% (0.62)% (0.93)% (0.64)%
Gross Expenses(f)(g) 4.71% 4.02% 2.85% 2.46% 2.32% 2.14%
Supplemental Data:
Net Assets at end of period (000's) $518 $550 $919 $1,545 $2,371 $3,046
Portfolio Turnover(d)(h) 47% 81% 88% 49% 61% 95%
(a) The Fund’s fiscal year-end changed from October 31 to June 30.
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c) Amount is less than $0.005 per share.
(d) Not annualized for periods less than one year.
(e) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(f) Annualized for periods less than one year.
(g) Does not include acquired fund fees and expenses, if any.
(h) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

29
Victory Portfolios
For a Share Outstanding Throughout Each Period
Financial Highlights — continued
See notes to financial statements.
Victory Diversified Stock Fund
Class I
Six Months
Ended
December
31, 2024
(Unaudited)
Year
Ended
June 30, 2024
Year
Ended
June 30, 2023
Eight Months
Ended
June 30,
2022(a)
Year
Ended
October 31,
2021
Year
Ended
October 31,
2020
Net Asset Value, Beginning of Period $22.19 $19.81 $17.85 $24.88 $17.37 $17.61
Investment Activities:
Net investment income (loss)(b) (0.01) 0.03 0.09 0.08 0.05 0.09
Net realized and unrealized gains (losses) 1.99 4.33 3.64 (3.67) 7.94 0.90
Total from Investment Activities 1.98 4.36 3.73 (3.59) 7.99 0.99
Distributions to Shareholders from:
Net investment income — (0.01) (0.08) (0.08) (0.02) (0.08)
Net realized gains (2.33) (1.97) (1.69) (3.36) (0.46) (1.15)
Total Distributions (2.33) (1.98) (1.77) (3.44) (0.48) (1.23)
Net Asset Value, End of Period $21.84 $22.19 $19.81 $17.85 $24.88 $17.37
Total Return(c)(d) 8.59% 23.90% 22.29% (17.09)% 46.79% 5.81%
Ratios to Average Net Assets:
Net Expenses(e)(f) 0.83% 0.83% 0.83% 0.83% 0.83% 0.84%
Net Investment Income (Loss)(e) (0.12)% 0.14% 0.47% 0.57% 0.24% 0.56%
Gross Expenses(e)(f) 0.85% 0.86% 0.86% 0.85% 0.85% 0.86%
Supplemental Data:
Net Assets at end of period (000's) $27,609 $27,087 $23,984 $21,933 $27,856 $21,071
Portfolio Turnover(c)(g) 47% 81% 88% 49% 61% 95%
(a) The Fund’s fiscal year-end changed from October 31 to June 30.
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c) Not annualized for periods less than one year.
(d) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(e) Annualized for periods less than one year.
(f) Does not include acquired fund fees and expenses, if any.
(g) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Victory Portfolios
Financial Highlights — continued
For a Share Outstanding Throughout Each Period
30
See notes to financial statements.
Victory Diversified Stock Fund
Class R
Six Months
Ended
December
31, 2024
(Unaudited)
Year
Ended
June 30, 2024
Year
Ended
June 30, 2023
Eight Months
Ended
June 30,
2022(a)
Year
Ended
October 31,
2021
Year
Ended
October 31,
2020
Net Asset Value, Beginning of Period $21.27 $19.15 $17.32 $24.25 $17.01 $17.29
Investment Activities:
Net investment income (loss)(b) (0.07) (0.08) (0.01) 0.01 (0.06) —(c)
Net realized and unrealized gains (losses) 1.91 4.17 3.53 (3.57) 7.76 0.88
Total from Investment Activities 1.84 4.09 3.52 (3.56) 7.70 0.88
Distributions to Shareholders from:
Net investment income — — —(c) (0.01) — (0.01)
Net realized gains (2.33) (1.97) (1.69) (3.36) (0.46) (1.15)
Total Distributions (2.33) (1.97) (1.69) (3.37) (0.46) (1.16)
Net Asset Value, End of Period $20.78 $21.27 $19.15 $17.32 $24.25 $17.01
Total Return(d)(e) 8.31% 23.25% 21.67% (17.38)% 46.02% 5.25%
Ratios to Average Net Assets:
Net Expenses(f)(g) 1.34% 1.36% 1.36% 1.36% 1.35% 1.37%
Net Investment Income (Loss)(f) (0.63)% (0.39)% (0.07)% 0.05% (0.28)% 0.01%
Gross Expenses(f)(g) 1.34% 1.36% 1.36% 1.36% 1.35% 1.37%
Supplemental Data:
Net Assets at end of period (000's) $39,473 $38,915 $35,836 $36,360 $48,980 $39,432
Portfolio Turnover(d)(h) 47% 81% 88% 49% 61% 95%
(a) The Fund’s fiscal year-end changed from October 31 to June 30.
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c) Amount is less than $0.005 per share.
(d) Not annualized for periods less than one year.
(e) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(f) Annualized for periods less than one year.
(g) Does not include acquired fund fees and expenses, if any.
(h) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

31
Victory Portfolios
For a Share Outstanding Throughout Each Period
Financial Highlights — continued
See notes to financial statements.
Victory Diversified Stock Fund
Class R6
Six Months
Ended
December
31, 2024
(Unaudited)
Year
Ended
June 30, 2024
Year
Ended
June 30, 2023
Eight Months
Ended
June 30,
2022(a)
Year
Ended
October 31,
2021
Year
Ended
October 31,
2020
Net Asset Value, Beginning of Period $22.23 $19.84 $17.87 $24.91 $17.38 $17.62
Investment Activities:
Net investment income (loss)(b) (0.01) 0.04 0.09 0.09 0.06 0.08
Net realized and unrealized gains (losses) 2.00 4.34 3.66 (3.69) 7.95 0.92
Total from Investment Activities 1.99 4.38 3.75 (3.60) 8.01 1.00
Distributions to Shareholders from:
Net investment income — (0.02) (0.09) (0.08) (0.02) (0.09)
Net realized gains (2.33) (1.97) (1.69) (3.36) (0.46) (1.15)
Total Distributions (2.33) (1.99) (1.78) (3.44) (0.48) (1.24)
Net Asset Value, End of Period $21.89 $22.23 $19.84 $17.87 $24.91 $17.38
Total Return(c)(d) 8.62% 23.93% 22.38% (17.08)% 46.89% 5.86%
Ratios to Average Net Assets:
Net Expenses(e)(f) 0.78% 0.78% 0.78% 0.78% 0.78% 0.78%
Net Investment Income (Loss)(e) (0.07)% 0.19% 0.50% 0.63% 0.29% 0.49%
Gross Expenses(e)(f) 1.12% 1.37% 1.55% 1.36% 1.10% 1.34%
Supplemental Data:
Net Assets at end of period (000's) $4,239 $3,663 $1,927 $863 $4,040 $3,103
Portfolio Turnover(c)(g) 47% 81% 88% 49% 61% 95%
(a) The Fund’s fiscal year-end changed from October 31 to June 30.
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c) Not annualized for periods less than one year.
(d) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(e) Annualized for periods less than one year.
(f) Does not include acquired fund fees and expenses, if any.
(g) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Victory Portfolios
Financial Highlights — continued
For a Share Outstanding Throughout Each Period
32
See notes to financial statements.
Victory Diversified Stock Fund
Class Y
Six Months
Ended
December
31, 2024
(Unaudited)
Year
Ended
June 30, 2024
Year
Ended
June 30, 2023
Eight Months
Ended
June 30,
2022(a)
Year
Ended
October 31,
2021
Year
Ended
October 31,
2020
Net Asset Value, Beginning of Period $22.24 $19.86 $17.89 $24.93 $17.41 $17.65
Investment Activities:
Net investment income (loss)(b) (0.02) 0.02 0.08 0.08 0.05 0.09
Net realized and unrealized gains (losses) 2.01 4.34 3.66 (3.69) 7.95 0.90
Total from Investment Activities 1.99 4.36 3.74 (3.61) 8.00 0.99
Distributions to Shareholders from:
Net investment income — (0.01) (0.08) (0.07) (0.02) (0.08)
Net realized gains (2.33) (1.97) (1.69) (3.36) (0.46) (1.15)
Total Distributions (2.33) (1.98) (1.77) (3.43) (0.48) (1.23)
Net Asset Value, End of Period $21.90 $22.24 $19.86 $17.89 $24.93 $17.41
Total Return(c)(d) 8.63% 23.83% 22.26% (17.07)% 46.75% 5.72%
Ratios to Average Net Assets:
Net Expenses(e)(f) 0.86% 0.86% 0.86% 0.86% 0.86% 0.86%
Net Investment Income (Loss)(e) (0.15)% 0.11% 0.43% 0.55% 0.21% 0.52%
Gross Expenses(e)(f) 1.12% 1.14% 1.09% 0.96% 0.96% 1.31%
Supplemental Data:
Net Assets at end of period (000's) $5,544 $5,556 $4,505 $4,102 $5,029 $3,737
Portfolio Turnover(c)(g) 47% 81% 88% 49% 61% 95%
(a) The Fund’s fiscal year-end changed from October 31 to June 30.
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c) Not annualized for periods less than one year.
(d) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(e) Annualized for periods less than one year.
(f) Does not include acquired fund fees and expenses, if any.
(g) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

33
Victory Portfolios
For a Share Outstanding Throughout Each Period
Financial Highlights — continued
See notes to financial statements.
Victory Special Value Fund
Class A
Six Months
Ended
December
31, 2024
(Unaudited)
Year
Ended
June 30, 2024
Year
Ended
June 30, 2023
Eight Months
Ended
June 30,
2022(a)
Year
Ended
October 31,
2021
Year
Ended
October 31,
2020
Net Asset Value, Beginning of Period $32.20 $28.63 $26.07 $37.00 $26.23 $25.78
Investment Activities:
Net investment income (loss)(b) (0.09) (0.09) —(c) 0.03 (0.05) 0.04
Net realized and unrealized gains (losses) 3.18 6.31 5.26 (5.24) 11.82 1.29
Total from Investment Activities 3.09 6.22 5.26 (5.21) 11.77 1.33
Distributions to Shareholders from:
Net investment income — — — — —(c) (0.09)
Net realized gains (4.08) (2.65) (2.70) (5.72) (1.00) (0.79)
Total Distributions (4.08) (2.65) (2.70) (5.72) (1.00) (0.88)
Net Asset Value, End of Period $31.21 $32.20 $28.63 $26.07 $37.00 $26.23
Total Return (excludes sales charge)(d)(e) 9.21% 23.40% 21.57% (17.03)% 46.06% 5.15%
Ratios to Average Net Assets:
Net Expenses(f)(g)(h) 1.24% 1.30% 1.28% 1.27% 1.23% 1.23%
Net Investment Income (Loss)(f) (0.53)% (0.30)% 0.02% 0.13% (0.16)% 0.14%
Gross Expenses(f)(g) 1.34% 1.47% 1.38% 1.37% 1.33% 1.33%
Supplemental Data:
Net Assets at end of period (000's) $27,887 $26,387 $22,780 $22,188 $28,945 $24,302
Portfolio Turnover(d)(i) 51% 85% 90% 53% 70% 102%
(a) The Fund’s fiscal year-end changed from October 31 to June 30.
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c) Amount is less than $0.005 per share.
(d) Not annualized for periods less than one year.
(e) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(f) Annualized for periods less than one year.
(g) Does not include acquired fund fees and expenses, if any.
(h) During the year, additional fees were voluntarily waived or reimbursed. Had these fees not been waived or reimbursed, the net expense ratio for each class would have been 0.10% higher.
(i) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Victory Portfolios
Financial Highlights — continued
For a Share Outstanding Throughout Each Period
34
See notes to financial statements.
Victory Special Value Fund
Class C
Six Months
Ended
December
31, 2024
(Unaudited)
Year
Ended
June 30, 2024
Year
Ended
June 30, 2023
Eight Months
Ended
June 30,
2022(a)
Year
Ended
October 31,
2021
Year
Ended
October 31,
2020
Net Asset Value, Beginning of Period $24.81 $22.82 $21.46 $31.59 $22.72 $22.54
Investment Activities:
Net investment income (loss)(b) (0.18) (0.26) (0.17) (0.12) (0.28) (0.16)
Net realized and unrealized gains (losses) 2.48 4.90 4.23 (4.29) 10.15 1.13
Total from Investment Activities 2.30 4.64 4.06 (4.41) 9.87 0.97
Distributions to Shareholders from:
Net realized gains (4.08) (2.65) (2.70) (5.72) (1.00) (0.79)
Total Distributions (4.08) (2.65) (2.70) (5.72) (1.00) (0.79)
Net Asset Value, End of Period $23.03 $24.81 $22.82 $21.46 $31.59 $22.72
Total Return (excludes contingent deferred sales
charge)(c)(d) 8.73% 22.43% 20.55% (17.50)% 44.81% 4.26%
Ratios to Average Net Assets:
Net Expenses(e)(f)(g) 2.10% 2.10% 2.10% 2.10% 2.10% 2.10%
Net Investment Income (Loss)(e) (1.38)% (1.12)% (0.80)% (0.70)% (1.02)% (0.72)%
Gross Expenses(e)(f) 3.27% 3.53% 3.44% 3.23% 3.53% 2.99%
Supplemental Data:
Net Assets at end of period (000's) $1,114 $1,023 $913 $802 $978 $863
Portfolio Turnover(c)(h) 51% 85% 90% 53% 70% 102%
(a) The Fund’s fiscal year-end changed from October 31 to June 30.
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c) Not annualized for periods less than one year.
(d) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(e) Annualized for periods less than one year.
(f) Does not include acquired fund fees and expenses, if any.
(g) During the year, additional fees were voluntarily waived or reimbursed. Had these fees not been waived or reimbursed, the net expense ratio for each class would have been 0.10% higher.
(h) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

35
Victory Portfolios
For a Share Outstanding Throughout Each Period
Financial Highlights — continued
See notes to financial statements.
Victory Special Value Fund
Class I
Six Months
Ended
December
31, 2024
(Unaudited)
Year
Ended
June 30, 2024
Year
Ended
June 30, 2023
Eight Months
Ended
June 30,
2022(a)
Year
Ended
October 31,
2021
Year
Ended
October 31,
2020
Net Asset Value, Beginning of Period $33.07 $29.27 $26.55 $37.54 $26.59 $26.13
Investment Activities:
Net investment income (loss)(b) (0.06) (0.02) 0.07 0.08 0.01 0.08
Net realized and unrealized gains (losses) 3.27 6.47 5.36 (5.35) 11.99 1.31
Total from Investment Activities 3.21 6.45 5.43 (5.27) 12.00 1.39
Distributions to Shareholders from:
Net investment income — — (0.01) — (0.05) (0.14)
Net realized gains (4.08) (2.65) (2.70) (5.72) (1.00) (0.79)
Total Distributions (4.08) (2.65) (2.71) (5.72) (1.05) (0.93)
Net Asset Value, End of Period $32.20 $33.07 $29.27 $26.55 $37.54 $26.59
Total Return(c)(d) 9.27% 23.73% 21.84% (16.93)% 46.29% 5.35%
Ratios to Average Net Assets:
Net Expenses(e)(f)(g) 1.05% 1.05% 1.05% 1.05% 1.05% 1.05%
Net Investment Income (Loss)(e) (0.33)% (0.08)% 0.25% 0.35% 0.02% 0.32%
Gross Expenses(e)(f) 1.43% 1.50% 1.48% 1.37% 1.33% 1.31%
Supplemental Data:
Net Assets at end of period (000's) $3,418 $3,226 $2,927 $2,769 $3,861 $3,283
Portfolio Turnover(c)(h) 51% 85% 90% 53% 70% 102%
(a) The Fund’s fiscal year-end changed from October 31 to June 30.
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c) Not annualized for periods less than one year.
(d) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(e) Annualized for periods less than one year.
(f) Does not include acquired fund fees and expenses, if any.
(g) During the year, additional fees were voluntarily waived or reimbursed. Had these fees not been waived or reimbursed, the net expense ratio for each class would have been 0.10% higher.
(h) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Victory Portfolios
Financial Highlights — continued
For a Share Outstanding Throughout Each Period
36
See notes to financial statements.
Victory Special Value Fund
Class R
Six Months
Ended
December
31, 2024
(Unaudited)
Year
Ended
June 30, 2024
Year
Ended
June 30, 2023
Eight Months
Ended
June 30,
2022(a)
Year
Ended
October 31,
2021
Year
Ended
October 31,
2020
Net Asset Value, Beginning of Period $29.39 $26.44 $24.34 $34.99 $24.93 $24.55
Investment Activities:
Net investment income (loss)(b) (0.14) (0.16) (0.08) (0.04) (0.14) (0.04)
Net realized and unrealized gains (losses) 2.92 5.76 4.88 (4.89) 11.20 1.23
Total from Investment Activities 2.78 5.60 4.80 (4.93) 11.06 1.19
Distributions to Shareholders from:
Net investment income — — — — — (0.02)
Net realized gains (4.08) (2.65) (2.70) (5.72) (1.00) (0.79)
Total Distributions (4.08) (2.65) (2.70) (5.72) (1.00) (0.81)
Net Asset Value, End of Period $28.09 $29.39 $26.44 $24.34 $34.99 $24.93
Total Return(c)(d) 9.00% 23.02% 21.19% (17.24)% 45.59% 4.82%
Ratios to Average Net Assets:
Net Expenses(e)(f)(g) 1.60% 1.60% 1.60% 1.60% 1.54% 1.54%
Net Investment Income (Loss)(e) (0.88)% (0.61)% (0.31)% (0.19)% (0.47)% (0.16)%
Gross Expenses(e)(f) 1.70% 1.70% 1.70% 1.70% 1.64% 1.64%
Supplemental Data:
Net Assets at end of period (000's) $11,726 $11,683 $13,732 $12,401 $16,605 $13,875
Portfolio Turnover(c)(h) 51% 85% 90% 53% 70% 102%
(a) The Fund’s fiscal year-end changed from October 31 to June 30.
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c) Not annualized for periods less than one year.
(d) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(e) Annualized for periods less than one year.
(f) Does not include acquired fund fees and expenses, if any.
(g) During the year, additional fees were voluntarily waived or reimbursed. Had these fees not been waived or reimbursed, the net expense ratio for each class would have been 0.10% higher.
(h) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

37
Victory Portfolios
For a Share Outstanding Throughout Each Period
Financial Highlights — continued
See notes to financial statements.
Victory THB US Small Opportunities Fund(a)
Class A
Six Months
Ended
December
31, 2024
(Unaudited)
Year
Ended
June 30, 2024
Year
Ended
June 30, 2023
Eight Months
Ended
June 30,
2022(b)
Year
Ended
October 31,
2021
Year
Ended
October 31,
2020
Net Asset Value, Beginning of Period $14.13 $17.42 $16.36 $24.30 $15.55 $15.00
Investment Activities:
Net investment income (loss)(c) (0.06) (0.11) (0.10) (0.08) (0.20) (0.17)
Net realized and unrealized gains (losses) 0.63 0.40 2.31 (5.46) 8.95 0.81
Total from Investment Activities 0.57 0.29 2.21 (5.54) 8.75 0.64
Distributions to Shareholders from:
Net investment income — — — (2.30) — (0.09)
Net realized gains (6.67) (3.58) (1.15) (0.10) — —
Total Distributions (6.67) (3.58) (1.15) (2.40) — (0.09)
Net Asset Value, End of Period $8.03 $14.13 $17.42 $16.36 $24.30 $15.55
Total Return (excludes sales charge)(d)(e) 0.98% 2.66% 13.51% (24.83)% 56.27% 4.25%
Ratios to Average Net Assets:
Net Expenses(f)(g) 1.70% 1.70% 1.70% 1.70% 1.70% 1.70%
Net Investment Income (Loss)(f) (0.88)% (0.71)% (0.56)% (0.59)% (1.20)% (1.17)%
Gross Expenses(f)(g) 4.21% 3.31% 3.01% 2.85% 2.45% 2.45%
Supplemental Data:
Net Assets at end of period (000's) $596 $796 $1,271 $1,185 $2,437 $493
Portfolio Turnover(d)(h) 28% 87% 83% 43% 50% 62%
(a) On May 3, 2021, the THB Asset Management Microcap Fund (the “Predecessor Fund”) was reorganized into the Victory THB US Small Opportunities
Fund (the “Victory THB Fund”). Investor Class shares of the Predecessor Fund were exchanged on a tax-free basis for Class A of the Victory THB Fund.
Information presented prior to May 3, 2021, is that of the Predecessor Fund.
(b) The Fund’s fiscal year-end changed from October 31 to June 30.
(c) Per share net investment income (loss) has been calculated using the average daily shares method.
(d) Not annualized for periods less than one year.
(e) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(f) Annualized for periods less than one year.
(g) Does not include acquired fund fees and expenses, if any.
(h) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Victory Portfolios
Financial Highlights — continued
For a Share Outstanding Throughout Each Period
38
See notes to financial statements.
Victory THB US Small Opportunities Fund(a)
Class I
Six Months
Ended
December
31, 2024
(Unaudited)
Year
Ended
June 30, 2024
Year
Ended
June 30, 2023
Eight Months
Ended
June 30,
2022(b)
Year
Ended
October 31,
2021
Year
Ended
October 31,
2020
Net Asset Value, Beginning of Period $15.35 $18.53 $17.26 $25.42 $16.20 $15.56
Investment Activities:
Net investment income (loss)(c) (0.04) (0.04) (0.02) (0.02) (0.18) (0.10)
Net realized and unrealized gains (losses) 0.65 0.44 2.44 (5.74) 9.40 0.83
Total from Investment Activities 0.61 0.40 2.42 (5.76) 9.22 0.73
Distributions to Shareholders from:
Net investment income — — — (2.30) — (0.09)
Net realized gains (6.67) (3.58) (1.15) (0.10) — —
Total Distributions (6.67) (3.58) (1.15) (2.40) — (0.09)
Redemption Fees Added to Beneficial Interests — — — — —(d) —
Net Asset Value, End of Period $9.29 $15.35 $18.53 $17.26 $25.42 $16.20
Total Return(e)(f) 1.15% 3.15% 14.03% (24.61)% 56.98% 4.68%
Ratios to Average Net Assets:
Net Expenses(g)(h) 1.25% 1.25% 1.25% 1.25% 1.25% 1.25%
Net Investment Income (Loss)(g) (0.49)% (0.27)% (0.10)% (0.13)% (0.73)% (0.70)%
Gross Expenses(g)(h) 1.83% 1.68% 1.40% 1.44% 1.67% 1.98%
Supplemental Data:
Net Assets at end of period (000's) $7,406 $14,568 $17,515 $70,091 $86,947 $50,206
Portfolio Turnover(e)(i) 28% 87% 83% 43% 50% 62%
(a) On May 3, 2021, the THB Asset Management Microcap Fund (the “Predecessor Fund”) was reorganized into the Victory THB US Small Opportunities
Fund (the “Victory THB Fund”). Institutional Class shares of the Predecessor Fund were exchanged on a tax-free basis for Class I of the Victory THB
Fund. Information presented prior to May 3, 2021, is that of the Predecessor Fund.
(b) The Fund’s fiscal year-end changed from October 31 to June 30.
(c) Per share net investment income (loss) has been calculated using the average daily shares method.
(d) Amount is less than $0.005 per share.
(e) Not annualized for periods less than one year.
(f) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(g) Annualized for periods less than one year.
(h) Does not include acquired fund fees and expenses, if any.
(i) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

39
Victory Portfolios
For a Share Outstanding Throughout Each Period
Financial Highlights — continued
See notes to financial statements.
Victory Strategic Allocation Fund
Class A
Six Months
Ended
December
31, 2024
(Unaudited)
Year
Ended
June 30, 2024
Year
Ended
June 30, 2023
Eight Months
Ended
June 30,
2022(a)
Year
Ended
October 31,
2021
Year
Ended
October 31,
2020
Net Asset Value, Beginning of Period $19.05 $17.74 $17.05 $19.94 $16.48 $16.47
Investment Activities:
Net investment income (loss)(b) 0.26 0.37 0.32 0.42 0.56 0.23
Net realized and unrealized gains (losses) 0.39 1.49 1.18 (2.88) 3.46 0.41
Total from Investment Activities 0.65 1.86 1.50 (2.46) 4.02 0.64
Distributions to Shareholders from:
Net investment income (0.26) (0.37) (0.33) (0.43) (0.56) (0.23)
Net realized gains (0.51) (0.18) (0.48) — — (0.40)
Total Distributions (0.77) (0.55) (0.81) (0.43) (0.56) (0.63)
Net Asset Value, End of Period $18.93 $19.05 $17.74 $17.05 $19.94 $16.48
Total Return (excludes sales charge)(c)(d) 3.44% 10.69% 9.11% (12.57)% 24.51% 3.99%
Ratios to Average Net Assets:
Net Expenses(e)(f) 0.40% 0.40% 0.40% 0.40% 0.40% 0.40%
Net Investment Income (Loss)(e) 2.62% 2.02% 1.88% 3.34% 2.92% 1.45%
Gross Expenses(e)(f) 0.81% 0.84% 0.85% 0.82% 0.80% 0.81%
Supplemental Data:
Net Assets at end of period (000's) $13,992 $15,029 $13,335 $13,575 $16,378 $14,364
Portfolio Turnover(c)(g) 7% 4% 25% 9% 22% 13%
(a) The Fund’s fiscal year-end changed from October 31 to June 30.
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c) Not annualized for periods less than one year.
(d) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(e) Annualized for periods less than one year.
(f) Does not include acquired fund fees and expenses, if any.
(g) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Victory Portfolios
Financial Highlights — continued
For a Share Outstanding Throughout Each Period
40
See notes to financial statements.
Victory Strategic Allocation Fund
Class C
Six Months
Ended
December
31, 2024
(Unaudited)
Year
Ended
June 30, 2024
Year
Ended
June 30, 2023
Eight Months
Ended
June 30,
2022(a)
Year
Ended
October 31,
2021
Year
Ended
October 31,
2020
Net Asset Value, Beginning of Period $18.66 $17.39 $16.73 $19.56 $16.19 $16.18
Investment Activities:
Net investment income (loss)(b) 0.20 0.24 0.19 0.32 0.40 0.13
Net realized and unrealized gains (losses) 0.36 1.45 1.16 (2.82) 3.40 0.39
Total from Investment Activities 0.56 1.69 1.35 (2.50) 3.80 0.52
Distributions to Shareholders from:
Net investment income (0.20) (0.24) (0.21) (0.33) (0.43) (0.11)
Net realized gains (0.51) (0.18) (0.48) — — (0.40)
Total Distributions (0.71) (0.42) (0.69) (0.33) (0.43) (0.51)
Net Asset Value, End of Period $18.51 $18.66 $17.39 $16.73 $19.56 $16.19
Total Return (excludes contingent deferred sales
charge)(c)(d) 3.01% 9.87% 8.32% (13.01)% 23.57% 3.23%
Ratios to Average Net Assets:
Net Expenses(e)(f) 1.15% 1.15% 1.15% 1.15% 1.15% 1.15%
Net Investment Income (Loss)(e) 2.11% 1.33% 1.11% 2.59% 2.10% 0.82%
Gross Expenses(e)(f) 1.89% 1.97% 2.04% 2.02% 2.02% 1.90%
Supplemental Data:
Net Assets at end of period (000's) $4,121 $3,254 $2,823 $1,978 $2,507 $2,009
Portfolio Turnover(c)(g) 7% 4% 25% 9% 22% 13%
(a) The Fund’s fiscal year-end changed from October 31 to June 30.
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c) Not annualized for periods less than one year.
(d) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(e) Annualized for periods less than one year.
(f) Does not include acquired fund fees and expenses, if any.
(g) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

41
Victory Portfolios
For a Share Outstanding Throughout Each Period
Financial Highlights — continued
See notes to financial statements.
Victory Strategic Allocation Fund
Class I
Six Months
Ended
December
31, 2024
(Unaudited)
Year
Ended
June 30, 2024
Year
Ended
June 30, 2023
Eight Months
Ended
June 30,
2022(a)
Year
Ended
October 31,
2021
Year
Ended
October 31,
2020
Net Asset Value, Beginning of Period $19.17 $17.85 $17.15 $20.06 $16.57 $16.56
Investment Activities:
Net investment income (loss)(b) 0.28 0.41 0.37 0.45 0.61 0.27
Net realized and unrealized gains (losses) 0.41 1.51 1.18 (2.89) 3.48 0.41
Total from Investment Activities 0.69 1.92 1.55 (2.44) 4.09 0.68
Distributions to Shareholders from:
Net investment income (0.29) (0.42) (0.37) (0.47) (0.60) (0.27)
Net realized gains (0.51) (0.18) (0.48) — — (0.40)
Total Distributions (0.80) (0.60) (0.85) (0.47) (0.60) (0.67)
Net Asset Value, End of Period $19.06 $19.17 $17.85 $17.15 $20.06 $16.57
Total Return(c)(d) 3.60% 10.95% 9.38% (12.43)% 24.86% 4.22%
Ratios to Average Net Assets:
Net Expenses(e)(f) 0.15% 0.15% 0.15% 0.15% 0.15% 0.15%
Net Investment Income (Loss)(e) 2.79% 2.27% 2.12% 3.59% 3.13% 1.66%
Gross Expenses(e)(f) 0.65% 0.64% 0.64% 0.63% 0.56% 0.59%
Supplemental Data:
Net Assets at end of period (000's) $7,531 $8,426 $8,069 $8,020 $9,283 $7,006
Portfolio Turnover(c)(g) 7% 4% 25% 9% 22% 13%
(a) The Fund’s fiscal year-end changed from October 31 to June 30.
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c) Not annualized for periods less than one year.
(d) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(e) Annualized for periods less than one year.
(f) Does not include acquired fund fees and expenses, if any.
(g) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Victory Portfolios
Financial Highlights — continued
For a Share Outstanding Throughout Each Period
42
See notes to financial statements.
Victory Fund for Income
Class A
Six Months
Ended
December
31, 2024
(Unaudited)
Year
Ended
June 30, 2024
Year
Ended
June 30, 2023
Eight Months
Ended
June 30,
2022(a)
Year
Ended
October 31,
2021
Year
Ended
October 31,
2020
Net Asset Value, Beginning of Period $6.84 $6.91 $7.32 $7.92 $8.40 $8.56
Investment Activities:
Net investment income (loss)(b) 0.07 0.10 0.09 0.03 0.02 0.06
Net realized and unrealized gains (losses) 0.09 0.19 (0.13) (0.38) (0.11) 0.17
Total from Investment Activities 0.16 0.29 (0.04) (0.35) (0.09) 0.23
Distributions to Shareholders from:
Net investment income (0.20) (0.36) (0.37) (0.25) (0.39) (0.39)
Total Distributions (0.20) (0.36) (0.37) (0.25) (0.39) (0.39)
Net Asset Value, End of Period $6.80 $6.84 $6.91 $7.32 $7.92 $8.40
Total Return (excludes sales charge)(c)(d) 2.56% 4.24% (0.45)% (4.48)% (1.14)% 2.75%
Ratios to Average Net Assets:
Net Expenses(e)(f) 0.91% 0.91% 0.91% 0.91% 0.91% 0.91%
Net Investment Income (Loss)(e) 2.06% 1.52% 1.29% 0.53% 0.25% 0.75%
Gross Expenses(e)(f) 0.97% 0.97% 0.96% 0.95% 0.92% 0.92%
Supplemental Data:
Net Assets at end of period (000's) $66,792 $70,457 $85,445 $99,353 $128,802 $151,236
Portfolio Turnover(c)(g) 12% 3% 10% 20% 27% 55%
(a) The Fund’s fiscal year-end changed from October 31 to June 30.
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c) Not annualized for periods less than one year.
(d) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(e) Annualized for periods less than one year.
(f) Does not include acquired fund fees and expenses, if any.
(g) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

43
Victory Portfolios
For a Share Outstanding Throughout Each Period
Financial Highlights — continued
See notes to financial statements.
Victory Fund for Income
Class C
Six Months
Ended
December
31, 2024
(Unaudited)
Year
Ended
June 30, 2024
Year
Ended
June 30, 2023
Eight Months
Ended
June 30,
2022(a)
Year
Ended
October 31,
2021
Year
Ended
October 31,
2020
Net Asset Value, Beginning of Period $6.75 $6.83 $7.23 $7.84 $8.31 $8.48
Investment Activities:
Net investment income (loss)(b) 0.04 0.05 0.03 (0.01) (0.05) —(c)
Net realized and unrealized gains (losses) 0.10 0.18 (0.11) (0.39) (0.10) 0.16
Total from Investment Activities 0.14 0.23 (0.08) (0.40) (0.15) 0.16
Distributions to Shareholders from:
Net investment income (0.18) (0.31) (0.32) (0.21) (0.32) (0.33)
Total Distributions (0.18) (0.31) (0.32) (0.21) (0.32) (0.33)
Net Asset Value, End of Period $6.71 $6.75 $6.83 $7.23 $7.84 $8.31
Total Return (excludes contingent deferred sales
charge)(d)(e) 2.05% 3.48% (1.11)% (5.15)% (1.81)% 1.85%
Ratios to Average Net Assets:
Net Expenses(f)(g) 1.71% 1.71% 1.71% 1.71% 1.71% 1.71%
Net Investment Income (Loss)(f) 1.26% 0.72% 0.48% (0.27)% (0.62)% (0.01)%
Gross Expenses(f)(g) 2.33% 2.16% 1.94% 1.84% 1.79% 1.74%
Supplemental Data:
Net Assets at end of period (000's) $2,354 $2,596 $3,967 $6,978 $10,066 $20,801
Portfolio Turnover(d)(h) 12% 3% 10% 20% 27% 55%
(a) The Fund’s fiscal year-end changed from October 31 to June 30.
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c) Amount is less than $0.005 per share.
(d) Not annualized for periods less than one year.
(e) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(f) Annualized for periods less than one year.
(g) Does not include acquired fund fees and expenses, if any.
(h) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Victory Portfolios
Financial Highlights — continued
For a Share Outstanding Throughout Each Period
44
See notes to financial statements.
Victory Fund for Income
Class I
Six Months
Ended
December
31, 2024
(Unaudited)
Year
Ended
June 30, 2024
Year
Ended
June 30, 2023
Eight Months
Ended
June 30,
2022(a)
Year
Ended
October 31,
2021
Year
Ended
October 31,
2020
Net Asset Value, Beginning of Period $6.83 $6.91 $7.31 $7.92 $8.39 $8.55
Investment Activities:
Net investment income (loss)(b) 0.08 0.12 0.11 0.04 0.04 0.08
Net realized and unrealized gains (losses) 0.10 0.18 (0.12) (0.39) (0.10) 0.17
Total from Investment Activities 0.18 0.30 (0.01) (0.35) (0.06) 0.25
Distributions to Shareholders from:
Net investment income (0.21) (0.38) (0.39) (0.26) (0.41) (0.41)
Total Distributions (0.21) (0.38) (0.39) (0.26) (0.41) (0.41)
Net Asset Value, End of Period $6.80 $6.83 $6.91 $7.31 $7.92 $8.39
Total Return(c)(d) 2.70% 4.52% (0.05)% (4.45)% (0.77)% 3.01%
Ratios to Average Net Assets:
Net Expenses(e)(f) 0.64% 0.64% 0.64% 0.64% 0.64% 0.64%
Net Investment Income (Loss)(e) 2.33% 1.79% 1.55% 0.80% 0.48% 0.95%
Gross Expenses(e)(f) 0.71% 0.71% 0.70% 0.68% 0.67% 0.66%
Supplemental Data:
Net Assets at end of period (000's) $169,393 $170,896 $205,132 $284,230 $385,332 $590,749
Portfolio Turnover(c)(g) 12% 3% 10% 20% 27% 55%
(a) The Fund’s fiscal year-end changed from October 31 to June 30.
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c) Not annualized for periods less than one year.
(d) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(e) Annualized for periods less than one year.
(f) Does not include acquired fund fees and expenses, if any.
(g) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

45
Victory Portfolios
For a Share Outstanding Throughout Each Period
Financial Highlights — continued
See notes to financial statements.
Victory Fund for Income
Class R
Six Months
Ended
December
31, 2024
(Unaudited)
Year
Ended
June 30, 2024
Year
Ended
June 30, 2023
Eight Months
Ended
June 30,
2022(a)
Year
Ended
October 31,
2021
Year
Ended
October 31,
2020
Net Asset Value, Beginning of Period $6.84 $6.92 $7.33 $7.93 $8.40 $8.56
Investment Activities:
Net investment income (loss)(b) 0.07 0.10 0.09 0.03 0.02 0.06
Net realized and unrealized gains (losses) 0.10 0.18 (0.13) (0.38) (0.10) 0.17
Total from Investment Activities 0.17 0.28 (0.04) (0.35) (0.08) 0.23
Distributions to Shareholders from:
Net investment income (0.20) (0.36) (0.37) (0.25) (0.39) (0.39)
Total Distributions (0.20) (0.36) (0.37) (0.25) (0.39) (0.39)
Net Asset Value, End of Period $6.81 $6.84 $6.92 $7.33 $7.93 $8.40
Total Return(c)(d) 2.56% 4.24% (0.45)% (4.48)% (1.03)% 2.74%
Ratios to Average Net Assets:
Net Expenses(e)(f) 0.91% 0.91% 0.91% 0.91% 0.91% 0.91%
Net Investment Income (Loss)(e) 2.06% 1.52% 1.28% 0.54% 0.23% 0.76%
Gross Expenses(e)(f) 1.01% 1.02% 1.00% 0.98% 0.93% 0.92%
Supplemental Data:
Net Assets at end of period (000's) $14,182 $15,641 $13,784 $17,973 $23,613 $43,684
Portfolio Turnover(c)(g) 12% 3% 10% 20% 27% 55%
(a) The Fund’s fiscal year-end changed from October 31 to June 30.
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c) Not annualized for periods less than one year.
(d) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(e) Annualized for periods less than one year.
(f) Does not include acquired fund fees and expenses, if any.
(g) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Victory Portfolios
Financial Highlights — continued
For a Share Outstanding Throughout Each Period
46
See notes to financial statements.
Victory Fund for Income
Class R6
Six Months
Ended
December
31, 2024
(Unaudited)
Year
Ended
June 30, 2024
Year
Ended
June 30, 2023
Eight Months
Ended
June 30,
2022(a)
Year
Ended
October 31,
2021
Year
Ended
October 31,
2020
Net Asset Value, Beginning of Period $6.83 $6.89 $7.30 $7.91 $8.38 $8.54
Investment Activities:
Net investment income (loss)(b) 0.08 0.12 0.11 0.04 0.04 0.08
Net realized and unrealized gains (losses) 0.09 0.20 (0.13) (0.39) (0.10) 0.18
Total from Investment Activities 0.17 0.32 (0.02) (0.35) (0.06) 0.26
Distributions to Shareholders from:
Net investment income (0.21) (0.38) (0.39) (0.26) (0.41) (0.42)
Total Distributions (0.21) (0.38) (0.39) (0.26) (0.41) (0.42)
Net Asset Value, End of Period $6.79 $6.83 $6.89 $7.30 $7.91 $8.38
Total Return(c)(d) 2.56% 4.84% (0.18)% (4.44)% (0.77)% 3.06%
Ratios to Average Net Assets:
Net Expenses(e)(f) 0.63% 0.63% 0.63% 0.63% 0.63% 0.63%
Net Investment Income (Loss)(e) 2.33% 1.80% 1.56% 0.83% 0.46% 0.88%
Gross Expenses(e)(f) 0.69% 0.67% 0.65% 0.63% 0.64% 0.64%
Supplemental Data:
Net Assets at end of period (000's) $23,274 $14,658 $23,861 $27,174 $29,691 $49,009
Portfolio Turnover(c)(g) 12% 3% 10% 20% 27% 55%
(a) The Fund’s fiscal year-end changed from October 31 to June 30.
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c) Not annualized for periods less than one year.
(d) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(e) Annualized for periods less than one year.
(f) Does not include acquired fund fees and expenses, if any.
(g) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

47
Victory Portfolios
For a Share Outstanding Throughout Each Period
Financial Highlights — continued
See notes to financial statements.
Victory Fund for Income
Class Y
Six Months
Ended
December
31, 2024
(Unaudited)
Year
Ended
June 30, 2024
Year
Ended
June 30, 2023
Eight Months
Ended
June 30,
2022(a)
Year
Ended
October 31,
2021
Year
Ended
October 31,
2020
Net Asset Value, Beginning of Period $6.83 $6.90 $7.31 $7.92 $8.40 $8.56
Investment Activities:
Net investment income (loss)(b) 0.08 0.12 0.10 0.04 0.03 0.06
Net realized and unrealized gains (losses) 0.10 0.19 (0.12) (0.39) (0.11) 0.19
Total from Investment Activities 0.18 0.31 (0.02) (0.35) (0.08) 0.25
Distributions to Shareholders from:
Net investment income (0.21) (0.38) (0.39) (0.26) (0.40) (0.41)
Total Distributions (0.21) (0.38) (0.39) (0.26) (0.40) (0.41)
Net Asset Value, End of Period $6.80 $6.83 $6.90 $7.31 $7.92 $8.40
Total Return(c)(d) 2.66% 4.60% (0.26)% (4.46)% (0.94)% 2.95%
Ratios to Average Net Assets:
Net Expenses(e)(f) 0.71% 0.71% 0.71% 0.71% 0.71% 0.71%
Net Investment Income (Loss)(e) 2.26% 1.72% 1.46% 0.72% 0.40% 0.67%
Gross Expenses(e)(f) 0.72% 0.72% 0.74% 0.72% 0.71% 0.74%
Supplemental Data:
Net Assets at end of period (000's) $49,329 $50,937 $45,084 $82,168 $120,588 $186,421
Portfolio Turnover(c)(g) 12% 3% 10% 20% 27% 55%
(a) The Fund’s fiscal year-end changed from October 31 to June 30.
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c) Not annualized for periods less than one year.
(d) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(e) Annualized for periods less than one year.
(f) Does not include acquired fund fees and expenses, if any.
(g) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Victory Portfolios
Financial Highlights — continued
For a Share Outstanding Throughout Each Period
48
See notes to financial statements.
Victory Fund for Income
Member Class
Six Months
Ended
December
31, 2024
(Unaudited)
Year
Ended
June 30, 2024
Year
Ended
June 30, 2023
Eight Months
Ended
June 30,
2022(a)
November 3,
2020(b)
through
October 31,
2021
Net Asset Value, Beginning of Period $6.86 $6.93 $7.34 $7.95 $8.41
Investment Activities:
Net investment income (loss)(c) 0.08 0.12 0.10 0.04 0.04
Net realized and unrealized gains (losses) 0.10 0.19 (0.12) (0.39) (0.13)
Total from Investment Activities 0.18 0.31 (0.02) (0.35) (0.09)
Distributions to Shareholders from:
Net investment income (0.21) (0.38) (0.39) (0.26) (0.37)
Total Distributions (0.21) (0.38) (0.39) (0.26) (0.37)
Net Asset Value, End of Period $6.83 $6.86 $6.93 $7.34 $7.95
Total Return(d)(e) 2.64% 4.54% (0.29)% (4.49)% (1.08)%
Ratios to Average Net Assets:
Net Expenses(f)(g) 0.75% 0.75% 0.75% 0.75% 0.75%
Net Investment Income (Loss)(f) 2.22% 1.68% 1.45% 0.73% 0.52%
Gross Expenses(f)(g) 1.62% 2.00% 1.59% 2.85% 4.45%
Supplemental Data:
Net Assets at end of period (000's) $2,166 $1,799 $1,369 $1,238 $877
Portfolio Turnover(d)(h) 12% 3% 10% 20% 27%
(a) The Fund’s fiscal year-end changed from October 31 to June 30.
(b) Commencement of operations.
(c) Per share net investment income (loss) has been calculated using the average daily shares method.
(d) Not annualized for periods less than one year.
(e) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(f) Annualized for periods less than one year.
(g) Does not include acquired fund fees and expenses, if any.
(h) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

49
Victory Portfolios
For a Share Outstanding Throughout Each Period
Financial Highlights — continued
See notes to financial statements.
Victory Investment Grade Convertible Fund
Class A
Six Months
Ended
December
31, 2024
(Unaudited)
Year
Ended
June 30, 2024
Year
Ended
June 30, 2023
Eight Months
Ended
June 30,
2022(a)
Year
Ended
October 31,
2021
Year
Ended
October 31,
2020
Net Asset Value, Beginning of Period $17.14 $16.35 $16.30 $19.97 $17.31 $17.51
Investment Activities:
Net investment income (loss)(b) 0.17 0.24 0.28 0.18 0.22 0.27
Net realized and unrealized gains (losses) 0.83 0.97 0.27 (2.07) 3.27 0.47
Total from Investment Activities 1.00 1.21 0.55 (1.89) 3.49 0.74
Distributions to Shareholders from:
Net investment income (0.13) (0.42) (0.36) (1.45) (0.83) (0.35)
Net realized gains — — (0.14) (0.33) — (0.59)
Total Distributions (0.13) (0.42) (0.50) (1.78) (0.83) (0.94)
Net Asset Value, End of Period $18.01 $17.14 $16.35 $16.30 $19.97 $17.31
Total Return (excludes sales charge)(c)(d) 5.86% 7.50% 3.50% (10.32)% 20.62% 4.43%
Ratios to Average Net Assets:
Net Expenses(e)(f) 1.27% 1.25% 1.20% 1.22% 1.39% 1.38%
Net Investment Income (Loss)(e) 1.85% 1.47% 1.75% 1.48% 1.12% 1.63%
Gross Expenses(e)(f) 1.27% 1.25% 1.20% 1.22% 1.41% 1.38%
Supplemental Data:
Net Assets at end of period (000's) $15,937 $16,127 $17,827 $18,981 $21,644 $16,571
Portfolio Turnover(c)(g) 12% 36% 22% 17% 28% 34%
(a) The Fund’s fiscal year-end changed from October 31 to June 30.
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c) Not annualized for periods less than one year.
(d) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(e) Annualized for periods less than one year.
(f) Does not include acquired fund fees and expenses, if any.
(g) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Victory Portfolios
Financial Highlights — continued
For a Share Outstanding Throughout Each Period
50
See notes to financial statements.
Victory Investment Grade Convertible Fund
Class I
Six Months
Ended
December
31, 2024
(Unaudited)
Year
Ended
June 30, 2024
Year
Ended
June 30, 2023
Eight Months
Ended
June 30,
2022(a)
Year
Ended
October 31,
2021
Year
Ended
October 31,
2020
Net Asset Value, Beginning of Period $17.16 $16.35 $16.29 $19.98 $17.32 $17.50
Investment Activities:
Net investment income (loss)(b) 0.20 0.29 0.33 0.22 0.31 0.33
Net realized and unrealized gains (losses) 0.83 0.99 0.27 (2.08) 3.27 0.49
Total from Investment Activities 1.03 1.28 0.60 (1.86) 3.58 0.82
Distributions to Shareholders from:
Net investment income (0.16) (0.47) (0.40) (1.50) (0.92) (0.41)
Net realized gains — — (0.14) (0.33) — (0.59)
Total Distributions (0.16) (0.47) (0.54) (1.83) (0.92) (1.00)
Net Asset Value, End of Period $18.03 $17.16 $16.35 $16.29 $19.98 $17.32
Total Return(c)(d) 5.97% 7.92% 3.78% (10.20)% 21.19% 4.91%
Ratios to Average Net Assets:
Net Expenses(e)(f) 0.94% 0.94% 0.92% 0.91% 0.93% 0.96%
Net Investment Income (Loss)(e) 2.17% 1.75% 2.01% 1.82% 1.59% 1.98%
Gross Expenses(e)(f) 0.94% 0.94% 0.92% 0.91% 0.93% 0.96%
Supplemental Data:
Net Assets at end of period (000's) $260,881 $246,592 $295,985 $425,954 $403,122 $276,923
Portfolio Turnover(c)(g) 12% 36% 22% 17% 28% 34%
(a) The Fund’s fiscal year-end changed from October 31 to June 30.
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c) Not annualized for periods less than one year.
(d) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(e) Annualized for periods less than one year.
(f) Does not include acquired fund fees and expenses, if any.
(g) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

51
Victory Portfolios
For a Share Outstanding Throughout Each Period
Financial Highlights — continued
See notes to financial statements.
Victory Investment Grade Convertible Fund
Member Class
Six Months
Ended
December
31, 2024
(Unaudited)
Year
Ended
June 30, 2024
Year
Ended
June 30, 2023
Eight Months
Ended
June 30,
2022(a)
November 3,
2020(b)
through
October 31,
2021
Net Asset Value, Beginning of Period $17.89 $17.03 $16.95 $20.71 $17.36
Investment Activities:
Net investment income (loss)(c) 0.19 0.28 0.32 0.21 0.26
Net realized and unrealized gains (losses) 0.86 1.02 0.28 (2.16) 3.31
Total from Investment Activities 1.05 1.30 0.60 (1.95) 3.57
Distributions to Shareholders from:
Net investment income (0.14) (0.44) (0.38) (1.48) (0.22)
Net realized gains — — (0.14) (0.33) —
Total Distributions (0.14) (0.44) (0.52) (1.81) (0.22)
Net Asset Value, End of Period $18.80 $17.89 $17.03 $16.95 $20.71
Total Return(d)(e) 5.88% 7.73% 3.62% (10.28)% 20.63%
Ratios to Average Net Assets:
Net Expenses(f)(g) 1.10% 1.10% 1.10% 1.10% 1.10%
Net Investment Income (Loss)(f) 2.02% 1.61% 1.89% 1.67% 1.30%
Gross Expenses(f)(g) 1.80% 1.98% 1.76% 3.79% 9.99%
Supplemental Data:
Net Assets at end of period (000's) $2,230 $1,986 $1,720 $1,058 $512
Portfolio Turnover(d)(h) 12% 36% 22% 17% 28%
(a) The Fund’s fiscal year-end changed from October 31 to June 30.
(b) Commencement of operations.
(c) Per share net investment income (loss) has been calculated using the average daily shares method.
(d) Not annualized for periods less than one year.
(e) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(f) Annualized for periods less than one year.
(g) Does not include acquired fund fees and expenses, if any.
(h) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Notes to Financial Statements
December 31, 2024
Victory Portfolios
52
(Unaudited)
1. Organization:
Victory Portfolios (the “Trust”) is organized as a Delaware statutory trust and the Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end investment company. The Trust is comprised of 37 funds and is authorized to issue an unlimited number of shares, which are units of beneficial interest with a par value of $0.001 per share.
The accompanying financial statements are those of the following six funds (collectively, the “Funds” and individually, a “Fund”). Each Fund is classified as diversified under the 1940 Act.
* Effective March 28, 2024, the Fund’s Class Y shares were liquidated.
** Effective March 28, 2024, the Fund’s Class R shares were converted to Class A shares.
Each class of shares of a Fund has substantially identical rights and privileges except with respect to sales charges, fees paid under distribution plans, expenses allocable exclusively to each class of shares, voting rights on matters solely affecting a single class of shares, and the exchange privilege of each class of shares. Victory Capital Management Inc. (“VCM” or the “Adviser”) is an indirect wholly owned subsidiary of Victory
Capital Holdings, Inc., a publicly traded Delaware corporation, and a wholly owned direct subsidiary of Victory Capital Operating, LLC.
Strategic Allocation Fund is a “fund of funds” in that it invests in a selection of affiliated mutual funds and exchange-traded funds (“ETFs”)
managed by the Fund’s Adviser, Victory Capital Management Inc., an affiliate of the Fund.
Strategic Allocation Fund may rely on various exemptions contained in the 1940 Act and in exemptive rules or orders thereunder issued by the
Securities and Exchange Commission (“SEC”) that permit funds, subject to certain conditions, to invest in one or more ETFs and certain other types of investment companies in amounts that exceed limits set forth in the 1940 Act that would otherwise be applicable.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts with their vendors and others that provide for general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds. However, based on experience, the Funds expect that risk of loss to be remote.
2. Significant Accounting Policies:
The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements.  The policies are in conformity with U.S. Generally Accepted Accounting Principles (“GAAP”). The preparation of financial statements in accordance with GAAP requires the Adviser to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period.
Actual results could differ from those estimates. The Funds follow the specialized accounting and reporting requirements under GAAP that are applicable to investment companies under Accounting Standards Codification Topic 946.
Investment Valuation:
The Funds record investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.
The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Funds’ investments are summarized in the three broad levels listed below:
Level 1 — quoted prices (unadjusted) in active markets for identical securities
Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, or credit spreads, applicable to those securities, etc.)
Level 3 — significant unobservable inputs (including the Adviser’s assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The inputs or methodologies used for valuation techniques are not necessarily an indication of the risks associated with entering into those investments.
The Adviser, appointed as the valuation designee by the Trust’s Board of Trustees (the “Board”), has established the Pricing and Liquidity
Committee (the “Committee”), and subject to Board oversight, the Committee administers and oversees the Funds’ valuation policies and procedures, which are approved by the Board.
Portfolio securities listed or traded on securities exchanges, including ETFs and American Depositary Receipts, are valued at the last sale price on the exchange or system where the security is principally traded, if available, or at the Nasdaq Official Closing Price. If there have been no sales for that day on the exchange or system, then a security is valued at the closing bid quotation on the exchange or system where the security is principally traded. In each of these situations, valuations are typically categorized as Level 1 in the fair value hierarchy.
Funds (Legal Name) Funds (Short Name) Investment Share Classes Offered
Victory Diversified Stock Fund Diversified Stock Fund A, C, I, R, R6, and Y
Victory Special Value Fund* Special Value Fund A, C, I, R
Victory THB US Small Opportunities Fund THB US Small Opportunities Fund A and I
Victory Strategic Allocation Fund** Strategic Allocation Fund A, C, I
Victory Fund for Income Fund for Income A, C, I, R, R6, Y, and Member Class
Victory Investment Grade Convertible Fund Investment Grade Convertible Fund A, I, and Member Class

Notes to Financial Statements — continued
December 31, 2024
Victory Portfolios
53
(Unaudited)
Investments in open-end investment companies, other than ETFs, are valued at their net asset value (“NAV”). These valuations are typically categorized as Level 1 in the fair value hierarchy.
Investments in the underlying affiliated Funds of the Strategic Allocation Fund and other open-end investment companies, other than ETFs, are valued at their NAV at the end of each business day and are typically categorized in Level 1 of the fair value hierarchy.
The underlying affiliated Funds of the Strategic Allocation Funds have specific valuation procedures. In the event that price quotations or valuations are not readily available, investments are valued at fair value in accordance with procedures established by and under the general supervision and responsibility of the Board. These valuations are typically categorized as Level 2 or Level 3 in the fair value hierarchy, based on the observability of inputs used to determine the fair value. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund’s NAV to be more reliable than it otherwise would be.
Debt securities are valued each business day by a pricing service approved by the valuation designee and subject to the oversight of the Board.
The pricing service uses the evaluated bid or market quotes to value securities. Debt obligations maturing within 60 days may be valued at amortized cost, provided that the amortized cost represents the fair value of such securities. These valuations are typically categorized as Level
2 in the fair value hierarchy.
In the event that price quotations or valuations are not readily available, investments are valued at fair value in accordance with procedures established by and under the general supervision and responsibility of the Board. These valuations are typically categorized as Level 2 or Level
3 in the fair value hierarchy, based on the observability of inputs used to determine the fair value. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Funds’ NAV to be more reliable than it otherwise would be.
A summary of the valuations as of December 31, 2024, based upon the three levels defined above, is included in the table below while the breakdown, by category, of investments is disclosed on the Schedules of Portfolio Investments (amounts in thousands):
Level 1 Level 2 Level 3 Total
Diversified Stock Fund
Common Stocks ............................................... $ 320,142 $ — $ — $ 320,142
Exchange-Traded Funds ......................................... 4,934 — — 4,934
Collateral for Securities Loaned ................................... 2,495 — — 2,495
Total ....................................................... $ 327,571 $ — $ — $ 327,571
Special Value Fund
Common Stocks ............................................... 42,761 — — 42,761
Exchange-Traded Funds ......................................... 876 — — 876
Total ....................................................... $ 43,637 $ — $ — $ 43,637
THB US Small Opportunities Fund
Common Stocks ............................................... 7,964 — — 7,964
Total ....................................................... $ 7,964 $ — $ — $ 7,964
Strategic Allocation Fund
Affiliated Exchange-Traded Funds .................................. 1,391 — — 1,391
Affiliated Mutual Funds ......................................... 24,052 — — 24,052
Total ....................................................... $ 25,443 $ — $ — $ 25,443
Fund for Income
Collateralized Mortgage Obligations ................................ — 7,810 — 7,810
U.S. Government Agency Mortgages ................................ — 241,493 — 241,493
U.S. Treasury Obligations ........................................ — 75,019 — 75,019
Investment Companies .......................................... 168 — — 168
Total ....................................................... $ 168 $ 324,322 $ — $ 324,490
Investment Grade Convertible Fund
Convertible Corporate Bonds ..................................... — 209,208 — 209,208

Notes to Financial Statements — continued
December 31, 2024
Victory Portfolios
54
(Unaudited)
As of December 31, 2024, there were no significant transfers into/out of Level 3.
Real Estate Investment Trusts (“REITs”):
The Funds may invest in REITs, which report information on the source of their distributions annually. REITs are pooled investment vehicles that invest primarily in income-producing real estate or real estate related loans or interests (such as mortgages). Certain distributions received from REITs will be reclassified to realized gains or return of capital as estimated by the Funds based on calendar year-end information as it becomes known or available.
Investment Companies:
Exchange-Traded Funds:
The Funds may invest in ETFs, the shares of which are bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities often designed to track the performance and dividend yield of a particular domestic or foreign market index. Among other purposes, the Funds may purchase shares of an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, although the lack of liquidity of an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.
Open-End Funds:
The Funds may invest in portfolios of open-end investment companies. These investment companies value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the board of directors of the underlying funds.
Investment Transactions and Related Income:
Changes in holdings of investments are accounted for no later than one business day following the trade date. For financial reporting purposes, however, investment transactions are accounted for on trade date or the last business day of the reporting period. Interest income is determined on the basis of coupon interest accrued and recorded daily  using the effective interest method which adjusts, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Gains or losses realized on sales of securities are recorded on the identified cost basis.
Paydown gains or losses on applicable securities, if any, are recorded as components of Interest income on the Statements of Operations.
Withholding taxes on interest, dividends, and gains as a result of certain investments by the Funds have been provided for in accordance with each investment’s applicable country’s tax rules and rates.
Securities Lending:
The Funds, through a Securities Lending Agreement with Citibank, N.A. (“Citibank”), may lend their securities to qualified financial institutions, such as certain broker-dealers and banks, to earn additional income, net of income retained by Citibank.  Borrowers are required to initially secure their loans for collateral in the amount of at least 102% of the value of U.S. securities loaned or at least 105% of the value of non-
U.S. securities loaned, marked-to-market daily. Any collateral shortfalls associated with increases in the valuation of the securities loaned are generally cured the next business day. The collateral can be received in the form of cash collateral and/or non-cash collateral. Non-cash collateral can include U.S. Government Securities and other securities as permitted by SEC guidelines. The cash collateral is invested in short-
term instruments or cash equivalents, primarily open-end investment companies, as noted on the Funds’ Schedules of Portfolio Investments.
The Funds effectively do not have control of the non-cash collateral and therefore it is not disclosed on the Funds’ Schedules of Portfolio
Investments. Collateral requirements are determined daily based on the value of the Funds’ securities on loan as of the end of the prior business day.  During the time portfolio securities are on loan, the borrower will pay the Funds any dividends or interest paid on such securities plus any fee negotiated between the parties to the lending agreement. The Funds also earn a return from the collateral. The Funds pay Citibank various fees in connection with the investment of cash collateral and fees based on the investment income received from securities lending activities.
Securities lending income (net of these fees) is disclosed on the Statements of Operations. Loans are terminable upon demand and the borrower must return the loaned securities within the lesser of one standard settlement period or five business days.  Although risk is mitigated by the collateral, a Fund could experience a delay in recovering its securities and possible loss of income or value if the borrower fails to return them.
In addition, there is a risk that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower.
Level 1 Level 2 Level 3 Total
Investment Grade Convertible Fund, continued
Convertible Preferred Stocks ...................................... $ 64,162 $ — $ — $ 64,162
Collateral for Securities Loaned ................................... 3,750 — — 3,750
Total ....................................................... $ 67,912 $ 209,208 $ — $ 277,120

Notes to Financial Statements — continued
December 31, 2024
Victory Portfolios
55
(Unaudited)
The Funds’ agreement with Citibank does not include master netting provisions. Non-cash collateral received by the Funds may not be sold or repledged, except to satisfy borrower default.
The following table is a summary of the Funds’ securities lending transactions as of December 31, 2024 (amounts in thousands):
Federal Income Taxes:
Each Fund intends to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes is required in the financial statements. The Funds have a tax year end of June 30.
For the six months ended December 31, 2024, the Funds did not incur any income tax, interest, or penalties, and have recorded no liability for net unrecognized tax benefits relating to uncertain tax positions.
Management of the Funds has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax years, which includes the current fiscal tax year end). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.
Allocations:
Expenses directly attributable to a Fund are charged to that Fund, while expenses that are attributable to more than one fund in the Trust, or jointly with an affiliated trust, are allocated among the respective funds in the Trust and/or an affiliated trust based upon net assets or another appropriate basis.
Income, expenses (other than class-specific expenses such as transfer agent fees, state registration fees, printing fees, and 12b-1 fees), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets on the date income is earned or expenses and realized and unrealized gains and losses are incurred.
Fees Paid Indirectly:
Expense offsets to custody fees that arise from credits on cash balances maintained on deposit are reflected on the Statements of Operations, as applicable, as Fees paid indirectly.
Redemption Fees:
The Funds do not receive a redemption fee. Prior to acquisition, the Predecessor Fund retained redemption fees of 2.00% on redemptions of fund shares held for less than 30 days.
3. Purchases and Sales:
Purchases and sales of securities (excluding securities maturing less than one year from acquisition) for the six months ended December 31,
2024, were as follows (amounts in thousands):
4. Affiliated Fund Ownership:
The Funds offer shares for investment by other funds including VCM affiliated fund-of-funds. The affiliated fund-of-funds do not invest in the underlying funds for the purpose of exercising management or control; however, investments by affiliated fund-of-funds within its principal investment strategies may represent a significant portion of an underlying fund’s assets, and together with the investments of the other affiliated funds-of-funds, may represent a substantial portion or even all of an underlying fund’s net assets. The affiliated fund-of-funds’ annual and
Value of
Securities on Loan
Non-Cash
Collateral Cash Collateral
Diversified Stock Fund ............................................. $ 2,433 $ — $ 2,495
Investment Grade Convertible Fund .................................... 3,633 — 3,750
Excluding U.S. Government
Securities U.S. Government Securities
Purchases Sales Purchases Sales
Diversified Stock Fund ............................................ $ 151,008 $ 168,446 $ — $ —
Special Value Fund ............................................... 22,076 24,084 — —
THB US Small Opportunities Fund ................................... 3,170 11,101 — —
Strategic Allocation Fund .......................................... 1,891 3,560 — —
Fund for Income ................................................ — — 48,172 31,543
Investment Grade Convertible Fund ................................... 32,389 31,762 — —

Notes to Financial Statements — continued
December 31, 2024
Victory Portfolios
56
(Unaudited)
semi-annual reports may be viewed at vcm.com. As of December 31, 2024, certain affiliated fund-of-funds owned total outstanding shares of the Funds as follows:
5. Fees and Transactions with Affiliates and Related Parties:
Investment Advisory Fees:
Investment advisory services are provided to the Funds by the Adviser, which is a New York corporation registered as an investment adviser with the SEC.
Under the terms of the Investment Advisory Agreement, the Adviser is entitled to receive fees accrued daily and paid monthly at an annualized rate based on a percentage of the average daily net assets of each Fund. The rates at which the Adviser is paid by each Fund are included in the table below.
Amounts incurred and paid to VCM for the six months ended December 31, 2024, are reflected on the Statements of Operations as Investment advisory fees.
Administration and Servicing Fees:
VCM also serves as the Funds’ administrator and fund accountant. Under the Administration and Fund Accounting Agreement, VCM is paid an administration fee based on a percentage of the average daily net assets of the Trust, Victory Variable Insurance Funds and Victory Portfolios II.
The tiered rates at which VCM is paid by the Funds are shown in the table below:
Amounts incurred for the six months ended December 31, 2024, are reflected on the Statements of Operations as Administration fees.
Citi Fund Services Ohio, Inc. (“Citi”), an affiliate of Citibank, acts as sub-administrator and sub-fund accountant to the Funds pursuant to the
Sub-Administration and Sub-Fund Accounting Services Agreement between VCM and Citi. VCM pays Citi a fee for providing these services.
The Funds reimburse VCM and Citi for out-of-pocket expenses incurred in providing these services and certain other expenses specifically allocated to the Funds. Amounts incurred for the six months ended December 31, 2024, are reflected on the Statements of Operations as Sub-
Administration fees.
The Funds (as part of the Trust) have entered into an agreement with the Adviser to provide compliance services, pursuant to which the Adviser furnishes its compliance personnel, including the services of the Chief Compliance Officer (“CCO”), and other resources reasonably necessary to provide the Trust with compliance oversight services related to the design, administration, and oversight of a compliance program for the
Trust in accordance with Rule 38a-1 under the 1940 Act. The CCO is an employee of the Adviser, which pays the compensation of the CCO and support staff. The funds in the Trust, Victory Variable Insurance Funds, and Victory Portfolios II, in aggregate, compensate the Adviser for these services. Amounts incurred for the six months ended December 31, 2024, are reflected on the Statements of Operations as Compliance fees.
Transfer Agency Fees:
FIS Investor Services, LLC (“FIS”) serves as the Funds’ transfer agent. Under the Transfer Agent Agreement, the Trust pays FIS a fee for its services and reimburses FIS for all of their reasonable out-of-pocket expenses incurred in providing these services.  Amounts incurred for the six months ended December 31, 2024, are reflected on the Statements of Operations as Transfer agent fees.
Victory Capital Transfer Agency, Inc., an affiliate of the Adviser, serves as sub-transfer agent for the Member Class. Amounts incurred for the six months ended December 31, 2024, if any, are reflected on the Statements of Operations as Transfer agent fees.
Investment Grade Convertible Fund
Ownership %
Victory Strategic Allocation Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.6
Adviser Fee Tier Rates
Up to $800 million
$800 million - $2.4
billion Over $2.4 billion
Diversified Stock Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.65% 0.60% 0.55%
Up to $400 million
$400 million - $800
million Over $800 million
Special Value Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.75% 0.65% 0.60%
Flat Rate
THB US Small Opportunity Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 1.15%
Strategic Allocation Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.10%
Up to $400 million
$400 million - $800
million Over $800 million
Fund for Income . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.50% 0.45% 0.40%
Investment Grade Convertible Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.75% 0.65% 0.60%
Net Assets
Up to $15 billion $15 billion — $30 billion Over $30 billion
0.08%, plus 0.05%, plus 0.04%

Notes to Financial Statements — continued
December 31, 2024
Victory Portfolios
57
(Unaudited)
Sub-Transfer Agency Fees:
The Funds have entered into Sub-Transfer Agency Agreements with financial intermediaries that provide recordkeeping, processing, shareholder communications and other services to customers of the intermediaries that hold positions in the Funds and have agreed to compensate the intermediaries for providing those services. Intermediaries transact with the Funds primarily through the use of omnibus accounts on behalf of their customers who hold positions in the Funds. These services would have been provided by the Funds’ transfer agent and other service providers if the shareholders’ accounts were maintained directly at the Funds’ transfer agent. Amounts incurred for the six months ended
December 31, 2024, are reflected on the Statements of Operations as Sub-Transfer agent fees.
Distributor/Underwriting Services:
Victory Capital Services, Inc. (the “Distributor”), an affiliate of the Adviser, serves as Distributor for the continuous offering of the shares of the
Funds pursuant to a Distribution Agreement between the Distributor and the Trust.
Pursuant to the Distribution and Service Plans adopted in accordance with Rule 12b-1 under the 1940 Act, the Distributor may receive a monthly distribution and service fee up to the annual rate shown in the table below:
* Rate was in effect until March 28, 2024 at which time the Fund’s Class R shares were converted into Class A shares.
The distribution and service fees paid to the Distributor may be used by the Distributor to pay for activities primarily intended to result in the sale of Class A, Class C, and Class R. Amounts incurred for the six months ended December 31, 2024, are reflected on the Statements of
Operations as 12b-1 fees.
In addition, the Distributor is entitled to receive commissions in connection with sales of the Class A. For the six months ended December 31,
2024, the Distributor received the following from commissions earned in connection with sales of Class A (amounts in thousands):
Other Fees:
Citibank serves as the Funds’ custodian. The Funds pay Citibank a fee for providing these services. Amounts incurred for the six months ended
December 31, 2024, are reflected on the Statements of Operations as Custodian fees.
Sidley Austin LLP provides legal services to the Trust.
The Adviser has entered into an expense limitation agreement with the Trust. Under the terms of the agreement, the Adviser has agreed to waive fees or reimburse the expenses to the extent that ordinary operating expenses incurred by certain classes of the Funds in any fiscal year exceed the expense limits for the Funds. Such excess amounts will be the liability of the Adviser. Acquired fund fees and expenses, interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with GAAP, and other extraordinary expenses not incurred in the ordinary course of the Funds’ business are excluded from the expense limits. As of December 31, 2024, the expense limits (excluding voluntary waivers) were as follows:
Under the terms of the expense limitation agreement, the Funds (except Strategic Allocation Fund) have agreed to repay fees and expenses that were waived or reimbursed by the Adviser for a period of up to three years (thirty-six (36) months) after the waiver or reimbursement took place, subject to the lesser of any operating expense limits in effect at the time of: (a) the original waiver or expense reimbursement; or (b) the
Class A Class C Class R
Diversified Stock Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.25% 1.00% 0.50%
Special Value Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.25% 1.00% 0.50%
THB US Small Opportunities Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.25% N/A N/A
Strategic Allocation Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.25% 1.00% 0.50%*
Fund for Income . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.25% 1.00% 0.25%
Investment Grade Convertible Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.25% N/A N/A
Amount
Diversified Stock Fund ................................................................................. $ —(a)
Special Value Fund .................................................................................... —(a)
Strategic Allocation Fund ............................................................................... —(a)
Fund for Income ..................................................................................... —(a)
Investment Grade Convertible Fund ........................................................................ —(a)
(a) Rounds to less than $1 thousand.
In effect until October 31, 2025
Class A Class C Class I Class R Class R6 Class Y Member Class
Diversified Stock Fund . . . . . . . . . . . . . . . . . . . . . . . . . N/A 2.02% 0.83% N/A 0.78% 0.86% N/A
Special Value Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . N/A 2.20% 1.15% N/A N/A N/A N/A
THB US Small Opportunities Fund . . . . . . . . . . . . . . . . . . . 1.70% N/A 1.25% N/A N/A N/A N/A
Strategic Allocation Fund . . . . . . . . . . . . . . . . . . . . . . . . 0.40% 1.15% 0.15% N/A N/A N/A N/A
Fund for Income . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.91% 1.71% 0.64% 0.91% 0.63% 0.71% 0.75%
Investment Grade Convertible Fund . . . . . . . . . . . . . . . . . . 1.39% N/A N/A N/A N/A N/A 1.10%

Notes to Financial Statements — continued
December 31, 2024
Victory Portfolios
58
(Unaudited)
recoupment, after giving effect to the recoupment amount. For the Strategic Allocation Fund the Adviser has contractually agreed to waive its management fee to 0.00% through at least October 31, 2025.
The Funds have not recorded any amounts available to be repaid to the Adviser as a commitment and contingency liability due to an assessment that such repayments are not probable at December 31, 2024.
As of December 31, 2024, the following amounts are available to be repaid to the Adviser (amounts in thousands):
* Amount expires by June 30, 2025.
The Adviser may voluntarily waive or reimburse additional fees to assist the Funds in maintaining competitive expense ratios. Voluntary waivers and reimbursements applicable to the Funds are not available to be recouped at a future time. For the six months ended December 31,
2024, the Adviser voluntarily waived the following amounts (in thousands):
Certain officers and/or interested trustees of the Funds are also officers and/or employees of the Adviser, administrator, fund accountant, legal counsel, and Distributor.
6. Risks:
The Funds may be subject to other risks in addition to these identified risks.
Convertible Securities Risk — Convertible securities rank senior to the issuer’s common stock, but may be subordinate to senior debt obligations. In part, the total return for a convertible security may depend upon the performance of the underlying stock into which it can be converted. Synthetic convertibles may respond differently to market fluctuations than traditional convertible securities. They are also subject to counterparty risk.
Equity Securities Risk — The Strategic Allocation Fund may invest in underlying affiliated funds that invest in equity securities. The value of the equity securities in which the Funds invest may decline in response to developments affecting individual companies and/or general economic conditions in the United States or abroad. A company’s earnings or dividends may not increase as expected (or may decline) because of poor management, competitive pressures, reliance on particular suppliers or geographical regions, labor problems or shortages, corporate restructurings, fraudulent disclosures, man-made or natural disasters, military confrontations or wars, terrorism, public health crises, or other events, conditions, and factors. Price changes may be temporary or last for extended periods.
General Market Risk — Overall market risks may affect the value of the Funds. Domestic and international factors such as political events, war, terrorism, trade disputes, inflation rates, interest rate levels, and other fiscal and monetary policy changes; cybersecurity incidents, pandemics, and other public health crises; sanctions against a particular foreign country, its nationals, businesses, or industries; and related geopolitical events, as well as environmental disasters such as earthquakes, fires, and floods, or other catastrophes, may add to instability in global economies and markets generally, and may lead to increased market volatility. Global economies and financial markets are highly interconnected, which increases the possibility that conditions in one country or region might adversely affect issuers in another country or region. The impact of these and other factors may be short-term or may last for extended periods.
Sector Focus Risk —  To the extent the Funds focus in one or more sectors, such as the information technology, financials, industrials, and health care sectors, market or economic factors impacting those sectors could have a significant effect on the value of the Funds’ investments and could make the Funds’ performance more volatile.
Investment Company Risk — The Funds’ ability to achieve their investment objective may be directly related to the ability of the Underlying
Funds (including ETFs) held by the Funds to meet their investment objectives. In addition, shareholders of the Funds will indirectly bear the fees and expenses of the underlying investment companies. Lack of liquidity in an ETF could result in an ETF being more volatile than the underlying portfolio of securities.
Large-Capitalization Stock Risk — Large-sized companies tend to compete in mature product markets and do not typically experience the level of sustained growth of smaller companies and companies competing in less mature product markets. Large-sized companies may be unable to respond as quickly as smaller companies to competitive challenges or changes in business, product, financial, or other market conditions.
For these and other reasons, investments in large-capitalization companies may underperform other stock funds such as funds that focus on the stocks of small- and medium-sized companies.
Expires
2025*
Expires
2026
Expires
2027
Expires
2028 Total
Diversified Stock Fund ..................................... $ 17 $ 40 $ 50 $ 24 $ 131
Special Value Fund ........................................ 11 30 37 11 89
THB US Small Opportunities Fund ............................ 87 125 83 38 333
Fund for Income ......................................... 115 247 244 117 723
Investment Grade Convertible Fund ............................ 12 10 20 7 49
Amount
Special Value Fund .................................................................................... $ 22

Notes to Financial Statements — continued
December 31, 2024
Victory Portfolios
59
(Unaudited)
Small-Capitalization Stock Risk — Small-sized companies are subject to a number of risks not associated with larger, more established companies, potentially making their stock prices more volatile and increasing the risk of loss. Smaller companies may have limited markets, product lines, or financial resources and lack management experience and may experience higher failure rates than larger companies.
Debt Securities Risk — The value of a debt security or other income-producing security changes in response to various factors, including, for example, market-related factors (such as changes in interest rates or changes in the risk appetite of investors generally) and changes in the actual or perceived ability of the issuer (or of issuers generally) to meet its (or their) obligations. Other factors that may affect the value of debt securities, include, among others, public health crises and responses by governments and companies to such crises. These and other events may affect the creditworthiness of the issuer of a debt security and may impair an issuer’s ability to timely meet its debt obligations as they come due.
Interest Rate Risk — The Investment Grade Convertible Fund is subject to credit and interest rate risk with respect to fixed income securities.
Credit risk refers to the ability of an issuer to make timely payments of interest and principal. Interest rates may rise or the rate of inflation may increase, impacting the value of investments in fixed income securities. A debt issuer’s credit quality may be downgraded or an issuer may default. Interest rates may fluctuate due to changes in governmental fiscal policy initiatives and resulting market reaction to those initiatives.
High-Yield/Junk Bond Risk — Lower-quality debt securities can involve a substantially greater risk of default than higher quality debt securities, and their values can decline significantly over short and longer periods of time. Lower-quality debt securities tend to be more sensitive to adverse news about the issuer, or the market or economy in general.
Prepayment Risk — During periods of falling interest rates, mortgage and asset-backed securities, which typically provide the issuer with the right to call or prepay the security prior to maturity, may be called or prepaid, which may result in the Funds having to reinvest the proceeds in other investments at a lower interest rate. As a result, mortgage and asset-backed securities may have less potential for capital appreciation during periods of declining interest rates than other securities of comparable maturities, although they may have a similar risk of decline in market values during periods of rising interest rates. Prepayment rates are difficult to predict and the potential impact of prepayments on the value of a mortgage- or asset-backed security depends on the terms of the instrument and can result in significant volatility. Interest rate levels and other factors may affect the frequency of mortgage prepayments, which in turn can affect the average life of a pool of mortgage-related securities. In periods of rising interest rates, the prepayment rate tends to decrease, lengthening the average life of a pool of mortgage-related securities. In periods of falling interest rates, the prepayment rate tends to increase, shortening the average life of a pool of mortgage-related securities.
7. Borrowing and Interfund Lending:
Line of Credit:
The Victory Funds Complex participates in a short-term demand note “Line of Credit” agreement with Citibank. Under the agreement with
Citibank, the funds in the Trust, Victory Variable Insurance Funds, Victory Portfolios II, and Victory Portfolios III (collectively, the  “Victory
Funds Complex”), in aggregate, may borrow up to $600 million, of which $300 million is committed and $300 million is uncommitted. $40 million of the Line of Credit is reserved for use by the Victory Floating Rate Fund, another series of the Victory Funds Complex, with Victory
Floating Rate Fund paying the related commitment fees for that amount. The purpose of the Line of Credit is to meet temporary or emergency cash needs. For the six months ended December 31, 2024, Citibank received an annual commitment fee of 0.15% on $300 million for providing the Line of Credit. Each Fund in the Victory Funds Complex paid a pro-rata portion of the commitment fees plus any interest on amounts borrowed. Interest is based on the one-month Secured Overnight Financing Rate plus 1.10 percent. Effective June 25, 2024, the agreement was renewed with a termination date of June 23, 2025, and the annual commitment fee of 0.15% remained unchanged. Interest charged to each
Fund during the period, if applicable, is reflected on the Statements of Operations under Line of credit fees.
The Funds had no borrowings under the Line of Credit agreement during the six months ended December 31, 2024.
Interfund Lending:
The Trust and the Adviser rely on an exemptive order granted by the SEC in March 2017 (the “Order”), permitting the establishment and operation of an Interfund Lending Facility (the “Facility”). The Facility allows each Fund to directly lend and borrow money to or from any other fund in the Victory Funds Complex that is permitted to participate in the Facility, relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are allowed for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund’s borrowing restrictions.
The interfund loan rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. As a Borrower (as defined in the Order), interest charged to each Fund, if any, during the period, is reflected on the Statements of Operations under Interfund lending fees. As a Lender (as defined in the Order), interest earned by each Fund, if any, during the period, is reflected on the
Statements of Operations under Interfund lending.
The average borrowing or lending for the days outstanding and average interest rate for the Funds that utilized this Facility during the six months ended December 31, 2024, were as follows (amounts in thousands):

Notes to Financial Statements — continued
December 31, 2024
Victory Portfolios
60
(Unaudited)
* Based on the number of days borrowings were outstanding for the six months ended December 31, 2024.
8. Federal Income Tax Information:
Dividends from net investment income, if any, are declared and paid as noted in the table below. Distributable net realized gains, if any, are declared and distributed at least annually from each Fund.
The amounts of dividends from net investment income and distributions from net realized gains (collectively, distributions to shareholders) are determined in accordance with federal income tax regulations, which may differ from GAAP. To the extent these “book/tax” differences are permanent in nature (e.g., net operating loss and distribution reclassification), such amounts are reclassified within the components of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales) do not require reclassification. To the extent dividends and distributions exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital. Net investment losses incurred by the Funds may be reclassified as an offset to capital on the accompanying Statements of Assets and Liabilities.
The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings (loss) will be determined at the end of the current tax year.
As of the tax year ended June 30, 2024, the following Funds had net capital loss carryforwards as shown in the table below. It is unlikely that the Board will authorize a distribution of capital gains realized in the future until the capital loss carryforwards have been used (amounts in thousands):
9. Fund Ownership:
Ownership of more than 25% of the voting securities of a fund creates presumptions of control of the fund, under section 2(a)(9) of the 1940 Act.
As of December 31, 2024, the shareholder listed below held more than 25% of the shares outstanding of a Fund and may be deemed to control those Funds. Shareholders of record may hold Fund shares for the benefit of their customers.
10. Affiliated Securities:
An affiliated security is a security in which a Fund has ownership of at least 5% of the security’s outstanding voting shares, an investment company managed by VCM, or an issuer under common control with a Fund or VCM. The Funds do not invest in affiliated securities for the purpose of exercising management or control.  These securities are noted as affiliated on the Funds’ Schedule of Portfolio Investments. The
financial statements of the underlying funds can be found in shareholder reports filed with the SEC by each such underlying fund semi-annually on Form N-CSR and are available for download from both the SEC’s as well as each respective underlying fund’s website. Transactions in affiliated securities during the six months ended December 31, 2024, were as follows (amounts in thousands):
Borrower or
Lender
Amount
Outstanding at
December 31, 2024
Average
Borrowing*
Average
Interest Rate*
Maximum
Borrowing
During the
Period
Strategic Allocation Fund .......................... Borrower $ — $ 782 5.89% $ 782
Declared Paid
Diversified Stock Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . Quarterly Quarterly
Special Value Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . Annually Annually
THB US Small Opportunities Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . Quarterly Quarterly
Strategic Allocation Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . Quarterly Quarterly
Fund for Income . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . Monthly Monthly
Investment Grade Convertible Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . Quarterly Quarterly
Short-Term
Amount
Long-Term
Amount Total
Fund for Income ...................................................... $ (133,715) $ (283,080) $ (416,795)
Investment Grade Convertible Fund ......................................... (861) — (861)
Shareholder Percent
THB US Small Opportunities Fund .................................................... Albury’s Own Property, Ltd. 42.2%

Notes to Financial Statements — continued
December 31, 2024
Victory Portfolios
61
(Unaudited)
11. New Accounting Pronouncement:
In this reporting period, the Funds adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280): Improvements to
Reportable Segment Disclosures. Adoption of the new standard impacted financial statement disclosures only and did not affect each Fund’s financial position or the results of its operations.
The management committee of the Adviser acts as each Fund’s Chief Operating Decision Maker (“CODM”). Each Fund represents a single operating segment, as the CODM monitors the operating results of each Fund as a whole and the Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy. The financial information in the form of the Funds’ portfolio composition, total returns, expense ratios, and changes in net assets, which are used by the CODM to assess the segment’s performance versus each Fund’s comparative benchmarks and to make resource allocation decisions for the Fund’s single segment, is consistent with that presented within each Fund’s financial statements. Segment assets are reflected on the accompanying Statements of Assets and
Liabilities as “total assets” and significant segment expenses are listed on the accompanying Statements of Operations.
Fair Value
6/30/2024
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gains
(Losses)
Capital Gain
Distributions
Net Change in
Unrealized
Appreciation/
Depreciation
Fair Value
12/31/2024
Dividend
Income
Strategic Allocation Fund
Victory Core Bond Fund, Class R6 .... $ 7,971 $ 148 $ — $ — $ — $ (3) $ 8,116 $ 148
Victory Global Energy Transition Fund,
Class Y ...................... 950 17 (165) 17 — 13 832 17
Victory Integrity Discovery Fund, Class Y 867 71 (117) 8 55 21 850 16
Victory Investment Grade Convertible
Fund, Class I .................. 1,533 13 (54) (5) — 83 1,570 13
Victory Market Neutral Income Fund,
Class I ....................... 409 9 — — — 1 419 9
Victory RS Global Fund, Class Y ...... 7,956 87 (828) 401 — (49) 7,567 87
Victory RS Partners Fund, Class Y ..... 972 51 (146) 17 37 43 937 14
Victory Sophus Emerging Markets Fund,
Class R6 ..................... 2,518 54 (187) (62) — (92) 2,231 54
Victory Trivalent International Small-Cap
Fund, Class I .................. 1,669 34 (146) 42 — (69) 1,530 34
VictoryShares US Multi-Factor Minimum
Volatility ETF .................. 1,801 — (1,917) 911 — (795) — 13
VictoryShares WestEnd U.S. Sector ETF — 1,407 — — — (16) 1,391 —
$ 26,646 $ 1,891 $ (3,560) $ 1,329 $ 92 $ (863) $ 25,443 $ 405

Supplemental Information
December 31, 2024
Victory Portfolios
62
(Unaudited)
Considerations of the Board in Continuing the Investment Advisory Agreement (the “Agreement”)
The Board approved the Agreement on behalf of each of the Funds at a meeting, which was called for that purpose, on December 5, 2024.
The Board also considered information relating to the Funds and the Agreement provided throughout the year and, more specifically, at the meetings on October 21, 2024 and December 5, 2024. In considering whether to approve the Agreement, the Board requested from the Adviser certain information concerning the Funds to assist it in evaluating the terms of the Agreement. In response to the request from the Independent
Trustees, the Adviser provided information and reports relevant to the continuation of the Agreement. The Board, including the Independent
Trustees, evaluated this information along with other information obtained throughout the year and was advised by legal counsel to the Funds and independent legal counsel to the Independent Trustees.
The Board considered each Fund’s advisory fee, expense ratio and investment performance as significant factors in determining whether the Agreement should be continued. In considering whether the compensation paid to the Adviser was fair and reasonable, the Board also evaluated, among other things, the following factors:
The requirements of the Funds for the services provided by the Adviser;
The nature, quality and extent of the services provided and expected to be provided;
The performance of the Funds as compared to comparable funds;
The fees payable for the services and whether the fee arrangements provided for economies of scale that would benefit Fund shareholders as the Funds grow (acknowledging that economies of scale can be complex to assess and typically are not directly measurable) and whether additions of or revisions to breakpoints would be appropriate;
Whether the fee would be sufficient to enable the Adviser to attract and retain experienced personnel and continue to provide quality services to the Funds;
The fees paid by other clients of the Adviser whose accounts are managed in a similar investment style and any differences in the services provided to the other clients compared to those provided to the Funds;
The total expenses of each Fund;
Management’s commitment to operating the Funds at competitive expense levels;
The profitability of the Adviser (as reflected by comparing fees earned against an estimate of the Adviser’s costs) with respect to the Adviser’s relationship with the Funds;
Research and other service benefits received by the Adviser obtained through payment of client commissions for securities transactions;
Other indirect benefits received by the Adviser, and its affiliates, including revenues paid to the Adviser, or its affiliates, by the Funds for ad-
ministration and fund accounting services, and distribution;
The capabilities and financial condition of the Adviser;
Current economic and industry trends; and
The historical relationship between each Fund and the Adviser.
The Board reviewed each Fund’s gross management fee, comprised of the advisory fee plus the administrative services fee paid to the Adviser, in the context of the Adviser’s business and services with respect to each Fund individually and with respect to all the funds as a whole. The
Board retained an independent, third-party consultant to provide comparative information about fees, expenses and performance, and to design and maintain a database of relevant information designed to assist the Board in retrieving and analyzing comparative information. The Board met with the consultant to review its inputs and methodologies, among other things. The Board compared each Fund’s gross management fees and total operating expense ratio on a net and gross basis with the median gross management fee and median expense ratio of a universe of comparable mutual funds compiled by the consultant and a peer group of funds selected by that consultant from the universe. The Board reviewed the factors and methodology used by the consultant in the selection of each Fund’s peer group, including the consultant’s selection of a broad universe of funds, the more specific universe of comparable funds, and peer groups of funds with comparable investment strategies and asset levels, among other factors. The Board also reviewed any changes to the consultant’s methodology as compared to the prior year, including those resulting from the Adviser’s input, if any. With respect to certain Funds, the Board also reviewed fees and other information related to the Adviser’s management of similarly managed institutional or private accounts, and the differences in the services provided to these other accounts. The Board also noted that the breakpoints in the advisory fee schedule for some of the Funds evidenced one way in which the
Adviser has shown a willingness to share in its economies of scale.
As in prior years, in evaluating the Adviser’s performance, the Board also considered how the Adviser addressed challenges related to changing market conditions and legal and regulatory developments affecting the Funds.
To help it evaluate the fees and expenses of each Fund with a total net expense ratio that ranked within the fourth quartile (most expensive) in relation to funds in a peer group selected by an independent third-party consultant, the Board requested, and the Adviser provided, supplemental information about fee levels and the nature of the services provided on a Fund-by-Fund basis as described in greater detail below. When a Fund’s management fee or total expenses were higher than those of other funds in the peer group, the Board considered factors that contributed to the
Fund’s management fee or the Fund’s total expenses, including, among other things, whether the Fund requires specific or specialized portfolio management, administration or oversight needs; the size of the Fund’s assets in relation to its peers; whether the Fund has experienced sustained redemptions leading to decreased assets; and the factors that resulted in, for example, rapid or recent changes in expenses. The Board also

Supplemental Information — continued
December 31, 2024
Victory Portfolios
63
(Unaudited)
considered the extent to which the Adviser waives management fees and/or reimburses any Fund for other Fund-level expenses, including the extent to which any such waivers or reimbursements were applied at different rates for different share classes. The Board asked for and received information to help it evaluate the process that the Adviser uses to monitor whether any such waiver or reimbursement resulted in any potential
“cross-subsidization” of one share class by another share class.
The Board also reviewed the compliance and administrative services provided to the Funds by the Adviser and its affiliates, including the Adviser’s oversight of the Funds’ day-to-day operations and oversight of Fund accounting, assistance in meeting legal and regulatory requirements, and other services necessary for the operation of the Funds and the Trust.
The Board reviewed each Fund’s performance over one-, three-, five- and ten-year periods (as applicable) against the performance of the
Fund’s selected peer group and benchmark index. The Board recognized that the performance of the Funds and the peer group funds are net of expenses, while the performance of the benchmark index reflects gross returns.
When a Fund underperformed the funds in its selected peer group and/or benchmark index for any of the periods reported, the Board considered the magnitude and duration of that underperformance relative to the selected peer group and/or benchmark index (e.g., the amount by which a
Fund underperformed, including, for example, whether the Fund slightly underperformed or significantly underperformed its benchmark both in absolute and relative terms). For those Funds identified as having underperformed the selected peer group and/or benchmark index for multiple periods of time, the Board further inquired into the circumstances of its underperformance, including with respect to significant differences in investment strategy or securities exposure of the Fund as compared to its benchmark index and selected peer group. In these cases, the Board discussed with the Adviser each such Fund’s performance, potential reasons for the relative performance, and, if necessary, steps that the
Adviser had taken, or intends to take, to improve performance, including, as appropriate, matters relating to staffing levels, and portfolio trading strategies, among other things.
When a Fund’s gross management fee, net management fee (gross management fees less any fees waived or expenses reimbursed by the
Adviser) or total net expenses ranked in the fourth quartile (most expensive), the Board considered the magnitude of differences relative to the selected peer group (e.g., the amount by which a Fund’s expenses differed, including, for example, whether the Fund’s fees and expenses were slightly or significantly higher as compared to funds in its selected peer group). The Board also considered the types of expenses paid by the funds in the Funds’ selected peer groups noting, for example, that certain funds in the Funds’ selected peer groups do not pay rule 12b-1 fees, and the changes in the selected peer groups as compared to prior years.
The Board also met with the portfolio managers of the Funds during the 12 months prior to voting on the contract renewal to discuss the Funds’
performance, and received a report each quarter on the Funds’ performance, among other things, from the Adviser’s President of Investment
Franchises & Solutions and Head of Product & Strategy. The Board also considered the Adviser’s responsiveness with respect to the relative performance. The Board recognized that the performance data reflects a period as of a particular date and that selecting a different performance period could produce significantly different results. The Board further acknowledged that long-term performance could be affected by even one period of significant outperformance or underperformance. In this regard, the Board noted that performance, especially short-term performance, is only one of the factors that it deems relevant to its consideration of the Agreement.
The Board reviewed various other specific factors with respect to each Fund, as described below. In their deliberations, the Trustees did not rank the importance of any particular information or factor considered and each Trustee may have attributed different weights to various factors.
Diversified Stock Fund:
Performance. The Board compared the Fund’s Class A performance for the one-, three-, five- and ten-year periods ended June 30, 2024, to that of the median performance of the Fund’s peer group and benchmark index for the same periods and considered the fact that the Fund underperformed the benchmark index for the one- and ten-year periods, outperformed the benchmark index for the three- and five-year periods, underperformed the peer group median for the one- and ten-year periods, and outperformed the peer group median for the three- and five-year periods. The Board noted that the Fund’s portfolio management team changed in May 2017.
Fees and Expenses. The Board considered that, as compared to other funds in the Fund’s peer group, the Fund’s gross management fee ranked in the second quartile, the Fund’s net management fee (gross management fees less any fees waived or expenses reimbursed by the Adviser)
ranked in the third quartile and the Fund’s total net expenses ranked in the second quartile. The Board also considered that the Fund benefited from a contractual agreement with the Adviser pursuant to which the Adviser waives and/or reimburses expenses for certain classes of the
Fund’s shares, and that it believed that the waivers and/or reimbursements likely would stabilize the Fund’s expenses for those share classes during that period.
In evaluating the Agreement, the Board considered, in addition to those considerations described above and among other things: (1) the Fund’s management fee compared to comparable mutual funds; (2) the Fund’s total expense ratio compared to comparable mutual funds; (3) that the
Adviser’s willingness to limit the expenses of certain classes for a period of time likely would stabilize the Fund’s expenses for those share classes during that period; and (4) any discussions the Board had with the Adviser as outlined above. Taking these factors, among others, into consideration, the Board concluded that the Agreement continued to be in the best interests of the Fund’s shareholders.
Special Value Fund:
Performance. The Board compared the Fund’s Class A performance for the one-, three-, five- and ten-year periods ended June 30, 2024, to that of the median performance of the Fund’s peer group and benchmark index for the same periods and considered the fact that the Fund underperformed the benchmark index for the one-, five- and ten-year periods, outperformed the benchmark index for the three-year period,

Supplemental Information — continued
December 31, 2024
Victory Portfolios
64
(Unaudited)
underperformed the peer group median for the one- and ten-year periods, and outperformed the peer group median for the three- and five-year periods. The Board noted that the Fund’s portfolio management team changed in May 2017.
Fees and Expenses. The Board considered that, as compared to other funds in the Fund’s peer group, the Fund’s gross management fee ranked in the third quartile, the Fund’s net management fee (gross management fees less any fees waived or expenses reimbursed by the Adviser) ranked in the third quartile and the Fund’s total net expenses ranked in the fourth quartile (most expensive). The Board also considered that the Fund benefited from a contractual agreement with the Adviser pursuant to which the Adviser waives and/or reimburses expenses for certain classes of the Fund’s shares, and that it believed that the waivers and/or reimbursements likely would stabilize the Fund’s expenses for those share classes during that period.
In evaluating the Agreement, the Board considered, in addition to those considerations described above and among other things: (1) the Fund’s management fee compared to comparable mutual funds; (2) the Fund’s total expense ratio compared to comparable mutual funds; (3) that the
Adviser’s willingness to limit the expenses of certain classes for a period of time likely would stabilize the Fund’s expenses for those share classes during that period; and (4) any discussions the Board had with the Adviser as outlined above. Taking these factors, among others, into consideration, the Board concluded that the Agreement continued to be in the best interests of the Fund’s shareholders.
Strategic Allocation Fund:
Performance. The Board compared the Fund’s Class A performance for the one-, three-, five- and ten-year periods ended June 30, 2024, to that of the median performance of the Fund’s peer group and benchmark index for the same periods and considered the fact that the Fund underperformed the benchmark index for all of the periods reviewed, underperformed the peer group median for the one-year period, and outperformed the peer group median for the three-, five-, and ten-year periods. The Board noted that the Fund changed its investment strategy and its benchmark index in December 2015.
Fees and Expenses. The Board considered that, as compared to other funds in the Fund’s peer group, the Fund’s gross management fee ranked in the second quartile, the Fund’s net management fee (gross management fees less any fees waived or expenses reimbursed by the Adviser)
ranked in the first quartile (least expensive) and the Fund’s total net expenses ranked in the first quartile (least expensive). The Board also noted
that the Adviser contractually agreed to waive the advisory fee payable by the Strategic Allocation Fund through the date as stated in the Fund’s prospectus, and that any advisory fees charged under the Agreement are based on services provided that will be in addition to, rather than duplicative of, the services provided under the advisory contract of any fund in which the Strategic Allocation Fund invests.
In evaluating the Agreement, the Board considered, in addition to those considerations described above and among other things: (1) the Fund’s management fee compared to comparable mutual funds; (2) the Fund’s total expense ratio compared to comparable mutual funds; (3) that the Adviser’s willingness to limit the expenses for a period of time likely would stabilize the Fund’s expenses during that period; and (4) any discussions the Board had with the Adviser as outlined above. Taking these factors, among others, into consideration, the Board concluded that the Agreement continued to be in the best interests of the Fund’s shareholders.
Fund for Income:
Performance. The Board compared the Fund’s Class A performance for the one-, three-, five- and ten-year periods ended June 30, 2024, to that of the median performance of the Fund’s peer group and benchmark index for the same periods and considered the fact that the Fund outperformed the benchmark index for the one-year period, underperformed the benchmark index for the three-, five- and ten-year periods, matched the peer group median for the one-year period, underperformed the peer group median for the three- and five-year periods, and outperformed the peer group median for the ten-year period.
Fees and Expenses. The Board considered that, as compared to other funds in the Fund’s peer group, the Fund’s gross management fee ranked in the third quartile, the Fund’s net management fee (gross management fees less any fees waived or expenses reimbursed by the Adviser) ranked in the fourth quartile (most expensive) and the Fund’s total net expenses ranked in the third quartile. The Board also considered that the Fund benefited from a contractual agreement with the Adviser pursuant to which the Adviser waives and/or reimburses expenses for certain classes of the Fund’s shares, and that it believed that the waivers and/or reimbursements likely would stabilize the Fund’s expenses for those share classes during that period.
In evaluating the Agreement, the Board considered, in addition to those considerations described above and among other things: (1) the Fund’s management fee compared to comparable mutual funds; (2) the Fund’s total expense ratio compared to comparable mutual funds; (3) that the
Adviser’s willingness to limit the expenses of certain classes for a period of time likely would stabilize the Fund’s expenses for those share classes during that period; and (4) any discussions the Board had with the Adviser as outlined above. Taking these factors, among others, into consideration, the Board concluded that the Agreement continued to be in the best interests of the Fund’s shareholders.
Investment Grade Convertible Fund:
Performance. The Board compared the Fund’s Class A performance for the one-, three-, five- and ten-year periods ended June 30, 2024, to that of the median performance of the Fund’s peer group and benchmark index for the same periods and considered the fact that the Fund underperformed the benchmark index for the one-, three- and ten-year periods, outperformed the benchmark index for the five-year period, outperformed the peer group median for the one- and three-year periods, and underperformed the peer group median for the five- and ten-year periods.

Supplemental Information — continued
December 31, 2024
Victory Portfolios
65
(Unaudited)
Fees and Expenses. The Board considered that, as compared to other funds in the Fund’s peer group, the Fund’s gross management fee ranked in the fourth quartile (most expensive), the Fund’s net management fee (gross management fees less any fees waived or expenses reimbursed by the Adviser) ranked in the fourth quartile (most expensive) and the Fund’s total net expenses ranked in the fourth quartile (most expensive).
The Board also considered that the Fund benefited from a contractual agreement with the Adviser pursuant to which the Adviser waives and/or reimburses expenses for certain classes of the Fund’s shares, and that it believed that the waivers and/or reimbursements likely would stabilize the Fund’s expenses for those share classes during that period.
In evaluating the Agreement, the Board considered, in addition to those considerations described above and among other things: (1) the Fund’s management fee compared to comparable mutual funds; (2) the Fund’s total expense ratio compared to comparable mutual funds; (3) that the
Adviser’s willingness to limit the expenses of certain classes for a period of time likely would stabilize the Fund’s expenses for those share classes during that period; and (4) any discussions the Board had with the Adviser as outlined above. Taking these factors, among others, into consideration, the Board concluded that the Agreement continued to be in the best interests of the Fund’s shareholders.
THB US Small Opportunities Fund:
Performance. The Board compared the Fund’s Class A performance for the one-, three-, five- and ten-year periods ended June 30, 2024, to that of the median performance of the Fund’s peer group and benchmark index for the same periods and considered the fact that the Fund underperformed both the benchmark index and the peer group median for all of the periods reviewed.
Fees and Expenses. The Board considered that, as compared to other funds in the Fund’s peer group, the Fund’s gross management fee ranked in the fourth quartile (most expensive), the Fund’s net management fee (gross management fees less any fees waived or expenses reimbursed by the Adviser) ranked in the first quartile (least expensive) and the Fund’s total net expenses ranked in the fourth quartile (most expensive).
The Board also considered that the Fund benefited from a contractual agreement with the Adviser pursuant to which the Adviser waives and/or reimburses expenses for certain classes of the Fund’s shares, and that it believed that the waivers and/or reimbursements likely would stabilize the Fund’s expenses for those share classes during that period.
In evaluating the Agreement, the Board considered, in addition to those considerations described above and among other things: (1) the Fund’s management fee compared to comparable mutual funds; (2) the Fund’s total expense ratio compared to comparable mutual funds; (3) that the
Adviser’s willingness to limit the expenses of certain classes for a period of time likely would stabilize the Fund’s expenses for those share classes during that period; and (4) any discussions the Board had with the Adviser as outlined above. Taking these factors, among others, into consideration, the Board concluded that the Agreement continued to be in the best interests of the Fund’s shareholders.
Conclusion:
Based on its review of the information requested and provided, and following extended discussions, the Board determined that: (i) the Adviser’s services benefitted each Fund shareholders, particularly in light of the nature of each Fund and the services required to support each Fund; (ii) it was generally satisfied with the nature, quality and extent of the services provide by the Adviser to each Fund; and (iii) the Agreement, on behalf of each Fund discussed above, was consistent with the best interests of each Fund and its shareholders. Accordingly, the Board unanimously approved the Agreement, on behalf of each Fund, for an additional annual period on the basis of the foregoing review and discussions and the following considerations, among others:
The fairness and reasonableness of the investment advisory fee payable to the Adviser under the Agreement in light of the investment advisory services provided, the costs of these services, the profitability of the Adviser’s relationship with each Fund and the comparability of the fee paid to the fees paid by other investment companies;
The nature, quality and extent of the investment advisory services provided by the Adviser;
The Adviser’s entrepreneurial commitment to the management of each Fund and the creation of a broad-based family of funds, which entails a substantial commitment of the Adviser’s resources to the successful operation of each Fund;
The Adviser’s representations regarding its staffing and capabilities to manage each Fund, including the retention of personnel with relevant portfolio management experience;
The Adviser’s efforts to enhance investment results by, among other things, developing and supporting quality portfolio management teams;
and
The overall high quality of the personnel, operations, financial condition, investment management capabilities, methodologies and perfor-
mance of the Adviser.

Victory Funds
P.O. Box 182593
Columbus, Ohio 43218-2593
Visit our website at:
vcm.com
Call Victory at:
800-539-FUND (800-539-3863)
800-235-8396 for Member Class
VP-SAR (12/24)

December 31, 2024
Semi-Annual Report: Full Financials
Victory Sycamore Established Value Fund
Victory Sycamore Small Company Opportunity Fund

vcm.com
News, Information And Education 24 Hours A Day, 7 Days A Week
The Victory Capital website gives fund shareholders, prospective shareholders, and investment professionals a convenient way to access fund information, get guidance, and track fund performance anywhere they can access the Internet. The site includes:
Detailed performance records
Daily share prices
The latest fund news
Investment resources to help you become a better investor
A section dedicated to investment professionals
Whether you’re a potential investor searching for the fund that matches your investment philosophy, a seasoned investor interest-
ed in planning tools, or an investment professional, vcm.com has what you seek. Visit us anytime. We’re always open.

Victory
Portfolios
1
Schedules of Portfolio Investments
Victory Sycamore Established Value Fund
3
Victory Sycamore Small Company Opportunity Fund
6
Financial Statements
Statements of Assets and Liabilities
9
Statements of Operations
10
Statements of Changes in Net Assets
11
Financial Highlights
14
Notes to Financial Statements 25
Supplemental Information
Advisory Contract Approval
32

2
Call Victory at:
800-539-FUND (800-539-3863)
Visit our website at:
vcm.com
IRA DISTRIBUTION WITHHOLDING DISCLOSURE
We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state’s tax rate. However, you may elect not to have withholding apply or to have income tax withheld at a higher rate. Any withholding election that you make will apply to any subsequent distribution unless and until you change or revoke the election. If you wish to make a withholding election, or change or revoke a prior withholding election, call
800-539-3863 and form W-4P (OMB No. 1545-0074 withholding certificate for pension or annuity payments) will be electronically sent.
If you do not have a withholding election in place by the date of a distribution, federal income tax will be withheld from the taxable portion of your distribution at a rate of 10%. If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.
For more specific information, please consult your tax adviser.
The Funds are distributed by Victory Capital Services, Inc. Victory Capital Management Inc. is the investment adviser to the Funds and receives fees from the Funds for performing services for the Funds.
This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus of the
Victory Funds.
For additional information about any Victory Fund, including fees, expenses, and risks, view our prospectus online at vcm.com or call
800-539-3863. Read it carefully before you invest or send money.
The information in this report is based on data obtained from recognized services and sources and is believed to be reliable. Any opinions, projections, or recommendations in this report are subject to change without notice and are not intended as individual investment advice. Past investment performance of the Funds, markets or securities mentioned herein should not be considered to be indicative of future results.
NOT FDIC INSURED NO BANK GUARANTEE MAY LOSE VALUE

Schedule of Portfolio Investments
December 31, 2024
Victory Portfolios
Victory Sycamore Established Value Fund
3
(Unaudited)
See notes to financial statements.
Security Description Shares
a
Value
(000)
Common Stocks (97.3%)
Consumer Discretionary (8.8%):
Aptiv PLC (a) .......................................................... 2,475,000 $ 149,688
BorgWarner, Inc. ....................................................... 8,860,000 281,659
eBay, Inc. (b) .......................................................... 4,225,000 261,739
Expedia Group, Inc. (a) ................................................... 1,675,000 312,103
Hilton Worldwide Holdings, Inc. ............................................ 485,000 119,873
Ralph Lauren Corp. ..................................................... 680,000 157,066
Ross Stores, Inc. ....................................................... 2,155,000 325,987
1,608,115
Consumer Staples (7.2%):
BJ's Wholesale Club Holdings, Inc. (a) ........................................ 3,620,000 323,447
Maplebear, Inc. (a) ...................................................... 3,260,000 135,029
Performance Food Group Co. (a) ............................................ 1,935,000 163,604
Target Corp. .......................................................... 1,870,000 252,787
U.S. Foods Holding Corp. (a) ............................................... 6,430,000 433,768
1,308,635
Energy (5.9%):
Baker Hughes Co. ...................................................... 9,400,000 385,588
Chord Energy Corp. ..................................................... 2,025,000 236,763
Coterra Energy, Inc. ..................................................... 11,250,000 287,325
Devon Energy Corp. ..................................................... 5,350,000 175,105
1,084,781
Financials (14.3%):
American Financial Group, Inc. ............................................. 2,220,000 303,985
Fidelity National Financial, Inc. ............................................ 5,200,000 291,928
Global Payments, Inc. .................................................... 1,380,000 154,643
Huntington Bancshares, Inc. ............................................... 14,530,000 236,403
Old Republic International Corp. ............................................ 7,190,000 260,206
Prosperity Bancshares, Inc. ................................................ 3,650,000 275,028
T. Rowe Price Group, Inc. ................................................. 1,905,000 215,436
The Bank of New York Mellon Corp. ......................................... 1,175,000 90,275
The Hartford Financial Services Group, Inc. .................................... 3,165,000 346,251
Willis Towers Watson PLC ................................................ 1,425,000 446,367
2,620,522
Health Care (6.9%):
Agilent Technologies, Inc. ................................................. 1,455,000 195,465
Hologic, Inc. (a) ........................................................ 3,410,000 245,827
ICON PLC (a) ......................................................... 780,000 163,574
Quest Diagnostics, Inc. ................................................... 2,390,000 360,555
The Cooper Cos., Inc. (a) .................................................. 3,265,000 300,151
1,265,572
Industrials (17.0%):
AGCO Corp. .......................................................... 2,450,000 229,026
Carrier Global Corp. ..................................................... 2,480,000 169,285
FTI Consulting, Inc. (a) ................................................... 1,020,000 194,953
Genpact Ltd. .......................................................... 7,150,000 307,093
Hubbell, Inc. .......................................................... 210,000 87,967
J.B. Hunt Transport Services, Inc. ........................................... 1,515,000 258,550
Knight-Swift Transportation Holdings, Inc. .................................... 5,400,000 286,416
Landstar System, Inc. .................................................... 1,155,000 198,498
Lincoln Electric Holdings, Inc. ............................................. 810,000 151,851
Regal Rexnord Corp. .................................................... 1,460,000 226,490
Republic Services, Inc. ................................................... 585,000 117,690
Textron, Inc. .......................................................... 3,170,000 242,473
The Middleby Corp. (a) ................................................... 2,030,000 274,963
TransUnion ........................................................... 1,955,000 181,248

Victory Portfolios
Victory Sycamore Established Value Fund
4
(Unaudited)
Schedule of Portfolio Investments — continued
December 31, 2024
See notes to financial statements.
Security Description Shares
a
Value
(000)
Xylem, Inc. ........................................................... 1,620,000 $ 187,952
3,114,455
Information Technology (8.8%):
Akamai Technologies, Inc. (a) .............................................. 2,595,000 248,212
Flex Ltd. (a) ........................................................... 3,600,000 138,204
Globant SA (a) ......................................................... 1,120,000 240,150
MKS Instruments, Inc. ................................................... 2,100,000 219,219
Motorola Solutions, Inc. .................................................. 155,000 71,646
On Semiconductor Corp. (a) ............................................... 3,185,000 200,814
Trimble, Inc. (a) ........................................................ 3,873,000 273,666
Zebra Technologies Corp. (a) ............................................... 585,000 225,939
1,617,850
Materials (13.8%):
AptarGroup, Inc. ....................................................... 1,435,000 225,438
Avery Dennison Corp. ................................................... 920,000 172,160
Axalta Coating Systems Ltd. (a) ............................................. 7,625,000 260,927
CF Industries Holdings, Inc. ............................................... 2,840,000 242,309
Crown Holdings, Inc. .................................................... 4,230,000 349,779
Franco-Nevada Corp. .................................................... 2,545,000 299,266
Packaging Corp. of America ............................................... 1,005,000 226,256
RPM International, Inc. .................................................. 2,060,000 253,504
Smurfit WestRock PLC ................................................... 3,925,000 211,400
Westlake Corp. ........................................................ 2,412,000 276,536
2,517,575
Real Estate (9.4%):
Alexandria Real Estate Equities, Inc. ......................................... 1,390,000 135,595
Camden Property Trust ................................................... 2,950,000 342,318
Equity LifeStyle Properties, Inc. ............................................ 2,985,000 198,801
Lamar Advertising Co. , Class A ............................................. 2,502,000 304,593
Lineage, Inc. .......................................................... 2,265,000 132,661
NNN REIT, Inc. ........................................................ 8,470,000 346,000
SBA Communications Corp. ............................................... 1,270,000 258,826
1,718,794
Utilities (5.2%):
Alliant Energy Corp. .................................................... 7,515,000 444,437
American Water Works Co., Inc. ............................................ 2,250,000 280,102
Xcel Energy, Inc. ....................................................... 3,230,000 218,090
942,629
Total Common Stocks (Cost $14,912,994)
a
a
a
17,798,928
Exchange-Traded Funds (0.7%)
iShares Russell Mid-Cap Value ETF ......................................... 950,000 122,873
Total Exchange-Traded Funds (Cost $55,802)
a
a
a
122,873
Collateral for Securities Loaned (0.0%)^(c)
Goldman Sachs Financial Square Government Fund, Institutional Shares , 4 .41% (d) ........ 512,177 512
HSBC U.S. Government Money Market Fund, Institutional Shares , 4 .38% (d) ............ 512,177 512
Invesco Government & Agency Portfolio, Institutional Shares , 4 .40% (d) ............... 512,177 512
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares , 4 .41% (d) . 512,177 513
Total Collateral for Securities Loaned (Cost $2,049)
a
a
a
2,049
Total Investments (Cost $14,970,845) — 98.0% 17,923,850
Other assets in excess of liabilities —  2.0% 364,468
NET ASSETS - 100.00% $ 18,288,318
At December 31, 2024, the Fund's investments in foreign securities were 8.3% of net assets.

Victory Portfolios
Victory Sycamore Established Value Fund
5
(Unaudited)
Schedule of Portfolio Investments — continued
December 31, 2024
See notes to financial statements.
^ Purchased with cash collateral from securities on loan.
(a) Non-income producing security.
(b) All or a portion of this security is on loan.
(c) Amount represents less than 0.05% of net assets.
(d) Rate disclosed is the daily yield on December 31, 2024.
ETF
—
Exchange-Traded Fund
PLC
—
Public Limited Company
REIT
—
Real Estate Investment Trust

Schedule of Portfolio Investments
December 31, 2024
Victory Portfolios
Victory Sycamore Small Company Opportunity Fund
6
(Unaudited)
See notes to financial statements.
Security Description Shares
a
Value
(000)
Common Stocks (96.9%)
Banks (14.4%):
Banner Corp. .......................................................... 830,000 $ 55,419
Lakeland Financial Corp. ................................................. 1,005,000 69,104
National Bank Holdings Corp. , Class A (a) ..................................... 2,090,000 89,995
Old National Bancorp .................................................... 4,785,000 103,859
Renasant Corp. ........................................................ 2,800,000 100,100
ServisFirst Bancshares, Inc. ............................................... 635,000 53,810
SouthState Corp. ....................................................... 965,000 95,998
Stock Yards Bancorp, Inc. ................................................. 800,000 57,288
Towne Bank .......................................................... 1,600,000 54,496
UMB Financial Corp. .................................................... 855,000 96,495
United Bankshares, Inc. .................................................. 2,725,000 102,324
Wintrust Financial Corp. .................................................. 535,000 66,720
945,608
Capital Markets (1.8%):
Cohen & Steers, Inc. .................................................... 835,000 77,104
Lazard, Inc. ........................................................... 810,000 41,699
118,803
Consumer Discretionary (9.7%):
Acushnet Holdings Corp. ................................................. 795,000 56,509
Boyd Gaming Corp. ..................................................... 695,000 50,415
Brunswick Corp. ....................................................... 540,000 34,927
Etsy, Inc. (b) ........................................................... 530,000 28,032
Frontdoor, Inc. (b) ....................................................... 765,000 41,823
Kontoor Brands, Inc. .................................................... 490,000 41,851
LCI Industries ......................................................... 385,000 39,805
Mattel, Inc. (b) ......................................................... 3,435,000 60,902
Meritage Homes Corp. ................................................... 215,000 33,071
Murphy USA, Inc. ...................................................... 105,000 52,684
Newell Brands, Inc. ..................................................... 1,600,000 15,936
Stride, Inc. (b) ......................................................... 490,000 50,926
The Cheesecake Factory, Inc. (c) ............................................ 475,000 22,534
VF Corp. ............................................................. 2,730,000 58,586
Visteon Corp. (b) ....................................................... 570,000 50,570
638,571
Consumer Staples (3.1%):
Central Garden & Pet Co. , Class A (b) ........................................ 2,160,000 71,388
Inter Parfums, Inc. ...................................................... 375,000 49,316
Performance Food Group Co. (b) ............................................ 610,000 51,576
The Simply Good Foods Co. (b) ............................................. 735,000 28,650
200,930
Energy (6.2%):
Civitas Resources, Inc. ................................................... 1,700,000 77,979
Delek US Holdings, Inc. .................................................. 2,160,000 39,960
Helmerich & Payne, Inc. .................................................. 1,905,000 60,998
Magnolia Oil & Gas Corp. , Class A .......................................... 3,405,000 79,609
Matador Resources Co. ................................................... 1,515,000 85,234
Select Water Solutions, Inc. ................................................ 2,700,000 35,748
Weatherford International PLC ............................................. 425,000 30,443
409,971
Financial Services (3.0%):
EVERTEC, Inc. ........................................................ 1,345,000 46,443
NCR Atleos Corp. (b) .................................................... 2,060,000 69,875
Walker & Dunlop, Inc. ................................................... 840,000 81,656
197,974
Health Care (5.2%):
Charles River Laboratories International, Inc. (b) ................................. 240,000 44,304

Victory Portfolios
Victory Sycamore Small Company Opportunity Fund
7
(Unaudited)
Schedule of Portfolio Investments — continued
December 31, 2024
See notes to financial statements.
Security Description Shares
a
Value
(000)
Envista Holdings Corp. (b) ................................................ 1,535,000 $ 29,610
Integer Holdings Corp. (b) ................................................. 295,000 39,093
Omnicell, Inc. (b) ....................................................... 1,135,000 50,530
Option Care Health, Inc. (b) ................................................ 1,495,000 34,684
Prestige Consumer Healthcare, Inc. (b) ........................................ 765,000 59,739
QIAGEN NV (b) ....................................................... 1,800,000 80,154
338,114
Industrials (20.1%):
Alamo Group, Inc. ...................................................... 270,000 50,196
Albany International Corp. ................................................ 535,000 42,784
Apogee Enterprises, Inc. .................................................. 740,000 52,843
ASGN, Inc. (b) ......................................................... 670,000 55,838
Astec Industries, Inc. (a) .................................................. 1,170,000 39,312
Atkore, Inc. ........................................................... 350,000 29,208
Gibraltar Industries, Inc. (b) ................................................ 900,000 53,010
H&E Equipment Services, Inc. ............................................. 480,000 23,501
Hayward Holdings, Inc. (b) ................................................ 3,290,000 50,304
Hillenbrand, Inc. ....................................................... 1,795,000 55,250
Hub Group, Inc. , Class A ................................................. 1,900,000 84,664
ICF International, Inc. ................................................... 295,000 35,167
JBT Marel Corp. ....................................................... 820,000 104,222
Kennametal, Inc. ....................................................... 1,970,000 47,319
Marten Transport Ltd. .................................................... 3,055,000 47,689
McGrath RentCorp ...................................................... 460,000 51,437
Mercury Systems, Inc. (b) ................................................. 1,560,000 65,520
Mueller Industries, Inc. ................................................... 670,000 53,171
NEXTracker, Inc. , Class A (b) .............................................. 1,115,000 40,731
Pursuit Attractions and Hospitality, Inc. (a) (b) ................................... 1,325,000 56,326
UFP Industries, Inc. ..................................................... 445,000 50,129
UniFirst Corp. ......................................................... 480,000 82,123
Watts Water Technologies, Inc. , Class A ....................................... 264,000 53,671
Werner Enterprises, Inc. .................................................. 2,590,000 93,033
1,317,448
Information Technology (10.1%):
Cohu, Inc. (a) (b) ........................................................ 2,345,000 62,612
Crane NXT Co. ........................................................ 780,000 45,412
Diodes, Inc. (b) ......................................................... 825,000 50,878
Extreme Networks, Inc. (b) ................................................ 2,245,000 37,581
Ingram Micro Holding Corp. (b) (c) ........................................... 2,070,000 40,137
Kulicke & Soffa Industries, Inc. ............................................. 1,289,000 60,145
Littelfuse, Inc. ......................................................... 350,000 82,477
MeridianLink, Inc. (b) .................................................... 1,070,000 22,096
NCR Voyix Corp. (b) ..................................................... 3,510,000 48,578
Rogers Corp. (b) ........................................................ 635,000 64,522
Teradata Corp. (b) ....................................................... 740,000 23,051
Tower Semiconductor Ltd. (b) .............................................. 1,455,000 74,947
Verint Systems, Inc. (b) ................................................... 1,890,000 51,880
664,316
Insurance (6.3%):
Axis Capital Holdings Ltd. ................................................ 950,000 84,189
Bowhead Specialty Holdings, Inc. (b) ......................................... 1,130,000 40,138
First American Financial Corp. ............................................. 1,485,000 92,723
Ryan Specialty Holdings, Inc. .............................................. 460,000 29,514
Safety Insurance Group, Inc. ............................................... 680,000 56,032
Stewart Information Services Corp. .......................................... 321,000 21,664
The Hanover Insurance Group, Inc. .......................................... 580,000 89,703
413,963
Materials (7.0%):
AdvanSix, Inc. (a) ....................................................... 1,774,000 50,541
Commercial Metals Co. .................................................. 1,040,000 51,584

Victory Portfolios
Victory Sycamore Small Company Opportunity Fund
8
(Unaudited)
Schedule of Portfolio Investments — continued
December 31, 2024
See notes to financial statements.
Security Description Shares
a
Value
(000)
Eagle Materials, Inc. ..................................................... 100,000 $ 24,676
H.B. Fuller Co. ........................................................ 980,000 66,131
Innospec, Inc. ......................................................... 685,000 75,391
Kaiser Aluminum Corp. .................................................. 300,000 21,081
Minerals Technologies, Inc. ................................................ 430,000 32,770
MP Materials Corp. (b) (c) ................................................. 1,810,000 28,236
Silgan Holdings, Inc. .................................................... 1,585,000 82,499
Summit Materials, Inc. , Class A (b) .......................................... 570,000 28,842
461,751
Real Estate (6.4%):
Apple Hospitality REIT, Inc. ............................................... 5,060,000 77,671
Colliers International Group, Inc. ........................................... 520,000 70,704
COPT Defense Properties ................................................. 2,210,000 68,399
Cushman & Wakefield PLC (b) ............................................. 3,710,000 48,527
Four Corners Property Trust, Inc. ............................................ 2,470,000 67,036
Rayonier, Inc. ......................................................... 1,645,000 42,935
Ryman Hospitality Properties, Inc. ........................................... 405,000 42,258
417,530
Utilities (3.6%):
IDACORP, Inc. ........................................................ 1,030,000 112,559
MGE Energy, Inc. ...................................................... 650,000 61,074
National Fuel Gas Co. ................................................... 980,000 59,466
233,099
Total Common Stocks (Cost $5,486,499)
a
a
a
6,358,078
Exchange-Traded Funds (1.0%)
iShares Russell 2000 Value ETF ............................................ 400,000 65,668
Total Exchange-Traded Funds (Cost $51,822)
a
a
a
65,668
Collateral for Securities Loaned (0.5%)^
Goldman Sachs Financial Square Government Fund, Institutional Shares , 4 .41% (d) ........ 7,601,077 7,601
HSBC U.S. Government Money Market Fund, Institutional Shares , 4 .38% (d) ............ 7,601,077 7,601
Invesco Government & Agency Portfolio, Institutional Shares , 4 .40% (d) ............... 7,601,077 7,601
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares , 4 .41% (d) . 7,601,077 7,601
Total Collateral for Securities Loaned (Cost $30,404)
a
a
a
30,404
Total Investments (Cost $5,568,725) — 98.4% 6,454,150
Other assets in excess of liabilities —  1.6% 102,055
NET ASSETS - 100.00% $ 6,556,205
At December 31, 2024, the Fund's investments in foreign securities were 5.4% of net assets.
^ Purchased with cash collateral from securities on loan.
(a) Affiliated security. (See Note 8 in the Notes to Financial Statements)
(b) Non-income producing security.
(c) All or a portion of this security is on loan.
(d) Rate disclosed is the daily yield on December 31, 2024.
ETF
—
Exchange-Traded Fund
PLC
—
Public Limited Company
REIT
—
Real Estate Investment Trust

Statements of Assets and Liabilities
December 31, 2024
9
See notes to financial statements.
Victory Portfolios
(Amounts in Thousands, Except Per Share Amounts)
(Unaudited)
Victory Sycamore
Established Value
Fund
Victory Sycamore
Small Company
Opportunity Fund
Assets:
Affiliated investments, at value (Cost $— and $302,226) $ — $ 298,786
Unaffiliated investments, at value (Cost $14,970,845 and $5,266,499) 17,923,850 (a) 6,155,364 (b)
Trustee deferred compensation investments, at fair value (Cost $1,489 and $666) 1,955 877
Cash 380,733 140,515
Receivables:
Dividends, interest, and securities lending income 20,080 10,241
Capital shares issued 16,090 2,860
Investments sold 18,404 8,495
From Adviser — (c) —
Prepaid expenses 114 65
Total Assets 18,361,226 6,617,203
Liabilities:
Payables:
Collateral received on loaned securities 2,049 30,404
Investments purchased 14,784 2,410
Trustee deferred compensation 1,955 877
Capital shares redeemed 44,051 21,928
Accrued expenses and other payables:
Investment advisory fees 7,222 4,385
Administration fees 897 324
Custodian fees 142 53
Transfer agent fees 206 35
Sub-Transfer agent fees 890 327
Compliance fees 14 5
Trustees' fees — 3
12b-1 fees 312 67
Other accrued expenses 386 180
Total Liabilities 72,908 60,998
Commitments and contingencies (Note 4 )
Net Assets:
Capital 15,019,342 5,551,304
Total accumulated earnings (loss) 3,268,976 1,004,901
Net Assets $ 18,288,318 $ 6,556,205
Net Assets:
Class A $ 1,358,857 $ 271,324
Class C 22,357 —
Class I 4,967,132 2,951,815
Class R 767,964 183,648
Class R6 10,322,504 3,073,123
Class Y 849,504 76,295
Total $ 18,288,318 $ 6,556,205
Shares (unlimited number of shares authorized with a par value of $0.001 per share):
Class A 29,588 5,844
Class C 505 —
Class I 108,079 62,571
Class R 17,095 4,406
Class R6 224,476 65,286
Class Y 18,490 1,634
Total 398,233 139,741
Net asset value, offering and redemption price per share:(d)
Class A $ 45 .93 $ 46 .43
Class C(e) 44 .31 —
Class I 45 .96 47 .18
Class R 44 .92 41 .68
Class R6 45 .98 47 .07
Class Y 45 .95 46 .70
Maximum Sales Charge — Class A 5 .75% 5 .75%
Maximum offering price
(100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent) per share — Class A $ 48 .73 $ 49 .26
(a) Includes $2,002 thousand of securities on loan.
(b) Includes $28,991 thousand of securities on loan.
(c) Rounds to less than $1 thousand.
(d) Per share amount may not recalculate due to rounding of net assets and/or shares outstanding.
(e) Redemption price per share varies by length of time shares are held.

Statements of Operations
For the Six Months Ended December 31, 2024
10
See notes to financial statements.
Victory Portfolios
(Amounts in Thousands)
(Unaudited)
Victory Sycamore
Established Value
Fund
Victory Sycamore
Small Company
Opportunity Fund
Investment Income:
Dividends from affiliated investments $ — $ 2,049
Dividends from unaffiliated investments 166,283 57,618
Interest from unaffiliated investments 7,397 3,484
Interfund lending 72 —
Securities lending (net of fees) 12 1,017
Foreign tax withholding (275) (12)
Total Income 173,489 64,156
Expenses:
Investment advisory fees 43,107 25,897
Administration fees 5,210 1,866
Sub-Administration fees 9 9
12b-1 fees — Class A 1,806 358
12b-1 fees — Class C 139 —
12b-1 fees — Class R 2,021 487
Custodian fees 377 137
Transfer agent fees — Class A 28 4
Transfer agent fees — Class C 1 —
Transfer agent fees — Class I 124 48
Transfer agent fees — Class R 10 4
Transfer agent fees — Class R6 231 27
Transfer agent fees — Class Y 141 — (a)
Sub-Transfer agent fees — Class A 799 204
Sub-Transfer agent fees — Class C 16 —
Sub-Transfer agent fees — Class I 1,137 790
Sub-Transfer agent fees — Class R 219 87
Sub-Transfer agent fees — Class R6 — — (a)
Sub-Transfer agent fees — Class Y 418 35
Trustees' fees 590 217
Compliance fees 82 29
Legal and audit fees 371 135
State registration and filing fees 178 89
Other expenses 862 416
Total Expenses 57,876 30,839
Net Investment Income (Loss) 115,613 33,317
Realized/Unrealized Gains (Losses) from Investments:
Net realized gains (losses) from affiliated investment securities — (6,076)
Net realized gains (losses) from unaffiliated investment securities 711,415 311,847
Net change in unrealized appreciation/depreciation on affiliated investment securities — 26,746
Net change in unrealized appreciation/depreciation on unaffiliated investment securities 125,829 155,264
Net realized/unrealized gains (losses) on investments 837,244 487,781
Change in net assets resulting from operations $ 952,857 $ 521,098
(a) Rounds to less than $1 thousand.

11
(Amounts in Thousands)
Victory Portfolios
Statements of Changes in Net Assets
See notes to financial statements.
Victory Sycamore Established Value
Fund
Victory Sycamore Small Company
Opportunity Fund
Six Months
Ended
December 31,
2024 (Unaudited)
Year
Ended
June 30, 2024
Six Months
Ended
December 31,
2024 (Unaudited)
Year
Ended
June 30, 2024
From Investment Activities:
Operations:
Net Investment Income (Loss) $ 115,613 $ 240,790 $ 33,317 $ 58,093
Net realized gains (losses) 711,415 1,959,025 305,771 458,443
Net change in unrealized appreciation/depreciation 125,829 (330,911) 182,010 (169,692)
Change in net assets resulting from operations 952,857 1,868,904 521,098 346,844
Distributions to Shareholders:
Class A (134,072) (88,723) (21,636) (18,549)
Class C (2,212) (2,226) — —
Class I (500,595) (298,458) (242,443) (211,275)
Class R (77,605) (45,248) (15,914) (13,769)
Class R6 (1,032,479) (596,215) (251,804) (195,019)
Class Y (85,584) (50,820) (6,252) (5,029)
Change in net assets resulting from distributions to shareholders (1,832,547) (1,081,690) (538,049) (443,641)
Change in net assets resulting from capital transactions 1,163,250 (694,961) (112,897) (181,911)
Change in net assets 283,560 92,253 (129,848) (278,708)
Net Assets:
Beginning of period 18,004,758 17,912,505 6,686,053 6,964,761
End of period $ 18,288,318 $ 18,004,758 $ 6,556,205 $ 6,686,053

12
(Amounts in Thousands)
Victory Portfolios
Statements of Changes in Net Assets
(continued)
See notes to financial statements.
Victory Sycamore Established Value
Fund
Victory Sycamore Small Company
Opportunity Fund
Six Months
Ended
December 31,
2024 (Unaudited)
Year
Ended
June 30, 2024
Six Months
Ended
December 31,
2024 (Unaudited)
Year
Ended
June 30, 2024
Capital Transactions:
Class A
Proceeds from shares issued $ 123,781 $ 196,626 $ 20,290 $ 43,751
Distributions reinvested 114,670 74,831 17,848 15,595
Cost of shares redeemed (271,345) (517,991) (45,328) (101,231)
Total Class A $ (32,894) $ (246,534) $ (7,190) $ (41,885)
Class C
Proceeds from shares issued $ 198 $ 195 $ — $ —
Distributions reinvested 2,166 2,203 — —
Cost of shares redeemed (11,474) (21,161) — —
Total Class C $ (9,110) $ (18,763) $ — $ —
Class I
Proceeds from shares issued $ 425,768 $ 750,580 $ 203,790 $ 382,276
Distributions reinvested 438,728 259,760 227,529 198,156
Cost of shares redeemed (563,667) (1,542,942) (596,255) (785,714)
Total Class I $ 300,829 $ (532,602) $ (164,936) $ (205,282)
Class R
Proceeds from shares issued $ 69,047 $ 97,357 $ 10,081 $ 22,502
Distributions reinvested 77,046 44,896 15,822 13,708
Cost of shares redeemed (104,807) (228,878) (31,396) (79,989)
Total Class R $ 41,286 $ (86,625) $ (5,493) $ (43,779)
Class R6
Proceeds from shares issued $ 1,075,242 $ 2,015,998 $ 196,135 $ 603,284
Distributions reinvested 998,136 577,890 242,861 188,666
Cost of shares redeemed (1,222,868) (2,413,598) (379,661) (671,822)
Total Class R6 $ 850,510 $ 180,290 $ 59,335 $ 120,128
Class Y
Proceeds from shares issued $ 82,404 $ 226,742 $ 10,931 $ 8,803
Distributions reinvested 78,963 46,260 6,095 4,892
Cost of shares redeemed (148,738) (263,729) (11,639) (24,788)
Total Class Y $ 12,629 $ 9,273 $ 5,387 $ (11,093)
Change in net assets resulting from capital transactions $ 1,163,250 $ (694,961) $ (112,897) $ (181,911)

13
(Amounts in Thousands)
Victory Portfolios
Statements of Changes in Net Assets
(continued)
See notes to financial statements.
Victory Sycamore Established Value
Fund
Victory Sycamore Small Company
Opportunity Fund
Six Months
Ended
December 31,
2024 (Unaudited)
Year
Ended
June 30, 2024
Six Months
Ended
December 31,
2024 (Unaudited)
Year
Ended
June 30, 2024
Share Transactions:
Class A
Issued 2,457 4,217 412 936
Reinvested 2,402 1,628 365 335
Redeemed (5,357) (11,069) (913) (2,160)
Total Class A (498) (5,224) (136) (889)
Class C
Issued 4 4 — —
Reinvested 47 50 — —
Redeemed (232) (465) — —
Total Class C (181) (411) — —
Class I
Issued 8,412 16,059 4,074 8,034
Reinvested 9,174 5,634 4,574 4,175
Redeemed (11,137) (33,218) (11,826) (16,482)
Total Class I 6,449 (11,525) (3,178) (4,273)
Class R
Issued 1,384 2,160 226 530
Reinvested 1,650 997 360 325
Redeemed (2,140) (5,000) (700) (1,860)
Total Class R 894 (1,843) (114) (1,005)
Class R6
Issued 21,090 43,193 3,912 12,654
Reinvested 20,853 12,522 4,893 3,981
Redeemed (24,054) (51,412) (7,530) (14,111)
Total Class R6 17,889 4,303 1,275 2,524
Class Y
Issued 1,603 4,827 219 186
Reinvested 1,651 1,004 124 104
Redeemed (2,928) (5,668) (232) (525)
Total Class Y 326 163 111 (235)
Change in Shares 24,879 (14,537) (2,042) (3,878)

Victory Portfolios
Financial Highlights
For a Share Outstanding Throughout Each Period
14
See notes to financial statements.
Victory Sycamore Established Value Fund
Class A
Six Months
Ended
December
31, 2024
(Unaudited)
Year
Ended
June 30, 2024
Year
Ended
June 30, 2023
Eight Months
Ended
June 30,
2022(a)
Year
Ended
October 31,
2021
Year
Ended
October 31,
2020
Net Asset Value, Beginning of Period $48.22 $46.18 $43.91 $51.62 $35.75 $40.09
Investment Activities:
Net investment income (loss)(b) 0.23 0.49 0.55 0.49 0.62 0.48
Net realized and unrealized gains (losses) 2.40 4.29 5.21 (4.29) 17.44 (2.44)
Total from Investment Activities 2.63 4.78 5.76 (3.80) 18.06 (1.96)
Distributions to Shareholders from:
Net investment income (0.23) (0.54) (0.55) (0.60) (0.52) (0.48)
Net realized gains (4.69) (2.20) (2.94) (3.31) (1.67) (1.90)
Total Distributions (4.92) (2.74) (3.49) (3.91) (2.19) (2.38)
Net Asset Value, End of Period $45.93 $48.22 $46.18 $43.91 $51.62 $35.75
Total Return (excludes sales charge)(c)(d) 5.11% 10.71% 13.27% (7.99)% 52.05% (5.22)%
Ratios to Average Net Assets:
Net Expenses(e)(f) 0.89% 0.90% 0.90% 0.90% 0.90% 0.92%
Net Investment Income (Loss)(e) 0.91% 1.06% 1.21% 1.52% 1.32% 1.34%
Gross Expenses(e)(f) 0.89% 0.90% 0.90% 0.90% 0.90% 0.92%
Supplemental Data:
Net Assets at end of period (000's) $1,358,857 $1,450,734 $1,630,578 $1,538,933 $1,788,115 $1,380,509
Portfolio Turnover(c)(g) 19% 34% 28% 24% 32% 44%
(a) The Fund’s fiscal year-end changed from October 31 to June 30.
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c) Not annualized for periods less than one year.
(d) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(e) Annualized for periods less than one year.
(f) Does not include acquired fund fees and expenses, if any.
(g) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

15
Victory Portfolios
For a Share Outstanding Throughout Each Period
Financial Highlights — continued
See notes to financial statements.
Victory Sycamore Established Value Fund
Class C
Six Months
Ended
December
31, 2024
(Unaudited)
Year
Ended
June 30, 2024
Year
Ended
June 30, 2023
Eight Months
Ended
June 30,
2022(a)
Year
Ended
October 31,
2021
Year
Ended
October 31,
2020
Net Asset Value, Beginning of Period $46.70 $44.80 $42.71 $50.28 $34.89 $39.16
Investment Activities:
Net investment income (loss)(b) 0.02 0.12 0.20 0.24 0.26 0.20
Net realized and unrealized gains (losses) 2.32 4.15 5.05 (4.16) 17.00 (2.35)
Total from Investment Activities 2.34 4.27 5.25 (3.92) 17.26 (2.15)
Distributions to Shareholders from:
Net investment income (0.04) (0.17) (0.22) (0.34) (0.20) (0.22)
Net realized gains (4.69) (2.20) (2.94) (3.31) (1.67) (1.90)
Total Distributions (4.73) (2.37) (3.16) (3.65) (1.87) (2.12)
Net Asset Value, End of Period $44.31 $46.70 $44.80 $42.71 $50.28 $34.89
Total Return (excludes contingent deferred sales
charge)(c)(d) 4.65% 9.86% 12.40% (8.44)% 50.91% (5.93)%
Ratios to Average Net Assets:
Net Expenses(e)(f) 1.68% 1.68% 1.66% 1.66% 1.66% 1.69%
Net Investment Income (Loss)(e) 0.09% 0.26% 0.44% 0.75% 0.56% 0.58%
Gross Expenses(e)(f) 1.68% 1.68% 1.66% 1.66% 1.66% 1.69%
Supplemental Data:
Net Assets at end of period (000's) $22,357 $32,040 $49,142 $55,720 $67,718 $54,271
Portfolio Turnover(c)(g) 19% 34% 28% 24% 32% 44%
(a) The Fund’s fiscal year-end changed from October 31 to June 30.
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c) Not annualized for periods less than one year.
(d) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(e) Annualized for periods less than one year.
(f) Does not include acquired fund fees and expenses, if any.
(g) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Victory Portfolios
Financial Highlights — continued
For a Share Outstanding Throughout Each Period
16
See notes to financial statements.
Victory Sycamore Established Value Fund
Class I
Six Months
Ended
December
31, 2024
(Unaudited)
Year
Ended
June 30, 2024
Year
Ended
June 30, 2023
Eight Months
Ended
June 30,
2022(a)
Year
Ended
October 31,
2021
Year
Ended
October 31,
2020
Net Asset Value, Beginning of Period $48.26 $46.22 $43.94 $51.66 $35.77 $40.12
Investment Activities:
Net investment income (loss)(b) 0.32 0.65 0.70 0.60 0.77 0.59
Net realized and unrealized gains (losses) 2.38 4.29 5.21 (4.30) 17.44 (2.45)
Total from Investment Activities 2.70 4.94 5.91 (3.70) 18.21 (1.86)
Distributions to Shareholders from:
Net investment income (0.31) (0.70) (0.69) (0.71) (0.65) (0.59)
Net realized gains (4.69) (2.20) (2.94) (3.31) (1.67) (1.90)
Total Distributions (5.00) (2.90) (3.63) (4.02) (2.32) (2.49)
Net Asset Value, End of Period $45.96 $48.26 $46.22 $43.94 $51.66 $35.77
Total Return(c)(d) 5.25% 11.06% 13.64% (7.80)% 52.54% (4.92)%
Ratios to Average Net Assets:
Net Expenses(e)(f) 0.58% 0.58% 0.58% 0.58% 0.58% 0.60%
Net Investment Income (Loss)(e) 1.24% 1.38% 1.53% 1.84% 1.63% 1.64%
Gross Expenses(e)(f) 0.58% 0.58% 0.58% 0.58% 0.58% 0.60%
Supplemental Data:
Net Assets at end of period (000's) $4,967,132 $4,904,566 $5,229,565 $4,801,212 $5,315,482 $3,306,226
Portfolio Turnover(c)(g) 19% 34% 28% 24% 32% 44%
(a) The Fund’s fiscal year-end changed from October 31 to June 30.
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c) Not annualized for periods less than one year.
(d) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(e) Annualized for periods less than one year.
(f) Does not include acquired fund fees and expenses, if any.
(g) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

17
Victory Portfolios
For a Share Outstanding Throughout Each Period
Financial Highlights — continued
See notes to financial statements.
Victory Sycamore Established Value Fund
Class R
Six Months
Ended
December
31, 2024
(Unaudited)
Year
Ended
June 30, 2024
Year
Ended
June 30, 2023
Eight Months
Ended
June 30,
2022(a)
Year
Ended
October 31,
2021
Year
Ended
October 31,
2020
Net Asset Value, Beginning of Period $47.29 $45.34 $43.18 $50.81 $35.23 $39.54
Investment Activities:
Net investment income (loss)(b) 0.18 0.39 0.45 0.42 0.52 0.40
Net realized and unrealized gains (losses) 2.33 4.21 5.11 (4.21) 17.16 (2.40)
Total from Investment Activities 2.51 4.60 5.56 (3.79) 17.68 (2.00)
Distributions to Shareholders from:
Net investment income (0.19) (0.45) (0.46) (0.53) (0.43) (0.41)
Net realized gains (4.69) (2.20) (2.94) (3.31) (1.67) (1.90)
Total Distributions (4.88) (2.65) (3.40) (3.84) (2.10) (2.31)
Net Asset Value, End of Period $44.92 $47.29 $45.34 $43.18 $50.81 $35.23
Total Return(c)(d) 4.95% 10.50% 13.02% (8.11)% 51.74% (5.41)%
Ratios to Average Net Assets:
Net Expenses(e)(f) 1.09% 1.11% 1.10% 1.11% 1.11% 1.12%
Net Investment Income (Loss)(e) 0.73% 0.86% 1.01% 1.31% 1.11% 1.14%
Gross Expenses(e)(f) 1.09% 1.11% 1.10% 1.11% 1.11% 1.12%
Supplemental Data:
Net Assets at end of period (000's) $767,964 $766,097 $818,127 $780,556 $936,593 $633,244
Portfolio Turnover(c)(g) 19% 34% 28% 24% 32% 44%
(a) The Fund’s fiscal year-end changed from October 31 to June 30.
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c) Not annualized for periods less than one year.
(d) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(e) Annualized for periods less than one year.
(f) Does not include acquired fund fees and expenses, if any.
(g) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Victory Portfolios
Financial Highlights — continued
For a Share Outstanding Throughout Each Period
18
See notes to financial statements.
Victory Sycamore Established Value Fund
Class R6
Six Months
Ended
December
31, 2024
(Unaudited)
Year
Ended
June 30, 2024
Year
Ended
June 30, 2023
Eight Months
Ended
June 30,
2022(a)
Year
Ended
October 31,
2021
Year
Ended
October 31,
2020
Net Asset Value, Beginning of Period $48.28 $46.24 $43.96 $51.69 $35.78 $40.13
Investment Activities:
Net investment income (loss)(b) 0.33 0.67 0.72 0.61 0.80 0.60
Net realized and unrealized gains (losses) 2.37 4.29 5.21 (4.31) 17.45 (2.45)
Total from Investment Activities 2.70 4.96 5.93 (3.70) 18.25 (1.85)
Distributions to Shareholders from:
Net investment income (0.31) (0.72) (0.71) (0.72) (0.67) (0.60)
Net realized gains (4.69) (2.20) (2.94) (3.31) (1.67) (1.90)
Total Distributions (5.00) (2.92) (3.65) (4.03) (2.34) (2.50)
Net Asset Value, End of Period $45.98 $48.28 $46.24 $43.96 $51.69 $35.78
Total Return(c)(d) 5.24% 11.12% 13.68% (7.77)% 52.62% (4.89)%
Ratios to Average Net Assets:
Net Expenses(e)(f) 0.54% 0.54% 0.54% 0.54% 0.54% 0.57%
Net Investment Income (Loss)(e) 1.28% 1.43% 1.58% 1.88% 1.68% 1.68%
Gross Expenses(e)(f) 0.54% 0.54% 0.54% 0.54% 0.54% 0.57%
Supplemental Data:
Net Assets at end of period (000's) $10,322,504 $9,974,901 $9,353,327 $7,357,481 $7,548,781 $4,499,129
Portfolio Turnover(c)(g) 19% 34% 28% 24% 32% 44%
(a) The Fund’s fiscal year-end changed from October 31 to June 30.
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c) Not annualized for periods less than one year.
(d) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(e) Annualized for periods less than one year.
(f) Does not include acquired fund fees and expenses, if any.
(g) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

19
Victory Portfolios
For a Share Outstanding Throughout Each Period
Financial Highlights — continued
See notes to financial statements.
Victory Sycamore Established Value Fund
Class Y
Six Months
Ended
December
31, 2024
(Unaudited)
Year
Ended
June 30, 2024
Year
Ended
June 30, 2023
Eight Months
Ended
June 30,
2022(a)
Year
Ended
October 31,
2021
Year
Ended
October 31,
2020
Net Asset Value, Beginning of Period $48.25 $46.21 $43.94 $51.66 $35.76 $40.11
Investment Activities:
Net investment income (loss)(b) 0.30 0.61 0.68 0.58 0.77 0.58
Net realized and unrealized gains (losses) 2.38 4.29 5.19 (4.30) 17.45 (2.45)
Total from Investment Activities 2.68 4.90 5.87 (3.72) 18.22 (1.87)
Distributions to Shareholders from:
Net investment income (0.29) (0.66) (0.66) (0.69) (0.65) (0.58)
Net realized gains (4.69) (2.20) (2.94) (3.31) (1.67) (1.90)
Total Distributions (4.98) (2.86) (3.60) (4.00) (2.32) (2.48)
Net Asset Value, End of Period $45.95 $48.25 $46.21 $43.94 $51.66 $35.76
Total Return(c)(d) 5.21% 10.97% 13.54% (7.82)% 52.49% (4.92)%
Ratios to Average Net Assets:
Net Expenses(e)(f) 0.65% 0.66% 0.66% 0.61% 0.61% 0.63%
Net Investment Income (Loss)(e) 1.16% 1.31% 1.48% 1.77% 1.62% 1.63%
Gross Expenses(e)(f) 0.65% 0.66% 0.66% 0.61% 0.61% 0.63%
Supplemental Data:
Net Assets at end of period (000's) $849,504 $876,420 $831,766 $589,519 $873,753 $600,200
Portfolio Turnover(c)(g) 19% 34% 28% 24% 32% 44%
(a) The Fund’s fiscal year-end changed from October 31 to June 30.
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c) Not annualized for periods less than one year.
(d) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(e) Annualized for periods less than one year.
(f) Does not include acquired fund fees and expenses, if any.
(g) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Victory Portfolios
Financial Highlights — continued
For a Share Outstanding Throughout Each Period
20
See notes to financial statements.
Victory Sycamore Small Company Opportunity Fund
Class A
Six Months
Ended
December
31, 2024
(Unaudited)
Year
Ended
June 30, 2024
Year
Ended
June 30, 2023
Eight Months
Ended
June 30,
2022(a)
Year
Ended
October 31,
2021
Year
Ended
October 31,
2020
Net Asset Value, Beginning of Period $46.62 $47.34 $44.57 $56.52 $37.91 $45.16
Investment Activities:
Net investment income (loss)(b) 0.16 0.23 0.16 0.06 0.04 0.17
Net realized and unrealized gains (losses) 3.59 2.08 5.20 (5.54) 18.89 (5.14)
Total from Investment Activities 3.75 2.31 5.36 (5.48) 18.93 (4.97)
Distributions to Shareholders from:
Net investment income (0.24) (0.18) (0.13) (0.05) (0.17) (0.20)
Net realized gains (3.70) (2.85) (2.46) (6.42) (0.15) (2.08)
Total Distributions (3.94) (3.03) (2.59) (6.47) (0.32) (2.28)
Net Asset Value, End of Period $46.43 $46.62 $47.34 $44.57 $56.52 $37.91
Total Return (excludes sales charge)(c)(d) 7.65% 4.91% 12.08% (10.95)% 50.11% (11.80)%
Ratios to Average Net Assets:
Net Expenses(e)(f) 1.23% 1.26% 1.25% 1.25% 1.24% 1.26%
Net Investment Income (Loss)(e) 0.64% 0.49% 0.33% 0.18% 0.07% 0.43%
Gross Expenses(e)(f) 1.23% 1.26% 1.25% 1.25% 1.24% 1.26%
Supplemental Data:
Net Assets at end of period (000's) $271,324 $278,751 $325,166 $329,556 $424,496 $336,083
Portfolio Turnover(c)(g) 22% 37% 32% 22% 41% 37%
(a) The Fund’s fiscal year-end changed from October 31 to June 30.
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c) Not annualized for periods less than one year.
(d) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(e) Annualized for periods less than one year.
(f) Does not include acquired fund fees and expenses, if any.
(g) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

21
Victory Portfolios
For a Share Outstanding Throughout Each Period
Financial Highlights — continued
See notes to financial statements.
Victory Sycamore Small Company Opportunity Fund
Class I
Six Months
Ended
December
31, 2024
(Unaudited)
Year
Ended
June 30, 2024
Year
Ended
June 30, 2023
Eight Months
Ended
June 30,
2022(a)
Year
Ended
October 31,
2021
Year
Ended
October 31,
2020
Net Asset Value, Beginning of Period $47.40 $48.08 $45.22 $57.31 $38.40 $45.71
Investment Activities:
Net investment income (loss)(b) 0.25 0.41 0.33 0.18 0.22 0.31
Net realized and unrealized gains (losses) 3.64 2.12 5.29 (5.63) 19.13 (5.20)
Total from Investment Activities 3.89 2.53 5.62 (5.45) 19.35 (4.89)
Distributions to Shareholders from:
Net investment income (0.41) (0.36) (0.30) (0.23) (0.29) (0.34)
Net realized gains (3.70) (2.85) (2.46) (6.41) (0.15) (2.08)
Total Distributions (4.11) (3.21) (2.76) (6.64) (0.44) (2.42)
Net Asset Value, End of Period $47.18 $47.40 $48.08 $45.22 $57.31 $38.40
Total Return(c)(d) 7.81% 5.29% 12.50% (10.75)% 50.66% (11.51)%
Ratios to Average Net Assets:
Net Expenses(e)(f) 0.89% 0.89% 0.89% 0.89% 0.89% 0.93%
Net Investment Income (Loss)(e) 0.98% 0.87% 0.70% 0.53% 0.41% 0.78%
Gross Expenses(e)(f) 0.89% 0.89% 0.89% 0.89% 0.89% 0.93%
Supplemental Data:
Net Assets at end of period (000's) $2,951,815 $3,116,541 $3,366,480 $3,211,022 $3,840,013 $2,666,852
Portfolio Turnover(c)(g) 22% 37% 32% 22% 41% 37%
(a) The Fund’s fiscal year-end changed from October 31 to June 30.
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c) Not annualized for periods less than one year.
(d) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(e) Annualized for periods less than one year.
(f) Does not include acquired fund fees and expenses, if any.
(g) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Victory Portfolios
Financial Highlights — continued
For a Share Outstanding Throughout Each Period
22
See notes to financial statements.
Victory Sycamore Small Company Opportunity Fund
Class R
Six Months
Ended
December
31, 2024
(Unaudited)
Year
Ended
June 30, 2024
Year
Ended
June 30, 2023
Eight Months
Ended
June 30,
2022(a)
Year
Ended
October 31,
2021
Year
Ended
October 31,
2020
Net Asset Value, Beginning of Period $42.20 $43.16 $40.87 $52.37 $35.16 $42.05
Investment Activities:
Net investment income (loss)(b) 0.10 0.12 0.07 —(c) (0.05) 0.09
Net realized and unrealized gains (losses) 3.26 1.89 4.77 (5.08) 17.52 (4.76)
Total from Investment Activities 3.36 2.01 4.84 (5.08) 17.47 (4.67)
Distributions to Shareholders from:
Net investment income (0.18) (0.12) (0.09) — (0.11) (0.14)
Net realized gains (3.70) (2.85) (2.46) (6.42) (0.15) (2.08)
Total Distributions (3.88) (2.97) (2.55) (6.42) (0.26) (2.22)
Net Asset Value, End of Period $41.68 $42.20 $43.16 $40.87 $52.37 $35.16
Total Return(d)(e) 7.49% 4.71% 11.89% (11.05)% 49.85% (11.94)%
Ratios to Average Net Assets:
Net Expenses(f)(g) 1.44% 1.46% 1.43% 1.42% 1.42% 1.44%
Net Investment Income (Loss)(f) 0.44% 0.29% 0.16% —% (0.11)% 0.25%
Gross Expenses(f)(g) 1.44% 1.46% 1.43% 1.42% 1.42% 1.44%
Supplemental Data:
Net Assets at end of period (000's) $183,648 $190,774 $238,440 $209,007 $256,938 $200,617
Portfolio Turnover(d)(h) 22% 37% 32% 22% 41% 37%
(a) The Fund’s fiscal year-end changed from October 31 to June 30.
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c) Amount is less than $0.005 per share.
(d) Not annualized for periods less than one year.
(e) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(f) Annualized for periods less than one year.
(g) Does not include acquired fund fees and expenses, if any.
(h) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

23
Victory Portfolios
For a Share Outstanding Throughout Each Period
Financial Highlights — continued
See notes to financial statements.
Victory Sycamore Small Company Opportunity Fund
Class R6
Six Months
Ended
December
31, 2024
(Unaudited)
Year
Ended
June 30, 2024
Year
Ended
June 30, 2023
Eight Months
Ended
June 30,
2022(a)
Year
Ended
October 31,
2021
Year
Ended
October 31,
2020
Net Asset Value, Beginning of Period $47.31 $47.99 $45.15 $57.22 $38.37 $45.66
Investment Activities:
Net investment income (loss)(b) 0.26 0.44 0.36 0.19 0.24 0.19
Net realized and unrealized gains (losses) 3.63 2.11 5.25 (5.60) 19.10 (5.03)
Total from Investment Activities 3.89 2.55 5.61 (5.41) 19.34 (4.84)
Distributions to Shareholders from:
Net investment income (0.43) (0.38) (0.31) (0.24) (0.34) (0.37)
Net realized gains (3.70) (2.85) (2.46) (6.42) (0.15) (2.08)
Total Distributions (4.13) (3.23) (2.77) (6.66) (0.49) (2.45)
Net Asset Value, End of Period $47.07 $47.31 $47.99 $45.15 $57.22 $38.37
Total Return(c)(d) 7.83% 5.34% 12.51% (10.72)% 50.71% (11.43)%
Ratios to Average Net Assets:
Net Expenses(e)(f) 0.85% 0.85% 0.85% 0.86% 0.85% 0.86%
Net Investment Income (Loss)(e) 1.04% 0.92% 0.75% 0.57% 0.44% 0.48%
Gross Expenses(e)(f) 0.85% 0.85% 0.85% 0.86% 0.85% 0.86%
Supplemental Data:
Net Assets at end of period (000's) $3,073,123 $3,028,483 $2,950,933 $2,116,606 $2,518,726 $1,625,853
Portfolio Turnover(c)(g) 22% 37% 32% 22% 41% 37%
(a) The Fund’s fiscal year-end changed from October 31 to June 30.
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c) Not annualized for periods less than one year.
(d) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(e) Annualized for periods less than one year.
(f) Does not include acquired fund fees and expenses, if any.
(g) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Victory Portfolios
Financial Highlights — continued
For a Share Outstanding Throughout Each Period
24
See notes to financial statements.
Victory Sycamore Small Company Opportunity Fund
Class Y
Six Months
Ended
December
31, 2024
(Unaudited)
Year
Ended
June 30, 2024
Year
Ended
June 30, 2023
Eight Months
Ended
June 30,
2022(a)
Year
Ended
October 31,
2021
Year
Ended
October 31,
2020
Net Asset Value, Beginning of Period $46.95 $47.65 $44.86 $56.88 $38.10 $45.39
Investment Activities:
Net investment income (loss)(b) 0.24 0.37 0.31 0.17 0.16 0.24
Net realized and unrealized gains (losses) 3.59 2.10 5.22 (5.58) 19.00 (5.16)
Total from Investment Activities 3.83 2.47 5.53 (5.41) 19.16 (4.92)
Distributions to Shareholders from:
Net investment income (0.38) (0.32) (0.28) (0.19) (0.23) (0.29)
Net realized gains (3.70) (2.85) (2.46) (6.42) (0.15) (2.08)
Total Distributions (4.08) (3.17) (2.74) (6.61) (0.38) (2.37)
Net Asset Value, End of Period $46.70 $46.95 $47.65 $44.86 $56.88 $38.10
Total Return(c)(d) 7.76% 5.22% 12.40% (10.78)% 50.55% (11.65)%
Ratios to Average Net Assets:
Net Expenses(e)(f) 0.95% 0.98% 0.98% 0.95% 0.95% 1.08%
Net Investment Income (Loss)(e) 0.94% 0.78% 0.66% 0.50% 0.31% 0.62%
Gross Expenses(e)(f) 0.95% 0.98% 0.98% 0.95% 0.95% 1.08%
Supplemental Data:
Net Assets at end of period (000's) $76,295 $71,504 $83,742 $23,757 $33,276 $16,054
Portfolio Turnover(c)(g) 22% 37% 32% 22% 41% 37%
(a) The Fund’s fiscal year-end changed from October 31 to June 30.
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c) Not annualized for periods less than one year.
(d) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(e) Annualized for periods less than one year.
(f) Does not include acquired fund fees and expenses, if any.
(g) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Notes to Financial Statements
December 31, 2024
Victory Portfolios
25
(Unaudited)
1. Organization:
Victory Portfolios (the “Trust”) is organized as a Delaware statutory trust and the Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end investment company. The Trust is comprised of 37 funds and is authorized to issue an unlimited number of shares, which are units of beneficial interest with a par value of $0.001 per share.
The accompanying financial statements are those of the following two funds (collectively, the “Funds” and individually, a “Fund”). Each
Fund is classified as diversified under the 1940 Act.
* The Funds are generally closed to new investors. The Funds will continue to be available for investment (by direct purchase or exchange)
by the following: existing shareholders, investors that purchase shares through certain intermediaries, retirement plans that purchase shares through certain record keepers, and current and retired Fund trustees, officers, employees of Victory Capital Management Inc. (“VCM” or the “Adviser”) and affiliated providers, and their family members.
Each class of shares of a Fund has substantially identical rights and privileges except with respect to sales charges, fees paid under distribution plans, expenses allocable exclusively to each class of shares, voting rights on matters solely affecting a single class of shares, and the exchange privilege of each class of shares.  VCM is an indirect wholly owned subsidiary of Victory Capital Holdings, Inc., a publicly traded Delaware corporation, and a wholly owned direct subsidiary of Victory Capital Operating, LLC.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts with their vendors and others that provide for general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds. However, based on experience, the Funds expect that risk of loss to be remote.
2. Significant Accounting Policies:
The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements.  The policies are in conformity with U.S. Generally Accepted Accounting Principles (“GAAP”). The preparation of financial statements in accordance with GAAP requires the Adviser to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period.
Actual results could differ from those estimates. The Funds follow the specialized accounting and reporting requirements under GAAP that are applicable to investment companies under Accounting Standards Codification Topic 946.
Investment Valuation:
The Funds record investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.
The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Funds’ investments are summarized in the three broad levels listed below:
Level 1 — quoted prices (unadjusted) in active markets for identical securities
Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, or credit spreads, applicable to those securities, etc.)
Level 3 — significant unobservable inputs (including the Adviser’s assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The inputs or methodologies used for valuation techniques are not necessarily an indication of the risks associated with entering into those investments.
The Adviser, appointed as the valuation designee by the Trust’s Board of Trustees (the “Board”), has established the Pricing and Liquidity
Committee (the “Committee”), and subject to Board oversight, the Committee administers and oversees the Funds’ valuation policies and procedures, which are approved by the Board.
Portfolio securities listed or traded on securities exchanges, including Exchange-Traded Funds (“ETFs”) and American Depositary Receipts,
are valued at the last sale price on the exchange or system where the security is principally traded, if available, or at the Nasdaq Official Closing
Price. If there have been no sales for that day on the exchange or system, then a security is valued at the closing bid quotation on the exchange or system where the security is principally traded. In each of these situations, valuations are typically categorized as Level 1 in the fair value hierarchy.
Investments in open-end investment companies, other than ETFs, are valued at their net asset value (“NAV”). These valuations are typically categorized as Level 1 in the fair value hierarchy.
In the event that price quotations or valuations are not readily available, investments are valued at fair value in accordance with procedures established by and under the general supervision and responsibility of the Board. These valuations are typically categorized as Level 2 or Level
3 in the fair value hierarchy, based on the observability of inputs used to determine the fair value. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a
Funds (Legal Name)* Funds (Short Name) Investment Share Classes Offered
Victory Sycamore Established Value Fund Sycamore Established Value Fund A, C, I, R, R6, and Y
Victory Sycamore Small Company Opportunity Fund Sycamore Small Company Opportunity Fund A, I, R, R6, and Y

Notes to Financial Statements — continued
December 31, 2024
Victory Portfolios
26
(Unaudited)
security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Funds’ NAV to be more reliable than it otherwise would be.
A summary of the valuations as of December 31, 2024, based upon the three levels defined above, is included in the table below while the breakdown, by category, of investments is disclosed on the Schedules of Portfolio Investments (amounts in thousands):
As of December 31, 2024, there were no significant transfers into/out of Level 3.
Real Estate Investment Trusts (“REITs”):
The Funds may invest in REITs, which report information on the source of their distributions annually. REITs are pooled investment vehicles that invest primarily in income-producing real estate or real estate related loans or interests (such as mortgages). Certain distributions received from REITs will be reclassified to realized gains or return of capital as estimated by the Funds based on calendar year-end information as it becomes known or available.
Investment Companies:
Exchange-Traded Funds:
The Funds may invest in ETFs, the shares of which are bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities often designed to track the performance and dividend yield of a particular domestic or foreign market index. Among other purposes, the Funds may purchase shares of an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, although the lack of liquidity of an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.
Open-End Funds:
The Funds may invest in portfolios of open-end investment companies. These investment companies value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the board of directors of the underlying funds.
Investment Transactions and Related Income:
Changes in holdings of investments are accounted for no later than one business day following the trade date. For financial reporting purposes, however, investment transactions are accounted for on trade date or the last business day of the reporting period. Interest income is determined on the basis of coupon interest accrued and recorded daily  using the effective interest method which adjusts, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Gains or losses realized on sales of securities are recorded on the identified cost basis.
Withholding taxes on interest, dividends, and gains as a result of certain investments by the Funds have been provided for in accordance with each investment’s applicable country’s tax rules and rates.
Securities Lending:
The Funds, through a Securities Lending Agreement with Citibank, N.A. (“Citibank”), may lend their securities to qualified financial institutions, such as certain broker-dealers and banks, to earn additional income, net of income retained by Citibank.  Borrowers are required to initially secure their loans for collateral in the amount of at least 102% of the value of U.S. securities loaned or at least 105% of the value of non-U.S. securities loaned, marked-to-market daily. Any collateral shortfalls associated with increases in the valuation of the securities loaned are generally cured the next business day. The collateral can be received in the form of cash collateral and/or non-cash collateral. Non-
cash collateral can include U.S. Government Securities and other securities as permitted by Securities and Exchange Commission (“SEC”)
Level 1 Level 2 Level 3 Total
Sycamore Established Value Fund
Common Stocks ............................................... $ 17,798,928 $ — $ — $ 17,798,928
Exchange-Traded Funds ......................................... 122,873 — — 122,873
Collateral for Securities Loaned ................................... 2,049 — — 2,049
Total ....................................................... $ 17,923,850 $ — $ — $ 17,923,850
Sycamore Small Company Opportunity Fund
Common Stocks ............................................... 6,358,078 — — 6,358,078
Exchange-Traded Funds ......................................... 65,668 — — 65,668
Collateral for Securities Loaned ................................... 30,404 — — 30,404
Total ....................................................... $ 6,454,150 $ — $ — $ 6,454,150

Notes to Financial Statements — continued
December 31, 2024
Victory Portfolios
27
(Unaudited)
guidelines. The cash collateral is invested in short-term instruments or cash equivalents, primarily open-end investment companies, as noted
on the Funds’ Schedules of Portfolio Investments. The Funds effectively do not have control of the non-cash collateral and therefore it is not disclosed on the Funds’ Schedules of Portfolio Investments. Collateral requirements are determined daily based on the value of the Funds’
securities on loan as of the end of the prior business day.  During the time portfolio securities are on loan, the borrower will pay the Funds any dividends or interest paid on such securities plus any fee negotiated between the parties to the lending agreement. The Funds also earn a return from the collateral. The Funds pay Citibank various fees in connection with the investment of cash collateral and fees based on the investment income received from securities lending activities. Securities lending income (net of these fees) is disclosed on the Statements of Operations.
Loans are terminable upon demand and the borrower must return the loaned securities within the lesser of one standard settlement period or five business days.  Although risk is mitigated by the collateral, a Fund could experience a delay in recovering its securities and possible loss of income or value if the borrower fails to return them. In addition, there is a risk that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower.
The Funds’ agreement with Citibank does not include master netting provisions. Non-cash collateral received by the Funds may not be sold or repledged, except to satisfy borrower default.
The following table is a summary of the Funds’ securities lending transactions as of December 31, 2024 (amounts in thousands):
Federal Income Taxes:
Each Fund intends to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes is required in the financial statements. The Funds have a tax year end of June 30.
For the six months ended December 31, 2024, the Funds did not incur any income tax, interest, or penalties, and have recorded no liability for net unrecognized tax benefits relating to uncertain tax positions.
Management of the Funds has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax years, which includes the current fiscal tax year end). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.
Allocations:
Expenses directly attributable to a Fund are charged to that Fund, while expenses that are attributable to more than one fund in the Trust, or jointly with an affiliated trust, are allocated among the respective funds in the Trust and/or an affiliated trust based upon net assets or another appropriate basis.
Income, expenses (other than class-specific expenses such as transfer agent fees, state registration fees, printing fees, and 12b-1 fees), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets on the date income is earned or expenses and realized and unrealized gains and losses are incurred.
Fees Paid Indirectly:
Expense offsets to custody fees that arise from credits on cash balances maintained on deposit are reflected on the Statements of Operations, as applicable, as Fees paid indirectly.
3. Purchases and Sales:
Purchases and sales of securities (excluding securities maturing less than one year from acquisition) for the six months ended December 31,
2024, were as follows (amounts in thousands):
Value of
Securities on Loan
Non-Cash
Collateral Cash Collateral
Sycamore Established Value Fund ..................................... $ 2,002 $ — $ 2,049
Sycamore Small Company Opportunity Fund ............................. 28,991 — 30,404
Excluding U.S. Government
Securities
Purchases Sales
Sycamore Established Value Fund .............................................................. $ 3,461,069 $ 3,969,080
Sycamore Small Company Opportunity Fund ...................................................... 1,478,805 2,099,551

Notes to Financial Statements — continued
December 31, 2024
Victory Portfolios
28
(Unaudited)
4. Fees and Transactions with Affiliates and Related Parties:
Investment Advisory Fees:
Investment advisory services are provided to the Funds by the Adviser, which is a New York corporation registered as an investment adviser with the SEC.
Under the terms of the Investment Advisory Agreement, the Adviser is entitled to receive fees accrued daily and paid monthly at an annualized rate based on a percentage of the average daily net assets of each Fund. The rates at which the Adviser is paid by each Fund are included in the table below.
Amounts incurred and paid to VCM for the six months ended December 31, 2024, are reflected on the Statements of Operations as Investment advisory fees.
Administration and Servicing Fees:
VCM also serves as the Funds’ administrator and fund accountant. Under the Administration and Fund Accounting Agreement, VCM is paid an administration fee based on a percentage of the average daily net assets of the Trust, Victory Variable Insurance Funds and Victory Portfolios II.
The tiered rates at which VCM is paid by the Funds are shown in the table below:
Amounts incurred for the six months ended December 31, 2024, are reflected on the Statements of Operations as Administration fees.
Citi Fund Services Ohio, Inc. (“Citi”), an affiliate of Citibank, acts as sub-administrator and sub-fund accountant to the Funds pursuant to the
Sub-Administration and Sub-Fund Accounting Services Agreement between VCM and Citi. VCM pays Citi a fee for providing these services.
The Funds reimburse VCM and Citi for out-of-pocket expenses incurred in providing these services and certain other expenses specifically allocated to the Funds. Amounts incurred for the six months ended December 31, 2024, are reflected on the Statements of Operations as Sub-
Administration fees.
The Funds (as part of the Trust) have entered into an agreement with the Adviser to provide compliance services, pursuant to which the Adviser furnishes its compliance personnel, including the services of the Chief Compliance Officer (“CCO”), and other resources reasonably necessary to provide the Trust with compliance oversight services related to the design, administration, and oversight of a compliance program for the
Trust in accordance with Rule 38a-1 under the 1940 Act. The CCO is an employee of the Adviser, which pays the compensation of the CCO and support staff. The funds in the Trust, Victory Variable Insurance Funds, and Victory Portfolios II, in aggregate, compensate the Adviser for these services. Amounts incurred for the six months ended December 31, 2024, are reflected on the Statements of Operations as Compliance fees.
Transfer Agency Fees:
FIS Investor Services, LLC (“FIS”) serves as the Funds’ transfer agent. Under the Transfer Agent Agreement, the Trust pays FIS a fee for its services and reimburses FIS for all of their reasonable out-of-pocket expenses incurred in providing these services.  Amounts incurred for the six months ended December 31, 2024, are reflected on the Statements of Operations as Transfer agent fees.
Sub-Transfer Agency Fees:
The Funds have entered into Sub-Transfer Agency Agreements with financial intermediaries that provide recordkeeping, processing, shareholder communications and other services to customers of the intermediaries that hold positions in the Funds and have agreed to compensate the intermediaries for providing those services. Intermediaries transact with the Funds primarily through the use of omnibus accounts on behalf of their customers who hold positions in the Funds. These services would have been provided by the Funds’ transfer agent and other service providers if the shareholders’ accounts were maintained directly at the Funds’ transfer agent. Amounts incurred for the six months ended
December 31, 2024, are reflected on the Statements of Operations as Sub-Transfer agent fees.
Distributor/Underwriting Services:
Victory Capital Services, Inc. (the “Distributor”), an affiliate of the Adviser, serves as Distributor for the continuous offering of the shares of the
Funds pursuant to a Distribution Agreement between the Distributor and the Trust.
Pursuant to the Distribution and Service Plans adopted in accordance with Rule 12b-1 under the 1940 Act, the Distributor may receive a monthly distribution and service fee up to the annual rate shown in the table below:
Adviser Fee Tier Rates
Up to $100 million
$100 million -$200
million Over $200 million
Sycamore Established Value Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.65% 0.55% 0.45%
Up to $500 million Over $500 million
Sycamore Small Company Opportunity Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.85% 0.75%
Net Assets
Up to $15 billion $15 billion — $30 billion Over $30 billion
0.08%, plus 0.05%, plus 0.04%

Notes to Financial Statements — continued
December 31, 2024
Victory Portfolios
29
(Unaudited)
The distribution and service fees paid to the Distributor may be used by the Distributor to pay for activities primarily intended to result in the sale of Class A, Class C, and Class R. Amounts incurred for the six months ended December 31, 2024, are reflected on the Statements of
Operations as 12b-1 fees.
In addition, the Distributor is entitled to receive commissions in connection with sales of the Class A. For the six months ended December 31,
2024, the Distributor received the following from commissions earned in connection with sales of Class A (amounts in thousands):
Other Fees:
Citibank serves as the Funds’ custodian. The Funds pay Citibank a fee for providing these services. Amounts incurred for the six months ended
December 31, 2024, are reflected on the Statements of Operations as Custodian fees.
Sidley Austin LLP provides legal services to the Trust.
The Adviser has entered into an expense limitation agreement with the Trust. Under the terms of the agreement, the Adviser has agreed to waive fees or reimburse certain expenses to the extent that ordinary operating expenses incurred by certain classes of the Funds in any fiscal year exceed the expense limits for the Funds. Such excess amounts will be the liability of the Adviser. Acquired fund fees and expenses, interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with GAAP, and other extraordinary expenses not incurred in the ordinary course of the Funds’ business are excluded from the expense limits. As of December 31, 2024, the expense limits
(excluding voluntary waivers) were as follows:
Under the terms of the expense limitation agreement, the Funds have agreed to repay fees and expenses that were waived or reimbursed by the Adviser for a period of up to three years (thirty-six (36) months) after the waiver or reimbursement took place, subject to the lesser of any operating expense limits in effect at the time of: (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount.
The Funds have not recorded any amounts available to be repaid to the Adviser as a commitment and contingency liability due to an assessment that such repayments are not probable at December 31, 2024.
As of December 31, 2024, the Funds had no amounts available to be repaid to the Adviser.
The Adviser may voluntarily waive or reimburse additional fees to assist the Funds in maintaining competitive expense ratios. Voluntary waivers and reimbursements applicable to the Funds are not available to be recouped at a future time. There were no voluntary waivers or reimbursements for the six months ended December 31, 2024.
The Funds have adopted a Deferred Compensation Plan (the “Plan”) for their Trustees who receive compensation from the Funds. Under the terms of the Plan, a Trustee may elect to defer all or a portion of their compensation. Amounts deferred may be allocated to investment options that are specified in the Plan as selected by the Trustee, among certain Victory Funds, in which their deferred accounts are deemed invested. Investments held within the Plan as of December 31, 2024 are among, Victory Fund for Income, Victory Low Duration Bond Fund,
Victory Market Neutral Income Fund, Victory RS Science and Technology Fund, Victory Sycamore Established Value Fund, Victory Sycamore
Small Company Opportunity Fund, Victory S&P 500 Index Fund and Victory Special Value Fund. Deferred compensation liability under the
Agreement constitutes a general unsecured obligation for the applicable Victory Fund. For the six months ended December 31, 2024, the amounts of deferred compensation have been included Statements of Assets and Liabilities.
Certain officers and/or interested trustees of the Funds are also officers and/or employees of the Adviser, administrator, fund accountant, legal counsel, and Distributor.
5. Risks:
The Funds may be subject to other risks in addition to these identified risks.
Equity Securities Risk — The value of the equity securities in which the Funds invest may decline in response to developments affecting individual companies and/or general economic conditions in the United States or abroad. A company’s earnings or dividends may not increase
Class A Class C Class R
Sycamore Established Value Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.25% 1.00% 0.50%
Sycamore Small Company Opportunity Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.25% N/A 0.50%
Amount
Sycamore Established Value Fund ......................................................................... $ 4
Sycamore Small Company Opportunity Fund ................................................................. 1
In effect until
October 31, 2025
Class C Class Y
Sycamore Established Value Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 1.84% N/A
Sycamore Small Company Opportunity Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . N/A 1.15%

Notes to Financial Statements — continued
December 31, 2024
Victory Portfolios
30
(Unaudited)
as expected (or may decline) because of poor management, competitive pressures, reliance on particular suppliers or geographical regions, labor problems or shortages, corporate restructurings, fraudulent disclosures, man-made or natural disasters, military confrontations or wars, terrorism, public health crises, or other events, conditions, and factors. Price changes may be temporary or last for extended periods.
General Market Risk — Overall market risks may affect the value of the Funds. Domestic and international factors such as political events, war, terrorism, trade disputes, inflation rates, interest rate levels, and other fiscal and monetary policy changes; cybersecurity incidents, pandemics, and other public health crises; sanctions against a particular foreign country, its nationals, businesses, or industries; and related geopolitical events, as well as environmental disasters such as earthquakes, fires, and floods, or other catastrophes, may add to instability in global economies and markets generally, and may lead to increased market volatility. Global economies and financial markets are highly interconnected, which increases the possibility that conditions in one country or region might adversely affect issuers in another country or region. The impact of these and other factors may be short-term or may last for extended periods.
Sector Focus Risk — To the extent the Funds focus in one or more sectors, such as the industrials and financials sectors, market or economic factors impacting those sectors could have a significant effect on the value of the Funds’ investments and could make the Funds’ performance more volatile.
Mid-Capitalization Stock Risk — Mid-sized companies may be subject to a number of risks not associated with larger, more established companies, potentially making their stock prices more volatile and increasing the risk of loss.
Small-Capitalization Stock Risk — Small-sized companies are subject to a number of risks not associated with larger, more established companies, potentially making their stock prices more volatile and increasing the risk of loss. Smaller companies may have limited markets, product lines, or financial resources and lack management experience and may experience higher failure rates than larger companies.
6. Borrowing and Interfund Lending:
Line of Credit:
The Victory Funds Complex participates in a short-term demand note “Line of Credit” agreement with Citibank. Under the agreement with
Citibank, the funds in the Trust, Victory Variable Insurance Funds, Victory Portfolios II, and Victory Portfolios III (collectively, the  “Victory
Funds Complex”), in aggregate, may borrow up to $600 million, of which $300 million is committed and $300 million is uncommitted. $40 million of the Line of Credit is reserved for use by the Victory Floating Rate Fund, another series of the Victory Funds Complex, with Victory
Floating Rate Fund paying the related commitment fees for that amount. The purpose of the Line of Credit is to meet temporary or emergency cash needs. For the six months ended December 31, 2024, Citibank received an annual commitment fee of 0.15% on $300 million for providing the Line of Credit. Each Fund in the Victory Funds Complex paid a pro-rata portion of the commitment fees plus any interest on amounts borrowed. Interest is based on the one-month Secured Overnight Financing Rate plus 1.10 percent. Effective June 25, 2024, the agreement was renewed with a termination date of June 23, 2025, and the annual commitment fee of 0.15% remained unchanged. Interest charged to each
Fund during the period, if applicable, is reflected on the Statements of Operations under Line of credit fees.
The Funds had no borrowings under the Line of Credit agreement during the six months ended December 31, 2024.
Interfund Lending:
The Trust and the Adviser rely on an exemptive order granted by the SEC in March 2017 (the “Order”), permitting the establishment and operation of an Interfund Lending Facility (the “Facility”). The Facility allows each Fund to directly lend and borrow money to or from any other fund in the Victory Funds Complex that is permitted to participate in the Facility, relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are allowed for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund’s borrowing restrictions.
The interfund loan rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. As a Borrower (as defined in the Order), interest charged to each Fund, if any, during the period, is reflected on the Statements of Operations under Interfund lending fees. As a Lender (as defined in the Order), interest earned by each Fund, if any, during the period, is reflected on the
Statements of Operations under Interfund lending.
The average borrowing or lending for the days outstanding and average interest rate for the Funds that utilized this Facility during the six months ended December 31, 2024, were as follows (amounts in thousands):
* Based on the number of days borrowings were outstanding for the six months ended December 31, 2024.
7. Federal Income Tax Information:
Dividends from net investment income, if any, are declared and paid as noted in the table below. Distributable net realized gains, if any, are declared and distributed at least annually from each Fund.
Borrower or
Lender
Amount
Outstanding at
December 31, 2024
Average
Borrowing*
Average
Interest Rate*
Maximum
Borrowing
During the
Period
Sycamore Established Value Fund .................... Lender $ — $ 5,635 5.44% $ 28,259

Notes to Financial Statements — continued
December 31, 2024
Victory Portfolios
31
(Unaudited)
The amounts of dividends from net investment income and distributions from net realized gains (collectively, distributions to shareholders) are determined in accordance with federal income tax regulations, which may differ from GAAP. To the extent these “book/tax” differences are permanent in nature (e.g., net operating loss and distribution reclassification), such amounts are reclassified within the components of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales) do not require reclassification. To the extent dividends and distributions exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital. Net investment losses incurred by the Funds may be reclassified as an offset to capital on the accompanying Statements of Assets and Liabilities.
The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings (loss) will be determined at the end of the current tax year.
At the tax year ended June 30, 2024, the Funds had no capital loss carryforward for federal income tax purposes.
8. Affiliated Securities:
An affiliated security is a security in which a Fund has ownership of at least 5% of the security’s outstanding voting shares, an investment company managed by VCM, or an issuer under common control with a Fund or VCM. The Funds do not invest in affiliated securities for the purpose of exercising management or control.  These securities are noted as affiliated on the Funds’ Schedule of Portfolio Investments.
Transactions in affiliated securities during the six months ended December 31, 2024, were as follows (amounts in thousands):
* Formerly Viad Corp.
9. New Accounting Pronouncement:
In this reporting period, the Funds adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280): Improvements to
Reportable Segment Disclosures. Adoption of the new standard impacted financial statement disclosures only and did not affect each Fund’s financial position or the results of its operations.
The management committee of the Adviser acts as each Fund’s Chief Operating Decision Maker (“CODM”). Each Fund represents a single operating segment, as the CODM monitors the operating results of each Fund as a whole and the Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy. The financial information in the form of the Funds’ portfolio composition, total returns, expense ratios, and changes in net assets, which are used by the CODM to assess the segment’s performance versus each Fund’s comparative benchmarks and to make resource allocation decisions for the Fund’s single segment, is consistent with that presented within each Fund’s financial statements. Segment assets are reflected on the accompanying Statements of Assets and
Liabilities as “total assets” and significant segment expenses are listed on the accompanying Statements of Operations.
Declared Paid
Sycamore Established Value Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . Quarterly Quarterly
Sycamore Small Company Opportunity Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . Annually Annually
Fair Value
6/30/2024
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gains
(Losses)
Capital Gain
Distributions
Net Change in
Unrealized
Appreciation/
Depreciation
Fair Value
12/31/2024
Dividend
Income
Sycamore Small Company Opportunity
Fund
AdvanSix, Inc. ................... $ 42,860 $ — $ (2,697) $ (1,091) $ — $ 11,469 $ 50,541 $ 572
Astec Industries, Inc. .............. 39,151 — (4,944) (3,766) — 8,871 39,312 306
Cohu, Inc. ...................... 77,454 4,513 (4,452) (1,479) — (13,424) 62,612 —
National Bank Holdings Corp., Class A . 53,303 30,566 (446) (13) — 6,585 89,995 1,171
Pursuit Attractions and Hospitality, Inc. * 45,390 5,668 (8,250) 273 — 13,245 56,326 —
$ 258,158 $ 40,747 $ (20,789) $ (6,076) $ — $ 26,746 $ 298,786 $ 2,049

Supplemental Information
December 31, 2024
Victory Portfolios
32
(Unaudited)
Considerations of the Board in Continuing the Investment Advisory Agreement (the “Agreement”)
The Board approved the Agreement on behalf of each of the Funds at a meeting, which was called for that purpose, on December 5, 2024.
The Board also considered information relating to the Funds and the Agreement provided throughout the year and, more specifically, at the meetings on October 21, 2024 and December 5, 2024. In considering whether to approve the Agreement, the Board requested from the Adviser certain information concerning the Funds to assist it in evaluating the terms of the Agreement. In response to the request from the Independent
Trustees, the Adviser provided information and reports relevant to the continuation of the Agreement. The Board, including the Independent
Trustees, evaluated this information along with other information obtained throughout the year and was advised by legal counsel to the Funds and independent legal counsel to the Independent Trustees.
The Board considered each Fund’s advisory fee, expense ratio and investment performance as significant factors in determining whether the Agreement should be continued. In considering whether the compensation paid to the Adviser was fair and reasonable, the Board also evaluated, among other things, the following factors:
The requirements of the Funds for the services provided by the Adviser;
The nature, quality and extent of the services provided and expected to be provided;
The performance of the Funds as compared to comparable funds;
The fees payable for the services and whether the fee arrangements provided for economies of scale that would benefit Fund shareholders as the Funds grow (acknowledging that economies of scale can be complex to assess and typically are not directly measurable) and whether additions of or revisions to breakpoints would be appropriate;
Whether the fee would be sufficient to enable the Adviser to attract and retain experienced personnel and continue to provide quality services to the Funds;
The fees paid by other clients of the Adviser whose accounts are managed in a similar investment style and any differences in the services provided to the other clients compared to those provided to the Funds;
The total expenses of each Fund;
Management’s commitment to operating the Funds at competitive expense levels;
The profitability of the Adviser (as reflected by comparing fees earned against an estimate of the Adviser’s costs) with respect to the Adviser’s relationship with the Funds;
Research and other service benefits received by the Adviser obtained through payment of client commissions for securities transactions;
Other indirect benefits received by the Adviser, and its affiliates, including revenues paid to the Adviser, or its affiliates, by the Funds for ad-
ministration and fund accounting services, and distribution;
The capabilities and financial condition of the Adviser;
Current economic and industry trends; and
The historical relationship between each Fund and the Adviser.
The Board reviewed each Fund’s gross management fee, comprised of the advisory fee plus the administrative services fee paid to the Adviser, in the context of the Adviser’s business and services with respect to each Fund individually and with respect to all the funds as a whole. The
Board retained an independent, third-party consultant to provide comparative information about fees, expenses and performance, and to design and maintain a database of relevant information designed to assist the Board in retrieving and analyzing comparative information. The Board met with the consultant to review its inputs and methodologies, among other things. The Board compared each Fund’s gross management fees and total operating expense ratio on a net and gross basis with the median gross management fee and median expense ratio of a universe of comparable mutual funds compiled by the consultant and a peer group of funds selected by that consultant from the universe. The Board reviewed the factors and methodology used by the consultant in the selection of each Fund’s peer group, including the consultant’s selection of a broad universe of funds, the more specific universe of comparable funds, and peer groups of funds with comparable investment strategies and asset levels, among other factors. The Board also reviewed any changes to the consultant’s methodology as compared to the prior year, including those resulting from the Adviser’s input, if any. With respect to certain Funds, the Board also reviewed fees and other information related to the Adviser’s management of similarly managed institutional or private accounts, and the differences in the services provided to these other accounts. The Board also noted that the breakpoints in the advisory fee schedule for some of the Funds evidenced one way in which the
Adviser has shown a willingness to share in its economies of scale.
As in prior years, in evaluating the Adviser’s performance, the Board also considered how the Adviser addressed challenges related to changing market conditions and legal and regulatory developments affecting the Funds.
To help it evaluate the fees and expenses of each Fund with a total net expense ratio that ranked within the fourth quartile (most expensive) in relation to funds in a peer group selected by an independent third-party consultant, the Board requested, and the Adviser provided, supplemental information about fee levels and the nature of the services provided on a Fund-by-Fund basis as described in greater detail below. When a Fund’s management fee or total expenses were higher than those of other funds in the peer group, the Board considered factors that contributed to the
Fund’s management fee or the Fund’s total expenses, including, among other things, whether the Fund requires specific or specialized portfolio management, administration or oversight needs; the size of the Fund’s assets in relation to its peers; whether the Fund has experienced sustained redemptions leading to decreased assets; and the factors that resulted in, for example, rapid or recent changes in expenses. The Board also

Supplemental Information — continued
December 31, 2024
Victory Portfolios
33
(Unaudited)
considered the extent to which the Adviser waives management fees and/or reimburses any Fund for other Fund-level expenses, including the extent to which any such waivers or reimbursements were applied at different rates for different share classes. The Board asked for and received information to help it evaluate the process that the Adviser uses to monitor whether any such waiver or reimbursement resulted in any potential
“cross-subsidization” of one share class by another share class.
The Board also reviewed the compliance and administrative services provided to the Funds by the Adviser and its affiliates, including the Adviser’s oversight of the Funds’ day-to-day operations and oversight of Fund accounting, assistance in meeting legal and regulatory requirements, and other services necessary for the operation of the Funds and the Trust.
The Board reviewed each Fund’s performance over one-, three-, five- and ten-year periods against the performance of the Fund’s selected peer group and benchmark index. The Board recognized that the performance of the Funds and the peer group funds are net of expenses, while the performance of the benchmark index reflects gross returns.
When a Fund underperformed the funds in its selected peer group and/or benchmark index for any of the periods reported, the Board considered the magnitude and duration of that underperformance relative to the selected peer group and/or benchmark index (e.g., the amount by which a
Fund underperformed, including, for example, whether the Fund slightly underperformed or significantly underperformed its benchmark both in absolute and relative terms). For those Funds identified as having underperformed the selected peer group and/or benchmark index for multiple periods of time, the Board further inquired into the circumstances of its underperformance, including with respect to significant differences in investment strategy or securities exposure of the Fund as compared to its benchmark index and selected peer group. In these cases, the Board discussed with the Adviser each such Fund’s performance, potential reasons for the relative performance, and, if necessary, steps that the
Adviser had taken, or intends to take, to improve performance, including, as appropriate, matters relating to staffing levels, and portfolio trading strategies, among other things.
When a Fund’s gross management fee, net management fee (gross management fees less any fees waived or expenses reimbursed by the
Adviser) or total net expenses ranked in the fourth quartile (most expensive), the Board considered the magnitude of differences relative to the selected peer group (e.g., the amount by which a Fund’s expenses differed, including, for example, whether the Fund’s fees and expenses were slightly or significantly higher as compared to funds in its selected peer group). The Board also considered the types of expenses paid by the funds in the Funds’ selected peer groups noting, for example, that certain funds in the Funds’ selected peer groups do not pay rule 12b-1 fees, and the changes in the selected peer groups as compared to prior years.
The Board also met with the portfolio managers of the Funds during the 12 months prior to voting on the contract renewal to discuss the Funds’
performance, and received a report each quarter on the Funds’ performance, among other things, from the Adviser’s President of Investment
Franchises & Solutions and Head of Product & Strategy. The Board also considered the Adviser’s responsiveness with respect to the relative performance. The Board recognized that the performance data reflects a period as of a particular date and that selecting a different performance period could produce significantly different results. The Board further acknowledged that long-term performance could be affected by even one period of significant outperformance or underperformance. In this regard, the Board noted that performance, especially short-term performance, is only one of the factors that it deems relevant to its consideration of the Agreement.
The Board reviewed various other specific factors with respect to each Fund, as described below. In their deliberations, the Trustees did not rank the importance of any particular information or factor considered and each Trustee may have attributed different weights to various factors.
Sycamore Established Value Fund:
Performance. The Board compared the Fund’s Class A performance for the one-, three-, five- and ten-year periods ended June 30, 2024, to that of the median performance of the Fund’s peer group and benchmark index for the same periods and considered the fact that the Fund underperformed the benchmark index for the one-year period, outperformed the benchmark index for the three-, five- and ten-year periods, underperformed the peer group median for the one-year period, and outperformed the peer group median for the three-, five-, and ten-year periods.
Fees and Expenses. The Board considered that, as compared to other funds in the Fund’s peer group, the Fund’s gross management fee ranked in the first quartile (least expensive), the Fund’s net management fee (gross management fees less any fees waived or expenses reimbursed by the
Adviser) ranked in the first quartile (least expensive) and the Fund’s total net expenses ranked in the first quartile (least expensive). The Board also considered that the Fund benefited from a contractual agreement with the Adviser pursuant to which the Adviser waives and/or reimburses expenses for certain classes of the Fund’s shares, and that it believed that the waivers and/or reimbursements likely would stabilize the Fund’s expenses for those share classes during that period.
In evaluating the Agreement, the Board considered, in addition to those considerations described above and among other things: (1) the Fund’s management fee compared to comparable mutual funds; (2) the Fund’s total expense ratio compared to comparable mutual funds; (3) that the
Adviser’s willingness to limit the expenses of certain classes for a period of time likely would stabilize the Fund’s expenses for those share classes during that period; and (4) any discussions the Board had with the Adviser as outlined above. Taking these factors, among others, into consideration, the Board concluded that the Agreement continued to be in the best interests of the Fund’s shareholders.
Sycamore Small Company Opportunity Fund:
Performance. The Board compared the Fund’s Class A performance for the one-, three-, five- and ten-year periods ended June 30, 2024, to that of the median performance of the Fund’s peer group and benchmark index for the same periods and considered the fact that the Fund underperformed the benchmark index for the one-year period, outperformed the benchmark index for the three-, five- and ten-year periods,

Supplemental Information — continued
December 31, 2024
Victory Portfolios
34
(Unaudited)
underperformed the peer group median for the one-, three- and five-year periods, and outperformed the peer group median for the ten-year period.
Fees and Expenses. The Board considered that, as compared to other funds in the Fund’s peer group, the Fund’s gross management fee ranked in the third quartile, the Fund’s net management fee (gross management fees less any fees waived or expenses reimbursed by the Adviser) ranked in the third quartile and the Fund’s total net expenses ranked in the third quartile. The Board also considered that the Fund benefited from a contractual agreement with the Adviser pursuant to which the Adviser waives and/or reimburses expenses for certain classes of the Fund’s shares, and that it believed that the waivers and/or reimbursements likely would stabilize the Fund’s expenses for those share classes during that period.
In evaluating the Agreement, the Board considered, in addition to those considerations described above and among other things: (1) the Fund’s management fee compared to comparable mutual funds; (2) the Fund’s total expense ratio compared to comparable mutual funds; (3) that the
Adviser’s willingness to limit the expenses of certain classes for a period of time likely would stabilize the Fund’s expenses for those share classes during that period; and (4) any discussions the Board had with the Adviser as outlined above. Taking these factors, among others, into consideration, the Board concluded that the Agreement continued to be in the best interests of the Fund’s shareholders.
Conclusion:
Based on its review of the information requested and provided, and following extended discussions, the Board determined that the Agreement, on behalf of the Funds discussed above, was consistent with the best interests of each Fund and its shareholders, and the Board unanimously approved the Agreement, on behalf of each Fund, for an additional annual period on the basis of the foregoing review and discussions and the following considerations, among others:
The fairness and reasonableness of the investment advisory fee payable to the Adviser under the Agreement in light of the investment advisory services provided, the costs of these services, the profitability of the Adviser’s relationship with each Fund and the comparability of the fee paid to the fees paid by other investment companies;
The nature, quality and extent of the investment advisory services provided by the Adviser;
The Adviser’s entrepreneurial commitment to the management of each Fund and the creation of a broad-based family of funds, which entails a substantial commitment of the Adviser’s resources to the successful operation of each Fund;
The Adviser’s representations regarding its staffing and capabilities to manage each Fund, including the retention of personnel with relevant portfolio management experience;
The Adviser’s efforts to enhance investment results by, among other things, developing and supporting quality portfolio management teams;
and
The overall high quality of the personnel, operations, financial condition, investment management capabilities, methodologies and perfor-
mance of the Adviser.

Victory Funds
P.O. Box 182593
Columbus, Ohio 43218-2593
Visit our website at:
vcm.com
Call Victory at:
800-539-FUND (800-539-3863)
VP-SMF-SAR (12/24)

(b)  The Financial Highlights are included as a part of the Financial Statements filed under Item 7(a) of this Form.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Proxy disclosures, if any, are included as part of the Financial Statements filed under Item 7(a) of this Form.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Not applicable.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Approval of Investment Advisory Contract is a part of the Financial Statements filed under Item 7(a) of this Form.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 16. Controls and Procedures.

(a)  The Registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that those disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the Registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b)  There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17CFR 270.30a-3(d)) that occurred during the period covered by this report that have materially affected or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1)  Not applicable.

(a)(2)  Not applicable.

(a)(3)  The certifications required by Rule 30a-2(a) of the Investment Company Act of 1940 are attached hereto.

(b)  The certifications required by Rule 30a-2(b) of the Investment Company Act of 1940 and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Victory Portfolios

By (Signature and Title)     /s/ Carol D. Trevino
                                            Carol D. Trevino, Treasurer and Principal Financial Officer
Date: March 6, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)     /s/ Thomas Dusenberry
                                                Thomas Dusenberry, President and Principal Executive Officer
Date: March 6, 2025

By (Signature and Title)     /s/ Carol D. Trevino
                                            Carol D. Trevino, Treasurer and Principal Financial Officer
Date: March 6, 2025